PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	712,999	$8,142,447
Pacific Funds Floating Rate Income ‘P’	254,655	2,490,524
Pacific Funds High Income ‘P’	2,544,878	26,390,388
PF Inflation Managed Fund ‘P’	1,360,153	13,887,166
PF Managed Bond Fund ‘P’	8,909,463	99,785,988
PF Short Duration Bond Fund ‘P’	2,777,655	28,220,976
PF Emerging Markets Debt Fund ‘P’	1,450,007	12,687,564
PF Growth Fund ‘P’	39,836	1,369,170
PF Large-Cap Value Fund ‘P’	431,621	5,718,983
PF Small-Cap Growth Fund ‘P’	110,027	2,571,322
PF Small-Cap Value Fund ‘P’	434,482	4,861,858
PF Emerging Markets Fund ‘P’	402,736	6,222,270
PF International Small-Cap Fund ‘P’	102,581	1,278,157
PF Multi-Asset Fund ‘P’	2,744,245	38,309,653

Total Affiliated Mutual Funds (Cost $215,768,567)		251,936,466

TOTAL INVESTMENTS - 100.1% (Cost $215,768,567)		251,936,466

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(141,220)

NET ASSETS - 100.0%		$251,795,246

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$251,936,466	$251,936,466	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	782,171	$8,932,397
Pacific Funds Floating Rate Income ‘P’	170,782	1,670,245
Pacific Funds High Income ‘P’	2,455,223	25,460,659
PF Inflation Managed Fund ‘P’	833,893	8,514,047
PF Managed Bond Fund ‘P’	9,766,168	109,381,085
PF Short Duration Bond Fund ‘P’	2,267,924	23,042,105
PF Emerging Markets Debt Fund ‘P’	1,565,706	13,699,927
PF Growth Fund ‘P’	311,926	10,720,880
PF Large-Cap Value Fund ‘P’	1,363,106	18,061,157
PF Small-Cap Growth Fund ‘P’	224,427	5,244,849
PF Small-Cap Value Fund ‘P’	732,943	8,201,635
PF Emerging Markets Fund ‘P’	868,316	13,415,476
PF International Large-Cap Fund ‘P’	294,331	3,623,216
PF International Small-Cap Fund ‘P’	277,724	3,460,438
PF International Value Fund ‘P’	218,989	1,839,506
PF Multi-Asset Fund ‘P’	6,095,088	85,087,433
PF Real Estate Fund ‘P’	120,866	1,845,623

Total Affiliated Mutual Funds (Cost $279,315,380)		342,200,678

TOTAL INVESTMENTS - 100.1% (Cost $279,315,380)		342,200,678

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(376,702)

NET ASSETS - 100.0%		$341,823,976

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$342,200,678	$342,200,678	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,763,970	$20,144,543
Pacific Funds Floating Rate Income ‘P’	551,477	5,393,449
Pacific Funds High Income ‘P’	5,287,858	54,835,088
PF Inflation Managed Fund ‘P’	1,078,442	11,010,893
PF Managed Bond Fund ‘P’	22,089,709	247,404,743
PF Short Duration Bond Fund ‘P’	3,138,976	31,891,994
PF Emerging Markets Debt Fund ‘P’	2,541,190	22,235,410
PF Growth Fund ‘P’	1,773,793	60,965,270
PF Large-Cap Value Fund ‘P’	4,750,079	62,938,548
PF Small-Cap Growth Fund ‘P’	966,556	22,588,412
PF Small-Cap Value Fund ‘P’	3,322,271	37,176,211
PF Emerging Markets Fund ‘P’	3,160,031	48,822,478
PF International Large-Cap Fund ‘P’	1,043,946	12,850,972
PF International Small-Cap Fund ‘P’	901,607	11,234,029
PF International Value Fund ‘P’	773,221	6,495,052
PF Multi-Asset Fund ‘P’	32,624,822	455,442,509
PF Real Estate Fund ‘P’	390,765	5,966,989

Total Affiliated Mutual Funds (Cost $830,572,072)		1,117,396,590

TOTAL INVESTMENTS - 100.1% (Cost $830,572,072)		1,117,396,590

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(876,738)

NET ASSETS - 100.0%		$1,116,519,852

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,117,396,590	$1,117,396,590	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	775,629	$8,857,686
Pacific Funds High Income ‘P’	3,443,053	35,704,460
PF Managed Bond Fund ‘P’	9,520,290	106,627,250
PF Short Duration Bond Fund ‘P’	1,276,516	12,969,398
PF Emerging Markets Debt Fund ‘P’	1,550,764	13,569,183
PF Growth Fund ‘P’	2,438,570	83,813,655
PF Large-Cap Value Fund ‘P’	5,583,289	73,978,585
PF Small-Cap Growth Fund ‘P’	983,509	22,984,607
PF Small-Cap Value Fund ‘P’	3,878,409	43,399,397
PF Emerging Markets Fund ‘P’	3,426,676	52,942,138
PF International Large-Cap Fund ‘P’	1,884,908	23,203,223
PF International Small-Cap Fund ‘P’	1,102,792	13,740,786
PF International Value Fund ‘P’	2,676,611	22,483,533
PF Multi-Asset Fund ‘P’	27,908,019	389,595,939
PF Real Estate Fund ‘P’	955,905	14,596,673

Total Affiliated Mutual Funds (Cost $659,826,210)		918,466,513

TOTAL INVESTMENTS - 100.1% (Cost $659,826,210)		918,466,513

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,114,459)

NET ASSETS - 100.0%		$917,352,054

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$918,466,513	$918,466,513	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Pacific Funds Core Income ‘P’	29,383	$335,550
Pacific Funds High Income ‘P’	489,110	5,072,070
PF Managed Bond Fund ‘P’	420,755	4,712,453
PF Emerging Markets Debt Fund ‘P’	195,850	1,713,686
PF Growth Fund ‘P’	1,108,517	38,099,728
PF Large-Cap Value Fund ‘P’	1,335,059	17,689,529
PF Small-Cap Growth Fund ‘P’	596,158	13,932,216
PF Small-Cap Value Fund ‘P’	2,206,155	24,686,869
PF Emerging Markets Fund ‘P’	1,514,288	23,395,746
PF International Large-Cap Fund ‘P’	924,636	11,382,273
PF International Small-Cap Fund ‘P’	698,737	8,706,262
PF International Value Fund ‘P’	517,313	4,345,428
PF Multi-Asset Fund ‘P’	13,718,387	191,508,684
PF Real Estate Fund ‘P’	362,065	5,528,735

Total Affiliated Mutual Funds (Cost $238,385,555)		351,109,229

TOTAL INVESTMENTS - 100.0% (Cost $238,385,555)		351,109,229

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(150,390)

NET ASSETS - 100.0%		$350,958,839

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$351,109,229	$351,109,229	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 67.4%

Basic Materials - 1.2%

International Flavors & Fragrances Inc 0.697% due 09/15/22 ~	$50,000	$50,046
LYB International Finance III LLC 1.145% (USD LIBOR + 1.000%) due 10/01/23 §	350,000	350,571

		400,617

Communications - 4.5%

AT&T Inc 0.690% (SOFR + 0.640%) due 03/25/24 §	450,000	451,086
Charter Communications Operating LLC 1.826% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	308,512
eBay Inc 1.056% (USD LIBOR + 0.870%) due 01/30/23 §	300,000	302,977
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	236,156	237,607
Verizon Communications Inc 0.550% (SOFR + 0.500%) due 03/22/24 §	150,000	151,222

		1,451,404

Consumer, Cyclical - 4.8%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	350,235
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	89,565	89,872
4.625% due 12/20/25 ~	70,458	74,370
DR Horton Inc 4.375% due 09/15/22	250,000	259,214
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	104,208
Lennar Corp
4.125% due 01/15/22	250,000	253,116
4.750% due 11/15/22	250,000	262,185
McDonald’s Corp 0.614% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,193

		1,543,393

Consumer, Non-Cyclical - 4.6%

AmerisourceBergen Corp 0.737% due 03/15/23	150,000	150,290
Bayer US Finance II LLC (Germany) 1.129% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	253,694
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	499,217
General Mills Inc 1.200% (USD LIBOR + 1.010%) due 10/17/23 §	350,000	356,344

	Principal Amount	Value
Hormel Foods Corp 0.650% due 06/03/24	$100,000	$100,231
Keurig Dr Pepper Inc 0.750% due 03/15/24	150,000	150,180

		1,509,956

Energy - 2.2%

Energy Transfer Partners LP 5.000% due 10/01/22	200,000	208,529
Kinder Morgan Inc 1.464% (USD LIBOR + 1.280%) due 01/15/23 §	100,000	101,398
Valero Energy Corp 1.269% (USD LIBOR + 1.150%) due 09/15/23 §	415,000	415,750

		725,677

Financial - 31.8%

Athene Global Funding 1.368% (USD LIBOR + 1.230%) due 07/01/22 ~ §	500,000	505,125
Bank of America Corp
0.715% (SOFR + 0.690%) due 04/22/25 §	500,000	503,334
0.921% (USD LIBOR + 0.790%) due 03/05/24 §	250,000	252,355
Brighthouse Financial Global Funding 0.600% due 06/28/23 ~	150,000	150,000
Citigroup Inc
1.126% (USD LIBOR + 0.950%) due 07/24/23 §	350,000	352,798
1.256% (USD LIBOR + 1.100%) due 05/17/24 §	200,000	203,202
Cooperatieve Rabobank UA (Netherlands) 1.006% (USD LIBOR + 0.860%) due 09/26/23 ~ §	250,000	253,525
Credit Suisse AG (Switzerland) 0.480% (SOFR + 0.450%) due 02/04/22 §	250,000	250,430
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	211,021
HSBC Holdings PLC (United Kingdom) 1.155% (USD LIBOR + 1.000%) due 05/18/24 §	450,000	456,084
Intercontinental Exchange Inc 0.769% (USD LIBOR + 0.650%) due 06/15/23 §	200,000	199,857
Jackson National Life Global Funding 0.876% (USD LIBOR + 0.730%) due 06/27/22 ~ §	250,000	251,553
JPMorgan Chase & Co
0.903% (USD LIBOR + 0.730%) due 04/23/24 §	750,000	757,416
1.063% (USD LIBOR + 0.890%) due 07/23/24 §	250,000	253,544
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,627

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Mitsubishi UFJ Financial Group Inc (Japan)
0.871% (USD LIBOR + 0.740%) due 03/02/23 §	$300,000	$302,713
1.036% (USD LIBOR + 0.860%) due 07/26/23 §	365,000	370,046
Morgan Stanley
1.382% (USD LIBOR + 1.220%) due 05/08/24 §	500,000	509,300
1.576% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	254,113
Nasdaq Inc 0.445% due 12/21/22	100,000	99,999
NatWest Markets PLC (United Kingdom) 0.563% (SOFR + 0.530%) due 08/12/24 ~ §	200,000	200,777
New York Life Global Funding 0.559% (USD LIBOR + 0.440%) due 07/12/22 ~ §	400,000	401,637
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	207,830
PNC Bank NA 0.475% (USD LIBOR + 0.325%) due 02/24/23 §	250,000	250,526
Public Storage REIT 0.495% (SOFR + 0.470%) due 04/23/24 §	150,000	150,328
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	153,532
Skandinaviska Enskilda Banken AB (Sweden) 0.455% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	500,917
State Street Corp 2.825% due 03/30/23	250,000	254,715
Sumitomo Mitsui Financial Group Inc (Japan)
0.899% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	453,088
1.050% (USD LIBOR + 0.860%) due 07/19/23 §	132,000	133,671
The Goldman Sachs Group Inc
0.575% (SOFR + 0.540%) due 11/17/23 §	500,000	500,705
0.900% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	252,316
UBS AG (Switzerland) 0.391% (SOFR + 0.360%) due 02/09/24 ~ §	500,000	502,203

		10,300,287

Industrial - 6.5%

DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	199,974
Graphic Packaging International LLC 0.821% due 04/15/24 ~	200,000	198,675
Honeywell International Inc 0.380% (USD LIBOR + 0.230%) due 08/19/22 §	750,000	750,256
Martin Marietta Materials Inc due 07/15/23 #	150,000	150,362
Otis Worldwide Corp 0.595% (USD LIBOR + 0.450%) due 04/05/23 §	200,000	200,017

	Principal Amount	Value
Penske Truck Leasing Co LP 4.875% due 07/11/22 ~	$100,000	$104,338
Siemens Financieringsmaatschappij NV (Germany) 0.480% (SOFR + 0.430%) due 03/11/24 ~ §	500,000	503,730

		2,107,352

Technology - 2.2%

Fidelity National Information Services Inc 0.600% due 03/01/24	200,000	199,833
Roper Technologies Inc 0.450% due 08/15/22	200,000	200,210
Skyworks Solutions Inc 0.900% due 06/01/23	300,000	300,937

		700,980

Utilities - 9.6%

CenterPoint Energy Inc 0.684% (SOFR + 0.650%) due 05/13/24 §	250,000	251,168
CenterPoint Energy Resources Corp 0.631% (USD LIBOR + 0.500%) due 03/02/23 §	300,000	300,078
DTE Energy Co 2.250% due 11/01/22	500,000	511,432
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	150,000	149,261
Florida Power & Light Co 0.564% (USD LIBOR + 0.380%) due 07/28/23 §	450,000	450,035
NextEra Energy Capital Holdings Inc 0.420% (USD LIBOR + 0.270%) due 02/22/23 §	500,000	500,098
OGE Energy Corp 0.703% due 05/26/23	200,000	200,074
Pacific Gas and Electric Co 1.750% due 06/16/22	300,000	299,894
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	250,000	250,202
Southern California Edison Co 0.880% (SOFR + 0.830%) due 04/01/24 §	200,000	200,838

		3,113,080

Total Corporate Bonds & Notes (Cost $21,771,461)		21,852,746

SENIOR LOAN NOTES - 6.7%

Basic Materials - 0.8%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	248,125	247,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Communications - 1.5%

Charter Communications Operating LLC Term B-2 1.860% (USD LIBOR + 1.750%) due 02/01/27 §	$494,962	$491,683

Consumer, Cyclical - 0.8%

SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	244,260	242,625

Consumer, Non-Cyclical - 1.5%

United Rentals North America Inc Term B 1.843% (USD LIBOR + 1.750%) due 10/31/25 §	494,911	497,733

Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	138,438

Industrial - 0.7%

GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	125,619	125,870
Pactiv Evergreen Group Holdings Inc Term B-1 2.854% (USD LIBOR + 2.750%) due 02/05/23 §	93,447	93,375

		219,245

Technology - 1.0%

Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	334,206	334,540

Total Senior Loan Notes (Cost $2,166,118)		2,171,941

ASSET-BACKED SECURITIES - 21.7%

AIMCO CLO (Cayman) 1.034% (USD LIBOR + 0.850%) due 01/15/28 ~ §	278,927	279,249
Aimco CLO 11 Ltd (Cayman) 1.564% (USD LIBOR + 1.380%) due 10/15/31 ~ §	300,000	300,537
AmeriCredit Automobile Receivables Trust
1.100% due 03/20/23	72,242	72,294
1.480% due 01/21/25	250,000	254,248
3.260% due 01/18/24	97,817	98,347
Benefit Street Partners CLO VI Ltd (Cayman) 1.430% (USD LIBOR + 1.240%) due 10/18/29 ~ §	250,000	250,371
Ford Credit Auto Owner Trust
0.500% due 02/15/23	98,926	99,017
1.030% due 10/15/22	19,499	19,518

	Principal Amount	Value
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	$71,797	$74,600
Magnetite Ltd (Cayman) 1.164% (USD LIBOR + 0.980%) due 04/15/31 ~ §	215,000	215,354
Navient Private Education Refi Loan Trust
0.423% (USD LIBOR + 0.350%) due 11/15/68 ~ §	16,949	16,951
0.840% due 05/15/69 ~	169,254	169,094
1.060% due 10/15/69 ~	250,000	250,758
1.220% due 07/15/69 ~	273,288	275,104
1.310% due 01/15/69 ~	186,187	187,584
1.690% due 05/15/69 ~	149,089	151,573
Navient Student Loan Trust
0.472% (USD LIBOR + 0.380%) due 03/25/67 ~ §	102,762	102,773
0.692% (USD LIBOR + 0.600%) due 12/26/69 ~ §	145,276	146,383
1.320% due 08/26/69 ~	141,034	140,075
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 1.062% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	300,000
Palmer Square CLO Ltd (Cayman)
1.006% (USD LIBOR + 0.850%) due 08/15/26 ~ §	312,218	312,296
1.284% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	249,991
Palmer Square Loan Funding Ltd (Cayman)
0.946% (USD LIBOR + 0.800%) due 05/20/29 ~ §	300,000	300,375
0.955% (USD LIBOR + 0.800%) due 02/20/28 ~ §	167,102	167,185
1.005% (USD LIBOR + 0.850%) due 08/20/27 ~ §	149,744	149,804
1.055% (USD LIBOR + 0.900%) due 04/20/29 ~ §	250,000	250,299
1.076% (USD LIBOR + 0.900%) due 10/24/27 ~ §	139,937	140,026
1.238% (USD LIBOR + 1.050%) due 04/20/27 ~ §	117,738	117,885
Santander Drive Auto Receivables Trust
0.290% due 11/15/23	84,060	84,094
0.590% due 09/15/25	200,000	200,422
2.790% due 01/16/24	25,919	25,982
3.510% due 08/15/23	15,864	15,886
SLM Student Loan Trust 0.266% (USD LIBOR + 0.090%) due 01/26/26 §	21,411	21,409
SMB Private Education Loan Trust
0.392% (USD LIBOR + 0.300%) due 09/15/54 ~ §	68,920	68,924
0.601% (USD LIBOR + 0.500%) due 01/15/53 ~ §	115,306	115,513
2.340% due 09/15/34 ~	269,259	275,397
2.430% due 02/17/32 ~	83,710	85,822
2.490% due 06/15/27 ~	203,414	204,986
2.700% due 05/15/31 ~	185,816	190,636
3.050% due 05/15/26 ~	65,271	65,390

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	$44,451	$44,729
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	4,469	4,473
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	31,758	31,884
Voya CLO Ltd (Cayman)
1.090% (USD LIBOR + 0.900%) due 01/18/29 ~ §	236,000	236,124
1.314% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	250,177

Total Asset-Backed Securities (Cost $6,988,929)		7,013,539

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.5%

Corporate Notes - 1.1%

Southern California Edison Co 0.398% (SOFR + 0.350%) due 06/13/22 §	$350,000	$350,387

	Shares
Money Market Fund - 3.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,113,015	1,113,015

Total Short-Term Investments (Cost $1,463,015)		1,463,402

TOTAL INVESTMENTS - 100.3% (Cost $32,389,523)		32,501,628

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(91,535)

NET ASSETS - 100.0%		$32,410,093

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$21,852,746	$—	$21,852,746	$—
	Senior Loan Notes	2,171,941	—	2,171,941	—
	Asset-Backed Securities	7,013,539	—	7,013,539	—
	Short-Term Investments	1,463,402	1,113,015	350,387	—

	Total	$32,501,628	$1,113,015	$31,388,613	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.9%

Basic Materials - 1.4%

DuPont de Nemours Inc 1.266% (USD LIBOR + 1.110%) due 11/15/23 §	$6,965,000	$7,095,211
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	3,000,000	3,086,865
4.125% due 05/30/23 ~	1,400,000	1,489,920
4.125% due 03/12/24 ~	2,500,000	2,696,722
LYB International Finance III LLC 1.145% (USD LIBOR + 1.000%) due 10/01/23 §	2,800,000	2,804,565

		17,173,283

Communications - 2.6%

Charter Communications Operating LLC
4.464% due 07/23/22	1,600,000	1,656,675
4.500% due 02/01/24	5,000,000	5,449,020
Expedia Group Inc 3.600% due 12/15/23	7,000,000	7,445,374
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	1,500,000	1,498,564
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	1,775,625	1,786,536
4.738% due 09/20/29 ~	9,960,938	10,712,988
T-Mobile USA Inc
2.250% due 02/15/26 ~	1,675,000	1,689,656
2.625% due 04/15/26	100,000	102,499
Verizon Communications Inc 0.750% due 03/22/24	1,200,000	1,205,526

		31,546,838

Consumer, Cyclical - 6.6%

7-Eleven Inc
0.625% due 02/10/23 ~	2,650,000	2,651,779
0.800% due 02/10/24 ~	3,650,000	3,642,344
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	842,193	820,952
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	3,045,201	3,055,641
4.625% due 12/20/25 ~	1,930,541	2,037,735
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,397,621
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,764,015
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,719,142
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,340,640
Ford Motor Credit Co LLC 3.375% due 11/13/25	4,200,000	4,360,440
5.584% due 03/18/24	1,300,000	1,425,385
General Motors Co 5.400% due 10/02/23	2,000,000	2,203,497
General Motors Financial Co Inc
1.700% due 08/18/23	3,000,000	3,062,842
3.550% due 07/08/22	3,000,000	3,096,893

	Principal Amount	Value
Genting New York LLC 3.300% due 02/15/26 ~	$1,800,000	$1,820,834
Hyatt Hotels Corp 3.375% due 07/15/23	6,234,000	6,496,365
International Game Technology PLC 4.125% due 04/15/26 ~	1,500,000	1,563,750
Las Vegas Sands Corp
2.900% due 06/25/25	2,900,000	3,023,104
3.200% due 08/08/24	5,000,000	5,250,251
Lennar Corp
4.125% due 01/15/22	4,750,000	4,809,209
4.500% due 04/30/24	5,000,000	5,475,000
Marriott International Inc 3.600% due 04/15/24	2,000,000	2,134,370
MGM Resorts International 6.000% due 03/15/23	2,800,000	3,000,690
Nordstrom Inc 2.300% due 04/08/24 ~	3,800,000	3,812,509
Sands China Ltd (Macau)
3.800% due 01/08/26	1,500,000	1,607,580
4.600% due 08/08/23	1,200,000	1,278,378
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	557,292	554,477
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	545,331	550,361

		79,955,804

Consumer, Non-Cyclical - 2.6%

AmerisourceBergen Corp 0.737% due 03/15/23	2,000,000	2,003,867
Campbell Soup Co 3.650% due 03/15/23	3,676,000	3,869,078
Cigna Corp 1.074% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,331,564
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	2,800,000	2,846,921
General Mills Inc 1.200% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,156,188
Hormel Foods Corp 0.650% due 06/03/24	2,800,000	2,806,477
Kellogg Co 2.650% due 12/01/23	3,000,000	3,153,614
Keurig Dr Pepper Inc
0.750% due 03/15/24	2,150,000	2,152,578
4.057% due 05/25/23	1,508,000	1,608,196
PayPal Holdings Inc 1.350% due 06/01/23	3,950,000	4,021,356
Square Inc 2.750% due 06/01/26 ~	750,000	764,063
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	3,100,000	3,216,206

		31,930,108

Energy - 2.2%

Energy Transfer LP
3.600% due 02/01/23	5,325,000	5,526,906
4.250% due 03/15/23	1,500,000	1,574,536
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,595,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
MPLX LP 3.500% due 12/01/22	$6,900,000	$7,170,075
Pioneer Natural Resources Co 0.550% due 05/15/23	800,000	801,064
Valero Energy Corp
1.200% due 03/15/24	4,160,000	4,198,583
1.269% (USD LIBOR + 1.150%) due 09/15/23 §	4,585,000	4,593,294

		26,460,213

Financial - 23.3%

AerCap Ireland Capital DAC (Ireland)
1.750% due 01/30/26	1,250,000	1,235,974
4.500% due 09/15/23	7,000,000	7,508,606
Air Lease Corp
1.875% due 08/15/26	2,350,000	2,353,652
3.000% due 09/15/23	2,432,000	2,543,225
3.375% due 07/01/25	1,200,000	1,289,979
Aircastle Ltd 2.850% due 01/26/28 ~	3,200,000	3,217,839
Athene Global Funding 0.950% due 01/08/24 ~	3,750,000	3,754,852
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	4,535,020
4.250% due 04/15/26 ~	2,650,000	2,873,992
Banco Santander SA (Spain)
0.701% due 06/30/24	3,450,000	3,457,915
2.746% due 05/28/25	3,000,000	3,162,786
Bank of America Corp
0.523% due 06/14/24	5,850,000	5,850,472
0.810% due 10/24/24	5,000,000	5,022,103
0.946% (USD LIBOR + 0.770%) due 02/05/26 §	500,000	506,939
0.976% due 04/22/25	7,500,000	7,526,529
1.133% (USD LIBOR + 0.960%) due 07/23/24 §	5,000,000	5,071,300
Barclays PLC (United Kingdom) 1.007% due 12/10/24	3,650,000	3,664,657
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,564,551
Brighthouse Financial Global Funding 0.600% due 06/28/23 ~	1,150,000	1,150,003
Citigroup Inc
0.776% due 10/30/24	1,400,000	1,403,957
0.981% due 05/01/25	2,400,000	2,406,486
1.158% (USD LIBOR + 1.023%) due 06/01/24 §	5,000,000	5,078,836
4.000% due 08/05/24	4,000,000	4,358,424
Cooperatieve Rabobank UA (Netherlands)
0.599% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	3,021,179
1.006% (USD LIBOR + 0.860%) due 09/26/23 ~ §	1,500,000	1,521,149
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,538,601
Credit Suisse Group AG (Switzerland) 1.319% (USD LIBOR + 1.200%) due 12/14/23 ~ §	3,000,000	3,032,516
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	4,009,404

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 0.976% due 05/24/25	$2,500,000	$2,498,967
Jackson National Life Global Funding 2.650% due 06/21/24 ~	5,000,000	5,241,713
JPMorgan Chase & Co
0.824% due 06/01/25	4,500,000	4,493,311
0.903% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,039,551
0.910% (SOFR + 0.885%) due 04/22/27 §	5,000,000	5,063,758
0.969% due 06/23/25	3,200,000	3,205,188
1.063% (USD LIBOR + 0.890%) due 07/23/24 §	1,500,000	1,521,264
1.076% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,475,263
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	600,000	601,807
1.326% due 06/15/23	3,000,000	3,024,410
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	1,000,000	999,379
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,149,063
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	2,050,000	2,061,836
1.036% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,027,648
2.623% due 07/18/22	1,750,000	1,793,380
2.665% due 07/25/22	3,000,000	3,075,042
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	5,070,629
Morgan Stanley
0.560% due 11/10/23	1,600,000	1,602,288
0.731% due 04/05/24	2,000,000	2,004,661
0.790% due 05/30/25	8,400,000	8,376,363
NatWest Markets PLC (United Kingdom) 0.800% due 08/12/24 ~	1,350,000	1,344,536
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	4,062,435
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	5,603,000
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,948,778
PNC Bank NA 0.475% (USD LIBOR + 0.325%) due 02/24/23 §	1,300,000	1,302,733
Prospect Capital Corp 3.364% due 11/15/26	4,150,000	4,160,812
Protective Life Global Funding due 07/05/24 # ~	1,500,000	1,500,693
Reliance Standard Life Global Funding II
2.150% due 01/21/23 ~	2,000,000	2,047,097
2.500% due 10/30/24 ~	1,000,000	1,043,590
Royal Bank of Canada (Canada)
0.799% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,024,602
2.250% due 11/01/24	5,000,000	5,241,991
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	3,000,000	2,993,711
1.319% due 10/14/23 ~	2,500,000	2,524,650
3.885% due 03/15/24 ~	1,500,000	1,577,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	$3,200,000	$3,188,456
0.930% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,044,291
1.474% due 07/08/25	4,000,000	4,042,275
2.348% due 01/15/25	2,500,000	2,612,635
2.448% due 09/27/24	600,000	629,805
The Goldman Sachs Group Inc
0.575% (SOFR + 0.540%) due 11/17/23 §	7,500,000	7,510,570
0.627% due 11/17/23	10,000,000	10,005,506
0.657% due 09/10/24	9,000,000	8,989,276
1.181% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,779,654
1.326% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,286,435
3.500% due 04/01/25	3,246,000	3,523,216
3.625% due 02/20/24	4,500,000	4,825,358
The PNC Financial Services Group Inc 3.900% due 04/29/24	2,155,000	2,340,976
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,212,649
VICI Properties LP REIT 3.500% due 02/15/25 ~	6,050,000	6,189,120
Wells Fargo & Co 1.654% due 06/02/24	9,000,000	9,194,992
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,052,429

		280,790,432

Industrial - 3.3%

Berry Global Inc 1.570% due 01/15/26 ~	4,250,000	4,256,800
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	2,300,000	2,299,701
Graphic Packaging International LLC 0.821% due 04/15/24 ~	2,400,000	2,384,103
Martin Marietta Materials Inc due 07/15/23 #	1,800,000	1,804,335
Otis Worldwide Corp 0.595% (USD LIBOR + 0.450%) due 04/05/23 §	1,500,000	1,500,128
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	1,000,000	1,032,943
2.700% due 11/01/24 ~	3,250,000	3,421,626
3.450% due 07/01/24 ~	2,300,000	2,467,962
4.125% due 08/01/23 ~	2,000,000	2,133,970
Siemens Financieringsmaatschappij NV (Germany)
0.480% (SOFR + 0.430%) due 03/11/24 ~ §	1,300,000	1,309,698
0.650% due 03/11/24 ~	1,200,000	1,201,715
Silgan Holdings Inc 1.400% due 04/01/26 ~	2,950,000	2,924,291
Teledyne Technologies Inc 0.950% due 04/01/24	9,000,000	9,015,561
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,582,500

	Principal Amount	Value
Vontier Corp 1.800% due 04/01/26 ~	$2,150,000	$2,140,766

		39,476,099

Technology - 4.1%

Broadcom Corp 3.125% due 01/15/25	3,000,000	3,204,359
Dell International LLC 4.000% due 07/15/24	5,100,000	5,549,484
Fidelity National Information Services Inc 0.600% due 03/01/24	4,400,000	4,396,318
Fiserv Inc 2.750% due 07/01/24	2,000,000	2,110,669
Hewlett Packard Enterprise Co 1.450% due 04/01/24	8,000,000	8,140,055
Infor Inc 1.450% due 07/15/23 ~	3,000,000	3,035,988
Microchip Technology Inc
0.972% due 02/15/24 ~	8,250,000	8,249,341
0.983% due 09/01/24 ~	3,750,000	3,733,940
NXP BV (China) 2.700% due 05/01/25 ~	3,300,000	3,483,460
Skyworks Solutions Inc
0.900% due 06/01/23	2,750,000	2,758,590
1.800% due 06/01/26	900,000	911,908
VMware Inc 4.500% due 05/15/25	3,450,000	3,856,450

		49,430,562

Utilities - 5.8%

American Electric Power Co Inc 0.750% due 11/01/23	3,500,000	3,502,260
CenterPoint Energy Inc 0.684% (SOFR + 0.650%) due 05/13/24 §	2,750,000	2,762,843
CenterPoint Energy Resources Corp 0.631% (USD LIBOR + 0.500%) due 03/02/23 §	1,500,000	1,500,391
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,540,804
DPL Inc 4.125% due 07/01/25	600,000	644,250
DTE Energy Co 2.250% due 11/01/22	1,600,000	1,636,582
Eastern Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,681,615
Edison International 4.950% due 04/15/25	2,000,000	2,216,239
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	2,400,000	2,388,182
Evergy Inc 2.450% due 09/15/24	2,350,000	2,462,730
FirstEnergy Corp 3.350% due 07/15/22	3,800,000	3,863,857
NextEra Energy Capital Holdings Inc 0.420% (USD LIBOR + 0.270%) due 02/22/23 §	1,500,000	1,500,294
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	7,875,000	8,318,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
NRG Energy Inc 2.000% due 12/02/25 ~	$4,000,000	$4,059,374
OGE Energy Corp 0.703% due 05/26/23	1,900,000	1,900,699
Oklahoma Gas and Electric Co 0.553% due 05/26/23	1,650,000	1,650,152
Pacific Gas and Electric Co 1.750% due 06/16/22	7,200,000	7,197,451
Southern California Edison Co 1.100% due 04/01/24	2,100,000	2,115,051
The AES Corp
1.375% due 01/15/26 ~	4,350,000	4,309,396
3.300% due 07/15/25 ~	3,650,000	3,906,248
Vistra Operations Co LLC 3.550% due 07/15/24 ~	5,000,000	5,282,628
WEC Energy Group Inc 0.800% due 03/15/24	1,800,000	1,804,822

		70,244,664

Total Corporate Bonds & Notes (Cost $615,398,982)		627,008,003

SENIOR LOAN NOTES - 17.1%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	3,473,750	3,467,476

Communications - 1.6%

Charter Communications Operating LLC Term B-2 1.860% (USD LIBOR + 1.750%) due 02/01/27 §	3,464,736	3,441,782
CSC Holdings LLC
Term B 2.323% (USD LIBOR + 2.250%) due 01/15/26 §	1,492,366	1,474,412
Term B-5 2.573% (USD LIBOR + 2.500%) due 04/15/27 §	1,975,000	1,959,982
MTN Infrastructure TopCo Inc Term B due 11/17/24 ¥	2,000,000	2,006,562
4.000% (USD LIBOR + 3.000%) due 11/17/24 §	8,976,804	8,983,213
SBA Senior Finance II LLC Term B 1.860% (USD LIBOR + 1.750%) due 04/11/25 §	1,193,846	1,185,489

		19,051,440

Consumer, Cyclical - 3.2%

ClubCorp Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 09/18/24 § ¥	3,849,570	3,706,547
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	2,984,536	2,987,022

	Principal Amount	Value
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	$2,238,750	$2,254,941
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.000%) due 10/19/27 §	1,990,000	1,992,715
Hayward Industries Inc Term B 3.250% (USD LIBOR + 2.750%) due 05/28/28 §	2,000,000	1,998,750
Hilton Grand Vacations Borrower LLC Term B due 05/20/28 ¥	2,000,000	2,003,438
Marriott Ownership Resorts Inc Term B 1.854% (USD LIBOR + 1.750%) due 08/31/25 §	1,819,096	1,799,009
Mileage Plus Holdings, LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,137,656
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	3,921,030	3,872,017
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,383,896	3,361,237
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	2,500,000	2,500,978
Stars Group Holdings BV Term B (Canada) 3.647% (USD LIBOR + 3.500%) due 07/10/25 §	3,269,928	3,281,899
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,483,750	6,576,377

		38,472,586

Consumer, Non-Cyclical - 3.9%

Avantor Funding Inc Term B-3 3.000% (USD LIBOR + 2.000%) due 11/21/24 §	2,691,167	2,697,895
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	5,695,879	5,679,863
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	3,500,000	3,498,358
Heartland Dental LLC Term B 4.073% (USD LIBOR + 4.000%) due 04/30/25 §	3,500,000	3,497,375
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	6,000,000	6,029,064
Organon & Co Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	2,250,000	2,254,621
Pathway Vet Alliance LLC Term A 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	2,968,209	2,966,354
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 § ¥	6,666,076	6,691,074

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	$2,493,750	$2,498,426
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,710,662	3,726,919
United Rentals North America Inc Term B 1.843% (USD LIBOR + 1.750%) due 10/31/25 §	4,454,198	4,479,601
US Foods Inc Term B 1.854% (USD LIBOR + 1.750%) due 06/27/23 §	1,544,962	1,532,672
Wand NewCo 3 Inc Term B-1 3.104% (USD LIBOR + 3.000%) due 02/05/26 §	1,764,115	1,745,214

		47,297,436

Financial - 2.6%

Acrisure LLC Term B 3.604% (USD LIBOR + 3.500%) due 02/15/27 §	2,227,472	2,206,311
AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	7,146,187	7,115,559
Avolon (US) LLC Term B-3 (Ireland) due 01/15/25 ¥	5,493,697	5,485,605
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,970,000	2,987,573
HUB International Ltd Term B 2.926% (USD LIBOR + 2.750%) due 04/25/25 §	5,959,079	5,898,869
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,937,500	4,875,011
USI Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/16/24 §	3,387,025	3,360,413

		31,929,341

Industrial - 2.3%

Berry Global Inc Term Z 1.827% (USD LIBOR + 1.750%) due 07/01/26 §	3,567,176	3,544,881
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	250,000	249,167
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	5,219,422	5,184,844
Madison IAQ LLC due 06/21/28 ¥	6,000,000	6,010,500
Pactiv Evergreen Group Holdings Inc Term B-1 2.854% (USD LIBOR + 2.750%) due 02/05/23 §	3,817,288	3,814,371
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,743,125	2,751,127

	Principal Amount	Value
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	$2,000,000	$1,986,750
The Hillman Group Inc Term B 4.104% (USD LIBOR + 4.000%) due 05/31/25 §	1,964,557	1,963,084
TransDigm Inc Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	1,965,000	1,938,117
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	822,494	817,289

		28,260,130

Technology - 2.5%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	1,966,765	1,965,360
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	7,326,940	7,334,267
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	1,246,875	1,252,818
Sophia LP 3.897% (USD LIBOR + 3.750%) due 10/07/27 §	3,233,750	3,240,486
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	4,774,273	4,785,612
The Dun & Bradstreet Corp Term B
3.345% (USD LIBOR + 3.250%) due 02/08/26 §	4,448,869	4,431,492
UKG Inc
4.000% (USD LIBOR + 3.250%) due 05/03/26 §	6,709,409	6,721,989

		29,732,024

Utilities - 0.7%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	3,217,500	3,179,292
Pike Corp Term B 3.110% (USD LIBOR + 3.000%) due 01/21/28 §	4,794,521	4,791,855

		7,971,147

Total Senior Loan Notes (Cost $206,062,023)		206,181,580

ASSET-BACKED SECURITIES - 22.0%

Aimco CLO 11 Ltd (Cayman) 1.564% (USD LIBOR + 1.380%) due 10/15/31 ~ §	3,750,000	3,756,714
AmeriCredit Automobile Receivables Trust
0.433% (USD LIBOR + 0.350%) due 03/20/23 §	288,968	289,041
0.680% due 10/19/26	10,100,000	10,122,273
0.690% due 01/19/27	2,400,000	2,410,554
0.760% due 12/18/25	2,400,000	2,407,509
0.970% due 02/18/26	1,000,000	1,007,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
1.100% due 03/20/23	$361,211	$361,468
1.480% due 01/21/25	2,750,000	2,796,725
2.600% due 09/18/23	1,789,116	1,804,236
2.970% due 11/20/23	627,264	631,498
3.130% due 02/18/25	1,550,000	1,583,299
3.450% due 06/18/24	2,000,000	2,023,417
3.500% due 01/18/24	2,000,000	2,043,990
Apidos CLO XV (Cayman) 1.198% (USD LIBOR + 1.010%) due 04/20/31 ~ §	1,250,000	1,250,375
Apidos CLO XXV (Cayman) 1.358% (USD LIBOR + 1.170%) due 10/20/31 ~ §	2,000,000	2,001,601
Apidos CLO XXX (Cayman) 1.330% (USD LIBOR + 1.140%) due 10/18/31 ~ §	3,000,000	3,003,720
Atrium XIII (Cayman) 1.353% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	470,278
Buttermilk Park CLO Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 10/15/31 ~ §	850,000	851,402
Carlyle Global Market Strategies CLO Ltd (Cayman) 1.231% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	496,290
CIFC Funding 2015-III Ltd (Cayman) 1.060% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,500,000	1,500,973
Dryden 55 CLO Ltd (Cayman) 1.204% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,501,247
Dryden 58 CLO Ltd (Cayman) 1.190% (USD LIBOR + 1.000%) due 07/17/31 ~ §	2,000,000	2,001,895
Dryden 61 CLO Ltd (Cayman) 1.180% (USD LIBOR + 0.990%) due 01/17/32 ~ §	7,000,000	6,999,641
Dryden 64 CLO Ltd (Cayman) 1.160% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	2,000,997
Ford Credit Auto Owner Trust
0.700% due 10/15/26	10,550,000	10,498,877
0.790% due 08/15/26	2,650,000	2,652,093
1.190% due 01/15/26	2,050,000	2,079,190
2.040% due 08/15/31 ~	2,000,000	2,078,062
2.130% due 05/15/25	5,000,000	5,151,736
2.350% due 04/15/23	1,000,000	1,002,509
2.500% due 05/15/24	1,750,000	1,754,839
3.380% due 03/15/24	1,650,000	1,698,969
GM Financial Consumer Automobile Receivables Trust
0.750% due 05/17/27	800,000	796,730
3.270% due 01/16/24	1,200,000	1,231,308
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	287,188	298,399
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	2,076,963

	Principal Amount	Value
Magnetite Ltd (Cayman) 1.164% (USD LIBOR + 0.980%) due 04/15/31 ~ §	$2,170,000	$2,173,575
Magnetite XIV-R Ltd (Cayman) 1.310% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	3,007,949
Magnetite XV Ltd (Cayman) 1.186% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,499,967
Magnetite XVIII Ltd (Cayman) 1.236% (USD LIBOR + 1.080%) due 11/15/28 ~ §	3,000,000	3,000,757
Magnetite XXIX Ltd (Cayman) 1.094% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,300,267
MVW LLC
1.140% due 01/22/41 ~	1,959,840	1,961,743
1.740% due 10/20/37 ~	614,192	626,865
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	954,164	996,445
Navient Private Education Refi Loan Trust
0.423% (USD LIBOR + 0.350%) due 11/15/68 ~ §	338,970	339,014
0.823% (USD LIBOR + 0.750%) due 11/15/68 ~ §	633,364	634,534
0.840% due 05/15/69 ~	1,438,660	1,437,299
1.060% due 10/15/69 ~	5,750,000	5,767,424
1.170% due 09/16/69 ~	894,835	899,002
1.220% due 07/15/69 ~	1,366,440	1,375,522
1.310% due 01/15/69 ~	3,425,845	3,451,545
1.690% due 05/15/69 ~	5,353,204	5,435,197
2.120% due 01/15/69 ~	3,212,002	3,260,788
2.460% due 11/15/68 ~	1,000,000	1,033,864
2.640% due 05/15/68 ~	1,733,734	1,771,862
Navient Student Loan Trust
0.362% (USD LIBOR + 0.270%) due 02/27/68 ~ §	281,449	281,801
0.472% (USD LIBOR + 0.380%) due 03/25/67 ~ §	2,158,006	2,158,241
0.642% (USD LIBOR + 0.550%) due 02/25/70 ~ §	3,465,556	3,476,522
0.692% (USD LIBOR + 0.600%) due 12/26/69 ~ §	4,212,994	4,245,100
1.142% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,321,173	2,383,039
1.320% due 08/26/69 ~	4,184,002	4,155,544
3.390% due 12/15/59 ~	1,829,915	1,913,703
Nelnet Student Loan Trust 1.360% due 04/20/62 ~	4,000,000	4,005,372
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 1.120% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,650,000	2,649,861
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 1.062% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,700,000
OCP CLO Ltd (Cayman) 0.996% (USD LIBOR + 0.820%) due 10/26/27 ~ §	746,855	747,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman)
1.006% (USD LIBOR + 0.850%) due 08/15/26 ~ §	$437,105	$437,214
1.284% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,249,918
Palmer Square Loan Funding Ltd (Cayman) due 07/20/29 # ~	4,000,000	4,000,000
0.946% (USD LIBOR + 0.800%) due 05/20/29 ~ §	11,700,000	11,714,618
1.005% (USD LIBOR + 0.850%) due 08/20/27 ~ §	748,719	749,020
1.055% (USD LIBOR + 0.900%) due 04/20/29 ~ §	5,500,000	5,506,569
1.056% (USD LIBOR + 0.900%) due 11/15/26 ~ §	651,451	651,742
1.076% (USD LIBOR + 0.900%) due 10/24/27 ~ §	1,119,499	1,120,206
1.238% (USD LIBOR + 1.050%) due 04/20/27 ~ §	2,030,988	2,033,523
1.505% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,942,374
2.055% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,201,622
Regatta X Funding Ltd (Cayman) 1.310% (USD LIBOR + 1.120%) due 01/17/31 ~ §	3,000,000	3,002,472
Regatta XIV Funding Ltd (Cayman) 1.366% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,101,512
Santander Drive Auto Receivables Trust
0.500% due 04/15/25	9,900,000	9,911,130
0.590% due 09/15/25	3,150,000	3,156,647
0.620% due 05/15/23	201,073	201,112
0.730% due 03/17/25	2,200,000	2,210,374
0.750% due 02/17/26	3,750,000	3,750,691
0.900% due 06/15/26	4,000,000	4,009,588
0.960% due 11/15/24	1,200,000	1,206,137
1.460% due 09/15/25	1,000,000	1,011,790
2.280% due 09/15/23	777,905	779,202
2.790% due 01/16/24	1,295,957	1,299,094
3.420% due 04/15/25	1,131,395	1,140,322
SLC Student Loan Trust
0.229% (USD LIBOR + 0.110%) due 03/15/27 §	2,617,330	2,612,614
0.239% (USD LIBOR + 0.120%) due 06/15/29 §	561,717	560,012
SLM Student Loan Trust 0.556% (USD LIBOR + 0.380%) due 10/25/24 §	192,989	192,952
SMB Private Education Loan Trust
0.392% (USD LIBOR + 0.300%) due 09/15/54 ~ §	930,426	930,474
0.601% (USD LIBOR + 0.500%) due 01/15/53 ~ §	1,652,716	1,655,687
1.070% due 01/15/53 ~	3,907,500	3,854,538
1.290% due 07/15/53 ~	3,096,234	3,110,145
2.340% due 09/15/34 ~	4,893,742	5,005,299
2.430% due 02/17/32 ~	2,787,109	2,857,457
2.490% due 06/15/27 ~	903,835	910,821

	Principal Amount	Value
2.700% due 05/15/31 ~	$1,866,101	$1,914,506
3.050% due 05/15/26 ~	321,263	321,851
3.440% due 07/15/36 ~	1,550,099	1,626,937
3.500% due 02/15/36 ~	793,061	835,547
3.600% due 01/15/37 ~	2,192,723	2,323,759
3.630% due 11/15/35 ~	2,249,815	2,370,870
Sofi Consumer Loan Program Trust
2.020% due 01/25/29 ~	564,977	569,724
2.450% due 08/25/28 ~	355,604	357,828
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	118,560	118,661
Sofi Professional Loan Program Trust 2.060% due 05/15/46 ~	656,325	658,937
Verizon Owner Trust
0.543% (USD LIBOR + 0.450%) due 12/20/23 §	3,000,000	3,006,442
1.850% due 07/22/24	3,500,000	3,560,752
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,058,510

Total Asset-Backed Securities (Cost $263,272,460)		265,127,105

U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Notes - 4.4%

1.250% due 07/31/23	6,000,000	6,123,984
1.250% due 08/31/24	5,000,000	5,118,945
1.375% due 10/15/22	5,000,000	5,079,883
1.375% due 02/15/23	10,000,000	10,193,555
1.500% due 09/30/24	10,000,000	10,318,750
1.750% due 07/31/24	9,500,000	9,874,062
2.500% due 01/15/22	6,000,000	6,078,914

Total U.S. Treasury Obligations (Cost $51,988,671)		52,788,093

	Shares
SHORT-TERM INVESTMENT - 6.6%

Money Market Fund - 6.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	79,607,973	79,607,973

Total Short-Term Investment (Cost $79,607,973)		79,607,973

TOTAL INVESTMENTS - 102.0% (Cost $1,216,330,109)		1,230,712,754

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(24,172,292)

NET ASSETS - 100.0%		$1,206,540,462

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun Holdings Inc	$177,506	$176,383	($1,123)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$627,008,003	$—	$627,008,003	$—
	Senior Loan Notes	206,181,580	—	206,181,580	—
	Asset-Backed Securities	265,127,105	—	265,127,105	—
	U.S. Treasury Obligations	52,788,093	—	52,788,093	—
	Short-Term Investment	79,607,973	79,607,973	—	—
	Unfunded Loan Commitments	176,383	—	176,383	—

	Total	$1,230,889,137	$79,607,973	$1,151,281,164	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.9%

Basic Materials - 1.1%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,550,000	$4,573,658
3.950% due 09/10/50 ~	3,000,000	3,264,085
Suzano Austria GmbH (Brazil) due 01/15/32 #	3,150,000	3,123,603
Teck Resources Ltd (Canada) 3.900% due 07/15/30	2,100,000	2,265,808

		13,227,154

Communications - 4.7%

AT&T Inc
2.550% due 12/01/33 ~	2,000,000	1,983,431
3.500% due 09/15/53 ~	4,865,000	4,895,103
3.850% due 06/01/60	2,800,000	2,957,478
CCO Holdings LLC 4.750% due 03/01/30 ~	3,000,000	3,176,250
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	3,327,775
3.850% due 04/01/61	5,200,000	5,116,417
Expedia Group Inc
2.950% due 03/15/31	1,600,000	1,624,635
4.625% due 08/01/27	3,150,000	3,564,558
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,360,000
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	374,313	376,613
Tencent Holdings Ltd (China) 3.240% due 06/03/50 ~	3,500,000	3,435,861
T-Mobile USA Inc
2.250% due 02/15/26 ~	2,325,000	2,345,344
2.550% due 02/15/31	3,500,000	3,549,000
2.625% due 04/15/26	100,000	102,499
3.375% due 04/15/29 ~	1,600,000	1,655,078
3.600% due 11/15/60	1,500,000	1,529,025
3.875% due 04/15/30	3,450,000	3,868,313
Verizon Communications Inc
3.400% due 03/22/41	2,550,000	2,700,799
3.850% due 11/01/42	2,000,000	2,275,011

		54,843,190

Consumer, Cyclical - 6.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	3,619,318	3,734,207
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,365,823	2,453,620
Beazer Homes USA Inc 7.250% due 10/15/29	2,150,000	2,394,928
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,578,569	2,587,409
4.625% due 12/20/25 ~	1,640,255	1,731,331
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,197,375	4,284,765
Choice Hotels International Inc 3.700% due 01/15/31	1,950,000	2,116,676

	Principal Amount	Value
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	$2,188,951	$2,318,355
Delta Air Lines Inc 4.500% due 10/20/25 ~	1,300,000	1,397,621
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,313,551	1,414,166
Ford Motor Co 8.500% due 04/21/23	1,200,000	1,340,640
Ford Motor Credit Co LLC
2.900% due 02/16/28	3,200,000	3,188,848
3.087% due 01/09/23	1,850,000	1,889,313
3.375% due 11/13/25	2,475,000	2,569,545
4.542% due 08/01/26	1,725,000	1,880,854
5.584% due 03/18/24	2,350,000	2,576,658
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	2,023,149
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	2,850,000	2,846,095
International Game Technology PLC 4.125% due 04/15/26 ~	2,000,000	2,085,000
Kohl’s Corp 3.375% due 05/01/31	4,500,000	4,663,938
Marriott International Inc 3.500% due 10/15/32	3,150,000	3,350,372
Meritage Homes Corp 3.875% due 04/15/29 ~	3,675,000	3,808,219
MGM Resorts International 6.000% due 03/15/23	3,000,000	3,215,025
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	4,055,000
Nordstrom Inc
2.300% due 04/08/24 ~	650,000	652,140
5.000% due 01/15/44	2,500,000	2,495,540
Sands China Ltd (Macau) 3.800% due 01/08/26	1,050,000	1,125,306
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,022,500
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	478,763	501,514
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,337,957	1,336,104
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,053,227	1,156,121
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,862,636	1,880,702

		75,095,661

Consumer, Non-Cyclical - 6.1%

Altria Group Inc 2.450% due 02/04/32	4,700,000	4,550,514
AmerisourceBergen Corp 2.700% due 03/15/31	5,000,000	5,133,157
Amgen Inc 3.150% due 02/21/40	2,750,000	2,870,573
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36	2,000,000	2,456,805
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	2,238,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	$5,000,000	$6,607,965
Centene Corp due 07/15/28 #	1,750,000	1,775,812
2.500% due 03/01/31	1,900,000	1,876,250
Cigna Corp 2.400% due 03/15/30	3,000,000	3,063,345
CoStar Group Inc 2.800% due 07/15/30 ~	3,400,000	3,459,504
CVS Health Corp 1.750% due 08/21/30	3,000,000	2,895,792
Global Payments Inc 3.200% due 08/15/29	4,500,000	4,823,165
Kraft Heinz Foods Co 4.375% due 06/01/46	5,500,000	6,242,692
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	3,800,000	3,721,594
Square Inc 3.500% due 06/01/31 ~	500,000	505,000
Takeda Pharmaceutical Co Ltd (Japan) 3.025% due 07/09/40	3,500,000	3,539,988
Transurban Finance Co Pty Ltd (Australia) 2.450% due 03/16/31 ~	2,450,000	2,469,245
Universal Health Services Inc 2.650% due 10/15/30 ~	4,450,000	4,480,171
Viatris Inc 3.850% due 06/22/40 ~	3,350,000	3,567,562
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	4,550,000	4,588,781

		70,866,231

Energy - 2.4%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29	2,075,000	2,268,551
Energy Transfer LP
3.750% due 05/15/30	4,000,000	4,348,983
4.750% due 01/15/26	6,000,000	6,761,018
6.500% due 11/15/26	3,650,000	3,730,300
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,403,769
MPLX LP
5.200% due 12/01/47	1,200,000	1,469,130
6.875% due 02/15/23	3,000,000	3,070,800
Petrobras Global Finance BV (Brazil) 5.500% due 06/10/51	2,400,000	2,403,840
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,792,528

		28,248,919

Financial - 13.5%
Air Lease Corp
3.000% due 02/01/30	4,000,000	4,061,515
4.650% due 06/15/26	4,300,000	4,466,625
Ally Financial Inc 4.700% due 05/15/26	2,500,000	2,595,500
Ares Finance Co III LLC 4.125% due 06/30/51 ~	2,400,000	2,406,000
Ascot Group Ltd (Bermuda) 4.250% due 12/15/30 ~	1,000,000	1,055,810

	Principal Amount	Value
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	$2,950,000	$2,920,642
4.250% due 04/15/26 ~	1,350,000	1,464,109
Banco Santander SA (Spain) 2.749% due 12/03/30	3,000,000	2,974,536
Bank of America Corp
2.592% due 04/29/31	3,450,000	3,559,227
2.687% due 04/22/32	5,700,000	5,867,965
3.194% due 07/23/30	3,000,000	3,233,858
BNP Paribas SA (France)
2.871% due 04/19/32 ~	7,000,000	7,193,757
4.625% due 02/25/31 ~	3,000,000	3,130,560
Citigroup Inc
2.666% due 01/29/31	5,250,000	5,424,407
4.125% due 07/25/28	3,600,000	4,058,907
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	2,000,000	2,156,398
Commonwealth Bank of Australia (Australia) 2.688% due 03/11/31 ~	2,200,000	2,201,651
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,887,978
Host Hotels & Resorts LP REIT
3.375% due 12/15/29	3,200,000	3,359,317
3.500% due 09/15/30	1,500,000	1,575,775
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,150,000	3,276,000
JAB Holdings BV (Austria) 3.750% due 05/28/51 ~	1,750,000	1,877,825
JPMorgan Chase & Co
2.522% due 04/22/31	4,800,000	4,943,412
2.580% due 04/22/32	2,650,000	2,721,612
2.956% due 05/13/31	5,700,000	5,994,082
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	5,185,346
LSEGA Financing PLC (United Kingdom)
2.500% due 04/06/31 ~	3,000,000	3,077,427
3.200% due 04/06/41 ~	2,200,000	2,309,844
Mid-America Apartments LP REIT 2.750% due 03/15/30	2,000,000	2,095,396
Morgan Stanley 2.699% due 01/22/31	5,900,000	6,180,880
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,716,341
6.125% due 03/15/24	5,200,000	5,603,000
Piedmont Operating Partnership LP REIT
3.150% due 08/15/30	2,300,000	2,339,785
4.450% due 03/15/24	3,100,000	3,343,940
Sun Communities Operating LP REIT 2.700% due 07/15/31	1,800,000	1,803,755
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,597,245
The Goldman Sachs Group Inc
2.615% due 04/22/32	7,950,000	8,127,101
3.800% due 05/10/26	1,950,000	1,989,585
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,308,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	$1,800,000	$1,843,560
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,352,888
4.625% due 12/01/29 ~	4,000,000	4,258,000
Wells Fargo & Co
3.900% due 03/15/26	3,900,000	4,040,107
4.400% due 06/14/46	3,750,000	4,533,890
Willis North America Inc 2.950% due 09/15/29	2,400,000	2,522,244

		156,635,826

Industrial - 3.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	6,836,000	7,444,629
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	5,297,050
Flowserve Corp 3.500% due 10/01/30	6,600,000	6,969,624
GXO Logistics Inc due 07/15/26 # ~	1,850,000	1,842,988
Masco Corp 7.750% due 08/01/29	2,000,000	2,745,847
SMBC Aviation Capital Finance DAC (Ireland) 2.300% due 06/15/28 ~	1,000,000	1,012,423
Standard Industries Inc 5.000% due 02/15/27 ~	2,550,000	2,644,031
Teledyne Technologies Inc 2.750% due 04/01/31	4,000,000	4,112,071
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	7,750,000	7,788,664
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	2,500,000	2,637,500
Vontier Corp 2.400% due 04/01/28 ~	2,350,000	2,337,286

		44,832,113

Technology - 2.7%

Activision Blizzard Inc 1.350% due 09/15/30	2,000,000	1,873,499
Broadcom Inc
4.150% due 11/15/30	1,925,000	2,160,855
4.250% due 04/15/26	5,000,000	5,608,159
5.000% due 04/15/30	1,375,000	1,623,851
Citrix Systems Inc 3.300% due 03/01/30	2,800,000	2,949,120
Dell International LLC 4.900% due 10/01/26	4,000,000	4,620,804
Oracle Corp
2.875% due 03/25/31	2,650,000	2,758,403
3.950% due 03/25/51	5,000,000	5,464,011
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	1,330,143
VMware Inc 4.650% due 05/15/27	2,500,000	2,872,194

		31,261,039

	Principal Amount	Value
Utilities - 3.0%
DPL Inc
4.125% due 07/01/25	$600,000	$644,250
4.350% due 04/15/29	1,350,000	1,466,890
Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	2,350,000	2,313,459
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,331,820
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,702,350
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	7,315,258
Pacific Gas and Electric Co 2.500% due 02/01/31	2,000,000	1,877,379
Pike Corp 5.500% due 09/01/28 ~	2,550,000	2,659,280
Southern California Edison Co 4.000% due 04/01/47	1,550,000	1,633,373
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	673,330
6.625% due 01/15/28 ~	2,500,000	2,293,250
The AES Corp 2.450% due 01/15/31 ~	3,250,000	3,220,901
Vistra Operations Co LLC 3.550% due 07/15/24 ~	3,500,000	3,697,840
WEC Energy Group Inc 1.800% due 10/15/30	2,500,000	2,400,943

		35,230,323

Total Corporate Bonds & Notes (Cost $489,954,724)		510,240,456

SENIOR LOAN NOTES - 18.7%

Basic Materials - 0.3%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	3,225,625	3,219,800

Communications - 1.6%

Charter Communications Operating LLC Term B-2 1.860% (USD LIBOR + 1.750%) due 02/01/27 §	2,969,773	2,950,099
CSC Holdings LLC
Term B 2.323% (USD LIBOR + 2.250%) due 01/15/26 §	2,487,277	2,457,353
Term B-5 2.573% (USD LIBOR + 2.500%) due 04/15/27 §	4,196,875	4,164,962
MTN Infrastructure TopCo Inc Term B due 11/17/24 ¥	2,000,000	2,006,562
4.000% (USD LIBOR + 3.000%) due 11/17/24 §	5,984,536	5,988,809

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
SBA Senior Finance II LLC Term B 1.860% (USD LIBOR + 1.750%) due 04/11/25 §	$1,193,846	$1,185,489

		18,753,274

Consumer, Cyclical - 4.0%

ClubCorp Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 09/18/24 § ¥	4,832,447	4,652,907
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	4,974,227	4,978,370
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	2,238,750	2,254,941
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.000%) due 10/19/27 §	1,990,000	1,992,714
Hayward Industries Inc Term B 3.250% (USD LIBOR + 2.750%) due 05/28/28 §	2,000,000	1,998,750
Hilton Grand Vacations Borrower LLC Term B due 05/20/28 ¥	2,000,000	2,003,438
Marriott Ownership Resorts Inc Term B 1.854% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,807,270
Mileage Plus Holdings, LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	2,137,656
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	4,151,182	4,099,292
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	3,839,371	3,813,663
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	2,500,000	2,500,978
Stars Group Holdings BV Term B (Canada) 3.647% (USD LIBOR + 3.500%) due 07/10/25 §	4,500,834	4,517,312
United Airlines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	6,982,500	7,082,252

		45,839,543

Consumer, Non-Cyclical - 4.0%

Avantor Funding Inc Term B-3 3.000% (USD LIBOR + 2.000%) due 11/21/24 §	3,833,341	3,842,925
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	6,323,614	6,305,832
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	4,250,000	4,248,007
Heartland Dental LLC Term B 4.073% (USD LIBOR + 4.000%) due 04/30/25 §	3,500,000	3,497,375

	Principal Amount	Value
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	$6,000,000	$6,029,064
Organon & Co Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	2,750,000	2,755,648
Pathway Vet Alliance LLC Term A 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	4,452,200	4,449,417
PetVet Care Centers LLC Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 § ¥	4,676,203	4,693,738
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,493,750	2,498,426
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	3,710,662	3,726,919
US Foods Inc Term B 1.854% (USD LIBOR + 1.750%) due 06/27/23 §	2,487,873	2,468,082
Wand NewCo 3 Inc Term B-1 3.104% (USD LIBOR + 3.000%) due 02/05/26 §	1,764,115	1,745,215

		46,260,648

Financial - 2.4%

Acrisure LLC Term B 3.604% (USD LIBOR + 3.500%) due 02/15/27 §	2,227,472	2,206,311
AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	4,186,250	4,168,308
Avolon (US) LLC Term B-3 (Ireland) due 01/15/25 ¥	2,746,849	2,742,802
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	2,970,000	2,987,573
HUB International Ltd Term B 2.926% (USD LIBOR + 2.750%) due 04/25/25 §	7,388,893	7,314,236
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,937,500	4,875,011
USI Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/16/24 §	3,842,560	3,812,369

		28,106,610

Industrial - 3.3%

Berry Global Inc Term Z 1.827% (USD LIBOR + 1.750%) due 07/01/26 §	3,567,176	3,544,881
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	250,000	249,167
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	7,190,380	7,142,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Madison IAQ LLC due 06/21/28 ¥	$6,000,000	$6,010,500
Pactiv Evergreen Group Holdings Inc Term B-1 2.854% (USD LIBOR + 2.750%) due 02/05/23 §	5,482,305	5,478,117
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,743,125	2,751,127
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	2,000,000	1,986,750
The Hillman Group Inc Term B 4.104% (USD LIBOR + 4.000%) due 05/31/25 §	2,946,835	2,944,625
TransDigm Inc
Term E 2.354% (USD LIBOR + 2.250%) due 05/30/25 §	1,880,016	1,854,166
Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	5,710,528	5,632,402
TricorBraun Holdings Inc 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	822,494	817,289

		38,411,767

Technology - 2.4%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 §	1,966,765	1,965,360
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	4,637,943	4,642,581
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	2,493,750	2,505,635
Sophia LP 3.897% (USD LIBOR + 3.750%) due 10/07/27 §	3,233,750	3,240,486
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	4,774,273	4,785,612
The Dun & Bradstreet Corp Term B 3.345% (USD LIBOR + 3.250%) due 02/08/26 §	4,448,869	4,431,492
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	6,709,409	6,721,989

		28,293,155

Utilities - 0.7%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	3,465,000	3,423,853

	Principal Amount	Value
Pike Corp Term B 3.110% (USD LIBOR + 3.000%) due 01/21/28 §	$4,794,521	$4,791,855

		8,215,708

Total Senior Loan Notes (Cost $217,113,746)		217,100,505

MORTGAGE-BACKED SECURITIES - 1.2%

Fannie Mae - 1.2%

due 07/01/36 #	11,000,000	11,346,543
due 07/01/51 #	3,000,000	3,029,297

		14,375,840

Total Mortgage-Backed Securities (Cost $14,374,141)		14,375,840

ASSET-BACKED SECURITIES - 18.4%

Aimco CLO 11 Ltd (Cayman) 1.564% (USD LIBOR + 1.380%) due 10/15/31 ~ §	4,700,000	4,708,415
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,457,666
0.890% due 10/19/26	2,450,000	2,448,389
0.970% due 02/18/26	1,000,000	1,007,244
1.100% due 03/20/23	212,392	212,543
1.480% due 02/18/26	1,000,000	1,014,998
2.600% due 09/18/23	2,325,851	2,345,507
2.690% due 06/19/23	2,086,309	2,099,488
2.710% due 08/18/22	59,322	59,386
3.130% due 02/18/25	1,250,000	1,276,854
3.360% due 02/18/25	1,000,000	1,039,251
Apidos CLO (Cayman) 1.790% (USD LIBOR + 1.600%) due 10/18/31 ~ §	3,600,000	3,602,690
Buttermilk Park CLO Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,602,639
Capital Auto Receivables Asset Trust 3.090% due 08/22/22 ~	884,559	886,770
Carlyle Global Market Strategies CLO Ltd (Cayman)
1.231% (USD LIBOR + 1.050%) due 07/27/31 ~ §	991,833	992,579
1.731% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,996,911
CIFC Funding 2015-III Ltd (Cayman) 1.060% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,500,000	1,500,973
Dryden 53 CLO Ltd (Cayman) 1.584% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,500,130
Dryden 61 CLO Ltd (Cayman) 1.180% (USD LIBOR + 0.990%) due 01/17/32 ~ §	4,250,000	4,249,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Dryden CLO Ltd (Cayman) 1.590% (USD LIBOR + 1.400%) due 04/18/31 ~ §	$1,600,000	$1,600,000
1.690% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	2,009,994
1.990% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,993,134
1.940% (USD LIBOR + 1.750%) due 01/17/32 ~ §	2,250,000	2,249,698
2.084% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	989,708
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,369,223
2.040% due 12/15/26	1,000,000	1,032,856
2.040% due 08/15/31 ~	2,000,000	2,078,062
2.350% due 04/15/23	2,500,000	2,506,273
3.190% due 07/15/31 ~	4,000,000	4,319,515
Madison Park Funding Ltd (Cayman)
1.784% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,597,530
1.940% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,600,000	2,602,426
2.034% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,400,000	1,400,700
Magnetite VIII Ltd (Cayman) 1.164% (USD LIBOR + 0.980%) due 04/15/31 ~ §	3,000,000	3,004,942
Magnetite XIV-R Ltd (Cayman) 1.310% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,506,625
Magnetite XXIX Ltd (Cayman) 1.094% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,250,000	3,250,263
MVW LLC 1.740% due 10/20/37 ~	614,192	626,865
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	1,269,406	1,268,205
1.170% due 09/16/69 ~	894,835	899,002
1.220% due 07/15/69 ~	1,366,440	1,375,522
1.310% due 01/15/69 ~	2,345,959	2,363,558
1.690% due 05/15/69 ~	5,963,553	6,062,929
2.460% due 11/15/68 ~	1,000,000	1,033,864
2.640% due 05/15/68 ~	1,733,734	1,771,862
Navient Student Loan Trust
0.692% (USD LIBOR + 0.600%) due 12/26/69 ~ §	2,905,513	2,927,655
0.812% (USD LIBOR + 0.720%) due 03/25/67 ~ §	2,000,000	2,025,281
1.142% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,321,173	2,383,039
1.310% due 12/26/69 ~	2,130,710	2,102,765
1.320% due 08/26/69 ~	4,184,002	4,155,544
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman)
1.120% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,600,000	2,599,864
1.540% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,496,705

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 40 Ltd (Cayman) 1.248% (USD LIBOR + 1.060%) due 04/16/33 ~ §	$500,000	$501,573
Palmer Square CLO Ltd (Cayman)
1.006% (USD LIBOR + 0.850%) due 08/15/26 ~ §	437,105	437,214
1.284% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,499,909
1.526% (USD LIBOR + 1.370%) due 11/15/31 ~ §	6,500,000	6,525,438
Palmer Square Loan Funding Ltd (Cayman) due 07/20/29 # ~	4,500,000	4,500,000
0.946% (USD LIBOR + 0.800%) due 05/20/29 ~ §	1,500,000	1,501,874
1.055% (USD LIBOR + 0.900%) due 04/20/29 ~ §	5,500,000	5,506,569
1.056% (USD LIBOR + 0.900%) due 11/15/26 ~ §	1,240,860	1,241,413
1.076% (USD LIBOR + 0.900%) due 10/24/27 ~ §	1,679,248	1,680,310
1.396% (USD LIBOR + 1.250%) due 05/20/29 ~ §	6,000,000	6,000,436
1.505% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,350,000	2,343,925
1.776% (USD LIBOR + 1.600%) due 10/24/27 ~ §	1,750,000	1,750,970
2.055% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,201,622
Regatta XIV Funding Ltd (Cayman) 1.366% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,400,000	1,401,924
Santander Drive Auto Receivables Trust
0.620% due 05/15/23	201,073	201,112
0.730% due 03/17/25	2,200,000	2,210,374
0.750% due 02/17/26	3,700,000	3,700,682
0.960% due 11/15/24	1,200,000	1,206,137
1.460% due 09/15/25	1,000,000	1,011,791
2.490% due 10/15/25	2,000,000	2,023,113
3.350% due 07/17/23	144,426	144,611
3.510% due 08/15/23	197,393	197,662
SLM Student Loan Trust 0.726% (USD LIBOR + 0.550%) due 10/25/64 ~ §	6,129,988	6,158,331
SMB Private Education Loan Trust
0.392% (USD LIBOR + 0.300%) due 09/15/54 ~ §	982,117	982,167
0.831% (USD LIBOR + 0.730%) due 01/15/53 ~ §	10,900,000	11,001,175
1.070% due 01/15/53 ~	5,582,143	5,506,482
1.290% due 07/15/53 ~	3,096,234	3,110,145
2.230% due 09/15/37 ~	6,500,000	6,690,279
2.340% due 09/15/34 ~	1,977,079	2,022,149
2.430% due 02/17/32 ~	2,511,286	2,574,672
2.700% due 05/15/31 ~	1,389,650	1,425,696
2.820% due 10/15/35 ~	3,058,126	3,168,015
2.880% due 09/15/34 ~	2,837,887	2,922,568
3.440% due 07/15/36 ~	2,147,515	2,253,967
3.500% due 02/15/36 ~	4,147,707	4,369,909
3.600% due 01/15/37 ~	1,132,907	1,200,609
3.630% due 11/15/35 ~	1,523,233	1,605,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	$488,956	$492,014
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	1,916,556	1,957,490
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	2,150,000	2,223,008
TIAA CLO IV Ltd (Cayman) 1.888% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,746,575

Total Asset-Backed Securities (Cost $212,141,532)		213,804,927

U.S. TREASURY OBLIGATIONS - 14.8%

U.S. Treasury Bonds - 2.7%

1.125% due 05/15/40	14,500,000	12,522,109
1.375% due 08/15/50	3,250,000	2,740,791
2.250% due 08/15/46	2,550,000	2,637,457
2.500% due 02/15/46	3,500,000	3,792,578
2.500% due 05/15/46	3,000,000	3,251,016
2.750% due 11/15/47	2,000,000	2,277,344
3.000% due 11/15/44	2,000,000	2,355,156
3.000% due 02/15/49	1,500,000	1,796,309

		31,372,760

U.S. Treasury Notes - 12.1%

0.250% due 10/31/25	7,000,000	6,845,234
0.375% due 09/30/27	5,000,000	4,777,734
0.500% due 06/30/27	5,000,000	4,837,109
0.500% due 10/31/27	8,000,000	7,693,438
0.625% due 11/30/27	7,000,000	6,777,422
0.625% due 05/15/30	18,000,000	16,827,891
1.125% due 02/28/27	7,000,000	7,051,680
1.125% due 02/15/31	11,500,000	11,165,781
1.250% due 07/31/23	5,000,000	5,103,320
1.375% due 08/31/23	4,000,000	4,095,312
1.375% due 09/30/23	4,500,000	4,609,336

	Principal Amount	Value
1.625% due 02/15/26	$7,000,000	$7,257,852
1.625% due 05/15/26	8,000,000	8,294,375
1.625% due 09/30/26	10,000,000	10,362,891
1.750% due 11/15/29	10,000,000	10,323,437
2.250% due 02/15/27	2,000,000	2,138,125
2.375% due 05/15/29	5,000,000	5,396,484
2.500% due 02/28/26	7,400,000	7,969,453
2.625% due 02/15/29	7,000,000	7,677,305
2.875% due 08/15/28	1,250,000	1,390,479

		140,594,658

Total U.S. Treasury Obligations (Cost $169,412,342)		171,967,418

FOREIGN GOVERNMENT BONDS & NOTES - 0.2%

Mexico Government (Mexico) 2.659% due 05/24/31	3,000,000	2,938,170

Total Foreign Government Bonds & Notes (Cost $3,000,000)		2,938,170

	Shares
SHORT-TERM INVESTMENT - 5.5%

Money Market Fund - 5.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	63,762,256	63,762,256

Total Short-Term Investment (Cost $63,762,256)		63,762,256

TOTAL INVESTMENTS - 102.7% (Cost $1,169,758,741)		1,194,189,572

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(30,964,853)

NET ASSETS - 100.0%		$1,163,224,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun Holdings Inc	$177,506	$176,383	($1,123)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$510,240,456	$—	$510,240,456	$—
	Senior Loan Notes	217,100,505	—	217,100,505	—
	Mortgage-Backed Securities	14,375,840	—	14,375,840	—
	Asset-Backed Securities	213,804,927	—	213,804,927	—
	U.S. Treasury Obligations	171,967,418	—	171,967,418	—
	Foreign Government Bonds & Notes	2,938,170	—	2,938,170	—
	Short-Term Investment	63,762,256	63,762,256	—	—
	Unfunded Loan Commitment	176,383	—	176,383	—

	Total	$1,194,365,955	$63,762,256	$1,130,603,699	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Basic Materials - 0.1%

Constellium SE *	67,453	$1,278,234

Consumer, Cyclical - 0.4%

Beazer Homes USA Inc *	48,898	943,243
Cedar Fair LP *	21,677	971,780
Las Vegas Sands Corp *	25,986	1,369,202
Six Flags Entertainment Corp *	39,347	1,702,938

		4,987,163

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	5,395	1,115,362

Financial - 0.3%

Bank of America Corp	58,223	2,400,534
Wells Fargo & Co	40,688	1,842,760

		4,243,294

Industrial - 0.3%

GFL Environmental Inc (Canada)	30,216	964,495
TNT Crane & Rigging Inc	4,054	73,986
Xylem Inc	17,839	2,139,966

		3,178,447

Utilities - 0.2%

Evoqua Water Technologies Corp *	54,926	1,855,400

Total Common Stocks (Cost $12,101,034)		16,657,900

EXCHANGE-TRADED FUND - 0.7%

SPDR Bloomberg Barclays High Yield Bond	77,175	8,486,163

Total Exchange-Traded Fund (Cost $8,007,222)		8,486,163

	Principal Amount
CORPORATE BONDS & NOTES - 56.5%

Basic Materials - 1.3%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,450,000	4,473,138
2.875% due 03/17/31 ~	3,000,000	3,071,559
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,937,702
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	2,050,000	2,159,997
TMS International Corp 6.250% due 04/15/29 ~	2,476,000	2,602,895

		15,245,291

Communications - 5.1%

Arches Buyer Inc 4.250% due 06/01/28 ~	3,175,000	3,143,806

	Principal Amount	Value
AT&T Inc
2.250% due 02/01/32	$2,475,000	$2,431,817
4.350% due 03/01/29	1,000,000	1,158,614
Avaya Inc 6.125% due 09/15/28 ~	3,275,000	3,509,654
Booking Holdings Inc 4.625% due 04/13/30	5,950,000	7,110,440
Charter Communications Operating LLC
2.800% due 04/01/31	1,950,000	1,995,788
3.750% due 02/15/28	1,500,000	1,655,564
4.200% due 03/15/28	2,750,000	3,116,254
5.050% due 03/30/29	1,500,000	1,774,095
CSC Holdings LLC
4.625% due 12/01/30 ~	1,400,000	1,375,304
5.750% due 01/15/30 ~	200,000	208,000
6.500% due 02/01/29 ~	2,725,000	3,021,644
Diamond Sports Group LLC 12.750% due 12/01/26 ~	1,481,000	1,147,775
Frontier Communications Holdings Corp 5.000% due 05/01/28 ~	4,250,000	4,399,090
Level 3 Financing Inc 3.750% due 07/15/29 ~	350,000	340,812
LogMeIn Inc 5.500% due 09/01/27 ~	4,600,000	4,770,430
Sprint Capital Corp 8.750% due 03/15/32	1,000,000	1,521,250
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	12,500	12,577
T-Mobile USA Inc
2.625% due 02/15/29	175,000	173,031
2.875% due 02/15/31	75,000	74,531
3.375% due 04/15/29 ~	925,000	956,842
3.375% due 04/15/29	1,125,000	1,163,726
3.500% due 04/15/31	375,000	388,425
3.500% due 04/15/31 ~	750,000	776,850
3.750% due 04/15/27	2,000,000	2,214,770
3.875% due 04/15/30	4,000,000	4,485,000
4.375% due 04/15/40	1,900,000	2,233,307
Uber Technologies Inc 6.250% due 01/15/28 ~	675,000	727,792
Verizon Communications Inc 2.550% due 03/21/31	5,000,000	5,114,443

		61,001,631

Consumer, Cyclical - 10.1%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	615,005	623,229
American Airlines Inc 5.750% due 04/20/29 ~	1,125,000	1,217,812
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,844,427	1,791,169
4.100% due 07/15/29	1,178,421	1,172,895
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,790,287	2,884,328
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	858,011	844,575
Beazer Homes USA Inc
5.875% due 10/15/27	2,700,000	2,830,005
7.250% due 10/15/29	1,350,000	1,503,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	$2,653,513	$2,708,760
Caesars Entertainment Inc 6.250% due 07/01/25 ~	500,000	530,625
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	3,800,000	3,852,250
Carvana Co
5.500% due 04/15/27 ~	375,000	388,294
5.625% due 10/01/25 ~	3,875,000	4,038,738
Cedar Fair LP 5.250% due 07/15/29	5,500,000	5,677,045
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,612,595
Ford Motor Co 7.450% due 07/16/31	1,325,000	1,744,031
Ford Motor Credit Co LLC
3.375% due 11/13/25	400,000	415,280
4.000% due 11/13/30	400,000	419,500
4.125% due 08/17/27	1,000,000	1,062,152
General Motors Co
4.200% due 10/01/27	1,000,000	1,116,311
6.125% due 10/01/25	1,950,000	2,309,774
General Motors Financial Co Inc
4.350% due 01/17/27	2,000,000	2,250,468
4.375% due 09/25/21	1,500,000	1,514,034
5.100% due 01/17/24	1,000,000	1,101,323
Golden Nugget Inc 6.750% due 10/15/24 ~	2,375,000	2,402,241
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	2,775,000	2,771,198
5.000% due 06/01/29 ~	1,875,000	1,919,531
Hyatt Hotels Corp 5.750% due 04/23/30	3,950,000	4,800,103
Kohl’s Corp 3.375% due 05/01/31	5,950,000	6,166,763
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,670,618
LGI Homes Inc 4.000% due 07/15/29 ~	175,000	176,094
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	4,875,000	4,868,906
Marriott International Inc 2.850% due 04/15/31	4,000,000	4,065,850
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	4,636,562
PetSmart Inc
4.750% due 02/15/28 ~	250,000	260,000
7.750% due 02/15/29 ~	6,150,000	6,788,063
PM General Purchaser LLC 9.500% due 10/01/28 ~	1,165,000	1,229,611
Sands China Ltd (Macau) 4.375% due 06/18/30	3,000,000	3,254,580
SRS Distribution Inc
4.625% due 07/01/28 ~	2,750,000	2,815,313
6.125% due 07/01/29 ~	375,000	386,786
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	3,500,000	3,627,120

	Principal Amount	Value
STL Holding Co LLC 7.500% due 02/15/26 ~	$3,400,000	$3,587,000
Tesla Inc 5.300% due 08/15/25 ~	7,525,000	7,787,547
The Scotts Miracle-Gro Co 4.000% due 04/01/31 ~	4,375,000	4,366,819
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,527,745	2,774,691
Viking Cruises Ltd
6.250% due 05/15/25 ~	3,200,000	3,196,608
7.000% due 02/15/29 ~	2,175,000	2,269,264
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	175,000	177,204

		121,607,457

Consumer, Non-Cyclical - 6.7%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	5,982,306
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	5,950,000	6,559,875
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	8,213,051
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	3,825,000	4,560,538
Avantor Funding Inc 4.625% due 07/15/28 ~	3,375,000	3,567,442
Bausch Health Americas Inc
8.500% due 01/31/27 ~	450,000	490,226
9.250% due 04/01/26 ~	1,500,000	1,633,425
Bausch Health Cos Inc
4.875% due 06/01/28 ~	1,500,000	1,537,125
5.000% due 01/30/28 ~	800,000	760,128
5.000% due 02/15/29 ~	400,000	373,508
5.250% due 02/15/31 ~	200,000	187,260
6.125% due 04/15/25 ~	3,926,000	4,029,058
Central Garden & Pet Co 4.125% due 04/30/31 ~	4,625,000	4,689,981
Cigna Corp 2.375% due 03/15/31	4,100,000	4,161,351
Community Health Systems Inc
4.750% due 02/15/31 ~	765,000	768,825
5.625% due 03/15/27 ~	325,000	347,365
6.625% due 02/15/25 ~	3,775,000	3,996,743
6.875% due 04/15/29 ~	75,000	78,704
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	4,193,313
CoStar Group Inc 2.800% due 07/15/30 ~	3,600,000	3,663,004
Garda World Security Corp (Canada) 6.000% due 06/01/29 ~	750,000	745,354
Kraft Heinz Foods Co
4.250% due 03/01/31	500,000	568,542
5.200% due 07/15/45	1,475,000	1,834,556
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	5,200,000	5,232,422
Select Medical Corp 6.250% due 08/15/26 ~	3,150,000	3,362,027
Tenet Healthcare Corp
4.250% due 06/01/29 ~	1,875,000	1,900,781
6.125% due 10/01/28 ~	2,675,000	2,858,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Viatris Inc 2.700% due 06/22/30 ~	$4,450,000	$4,503,346

		80,798,467

Energy - 7.5%

Antero Midstream Partners LP
5.375% due 06/15/29 ~	750,000	782,816
5.750% due 03/01/27 ~	2,650,000	2,764,069
Antero Resources Corp
5.375% due 03/01/30 ~	1,275,000	1,302,897
7.625% due 02/01/29 ~	1,350,000	1,500,255
Archrock Partners LP
6.250% due 04/01/28 ~	2,025,000	2,117,968
6.875% due 04/01/27 ~	1,325,000	1,410,741
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	5,125,000	5,964,810
Chesapeake Energy Corp 5.875% due 02/01/29 ~	4,275,000	4,633,031
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	2,175,000	2,259,281
Comstock Resources Inc 5.875% due 01/15/30 ~	375,000	382,969
CQP Holdco LP 5.500% due 06/15/31 ~	3,725,000	3,886,069
DT Midstream Inc
4.125% due 06/15/29 ~	750,000	762,435
4.375% due 06/15/31 ~	750,000	767,280
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	3,204,473
6.625% due 07/15/25 ~	350,000	375,555
Energy Transfer Operating LP
2.900% due 05/15/25	1,000,000	1,052,927
3.750% due 05/15/30	1,000,000	1,087,246
4.000% due 10/01/27	1,200,000	1,321,034
4.050% due 03/15/25	1,200,000	1,302,128
4.750% due 01/15/26	1,700,000	1,915,622
5.500% due 06/01/27	1,500,000	1,760,759
5.800% due 06/15/38	3,000,000	3,740,493
6.250% due 02/15/23	1,175,000	1,039,875
6.500% due 11/15/26	800,000	817,600
Enterprise Products Operating LLC 5.375% due 02/15/78	3,000,000	3,126,907
EQM Midstream Partners LP
4.750% due 01/15/31 ~	1,350,000	1,392,782
5.500% due 07/15/28	1,250,000	1,353,225
6.000% due 07/01/25 ~	500,000	544,912
6.500% due 07/01/27 ~	1,750,000	1,956,360
Genesis Energy LP
7.750% due 02/01/28	2,750,000	2,845,700
8.000% due 01/15/27	750,000	788,906
ITT Holdings LLC due 08/01/29 # ~	1,875,000	1,912,500
MPLX LP
2.650% due 08/15/30	2,225,000	2,247,702
4.800% due 02/15/29	1,350,000	1,585,405
6.875% due 02/15/23	450,000	460,620
New Fortress Energy Inc
6.500% due 09/30/26 ~	1,850,000	1,892,643

	Principal Amount	Value
Occidental Petroleum Corp
5.500% due 12/01/25	$325,000	$360,147
6.125% due 01/01/31	325,000	382,778
6.625% due 09/01/30	700,000	840,875
8.000% due 07/15/25	800,000	959,024
8.500% due 07/15/27	1,175,000	1,483,620
8.875% due 07/15/30	1,500,000	2,008,042
Range Resources Corp 8.250% due 01/15/29 ~	1,450,000	1,636,709
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,116,744
SM Energy Co 6.500% due 07/15/28	25,000	25,719
Sunoco LP 4.500% due 05/15/29 ~	2,275,000	2,321,683
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	3,100,000	3,231,161
Targa Resources Partners LP
4.000% due 01/15/32 ~	350,000	360,500
4.875% due 02/01/31 ~	875,000	948,382
5.000% due 01/15/28	650,000	686,563
5.375% due 02/01/27	200,000	208,864
5.875% due 04/15/26	1,500,000	1,579,598
6.500% due 07/15/27	500,000	543,430
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	2,975,000	3,134,906

		90,088,740

Financial - 12.4%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,919,720
4.450% due 10/01/25	2,000,000	2,203,605
4.625% due 10/15/27	1,000,000	1,120,862
Air Lease Corp
1.875% due 08/15/26	750,000	751,165
3.125% due 12/01/30	2,000,000	2,034,594
3.750% due 06/01/26	1,500,000	1,642,596
4.250% due 09/15/24	1,000,000	1,091,196
4.650% due 06/15/26	2,750,000	2,856,562
Athene Holding Ltd
3.500% due 01/15/31	1,000,000	1,067,289
6.150% due 04/03/30	4,925,000	6,233,716
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	450,000	448,518
3.250% due 02/15/27 ~	3,200,000	3,303,756
Bank of America Corp
1.922% due 10/24/31	1,000,000	975,558
2.087% due 06/14/29	4,300,000	4,338,987
2.592% due 04/29/31	2,000,000	2,063,320
2.651% due 03/11/32	5,000,000	5,139,632
2.687% due 04/22/32	1,450,000	1,492,728
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,267,658
Citigroup Inc
2.561% due 05/01/32	450,000	458,396
2.666% due 01/29/31	1,000,000	1,033,220
3.668% due 07/24/28	4,000,000	4,415,629
3.980% due 03/20/30	3,000,000	3,402,044
4.075% due 04/23/29	3,000,000	3,405,796
4.450% due 09/29/27	2,500,000	2,858,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
GLP Capital LP REIT
4.000% due 01/15/31	$2,925,000	$3,155,315
5.300% due 01/15/29	7,000,000	8,172,535
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	4,800,000	5,038,976
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,000,000	3,120,000
Iron Mountain Inc REIT
4.500% due 02/15/31 ~	275,000	278,781
4.875% due 09/15/29 ~	4,175,000	4,315,280
5.000% due 07/15/28 ~	500,000	520,575
5.250% due 03/15/28 ~	575,000	602,916
5.250% due 07/15/30 ~	1,000,000	1,059,915
JPMorgan Chase & Co
2.069% due 06/01/29	6,000,000	6,052,991
2.522% due 04/22/31	1,950,000	2,008,261
2.580% due 04/22/32	550,000	564,863
3.650% due 06/01/26	6,000,000	6,015,900
4.005% due 04/23/29	2,000,000	2,263,946
4.125% due 12/15/26	2,725,000	3,085,282
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	3,625,153
Morgan Stanley
3.591% due 07/22/28	3,000,000	3,325,314
5.000% due 11/24/25	3,150,000	3,634,411
OneMain Finance Corp
4.000% due 09/15/30	800,000	794,000
5.375% due 11/15/29	2,775,000	3,024,029
7.125% due 03/15/26	3,425,000	3,993,413
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	750,000	776,775
The Goldman Sachs Group Inc
1.542% due 09/10/27	5,000,000	4,992,683
2.600% due 02/07/30	2,500,000	2,595,875
2.615% due 04/22/32	3,050,000	3,117,944
VICI Properties LP REIT
3.750% due 02/15/27 ~	1,050,000	1,071,457
4.625% due 12/01/29 ~	3,000,000	3,193,500
Wells Fargo & Co
2.393% due 06/02/28	4,500,000	4,670,031
3.900% due 03/15/26	4,800,000	4,972,440

		148,567,470

Industrial - 10.1%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,193,025
3.550% due 10/01/27	650,000	707,871
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	5,300,000	5,576,024
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	1,629,000	1,663,747
BWX Technologies Inc 4.125% due 04/15/29 ~	4,850,000	4,947,194
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	7,050,000	7,212,432
Carrier Global Corp 2.722% due 02/15/30	4,450,000	4,617,459
Flowserve Corp 3.500% due 10/01/30	3,550,000	3,748,813

	Principal Amount	Value
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	$1,025,000	$1,023,878
3.750% due 08/01/25 ~	750,000	771,562
4.000% due 08/01/28 ~	375,000	370,997
4.750% due 06/15/29 ~	375,000	389,831
Granite US Holdings Corp 11.000% due 10/01/27 ~	1,975,000	2,209,758
Hillenbrand Inc 3.750% due 03/01/31	3,875,000	3,861,612
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	2,231,999
Madison IAQ LLC
4.125% due 06/30/28 ~	375,000	379,219
5.875% due 06/30/29 ~	2,625,000	2,674,219
Masco Corp 7.750% due 08/01/29	4,110,000	5,642,715
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,875,000	1,896,094
7.250% due 04/15/25 ~	5,200,000	5,106,400
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,927,015
PowerTeam Services LLC 9.033% due 12/04/25 ~	2,750,000	3,028,437
Standard Industries Inc
4.750% due 01/15/28 ~	4,443,000	4,656,042
5.000% due 02/15/27 ~	1,500,000	1,555,312
Teledyne Technologies Inc
2.250% due 04/01/28	3,500,000	3,566,198
2.750% due 04/01/31	3,500,000	3,598,062
Textron Inc 3.000% due 06/01/30	3,700,000	3,898,675
The Boeing Co 5.040% due 05/01/27	8,700,000	10,043,248
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	6,833,924
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,527,677
TransDigm Inc
4.625% due 01/15/29 ~	675,000	677,221
4.875% due 05/01/29 ~	2,975,000	3,006,981
5.500% due 11/15/27	675,000	704,531
TriMas Corp 4.125% due 04/15/29 ~	4,225,000	4,287,868
Vontier Corp 2.950% due 04/01/31 ~	4,500,000	4,526,257
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,849,856

		121,912,153

Technology - 2.3%

Broadcom Inc
3.469% due 04/15/34 ~	2,000,000	2,117,560
4.150% due 11/15/30	3,950,000	4,433,963
4.250% due 04/15/26	2,700,000	3,028,406
Dell International LLC
4.900% due 10/01/26	1,700,000	1,963,841
6.200% due 07/15/30	2,950,000	3,796,479
8.100% due 07/15/36	1,000,000	1,526,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
HP Inc 2.650% due 06/17/31 ~	$2,550,000	$2,551,022
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	4,700,000	4,553,830
Twilio Inc
3.625% due 03/15/29	750,000	765,938
3.875% due 03/15/31	2,750,000	2,825,625

		27,562,959

Utilities - 1.0%

Pike Corp 5.500% due 09/01/28 ~	4,050,000	4,223,563
Vistra Operations Co LLC
4.300% due 07/15/29 ~	6,000,000	6,526,882
4.375% due 05/01/29 ~	375,000	377,344
5.625% due 02/15/27 ~	850,000	882,937

		12,010,726

Total Corporate Bonds & Notes (Cost $650,163,359)		678,794,894

SENIOR LOAN NOTES - 31.2%

Communications - 1.5%

Clear Channel Outdoor Holdings Inc Term B 3.686% (USD LIBOR + 3.500%) due 08/21/26 §	6,648,005	6,499,463
CommScope Inc Term B-2 3.354% (USD LIBOR + 3.250%) due 04/04/26 §	3,438,750	3,428,004
Proofpoint Inc Term B due 06/10/28 § ¥	1,250,000	1,244,727
Uber Technologies Inc
Term B 3.604% (USD LIBOR + 3.500%) due 04/04/25 §	4,725,641	4,729,015
3.604% (USD LIBOR + 3.500%) due 02/25/27 §	2,486,945	2,490,275

		18,391,484

Consumer, Cyclical - 6.5%

Caesars Resort Collection LLC Term B 2.854% (USD LIBOR + 2.750%) due 12/22/24 §	6,287,121	6,240,295
ClubCorp Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 09/18/24 §	4,351,627	4,189,951
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	6,949,852	6,955,641
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	2,991,512	2,972,345
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	3,233,750	3,257,136
Hayward Industries Inc Term B 3.250% (USD LIBOR + 2.750%) due 05/28/28 §	3,250,000	3,247,969

	Principal Amount	Value
Hilton Grand Vacations Borrower LLC Term B due 05/20/28 § ¥	$8,500,000	$8,514,612
LBM Acquisition LLC
due 12/17/27 § ¥	727,273	723,863
Term B 4.500% (USD LIBOR + 3.750%) due 12/17/27 §	3,264,545	3,249,241
Term B-2 due 12/18/27 § ¥	2,500,000	2,482,293
MIC Glen LLC (2nd Lien) due 06/23/29 § ¥	1,750,000	1,768,046
Mileage Plus Holdings, LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	4,000,000	4,275,312
Motion Finco LLC Term B (United Kingdom) 3.397% - 3.453% (USD LIBOR + 3.250%) due 11/04/26 §	2,977,556	2,889,781
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	7,664,653	7,613,330
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,491,250	3,805,463
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	6,500,000	6,502,541
Tacala Investment Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/05/27 §	3,879,773	3,886,644
(2nd Lien)
8.250% (USD LIBOR + 7.500%) due 02/05/28 ± §	1,500,000	1,511,250
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,990,000	4,047,001

		78,132,714

Consumer, Non-Cyclical - 6.5%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 § ¥	6,000,000	6,025,230
Bausch Health Americas Inc Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	1,885,646	1,880,343
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 § ¥	11,000,000	10,994,841
Garda World Security Corp Term B (Canada) 4.350% (USD LIBOR + 4.250%) due 10/30/26 §	2,404,729	2,418,686
Heartland Dental LLC Term B 4.073% (USD LIBOR + 4.000%) due 04/30/25 §	4,750,000	4,746,437
ICON Luxembourg SARL Term B (Luxembourg) due 07/01/28 § ¥	6,404,352	6,424,365
Indigo Merger Sub Inc Term B (Ireland) due 07/01/28 § ¥	1,595,648	1,600,635
LifePoint Health Inc Term B 3.854% (USD LIBOR + 3.750%) due 11/16/25 §	4,458,381	4,455,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Mavis Tire Express Services Topco Corp 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	$8,000,000	$8,038,752
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 3.089% - 3.394% (USD LIBOR + 3.000%) due 06/30/25 §	3,487,971	3,488,906
Pathway Vet Alliance LLC Term A 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	5,964,623	5,960,895
PetVet Care Centers LLC 2.854% (USD LIBOR + 2.750%) due 02/14/25 §	2,954,206	2,920,510
Term B
3.354% (USD LIBOR + 3.250%) due 02/14/25 §	2,977,041	2,943,085
PPD Inc Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	3,990,000	3,989,753
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	5,985,000	5,996,222
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	5,700,656	5,725,631

		77,609,377

Energy - 1.3%

CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	8,000,000	7,978,752
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	7,778,227	7,826,841

		15,805,593

Financial - 2.4%

AssuredPartners Inc Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	5,417,500	5,394,281
Avolon (US) LLC Term B-3 (Ireland) due 01/15/25 § ¥	5,493,697	5,485,605
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	6,982,368	7,023,682
NFP Corp Term B 3.354% (USD LIBOR + 3.250%) due 02/13/27 §	4,690,625	4,631,260
USI Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/16/24 §	6,321,814	6,272,144

		28,806,972

Industrial - 8.2%

Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	3,849,624	3,791,880

	Principal Amount	Value
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	$5,250,000	$5,232,502
Dynasty Acquisition Co Inc 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	3,755,542	3,660,872
Engineered Machinery Holdings Inc 4.250% (USD LIBOR + 3.000%) due 07/19/24 §	3,813,979	3,815,001
Filtration Group Corp Term B 3.104% (USD LIBOR + 3.000%) due 03/29/25 §	5,952,015	5,912,583
Flex Acquisition Co Inc Term B
3.452% (USD LIBOR + 3.250%) due 06/29/25 §	967,064	958,965
4.000% (USD LIBOR + 3.500%) due 03/02/28 §	3,584,956	3,575,545
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	2,570,794	2,575,935
Madison IAQ LLC due 06/21/28 § ¥	8,000,000	8,014,000
Mauser Packaging Solutions Holding Co Term B 3.354% (USD LIBOR + 3.250%) due 04/03/24 § ¥	8,110,622	7,930,307
Osmose Utilities Services Inc due 06/17/28 § ¥	6,000,000	5,988,750
Pactiv Evergreen Group Holdings Inc Term B-1 2.854% (USD LIBOR + 2.750%) due 02/05/23 §	4,191,410	4,188,208
Pregis TopCo LLC 4.500% (USD LIBOR + 4.000%) due 08/01/26 § ¥	3,500,000	3,508,022
Term B 4.104% (USD LIBOR + 4.000%) due 08/01/26 § ¥	5,471,017	5,473,583
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	7,730,625	7,753,175
Quikrete Holdings Inc Term B-1 due 06/11/28 § ¥	3,500,000	3,476,812
Standard Aero Ltd 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	2,019,108	1,968,211
The Hillman Group Inc Term B 4.104% (USD LIBOR + 4.000%) due 05/31/25 §	3,969,309	3,966,332
Titan Acquisition Ltd Term B (Canada) 3.167% (USD LIBOR + 3.000%) due 03/28/25 §	3,894,497	3,832,672
TransDigm Inc
Term E 2.354% (USD LIBOR + 2.250%) due 05/30/25 §	2,462,500	2,428,640
Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	950,641	937,636
Term G 2.354% (USD LIBOR + 2.250%) due 08/22/24 §	2,768,654	2,738,227

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
TricorBraun Holdings Inc 3.250% - 3.750% (USD LIBOR + 3.250%) due 03/03/28 §	$4,112,471	$4,086,447
USIC Holdings Inc Term B 4.250% (USD LIBOR + 3.500%) due 05/14/28 §	2,734,309	2,733,882

		98,548,187

Technology - 4.4%

Applied Systems Inc Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 § ¥	10,385,380	10,377,965
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	1,979,283	1,664,011
Finastra USA Inc Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	4,972,783	4,900,136
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 § ¥	7,980,000	8,018,033
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	4,987,500	4,968,019
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	8,000,000	8,031,816
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	5,801,786	5,815,565
UKG Inc 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	8,957,519	8,974,314

		52,749,859

Utilities - 0.4%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	4,207,500	4,157,536

Total Senior Loan Notes (Cost $373,064,585)		374,201,722

ASSET-BACKED SECURITIES - 2.1%

Apidos CLO (Cayman) 1.790% (USD LIBOR + 1.600%) due 10/18/31 ~ §	2,400,000	2,401,793
Dryden CLO Ltd (Cayman)
1.590% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,600,000
1.590% (USD LIBOR + 1.400%) due 01/17/32 ~ §	1,500,000	1,499,824
1.690% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,507,496
1.940% (USD LIBOR + 1.750%) due 01/17/32 ~ §	1,500,000	1,499,798

	Principal Amount	Value
1.990% (USD LIBOR + 1.800%) due 07/17/31 ~ §	$1,500,000	$1,494,851
2.084% (USD LIBOR + 1.900%) due 04/15/31 ~ §	250,000	247,427
Madison Park Funding Ltd (Cayman)
1.784% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	1,998,100
1.940% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,652,473
2.034% (USD LIBOR + 1.850%) due 07/15/30 ~ §	1,000,000	1,000,500
Palmer Square Loan Funding Ltd (Cayman)
1.505% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	1,994,830
2.055% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	1,001,352
3.426% (USD LIBOR + 3.250%) due 10/24/27 ~ §	2,250,000	2,259,384
Regatta Funding Ltd (Cayman) 6.134% (USD LIBOR + 5.950%) due 07/15/31 ~ §	2,500,000	2,432,159

Total Asset-Backed Securities (Cost $24,600,000)		24,589,987

	Shares
SHORT-TERM INVESTMENT - 11.5%

Money Market Fund - 11.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	138,235,982	138,235,982

Total Short-Term Investment (Cost $138,235,982)		138,235,982

TOTAL INVESTMENTS - 103.4% (Cost $1,206,172,182)		1,240,966,648

OTHER ASSETS & LIABILITIES, NET - (3.4%)		(40,327,416)

NET ASSETS - 100.0%		$1,200,639,232

Notes to Schedule of Investments

a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun Holdings Inc	$888,382	$881,913	($6,469)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,278,234	$1,278,234	$—	$—
	Consumer, Cyclical	4,987,163	4,987,163	—	—
	Consumer, Non-Cyclical	1,115,362	1,115,362	—	—
	Financial	4,243,294	4,243,294	—	—
	Industrial	3,178,447	3,104,461	73,986	—
	Utilities	1,855,400	1,855,400	—	—

	Total Common Stocks	16,657,900	16,583,914	73,986	—

	Exchange-Traded Fund	8,486,163	8,486,163	—	—
	Corporate Bonds & Notes	678,794,894	—	678,794,894	—
	Senior Loan Notes	374,201,722	—	372,690,472	1,511,250
	Asset-Backed Securities	24,589,987	—	24,589,987	—
	Short-Term Investment	138,235,982	138,235,982	—	—
	Unfunded Loan Commitment	881,913	—	881,913	—

	Total	$1,241,848,561	$163,306,059	$1,077,031,252	$1,511,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 1.8%

iShares iBoxx High Yield Corporate Bond	205,245	$18,069,770
SPDR Blackstone	513,200	23,756,028

Total Exchange-Traded Funds (Cost $41,030,188)		41,825,798

	Principal Amount
CORPORATE BONDS & NOTES - 3.6%

Communications - 0.3%

CommScope Inc 5.500% due 03/01/24 ~	$7,145,000	7,371,854

Consumer, Cyclical - 1.5%

American Airlines Inc 11.750% due 07/15/25 ~	7,418,000	9,318,863
Carnival Corp 9.875% due 08/01/27 ~	8,918,000	10,423,046
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	11,909,000	12,328,911
8.500% due 10/30/25 ~	2,000,000	2,122,190
SRS Distribution Inc 4.625% due 07/01/28 ~	2,600,000	2,661,750

		36,854,760

Consumer, Non-Cyclical - 1.1%

Allied Universal Holdco LLC
4.625% due 06/01/28 ~	9,000,000	9,041,719
6.625% due 07/15/26 ~	11,152,000	11,837,625
CoreLogic Inc 4.500% due 05/01/28 ~	5,500,000	5,458,750

		26,338,094

Industrial - 0.7%

TransDigm Inc 6.250% due 03/15/26 ~	15,176,000	16,029,650

Total Corporate Bonds & Notes (Cost $85,394,509)		86,594,358

SENIOR LOAN NOTES - 98.0%

Basic Materials - 3.9%

ASP Unifrax Holdings Inc Term B 3.953% (USD LIBOR + 3.750%) due 12/14/25 §	17,433,103	17,240,606
Herens US Holdco Corp Term B due 05/14/28 ¥	21,500,000	21,537,625
SPA US HoldCo Inc Term B due 03/18/28 ¥	29,675,625	29,817,831
Sparta US HoldCo LLC due 04/30/28 ¥	15,000,000	15,042,180

	Principal Amount	Value
US Silica Co Term B 5.000% (USD LIBOR + 4.000%) due 05/01/25 §	$9,246,470	$8,866,708

		92,504,950

Communications - 6.7%

Arches Buyer Inc 3.750% (USD LIBOR + 3.250%) due 12/06/27 § ¥	20,016,964	20,000,290
Clear Channel Outdoor Holdings Inc Term B 3.686% (USD LIBOR + 3.500%) due 08/21/26 §	20,484,802	20,027,089
CNT Holdings I Corp Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 §	1,993,005	1,996,897
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 ± § ¥	15,463,111	15,733,716
CommScope Inc Term B-2 3.354% (USD LIBOR + 3.250%) due 04/04/26 §	1,897,770	1,891,839
Metronet Systems Holdings LLC 4.500% (USD LIBOR + 3.750%) due 06/02/28 §	7,200,000	7,210,498
MH Sub I LLC 4.750% (USD LIBOR + 3.750%) due 09/15/24 §	9,432,312	9,464,146
MTN Infrastructure TopCo Inc Term B 4.000% (USD LIBOR + 3.000%) due 11/17/24 § ¥	26,611,139	26,630,139
5.000% (USD LIBOR + 4.000%) due 11/17/24 §	7,678,703	7,703,897
Proofpoint Inc Term B due 06/10/28 ¥	18,250,000	18,173,003
Pug LLC
Term B 3.604% (USD LIBOR + 3.500%) due 02/13/27 §	6,856,156	6,719,033
Term B-1 8.750% (USD LIBOR + 8.000%) due 02/13/27 ± §	2,487,500	2,527,922
Summer BC Holdco B SARL Term B (Luxembourg) due 12/25/26 ¥	8,000,000	8,018,336
Uber Technologies Inc Term B 3.604% (USD LIBOR + 3.500%) due 04/04/25 §	13,905,188	13,915,116

		160,011,921

Consumer, Cyclical - 16.4%

AA Advantage Loyalty IP Ltd 5.500% (USD LIBOR + 4.750%) due 04/20/28 §	10,375,000	10,828,906
Alterra Mountain Co Term B 2.854% (USD LIBOR + 2.750%) due 07/31/24 §	3,485,815	3,453,445
5.500% (USD LIBOR + 4.500%) due 08/01/26 §	17,099,023	17,189,853

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
BCPE Empire Holdings Inc 5.000% (USD LIBOR + 4.250%) due 06/12/26 §	$7,245,840	$7,263,955
Carnival Corp Term B 8.500% (USD LIBOR + 7.500%) due 06/30/25 §	10,522,782	10,789,135
ClubCorp Holdings Inc Term B 2.897% (USD LIBOR + 2.750%) due 09/18/24 §	11,101,302	10,688,856
Core & Main LP Term B 3.750% (USD LIBOR + 2.750%) due 08/01/24 §	27,351,730	27,374,514
Curium Bidco SARL Term B (Luxembourg)
4.203% (USD LIBOR + 3.750%) due 07/11/26 ± §	4,133,881	4,128,714
5.000% (USD LIBOR + 4.250%) due 09/10/27 ± §	5,103,116	5,122,252
Diamond Resorts International Inc Term B 4.750% (USD LIBOR + 3.750%) due 09/02/23 § ¥	47,793,235	47,847,003
FCG Acquisitions Inc (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 04/01/29 ± §	6,750,000	6,885,000
First Brands Group LLC Term B 6.000% (USD LIBOR + 5.000%) due 03/30/27 §	10,723,125	10,863,866
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 §	15,032,390	14,936,078
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	25,621,250	25,806,543
Harbor Freight Tools USA Inc Term B due 10/19/27 ¥	3,778,528	3,784,429
3.750% (USD LIBOR + 3.000%) due 10/19/27 §	11,094,001	11,109,133
Hilton Grand Vacations Borrower LLC Term B due 05/20/28 ¥	12,000,000	12,020,628
K-Mac Holdings Corp 5.250% (USD LIBOR + 2.000%) due 03/16/25 §	4,760,981	4,766,042
(2nd Lien) 9.000% (USD LIBOR + 5.750%) due 03/16/26 §	6,947,833	6,978,230
LBM Acquisition LLC Term B-2 due 12/18/27 ¥	17,000,000	16,879,589
MIC Glen LLC (2nd Lien) due 06/23/29 ¥	4,750,000	4,798,982
Mileage Plus Holdings, LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	5,000,000	5,344,140
Motion Finco LLC Term B (United Kingdom) 3.397% - 3.453% (USD LIBOR + 3.250%) due 11/04/26 §	9,616,763	9,333,271

	Principal Amount	Value
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	$14,738,000	$14,765,634
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 §	12,371,956	11,911,867
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 § ¥	11,735,313	11,656,733
SRS Distribution Inc Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 § ¥	30,500,000	30,511,925
Tecta America Corp 5.000% (USD LIBOR + 4.250%) due 04/09/28 ± §	11,230,504	11,265,599
The Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	11,250,000	11,310,941
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	21,446,250	21,752,631

		391,367,894

Consumer, Non-Cyclical - 22.9%

Aldevron LLC
(2nd Lien) 7.593% (USD LIBOR + 7.500%) due 10/11/27 ± § ¥	7,251,287	7,269,415
Term B 4.250% (USD LIBOR + 3.250%) due 10/11/26 §	5,226,703	5,234,323
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	31,429,625	31,561,787
Alphabet Holding Co Inc (2nd Lien) 7.854% (USD LIBOR + 7.750%) due 08/15/25 §	13,588,799	13,645,423
American Residential Services LLC Term B 4.250% (USD LIBOR + 3.500%) due 10/15/27 §	10,510,846	10,517,416
ATI Holdings Acquisition Inc Term B 4.500% (USD LIBOR + 3.500%) due 05/10/23 § ¥	10,932,537	10,941,655
Bausch Health Americas Inc Term B 2.843% (USD LIBOR + 2.750%) due 11/27/25 §	5,344,995	5,311,589
3.104% (USD LIBOR + 3.000%) due 06/01/25 § ¥	17,598,008	17,548,522
CoreLogic Inc Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 § ¥	37,500,000	37,482,413
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	27,152,403	27,271,195
Garda World Security Corp Term B (Canada) 4.350% (USD LIBOR + 4.250%) due 10/30/26 §	21,088,317	21,210,714

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Guidehouse LLP 4.104% (USD LIBOR + 4.000%) due 05/01/25 §	$22,443,750	$22,523,246
Heartland Dental LLC 3.604% (USD LIBOR + 3.500%) due 04/30/25 § ¥	19,918,068	19,720,441
Term B 4.073% (USD LIBOR + 4.000%) due 04/30/25 §	18,750,000	18,735,937
ICON Luxembourg SARL Term B due 07/01/28 ¥	9,006,120	9,034,264
Indigo Merger Sub Inc Term B (Ireland) due 07/01/28 ¥	2,243,880	2,250,892
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 04/22/28 §	13,000,000	13,063,843
Mallinckrodt International Finance SA Term B 6.000% (USD LIBOR + 5.250%) due 09/24/24 § ¥ Y	9,707,941	9,420,751
Mavis Tire Express Services TopCo LP 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	20,000,000	20,096,880
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/26/28 ± §	13,460,605	13,527,908
PAREXEL International Corp Term B 2.854% (USD LIBOR + 2.750%) due 09/27/24 § ¥	8,730,258	8,689,331
Pathway Vet Alliance LLC Term A 3.854% (USD LIBOR + 3.750%) due 03/31/27 §	38,181,106	38,157,243
PetVet Care Centers LLC
(2nd Lien) 6.354% (USD LIBOR + 6.250%) due 02/15/26 §	13,482,801	13,533,361
Term B-3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	15,624,048	15,682,638
Precision Medicine Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 §	23,504,840	23,480,348
Spin Holdco Inc Term B 4.750% (USD LIBOR + 4.000%) due 03/04/28 ¥	21,205,702	21,245,462
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	34,972,915	35,126,131
Team Health Holdings Inc Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	20,761,491	20,205,374
The Hertz Corp
Term B due 06/30/28 ¥	6,521,036	6,521,036
Term C due 06/30/28 ¥	1,228,964	1,228,964
Vetcor Professional Practices LLC 3.147% - 3.199% (USD LIBOR + 3.000%) due 07/02/25 §	16,018,519	15,858,333

	Principal Amount	Value
WCG Purchaser Corp Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 § ¥	$28,834,436	$28,960,587

		545,057,422

Energy - 3.9%

BCP Raptor II LLC Term B 4.854% (USD LIBOR + 4.750%) due 11/03/25 § ¥	16,524,375	16,217,121
BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 § ¥	25,753,620	25,536,311
Brazos Delaware II LLC Term B 4.093% (USD LIBOR + 4.000%) due 05/29/25 § ¥	13,679,747	13,360,557
CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	8,750,000	8,726,760
ITT Holdings LLC due 07/30/28 ± ¥	7,250,000	7,250,000
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	21,091,662	21,223,484

		92,314,233

Financial - 6.1%

Acrisure LLC Term B 3.604% (USD LIBOR + 3.500%) due 02/15/27 §	5,224,163	5,174,534
Alliant Holdings Intermediate LLC
Term B 3.354% (USD LIBOR + 3.250%) due 05/10/25 §	4,521,531	4,480,683
Term B-3 due 11/06/27 ¥	7,000,000	7,020,237
AssuredPartners Inc Term B
due 02/13/27 ¥	3,000,000	3,011,250
3.604% (USD LIBOR + 3.500%) due 02/13/27 §	7,262,711	7,231,584
5.500% (USD LIBOR + 4.500%) due 02/13/27 §	3,209,375	3,222,078
Brookfield Retail Holdings VII Sub 3 LLC Term A-2 3.104% (USD LIBOR + 3.000%) due 08/24/23 §	13,824,871	13,721,184
Cushman & Wakefield US Borrower LLC Term B 2.854% (USD LIBOR + 2.750%) due 08/21/25 §	6,982,323	6,933,447
Deerfield Dakota Holding LLC Term B
4.750% (USD LIBOR + 3.750%) due 04/09/27 §	19,239,899	19,353,742
(2nd Lien) 4.500% (USD LIBOR + 3.750%) due 04/14/28 ± §	22,922,596	23,552,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
HUB International Ltd
Term B 2.926% (USD LIBOR + 2.750%) due 04/25/25 §	$7,589,956	$7,513,267
Term B-3 4.000% (USD LIBOR + 3.250%) due 04/25/25 §	11,559,102	11,575,100
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 §	12,803,848	12,875,869
Ryan Specialty Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 09/01/27 §	6,964,912	6,977,101
USI Inc Term B 3.147% (USD LIBOR + 3.000%) due 05/16/24 §	11,855,911	11,762,759

		144,405,803

Industrial - 20.0%

Aegion Corp 5.500% (USD LIBOR + 4.750%) due 05/17/28 §	6,250,000	6,328,125
Brand Industrial Services Inc 5.250% (USD LIBOR + 4.250%) due 06/21/24 § ¥	8,569,278	8,440,739
Brown Group Holding LLC Term B 3.250% (USD LIBOR + 2.750%) due 06/07/28 §	16,500,000	16,445,005
Charter Next Generation, Inc.
due 12/01/27 ¥	4,750,000	4,763,357
4.500% (USD LIBOR + 3.750%) due 12/01/27 §	10,473,750	10,506,480
Dynasty Acquisition Co Inc 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	12,244,666	11,936,003
Engineered Machinery Holdings Inc
4.250% (USD LIBOR + 3.000%) due 07/19/24 §	12,195,328	12,198,596
5.250% (USD LIBOR + 4.250%) due 07/19/24 §	4,810,886	4,834,940
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/21/29 ± §	3,750,000	3,801,562
Filtration Group Corp Term B 4.500% (USD LIBOR + 3.750%) due 03/29/25 §	10,059,037	10,083,139
Forterra Finance LLC 4.000% (USD LIBOR + 3.000%) due 10/25/23 §	35,926,690	35,978,316
Gates Global LLC Term B-3 3.500% (USD LIBOR + 2.750%) due 03/31/27 §	5,561,033	5,556,612
GFL Environmental Inc Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	7,588,647	7,603,825
Graham Packaging Co Inc 3.750% (USD LIBOR + 3.000%) due 08/04/27 § ¥	26,669,177	26,684,325

	Principal Amount	Value
Icebox Holdings Inc Term B 4.250% (USD LIBOR + 3.250%) due 12/17/24 §	$8,946,092	$8,977,779
Ingram Micro Inc Term B due 07/02/28 § ¥	15,000,000	15,048,435
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 ± §	15,835,313	15,954,077
LTI Holdings Inc
due 06/08/26 ¥	500,000	500,000
Term B 3.604% (USD LIBOR + 3.500%) due 09/06/25 §	12,555,341	12,402,317
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	10,750,000	10,768,812
Mauser Packaging Solutions Holding Co Term B 3.354% (USD LIBOR + 3.250%) due 04/03/24 § ¥	24,882,898	24,329,702
Osmose Utilities Services Inc due 06/17/28 ¥	6,500,000	6,487,813
PowerTeam Services LLC due 03/06/25 ¥	10,500,000	10,467,188
Pregis TopCo LLC
4.500% (USD LIBOR + 4.000%) due 08/01/26 §	5,231,570	5,243,561
Term B 4.104% (USD LIBOR + 4.000%) due 08/01/26 §	13,788,506	13,794,973
Pretium PKG Holdings Inc
4.750% (USD LIBOR + 4.000%) due 11/05/27 §	11,318,125	11,357,037
(2nd Lien) 9.000% (USD LIBOR + 8.250%) due 11/05/28 ± §	4,526,406	4,605,618
Pro Mach Group Inc Term B
2.854% (USD LIBOR + 2.750%) due 03/07/25 §	4,553,918	4,499,130
4.500% (USD LIBOR + 3.500%) due 03/07/25 § ¥	10,193,964	10,209,887
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	22,247,293	22,312,188
Quikrete Holdings Inc Term B-1 due 06/11/28 ¥	19,250,000	19,122,469
Standard Aero Ltd 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	6,583,154	6,417,206
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 §	18,042,824	18,057,853
The Hillman Group Inc Term B 4.104% (USD LIBOR + 4.000%) due 05/31/25 §	17,934,269	17,920,819
The Kenan Advantage Group Inc Term B-1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	11,199,361	11,230,159

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Tiger Acquisition LLC 3.750% (USD LIBOR + 3.250%) due 06/01/28 §	$7,250,000	$7,239,430
TransDigm Inc Term G 2.354% (USD LIBOR + 2.250%) due 08/22/24 §	11,669,455	11,541,207
USIC Holdings Inc Term B
4.250% (USD LIBOR + 3.500%) due 05/14/28 § ¥	21,212,417	21,209,108
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/14/29 ± § ¥	9,368,000	9,555,360
Watlow Electric Manufacturing Co Term B 4.500% (USD LIBOR + 4.000%) due 03/02/28 §	6,733,125	6,758,374
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	5,877,627	5,762,526

		476,934,052

Technology - 17.3%

Applied Systems Inc
(2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 §	19,430,598	19,756,061
Term B 3.750% (USD LIBOR + 3.250%) due 09/19/24 § ¥	35,662,000	35,636,537
athenahealth Inc Term B-1 4.410% (USD LIBOR + 4.250%) due 02/11/26 § ¥	32,385,010	32,597,520
Epicor Software Corp
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 § ¥	19,776,385	20,511,830
Term B 4.000% (USD LIBOR + 3.250%) due 07/31/27 § ¥	19,959,497	19,954,966
Finastra USA Inc
(2nd Lien) 8.250% (USD LIBOR + 7.250%) due 06/13/25 § ¥	9,071,429	9,187,253
Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	35,738,308	35,216,207
HS Purchaser LLC 4.500% (USD LIBOR + 4.000%) due 11/30/26 §	26,931,818	27,049,645
Peraton Corp
(2nd Lien) 8.500% (USD LIBOR + 7.500%) due 02/01/29 § ¥	12,625,000	12,940,625
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	19,451,250	19,543,955
Project Ruby Ultimate Parent Corp Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 § ¥	22,693,125	22,670,840

	Principal Amount	Value
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	$26,875	$26,770
RealPage, Inc.
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/22/29 § ¥	33,210,869	34,373,250
Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	9,500,000	9,484,562
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 § ¥	19,433,460	19,510,747
Sophia LP
3.897% (USD LIBOR + 3.750%) due 10/07/27 §	9,444,912	9,464,586
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/07/28 § ¥	18,083,380	18,716,299
Tempo Acquisition LLC Term B 3.354% (USD LIBOR + 3.250%) due 10/31/26 §	20,257,978	20,306,091
The Dun & Bradstreet Corp Term B 3.345% (USD LIBOR + 3.250%) due 02/08/26 §	8,312,188	8,279,721
UKG Inc
3.854% (USD LIBOR + 3.750%) due 05/03/26 § ¥	11,725,984	11,746,340
4.000% (USD LIBOR + 3.250%) due 05/03/26 §	19,710,312	19,747,269
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	5,709,599	5,826,172

		412,547,246

Utilities - 0.8%

PG&E Corp Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	18,222,030	18,005,643

Total Senior Loan Notes (Cost $2,312,864,249)		2,333,149,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 9.4%

Money Market Fund - 9.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	223,850,048	$223,850,048

Total Short-Term Investment (Cost $223,850,048)		223,850,048

TOTAL INVESTMENTS - 112.8% (Cost $2,663,138,994)		2,685,419,368

OTHER ASSETS & LIABILITIES, NET - (12.8%)		(305,526,047)

NET ASSETS - 100.0%		$2,379,893,321

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower.

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Metronet Systems Holdings LLC	$798,005	$801,166	$3,161
OneDigital Borrower LLC	414,988	416,392	1,404
Precision Medicine Group LLC	2,643,543	2,633,284	(10,259)

	$3,856,536	$3,850,842	($5,694)

(b)	An investment with a value of $9,420,751 or less than 0.4% of the Fund’s net assets was in default as of June 30, 2021.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$41,825,798	$41,825,798	$—	$—
	Corporate Bonds & Notes	86,594,358	—	86,594,358	—
	Senior Loan Notes	2,333,149,164	—	2,201,969,053	131,180,111
	Short-Term Investment	223,850,048	223,850,048	—	—
	Unfunded Loan Commitments	3,850,842	—	3,850,842	—

	Total	$2,689,270,210	$265,675,846	$2,292,414,253	$131,180,111

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended June 30, 2021:

Senior Loan Notes
Value, Beginning of Period	$165,966,179
Purchases	77,744,352
Sales (Includes Paydowns)	(80,323,340)
Accrued Discounts (Premiums)	1,401
Net Realized Gains (Losses)	168,732
Change in Net Unrealized Appreciation (Depreciation)	265,671
Transfers In	15,954,077
Transfers Out	(48,596,961)

Value, End of Period	$131,180,111

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$771,929

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$15,954,077	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
48,596,961	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs used to value Senior Loan Notes with an aggregate value of $131,180,111 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Basic Materials - 0.3%

Constellium SE *	10,698	$202,727
Hexion Holdings Corp ‘B’ *	11,203	207,256

		409,983

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	7,537	145,389
Cedar Fair LP *	3,367	150,942
Las Vegas Sands Corp *	1,881	99,110

		395,441

Consumer, Non-Cyclical - 0.1%

HCA Healthcare Inc	832	172,008

Industrial - 0.2%

GFL Environmental Inc (Canada)	4,657	148,651
TNT Crane & Rigging Inc	709	12,939
Xylem Inc	2,037	244,359

		405,949

Utilities - 0.2%

Evoqua Water Technologies Corp *	8,466	285,981

Total Common Stocks (Cost $1,303,133)		1,669,362

EXCHANGE-TRADED FUNDS - 1.1%

iShares iBoxx High Yield Corporate Bond	9,364	824,407
SPDR Bloomberg Barclays High Yield Bond	9,388	1,032,304

Total Exchange-Traded Funds (Cost $1,842,412)		1,856,711

	Principal Amount
CORPORATE BONDS & NOTES - 86.5%

Basic Materials - 3.4%

Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$300,000	313,330
5.500% due 12/15/27 ~	950,000	1,031,748
Hecla Mining Co 7.250% due 02/15/28	700,000	765,625
Hexion Inc 7.875% due 07/15/27 ~	400,000	432,042
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	608,688
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	501,044
Novelis Corp 4.750% due 01/30/30 ~	650,000	683,312
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	737,560
TMS International Corp 6.250% due 04/15/29 ~	475,000	499,344

		5,572,693

	Principal Amount	Value
Communications - 13.1%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$1,225,000	$1,277,124
Altice France SA (France)
5.125% due 07/15/29 ~	350,000	352,153
7.375% due 05/01/26 ~	273,000	284,242
Arches Buyer Inc 4.250% due 06/01/28 ~	800,000	792,140
Avaya Inc 6.125% due 09/15/28 ~	700,000	750,155
CCO Holdings LLC
4.250% due 02/01/31 ~	400,000	408,000
4.750% due 03/01/30 ~	2,100,000	2,223,375
5.000% due 02/01/28 ~	100,000	105,000
5.375% due 06/01/29 ~	300,000	328,305
Clear Channel Outdoor Holdings Inc 7.750% due 04/15/28 ~	25,000	26,220
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	1,025,000	1,053,480
CommScope Inc 8.250% due 03/01/27 ~	750,000	802,537
CommScope Technologies LLC 6.000% due 06/15/25 ~	484,000	494,890
CSC Holdings LLC
3.375% due 02/15/31 ~	200,000	189,248
4.625% due 12/01/30 ~	200,000	196,472
6.500% due 02/01/29 ~	2,250,000	2,494,935
Diamond Sports Group LLC 12.750% due 12/01/26 ~	570,000	441,750
Frontier Communications Corp
5.000% due 05/01/28 ~	500,000	517,540
5.875% due 10/15/27 ~	150,000	160,875
Lamar Media Corp
3.625% due 01/15/31 ~	250,000	244,875
3.750% due 02/15/28	575,000	585,908
4.000% due 02/15/30	25,000	25,370
Level 3 Financing Inc
3.625% due 01/15/29 ~	225,000	217,444
3.750% due 07/15/29 ~	75,000	73,031
4.625% due 09/15/27 ~	850,000	884,820
LogMeIn Inc 5.500% due 09/01/27 ~	550,000	570,377
Lumen Technologies Inc
4.000% due 02/15/27 ~	500,000	510,625
4.500% due 01/15/29 ~	150,000	146,580
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	675,000	716,344
Outfront Media Capital LLC
4.250% due 01/15/29 ~	250,000	252,063
4.625% due 03/15/30 ~	50,000	50,850
5.000% due 08/15/27 ~	975,000	1,010,953
6.250% due 06/15/25 ~	175,000	185,569
Sprint Capital Corp 8.750% due 03/15/32	800,000	1,217,000
T-Mobile USA Inc
2.625% due 02/15/29	50,000	49,438
2.875% due 02/15/31	25,000	24,844

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
3.375% due 04/15/29 ~	$375,000	$387,909
3.500% due 04/15/31 ~	225,000	233,055
Uber Technologies Inc
6.250% due 01/15/28 ~	125,000	134,776
7.500% due 05/15/25 ~	125,000	135,060
8.000% due 11/01/26 ~	700,000	756,252
Zayo Group Holdings Inc 4.000% due 03/01/27 ~	382,000	379,849

		21,691,433

Consumer, Cyclical - 18.8%

Affinity Gaming 6.875% due 12/15/27 ~	600,000	638,907
American Airlines Inc 5.750% due 04/20/29 ~	225,000	243,563
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	100,101	98,534
Aramark Services Inc 6.375% due 05/01/25 ~	550,000	585,062
Beazer Homes USA Inc 5.875% due 10/15/27	1,525,000	1,598,429
Boyd Gaming Corp
4.750% due 06/15/31 ~	225,000	233,719
8.625% due 06/01/25 ~	425,000	469,038
Caesars Entertainment Inc
6.250% due 07/01/25 ~	450,000	477,562
8.125% due 07/01/27 ~	775,000	862,924
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	275,000	278,781
Carvana Co
5.500% due 04/15/27 ~	75,000	77,659
5.625% due 10/01/25 ~	700,000	729,578
5.875% due 10/01/28 ~	125,000	131,699
Cedar Fair LP
5.250% due 07/15/29	1,250,000	1,290,238
5.375% due 04/15/27	500,000	515,742
6.500% due 10/01/28 ~	225,000	242,740
Clarios Global LP
6.250% due 05/15/26 ~	630,000	671,933
8.500% due 05/15/27 ~	250,000	272,863
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	255,967
Core & Main LP 6.125% due 08/15/25 ~	700,000	716,471
Ford Motor Co
4.346% due 12/08/26	1,640,000	1,758,916
7.450% due 07/16/31	1,250,000	1,645,313
9.000% due 04/22/25	100,000	123,414
9.625% due 04/22/30	100,000	143,630
Golden Nugget Inc 6.750% due 10/15/24 ~	1,375,000	1,390,771
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	500,000	499,315
5.000% due 06/01/29 ~	350,000	358,312
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,200,000	1,261,938
IRB Holding Corp 7.000% due 06/15/25 ~	675,000	730,363

	Principal Amount	Value
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	$1,100,000	$1,152,591
LBM Acquisition LLC 6.250% due 01/15/29 ~	625,000	630,594
LGI Homes Inc 4.000% due 07/15/29 ~	775,000	779,844
MajorDrive Holdings IV LLC L 6.375% due 06/01/29 ~	725,000	724,094
Marriott Ownership Resorts Inc
4.500% due 06/15/29 ~	100,000	101,500
4.750% due 01/15/28	675,000	692,887
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	625,000	626,563
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	300,000	296,625
3.875% due 01/15/28 ~	100,000	101,375
4.375% due 01/15/28 ~	600,000	609,090
NMG Holding Co Inc 7.125% due 04/01/26 ~	725,000	774,844
PetSmart Inc 7.750% due 02/15/29 ~	950,000	1,048,562
PM General Purchaser LLC 9.500% due 10/01/28 ~	298,000	314,527
Scientific Games International Inc
7.000% due 05/15/28 ~	150,000	164,130
7.250% due 11/15/29 ~	350,000	395,726
8.250% due 03/15/26 ~	450,000	483,179
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	1,075,000	1,111,862
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	26,976
SRS Distribution Inc
4.625% due 07/01/28 ~	525,000	537,469
6.125% due 07/01/29 ~	75,000	77,357
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	685,750
The Scotts Miracle-Gro Co 4.000% due 04/01/31 ~	750,000	748,597
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	145,785	146,250
Viking Cruises Ltd
6.250% due 05/15/25 ~	525,000	524,444
7.000% due 02/15/29 ~	50,000	52,167
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	50,630

		31,161,014

Consumer, Non-Cyclical - 18.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,701,000	2,448,213
Albertsons Cos Inc
3.250% due 03/15/26 ~	100,000	101,712
3.500% due 03/15/29 ~	50,000	49,500
4.625% due 01/15/27 ~	50,000	52,360
5.875% due 02/15/28 ~	1,700,000	1,833,858
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,300,000	2,535,750
Avantor Funding Inc 4.625% due 07/15/28 ~	625,000	660,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Bausch Health Americas Inc 8.500% due 01/31/27 ~	$1,250,000	$1,361,738
Bausch Health Cos Inc
4.875% due 06/01/28 ~	275,000	281,806
5.000% due 01/30/28 ~	125,000	118,770
5.000% due 02/15/29 ~	75,000	70,033
5.250% due 02/15/31 ~	25,000	23,408
6.125% due 04/15/25 ~	267,000	274,009
6.250% due 02/15/29 ~	825,000	816,997
Central Garden & Pet Co 4.125% due 04/30/31 ~	700,000	709,835
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	100,000	101,517
4.000% due 03/15/31 ~	100,000	104,168
4.250% due 05/01/28 ~	800,000	828,256
Community Health Systems Inc
4.750% due 02/15/31 ~	180,000	180,900
5.625% due 03/15/27 ~	75,000	80,161
6.125% due 04/01/30 ~	25,000	25,406
6.625% due 02/15/25 ~	1,675,000	1,773,390
6.875% due 04/15/29 ~	25,000	26,235
CoreLogic Inc 4.500% due 05/01/28 ~	775,000	769,187
Garda World Security Corp (Canada)
6.000% due 06/01/29 ~	150,000	149,071
9.500% due 11/01/27 ~	497,000	551,441
HCA Inc
5.625% due 09/01/28	100,000	118,625
5.875% due 02/01/29	2,425,000	2,935,450
Jaguar Holding Co II 5.000% due 06/15/28 ~	775,000	841,588
JBS USA Food Co
5.750% due 01/15/28	200,000	214,244
7.000% due 01/15/26 ~	1,150,000	1,222,168
JBS USA LUX SA
3.750% due 12/01/31 ~	75,000	76,838
5.500% due 01/15/30 ~	650,000	727,805
6.500% due 04/15/29 ~	50,000	56,252
Kraft Heinz Foods Co
4.375% due 06/01/46	1,350,000	1,532,297
5.200% due 07/15/45	400,000	497,507
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	100,000	101,350
6.750% due 04/15/25 ~	50,000	53,411
LifePoint Health Inc 5.375% due 01/15/29 ~	100,000	97,641
MPH Acquisition Holdings LLC 5.750% due 11/01/28 ~	750,000	754,676
Pilgrim’s Pride Corp
4.250% due 04/15/31 ~	350,000	363,125
5.875% due 09/30/27 ~	550,000	586,465
Post Holdings Inc 4.625% due 04/15/30 ~	750,000	763,560
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	566,593
Select Medical Corp 6.250% due 08/15/26 ~	950,000	1,013,945

	Principal Amount	Value
Tenet Healthcare Corp
4.250% due 06/01/29 ~	$350,000	$354,813
4.625% due 06/15/28 ~	75,000	77,304
4.875% due 01/01/26 ~	180,000	186,921
6.125% due 10/01/28 ~	225,000	240,410
6.250% due 02/01/27 ~	1,100,000	1,149,500
7.500% due 04/01/25 ~	25,000	27,035

		30,487,881

Energy - 12.4%

Antero Midstream Partners LP
5.375% due 06/15/29 ~	150,000	156,563
5.750% due 03/01/27 ~	800,000	834,436
Antero Resources Corp
5.375% due 03/01/30 ~	675,000	689,769
7.625% due 02/01/29 ~	300,000	333,390
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	104,591
6.875% due 04/01/27 ~	475,000	505,737
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	25,988
4.500% due 03/01/28 ~	525,000	539,338
Cheniere Energy Partners LP 4.000% due 03/01/31 ~	425,000	444,656
Chesapeake Energy Corp 5.875% due 02/01/29 ~	550,000	596,063
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	525,000	545,344
Comstock Resources Inc 5.875% due 01/15/30 ~	775,000	791,469
CQP Holdco LP 5.500% due 06/15/31 ~	700,000	730,268
DT Midstream Inc
4.125% due 06/15/29 ~	150,000	152,487
4.375% due 06/15/31 ~	150,000	153,456
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	50,000	52,105
5.750% due 01/30/28 ~	975,000	1,040,978
6.625% due 07/15/25 ~	50,000	53,651
Energy Transfer LP 6.250% due 02/15/23	250,000	221,250
EnLink Midstream LLC 5.625% due 01/15/28 ~	50,000	52,972
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	104,859
Enterprise Products Operating LLC 5.375% due 02/15/78	600,000	625,382
EQM Midstream Partners LP
4.750% due 01/15/31 ~	300,000	309,507
5.500% due 07/15/28	175,000	189,451
6.000% due 07/01/25 ~	75,000	81,737
6.500% due 07/01/27 ~	250,000	279,480
Genesis Energy LP
7.750% due 02/01/28	700,000	724,360
8.000% due 01/15/27	150,000	157,781
ITT Holdings LLC due 08/01/29 # ~	350,000	357,000
MPLX LP 6.875% due 02/15/23	650,000	665,340
New Fortress Energy Inc due 09/30/26 ~	350,000	358,068

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Occidental Petroleum Corp
2.900% due 08/15/24	$500,000	$511,875
5.500% due 12/01/25	75,000	83,111
5.875% due 09/01/25	475,000	529,043
6.125% due 01/01/31	75,000	88,333
6.625% due 09/01/30	300,000	360,375
8.000% due 07/15/25	100,000	119,878
8.500% due 07/15/27	150,000	189,398
8.875% due 07/15/30	800,000	1,070,956
Range Resources Corp
8.250% due 01/15/29 ~	350,000	395,068
9.250% due 02/01/26	500,000	552,125
SM Energy Co 6.500% due 07/15/28	700,000	720,125
Sunoco LP 4.500% due 05/15/29 ~	670,000	683,748
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	650,000	677,502
Targa Resources Partners LP
4.000% due 01/15/32 ~	75,000	77,250
4.875% due 02/01/31 ~	600,000	650,319
5.375% due 02/01/27	50,000	52,216
5.875% due 04/15/26	425,000	447,553
6.500% due 07/15/27	50,000	54,343
USA Compression Partners LP 6.875% due 09/01/27	775,000	829,467
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	575,000	605,906

		20,576,067

Financial - 4.2%

Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	76,031
4.875% due 09/15/29 ~	925,000	956,080
5.000% due 07/15/28 ~	75,000	78,086
5.250% due 03/15/28 ~	100,000	104,855
OneMain Finance Corp
4.000% due 09/15/30	150,000	148,875
5.375% due 11/15/29	225,000	245,192
6.875% due 03/15/25	25,000	28,246
7.125% due 03/15/26	1,950,000	2,273,622
Park Intermediate Holdings LLC 4.875% due 05/15/29 ~	700,000	724,990
The Howard Hughes Corp
4.375% due 02/01/31 ~	75,000	74,879
5.375% due 08/01/28 ~	1,125,000	1,196,584
VICI Properties LP REIT
3.750% due 02/15/27 ~	175,000	178,576
4.250% due 12/01/26 ~	200,000	208,294
4.625% due 12/01/29 ~	600,000	638,700

		6,933,010

Industrial - 12.6%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	700,000	736,456
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	662,792

	Principal Amount	Value
BWX Technologies Inc 4.125% due 04/15/29 ~	$850,000	$867,034
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	700,000	716,128
Gates Global LLC 6.250% due 01/15/26 ~	675,000	709,351
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	225,000	224,754
3.750% due 08/01/25 ~	225,000	231,469
4.000% due 08/01/28 ~	75,000	74,199
4.750% due 06/15/29 ~	75,000	77,966
5.125% due 12/15/26 ~	225,000	238,721
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	895,092
Hillenbrand Inc 3.750% due 03/01/31	650,000	647,754
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	175,000	190,536
Madison IAQ LLC
4.125% due 06/30/28 ~	75,000	75,844
5.875% due 06/30/29 ~	1,175,000	1,197,031
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	1,200,000	1,178,400
PowerTeam Services LLC 9.033% due 12/04/25 ~	675,000	743,344
Sensata Technologies BV
4.000% due 04/15/29 ~	150,000	152,450
5.625% due 11/01/24 ~	1,175,000	1,309,379
Sensata Technologies Inc
3.750% due 02/15/31 ~	75,000	74,256
4.375% due 02/15/30 ~	1,150,000	1,213,522
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	71,892
4.375% due 07/15/30 ~	175,000	180,986
4.750% due 01/15/28 ~	1,600,000	1,676,720
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,210,000	1,257,287
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	525,000	553,875
TransDigm Inc
4.875% due 05/01/29 ~	575,000	581,181
6.250% due 03/15/26 ~	700,000	739,375
8.000% due 12/15/25 ~	225,000	243,740
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,525,000	1,613,473
TriMas Corp 4.125% due 04/15/29 ~	675,000	685,044
Vertical Holdco GmbH (Germany) 7.625% due 07/15/28 ~	625,000	679,494
VM Consolidated Inc 5.500% due 04/15/29 ~	400,000	408,424

		20,907,969

Technology - 1.4%

Entegris Inc
3.625% due 05/01/29 ~	150,000	152,295
4.375% due 04/15/28 ~	525,000	549,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	$375,000	$363,338
Tempo Acquisition LLC
5.750% due 06/01/25 ~	125,000	131,961
6.750% due 06/01/25 ~	500,000	508,440
Twilio Inc
3.625% due 03/15/29	150,000	153,187
3.875% due 03/15/31	450,000	462,375

		2,320,615

Utilities - 2.2%

Calpine Corp 5.125% due 03/15/28 ~	700,000	713,240
NRG Energy Inc
3.625% due 02/15/31 ~	200,000	196,790
5.250% due 06/15/29 ~	300,000	319,533
7.250% due 05/15/26	390,000	405,296
Pike Corp 5.500% due 09/01/28 ~	625,000	651,784
Talen Energy Supply LLC
6.500% due 06/01/25	500,000	336,665
7.250% due 05/15/27 ~	100,000	93,438
7.625% due 06/01/28 ~	100,000	93,714
Vistra Operations Co LLC
4.375% due 05/01/29 ~	75,000	75,469
5.000% due 07/31/27 ~	375,000	385,455
5.500% due 09/01/26 ~	200,000	206,831
5.625% due 02/15/27 ~	100,000	103,875

		3,582,090

Total Corporate Bonds & Notes (Cost $135,554,217)		143,232,772

SENIOR LOAN NOTES - 3.2%

Consumer, Cyclical - 1.8%

18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 ± §	249,375	254,986
MIC Glen LLC (2nd Lien) due 06/23/29 ¥	250,000	252,578
SeaWorld Parks & Entertainment Inc Term B-5 3.750% (USD LIBOR + 3.000%) due 03/31/24 §	1,470,668	1,460,821
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	623,438	679,547
Tacala Investment Corp Term B (2nd Lien) 8.250% (USD LIBOR + 7.500%) due 02/05/28 ± §	250,000	251,875

		2,899,807

Energy - 0.3%

Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	470,116	473,054

	Principal Amount	Value
Industrial - 0.6%

Dynasty Acquisition Co Inc 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	$638,969	$622,861
Standard Aero Ltd 3.647% (USD LIBOR + 3.500%) due 04/08/26 §	343,531	334,872

		957,733

Technology - 0.5%

Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 § ¥	371,116	312,002
The Dun & Bradstreet Corp Term B 3.345% (USD LIBOR + 3.250%) due 02/08/26 §	592,523	590,208

		902,210

Total Senior Loan Notes (Cost $5,013,584)		5,232,804

ASSET-BACKED SECURITIES - 3.3%

Benefit Street Partners CLO Ltd (Cayman)
6.138% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	238,148
6.890% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	251,239
Dryden CLO Fund (Cayman) 7.384% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	225,905
Kayne CLO II Ltd (Cayman)
6.184% (USD LIBOR + 6.000%) due 10/15/31 ~ §	400,000	399,046
7.634% (USD LIBOR + 7.450%) due 10/15/31 ~ §	250,000	247,531
Magnetite XXII Ltd (Cayman) 6.499% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	503,714
Magnetite XXIX Ltd (Cayman) 5.854% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	1,044,523
Neuberger Berman CLO XXIII Ltd (Cayman) 5.940% (USD LIBOR + 5.750%) due 10/17/27 ~ §	300,000	295,712
Neuberger Berman Loan Advisers CLO Ltd (Cayman)
6.388% (USD LIBOR + 6.200%) due 01/20/31 ~ §	750,000	747,568
6.688% (USD LIBOR + 6.500%) due 04/20/31 ~ §	500,000	502,107
OCP CLO Ltd (Cayman) 5.140% (USD LIBOR + 4.950%) due 10/18/28 ~ §	500,000	496,718
OHA Credit Partners VII Ltd (Cayman) 6.405% (USD LIBOR + 6.250%) due 02/20/34 ~ §	250,000	248,826

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Voya CLO Ltd (Cayman) 7.664% (USD LIBOR + 7.480%) due 01/15/33 ~ §	$300,000	$ 302,590

Total Asset-Backed Securities (Cost $5,498,628)		5,503,627

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,919,347	1,919,347

Total Short-Term Investment (Cost $1,919,347)		1,919,347

TOTAL INVESTMENTS - 96.3% (Cost $151,131,321)		159,414,623

OTHER ASSETS & LIABILITIES, NET - 3.7%		6,179,651

NET ASSETS - 100.0%		$165,594,274

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$409,983	$409,983	$—	$—
	Consumer, Cyclical	395,441	395,441	—	—
	Consumer, Non-Cyclical	172,008	172,008	—	—
	Industrial	405,949	393,010	12,939	—
	Utilities	285,981	285,981	—	—

	Total Common Stocks	1,669,362	1,656,423	12,939	—

	Exchange-Traded Funds	1,856,711	1,856,711	—	—
	Corporate Bonds & Notes	143,232,772	—	143,232,772	—
	Senior Loan Notes	5,232,804	—	4,725,943	506,861
	Asset-Backed Securities	5,503,627	—	5,503,627	—
	Short-Term Investment	1,919,347	1,919,347	—	—

	Total	$159,414,623	$5,432,481	$153,475,281	$506,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 58.0%

Communications - 3.9%
Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$240,666
Omnicom Group Inc 2.600% due 08/01/31	150,000	152,607
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	281,250	302,485
The Walt Disney Co 2.750% due 09/01/49	100,000	98,933
Verizon Communications Inc 3.400% due 03/22/41	250,000	264,784

		1,059,475

Consumer, Cyclical - 4.2%

Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	200,000	211,734
Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	216,309
Las Vegas Sands Corp 2.900% due 06/25/25	100,000	104,245
Lowe’s Cos Inc 1.300% due 04/15/28	100,000	97,653
Marriott International Inc 3.500% due 10/15/32	100,000	106,361
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	207,250
Sands China Ltd (Macau) 4.600% due 08/08/23	200,000	213,063

		1,156,615

Consumer, Non-Cyclical - 7.6%

Amgen Inc 3.150% due 02/21/40	100,000	104,384
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	543,280
Cigna Corp 2.375% due 03/15/31	200,000	202,993
CVS Health Corp 1.750% due 08/21/30	300,000	289,579
HCA Inc 5.250% due 04/15/25	125,000	143,124
Humana Inc 3.125% due 08/15/29	250,000	269,454
IHS Markit Ltd 3.625% due 05/01/24	100,000	107,528
Sysco Corp 2.400% due 02/15/30	100,000	101,796
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	198,575
Zoetis Inc 2.000% due 05/15/30	100,000	99,697

		2,060,410

Energy - 1.7%

Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	240,377

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	$200,000	$228,752

		469,129

Financial - 23.5%

Air Lease Corp 1.875% due 08/15/26	450,000	450,699
American Tower Corp REIT 2.750% due 01/15/27	100,000	105,921
Banco Santander SA (Spain) 2.749% due 12/03/30	200,000	198,302
Bank of America Corp 4.183% due 11/25/27	375,000	420,362
Citigroup Inc
2.572% due 06/03/31	250,000	257,258
4.125% due 07/25/28	250,000	281,868
Duke Realty LP REIT 3.250% due 06/30/26	250,000	271,314
Healthpeak Properties Inc REIT due 02/01/27 #	150,000	149,816
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	257,099
ING Groep NV (Netherlands) 1.726% due 04/01/27	200,000	201,826
JPMorgan Chase & Co 2.956% due 05/13/31	250,000	262,898
Morgan Stanley 3.772% due 01/24/29	500,000	561,543
PNC Bank NA 2.700% due 10/22/29	250,000	265,022
Rayonier LP REIT 2.750% due 05/17/31	550,000	555,806
Reliance Standard Life Global Funding II 2.750% due 01/21/27 ~	200,000	211,055
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	150,313
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	559,795
Truist Bank 2.636% due 09/17/29	250,000	262,085
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	200,000	204,840
UDR Inc REIT 3.500% due 01/15/28	250,000	273,472
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	263,291
Weyerhaeuser Co REIT 4.000% due 11/15/29	200,000	228,431

		6,393,016

Industrial - 8.1%

Allegion US Holding Co Inc 3.550% due 10/01/27	300,000	326,710
Flowserve Corp 3.500% due 10/01/30	250,000	264,001
Keysight Technologies Inc 3.000% due 10/30/29	250,000	264,561
Masco Corp 3.500% due 11/15/27	200,000	219,806

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Ryder System Inc 2.500% due 09/01/24	$200,000	$209,415
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	900,000	904,490

		2,188,983

Technology - 7.3%

Broadcom Inc 4.150% due 11/15/30	250,000	280,630
Citrix Systems Inc 3.300% due 03/01/30	325,000	342,309
Dell International LLC 4.900% due 10/01/26	300,000	346,560
Fiserv Inc 3.500% due 07/01/29	250,000	275,333
Hewlett Packard Enterprise Co 1.750% due 04/01/26	250,000	252,921
International Business Machines Corp 3.500% due 05/15/29	150,000	168,004
Oracle Corp 2.300% due 03/25/28	300,000	307,979

		1,973,736

Utilities - 1.7%

Duquesne Light Holdings Inc 2.532% due 10/01/30 ~	100,000	98,445
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	200,000	210,368
NextEra Energy Capital Holdings Inc 1.900% due 06/15/28	150,000	151,852

		460,665

Total Corporate Bonds & Notes (Cost $15,843,726)		15,762,029

MORTGAGE-BACKED SECURITIES - 4.2%

Fannie Mae - 2.5%

2.000% due 09/01/35	199,626	206,130
2.000% due 12/01/35	458,210	473,140

		679,270

Freddie Mac - 1.7%

2.000% due 12/01/35	460,999	476,020

Total Mortgage-Backed Securities (Cost $1,167,731)		1,155,290

ASSET-BACKED SECURITIES - 17.3%

Ally Auto Receivables Trust 2.530% due 02/15/23	294,480	295,319
Ford Credit Auto Owner Trust 0.700% due 10/15/26	450,000	447,819
GM Financial Consumer Automobile Receivables Trust 0.230% due 11/16/23	221,564	221,667

	Principal Amount	Value
Magnetite Ltd (Cayman)
1.164% (USD LIBOR + 0.980%) due 04/15/31 ~ §	$250,000	$250,412
1.446% (USD LIBOR + 1.270%) due 10/25/31 ~ §	250,000	250,322
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	253,881	253,641
Navient Student Loan Trust
0.692% (USD LIBOR + 0.600%) due 12/26/69 ~ §	145,276	146,383
1.310% due 12/26/69 ~	242,126	238,951
1.320% due 08/26/69 ~	211,551	210,112
Palmer Square CLO Ltd (Cayman) 1.284% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	249,991
Palmer Square Loan Funding Ltd (Cayman)
due 07/20/29 ~ #	250,000	250,000
1.055% (USD LIBOR + 0.900%) due 04/20/29 ~ §	500,000	500,597
Santander Drive Auto Receivables Trust
0.590% due 09/15/25	200,000	200,422
0.750% due 02/17/26	750,000	750,138
2.790% due 01/16/24	59,614	59,758
SMB Private Education Loan Trust
0.601% (USD LIBOR + 0.500%) due 01/15/53 ~ §	76,871	77,009
1.070% due 01/15/53 ~	232,589	229,437
3.050% due 05/15/26 ~	73,103	73,237

Total Asset-Backed Securities (Cost $4,715,080)		4,705,215

U.S. TREASURY OBLIGATIONS - 16.1%

U.S. Treasury Bonds - 1.7%

1.625% due 11/15/50	500,000	449,219

		449,219

U.S. Treasury Notes - 14.4%

0.125% due 11/30/22	1,300,000	1,299,391
0.375% due 11/30/25	1,500,000	1,473,223
0.875% due 11/15/30	1,200,000	1,141,312

		3,913,926

Total U.S. Treasury Obligations (Cost $4,497,790)		4,363,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,428,329	$1,428,329

Total Short-Term Investment (Cost $1,428,329)		1,428,329

TOTAL INVESTMENTS - 100.9% (Cost $27,652,656)		27,414,008

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(249,649)

NET ASSETS - 100.0%		$27,164,359

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$15,762,029	$—	$15,762,029	$—
	Mortgage-Backed Securities	1,155,290	—	1,155,290	—
	Asset-Backed Securities	4,705,215	—	4,705,215	—
	U.S. Treasury Obligations	4,363,145	—	4,363,145	—
	Short-Term Investment	1,428,329	1,428,329	—	—

	Total	$27,414,008	$1,428,329	$25,985,679	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 4.3%

Arconic Corp *	128,185	$4,565,950
Axalta Coating Systems Ltd *	125,890	3,838,386
Celanese Corp	21,723	3,293,207
Kaiser Aluminum Corp	32,208	3,977,366

		15,674,909

Communications - 4.0%

Calix Inc *	78,587	3,732,883
Revolve Group Inc *	63,018	4,341,940
Viavi Solutions Inc *	188,304	3,325,449
Vonage Holdings Corp *	231,796	3,340,180

		14,740,452

Consumer, Cyclical - 20.5%

American Eagle Outfitters Inc	161,624	6,065,749
Avient Corp	65,304	3,210,345
Big Lots Inc	47,720	3,149,997
BJ’s Restaurants Inc *	65,892	3,237,933
BJ’s Wholesale Club Holdings Inc *	85,065	4,047,393
Bloomin’ Brands Inc *	120,707	3,275,988
Dana Inc	125,204	2,974,847
Darden Restaurants Inc	19,365	2,827,096
Dave & Buster’s Entertainment Inc *	88,224	3,581,894
Deckers Outdoor Corp *	12,070	4,635,725
Guess? Inc	106,385	2,808,564
Hilton Grand Vacations Inc *	65,826	2,724,538
KB Home	70,116	2,855,123
Kohl’s Corp	86,367	4,759,685
Lithia Motors Inc	13,827	4,751,510
Penn National Gaming Inc *	38,506	2,945,324
RH *	7,298	4,955,342
SeaWorld Entertainment Inc *	52,907	2,642,176
SkyWest Inc *	80,208	3,454,559
Steven Madden Ltd	67,115	2,936,952
UniFirst Corp	14,992	3,517,723

		75,358,463

Consumer, Non-Cyclical - 20.3%

AdaptHealth Corp *	104,868	2,874,432
Amedisys Inc *	11,202	2,743,706
Amicus Therapeutics Inc *	204,188	1,968,372
Arena Pharmaceuticals Inc *	28,210	1,923,922
Charles River Laboratories International Inc *	13,076	4,837,074
Chegg Inc *	28,178	2,341,874
Deluxe Corp	106,062	5,066,582
Exact Sciences Corp *	29,754	3,698,720
Heron Therapeutics Inc *	177,848	2,760,201
Horizon Therapeutics PLC *	76,788	7,190,428
Iovance Biotherapeutics Inc *	99,327	2,584,489
Jazz Pharmaceuticals PLC *	30,129	5,352,116
Merit Medical Systems Inc *	50,568	3,269,727
Neurocrine Biosciences Inc *	28,775	2,800,383
Novavax Inc *	9,921	2,106,327
NuVasive Inc *	41,763	2,830,696
Performance Food Group Co *	82,433	3,997,176
Progyny Inc *	49,432	2,916,488
Quanta Services Inc	60,629	5,491,168

	Shares	Value
Syneos Health Inc *	43,216	$3,867,400
TCR2 Therapeutics Inc *	105,006	1,723,148
Teleflex Inc	5,446	2,188,148

		74,532,577

Energy - 4.0%

Bonanza Creek Energy Inc	70,237	3,306,056
Diamondback Energy Inc	53,609	5,033,349
HollyFrontier Corp	50,459	1,660,101
Pioneer Natural Resources Co	17,111	2,780,880
Sunnova Energy International Inc *	54,617	2,056,876

		14,837,262

Financial - 17.6%

DiamondRock Hospitality Co REIT *	375,876	3,645,997
Everest Re Group Ltd	12,740	3,210,607
First Horizon Corp	295,385	5,104,253
First Industrial Realty Trust Inc REIT	70,315	3,672,552
Hancock Whitney Corp	121,284	5,389,861
Host Hotels & Resorts Inc REIT *	213,397	3,646,955
Lamar Advertising Co ‘A’ REIT	37,911	3,958,667
Mid-America Apartment Communities Inc REIT	25,252	4,252,942
Pinnacle Financial Partners Inc	79,144	6,987,624
Radian Group Inc	179,901	4,002,797
Stifel Financial Corp	54,071	3,507,045
The Hanover Insurance Group Inc	22,447	3,044,711
United Community Banks Inc	138,921	4,446,861
Western Alliance Bancorp	64,899	6,025,872
Wintrust Financial Corp	53,295	4,030,701

		64,927,445

Industrial - 11.5%

Atkore Inc *	54,560	3,873,760
EnPro Industries Inc	30,963	3,008,055
frontdoor Inc *	51,426	2,562,043
Generac Holdings Inc *	16,960	7,040,944
GrafTech International Ltd	375,128	4,358,987
Harsco Corp *	109,045	2,226,699
Hillenbrand Inc	74,061	3,264,609
II-VI Inc *	38,702	2,809,378
Jacobs Engineering Group Inc	28,690	3,827,820
Rexnord Corp	60,263	3,015,561
SPX Corp *	49,364	3,015,153
The Timken Co	40,254	3,244,070

		42,247,079

Technology - 15.0%

Avaya Holdings Corp *	176,598	4,750,486
Box Inc ‘A’ *	151,061	3,859,609
Cirrus Logic Inc *	45,522	3,874,833
Cloudflare Inc ‘A’ *	24,745	2,619,011
Cohu Inc *	101,912	3,749,342
CommVault Systems Inc *	51,163	3,999,412
Elastic NV *	34,500	5,028,720
Everbridge Inc *	17,203	2,340,984
J2 Global Inc *	35,074	4,824,429
Marvell Technology Inc	58,390	3,405,889
MKS Instruments Inc	17,417	3,099,355
Sailpoint Technologies Holdings Inc *	51,021	2,605,642
Silicon Laboratories Inc *	25,856	3,962,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Sprout Social Inc ‘A’ *	46,412	$4,150,161
ZoomInfo Technologies Inc ‘A’ *	54,982	2,868,411

		55,138,716

Utilities - 2.3%

Evoqua Water Technologies Corp *	139,926	4,726,700
Portland General Electric Co	78,753	3,628,938

		8,355,638

Total Common Stocks (Cost $247,955,545)		365,812,541

	Shares	Value
SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	2,000,575	$2,000,575

Total Short-Term Investment (Cost $2,000,575)		2,000,575

TOTAL INVESTMENTS - 100.0% (Cost $249,956,120)		367,813,116

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(25,484)

NET ASSETS - 100.0%		$367,787,632

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$365,812,541	$365,812,541	$—	$—
	Short-Term Investment	2,000,575	2,000,575	—	—

	Total	$367,813,116	$367,813,116	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 3.1%

AdvanSix Inc *	5,439	$162,409
Arconic Corp *	6,359	226,508
Kaiser Aluminum Corp	1,807	223,146

		612,063

Communications - 4.5%

Calix Inc *	4,652	220,970
Revolve Group Inc *	3,931	270,846
Viavi Solutions Inc *	10,744	189,739
Vonage Holdings Corp *	14,501	208,959

		890,514

Consumer, Cyclical - 18.0%

American Eagle Outfitters Inc	8,942	335,593
Avient Corp	4,590	225,644
Bally’s Corp *	3,296	178,346
Big Lots Inc	3,195	210,902
BJ’s Restaurants Inc *	3,986	195,872
BJ’s Wholesale Club Holdings Inc *	4,448	211,636
Bloomin’ Brands Inc *	7,637	207,268
Dana Inc	6,517	154,844
Dave & Buster’s Entertainment Inc *	4,675	189,805
Deckers Outdoor Corp *	639	245,421
Guess? Inc	6,884	181,738
Hilton Grand Vacations Inc *	4,312	178,474
KB Home	4,672	190,244
Kohl’s Corp	3,466	191,011
Lithia Motors Inc	608	208,933
SeaWorld Entertainment Inc *	3,543	176,937
SkyWest Inc *	3,094	133,259
Steven Madden Ltd	3,634	159,024

		3,574,951

Consumer, Non-Cyclical - 23.4%

Acadia Healthcare Co Inc *	2,575	161,581
AdaptHealth Corp *	6,773	185,648
Addus HomeCare Corp *	1,488	129,813
Alphatec Holdings Inc *	10,735	164,460
Amicus Therapeutics Inc *	15,605	150,432
Arena Pharmaceuticals Inc *	2,274	155,087
AtriCure Inc *	3,108	246,558
Deluxe Corp	4,825	230,490
FibroGen Inc *	3,606	96,028
Herc Holdings Inc *	2,006	224,812
Heron Therapeutics Inc *	11,415	177,161
Iovance Biotherapeutics Inc *	5,632	146,545
LivaNova PLC *	2,043	171,837
Medpace Holdings Inc *	1,161	205,067
Novavax Inc *	823	174,731
NuVasive Inc *	2,860	193,851
Performance Food Group Co *	3,488	169,133
PetIQ Inc *	4,730	182,578
Phathom Pharmaceuticals Inc *	3,706	125,448
Progyny Inc *	3,564	210,276
Protagonist Therapeutics Inc *	7,386	331,484
Revance Therapeutics Inc *	6,621	196,247
SmileDirectClub Inc *	13,794	119,732

	Shares	Value
Syneos Health Inc *	1,768	$158,218
TCR2 Therapeutics Inc *	7,251	118,989
WW International Inc *	6,142	221,972

		4,648,178

Energy - 4.3%

Bonanza Creek Energy Inc	4,096	192,799
Brigham Minerals Inc ‘A’	11,874	252,798
Magnolia Oil & Gas Corp ‘A’ *	17,202	268,867
Sunnova Energy International Inc *	3,555	133,881

		848,345

Financial - 17.5%

Argo Group International Holdings Ltd	3,377	175,030
Brightsphere Investment Group Inc	4,858	113,823
Brixmor Property Group Inc REIT	8,757	200,448
ConnectOne Bancorp Inc	8,547	223,675
DiamondRock Hospitality Co REIT *	19,381	187,996
Enterprise Financial Services Corp	3,900	180,921
First Industrial Realty Trust Inc REIT	2,931	153,086
Hancock Whitney Corp	5,256	233,577
Home BancShares Inc	8,305	204,967
NexPoint Residential Trust Inc REIT	2,991	164,445
Origin Bancorp Inc	2,607	110,693
Pinnacle Financial Partners Inc	2,695	237,941
Radian Group Inc	9,659	214,913
Sandy Spring Bancorp Inc	4,998	220,562
Seacoast Banking Corp of Florida	5,964	203,670
Stifel Financial Corp	2,895	187,770
United Community Banks Inc	6,744	215,875
Veritex Holdings Inc	6,704	237,389

		3,466,781

Industrial - 13.5%

Altra Industrial Motion Corp	3,142	204,293
Atkore Inc *	2,775	197,025
EnerSys	1,592	155,586
EnPro Industries Inc	1,838	178,562
frontdoor Inc *	2,673	133,169
GrafTech International Ltd	14,222	165,260
Harsco Corp *	8,258	168,628
Hillenbrand Inc	3,957	174,424
II-VI Inc *	2,832	205,575
Infrastructure and Energy Alternatives Inc *	8,908	114,557
Masonite International Corp *	1,348	150,693
MYR Group Inc *	1,941	176,476
Rexnord Corp	5,134	256,905
Saia Inc *	1,057	221,431
The Timken Co	2,232	179,877

		2,682,461

Technology - 12.4%

Avaya Holdings Corp *	8,884	238,980
Box Inc ‘A’ *	9,724	248,448
Cirrus Logic Inc *	2,624	223,355
Cohu Inc *	5,383	198,040
CommVault Systems Inc *	2,711	211,919
Everbridge Inc *	1,414	192,417
J2 Global Inc *	1,925	264,784
Sailpoint Technologies Holdings Inc *	4,144	211,634
Silicon Laboratories Inc *	1,272	194,934

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Sprout Social Inc ‘A’ *	2,450	$219,079
Ultra Clean Holdings Inc *	4,571	245,554

		2,449,144

Utilities - 2.2%

Evoqua Water Technologies Corp *	7,926	267,740
Portland General Electric Co	3,671	169,160

		436,900

Total Common Stocks (Cost $14,635,533)		19,609,337

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	237,841	237,841

Total Short-Term Investment (Cost $237,841)		237,841

TOTAL INVESTMENTS - 100.1% (Cost $14,873,374)		19,847,178

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(21,335)

NET ASSETS - 100.0%		$19,825,843

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$19,609,337	$19,609,337	$—	$—
	Short-Term Investment	237,841	237,841	—	—

	Total	$19,847,178	$19,847,178	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 4.1%

AdvanSix Inc *	7,539	$225,115
Alcoa Corp *	4,974	183,242
Arconic Corp *	8,058	287,026
Kaiser Aluminum Corp	701	86,566

		781,949

Communications - 1.7%

Viavi Solutions Inc *	8,805	155,497
Vonage Holdings Corp *	11,076	159,605

		315,102

Consumer, Cyclical - 14.9%

American Eagle Outfitters Inc	8,047	302,004
Avient Corp	4,843	238,082
Big Lots Inc	3,545	234,005
BJ’s Restaurants Inc *	3,836	188,501
Bloomin’ Brands Inc *	6,953	188,704
Dana Inc	9,047	214,957
Dave & Buster’s Entertainment Inc *	4,438	180,183
Guess? Inc	10,503	277,279
Hilton Grand Vacations Inc *	3,196	132,282
KB Home	4,465	181,815
SeaWorld Entertainment Inc *	3,238	161,706
SkyWest Inc *	4,288	184,684
Steven Madden Ltd	3,972	173,815
UniFirst Corp	657	154,159

		2,812,176

Consumer, Non-Cyclical - 14.9%

Acadia Healthcare Co Inc *	2,655	166,601
AdaptHealth Corp *	7,577	207,686
Arena Pharmaceuticals Inc *	1,820	124,124
Deluxe Corp	6,219	297,082
FibroGen Inc *	2,279	60,690
Herc Holdings Inc *	2,878	322,537
Hostess Brands Inc *	15,729	254,652
LivaNova PLC *	1,727	145,258
Performance Food Group Co *	4,081	197,888
PetIQ Inc *	3,578	138,111
PROG Holdings Inc	3,390	163,161
Protagonist Therapeutics Inc *	5,341	239,704
Revance Therapeutics Inc *	4,537	134,477
SeaSpine Holdings Corp *	7,495	153,722
Textainer Group Holdings Ltd (China) *	6,429	217,107

		2,822,800

Energy - 6.7%

Bonanza Creek Energy Inc	6,168	290,328
Brigham Minerals Inc ‘A’	20,344	433,124
Magnolia Oil & Gas Corp ‘A’ *	27,981	437,343
Sunnova Energy International Inc *	2,923	110,080

		1,270,875

Financial - 30.7%

Argo Group International Holdings Ltd	4,408	228,467
Blucora Inc *	10,309	178,449
Brightsphere Investment Group Inc	5,596	131,114

	Shares	Value
Brixmor Property Group Inc REIT	11,719	$268,248
ConnectOne Bancorp Inc	11,294	295,564
DiamondRock Hospitality Co REIT *	25,056	243,043
Enterprise Financial Services Corp	4,511	209,265
First Bancorp	4,045	165,481
First Industrial Realty Trust Inc REIT	3,841	200,615
First Interstate BancSystem Inc ‘A’	1,212	50,698
Hancock Whitney Corp	6,882	305,836
Home BancShares Inc	5,922	146,155
Horizon Bancorp Inc	11,597	202,136
National Storage Affiliates Trust REIT	3,729	188,538
NexPoint Residential Trust Inc REIT	3,318	182,424
Old Second Bancorp Inc	11,752	145,725
Origin Bancorp Inc	3,903	165,721
Piedmont Office Realty Trust Inc ‘A’ REIT	10,466	193,307
Pinnacle Financial Partners Inc	3,703	326,938
QCR Holdings Inc	4,975	239,248
QTS Realty Trust Inc ‘A’ REIT	483	37,336
Radian Group Inc	10,858	241,591
Sandy Spring Bancorp Inc	6,114	269,811
Seacoast Banking Corp of Florida	6,083	207,734
Selective Insurance Group Inc	1,898	154,023
Stifel Financial Corp	2,913	188,937
United Community Banks Inc	9,148	292,827
Veritex Holdings Inc	7,105	251,588
WSFS Financial Corp	2,369	110,372

		5,821,191

Industrial - 16.2%

Altra Industrial Motion Corp	3,806	247,466
Atkore Inc *	4,340	308,140
Crane Co	2,032	187,696
EnPro Industries Inc	2,977	289,216
GrafTech International Ltd	22,315	259,300
Harsco Corp *	10,812	220,781
Hillenbrand Inc	5,529	243,718
II-VI Inc *	2,602	188,879
Infrastructure and Energy Alternatives Inc *	15,783	202,969
Masonite International Corp *	1,477	165,114
MYR Group Inc *	2,758	250,757
The Timken Co	2,322	187,130
UFP Industries Inc	2,043	151,877
UFP Technologies Inc *	2,914	167,322

		3,070,365

Technology - 4.1%

Avaya Holdings Corp *	5,748	154,621
Cirrus Logic Inc *	1,977	168,282
Cohu Inc *	4,698	172,839
Synaptics Inc *	836	130,065
Ultra Clean Holdings Inc *	2,798	150,309

		776,116

Utilities - 2.9%

Evoqua Water Technologies Corp *	5,016	169,440
Portland General Electric Co	8,161	376,059

		545,499

Total Common Stocks (Cost $13,250,070)		18,216,073

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.1%

iShares Russell 2000 Value	1,306	$216,495

Total Exchange-Traded Fund (Cost $193,371)		216,495

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	511,292	511,292

Total Short-Term Investment (Cost $511,292)		511,292

TOTAL INVESTMENTS - 100.0% (Cost $13,954,733)		18,943,860

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(4,944)

NET ASSETS - 100.0%		$18,938,916

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,216,073	$18,216,073	$—	$—
	Exchange-Traded Fund	216,495	216,495	—	—
	Short-Term Investment	511,292	511,292	—	—

	Total	$18,943,860	$18,943,860	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 2.5%

Consumer, Cyclical - 0.3%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~	$100,000	$100,366

Financial - 1.6%

Aviation Capital Group LLC 2.875% due 01/20/22 ~	200,000	202,058
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	100,000	106,705
Bank of America Corp 5.875% due 03/15/28	10,000	11,458
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~	200,000	200,309

		520,530

Industrial - 0.6%

Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	204,420

Total Corporate Bonds & Notes (Cost $814,209)		825,316

MORTGAGE-BACKED SECURITIES - 4.0%

Collateralized Mortgage Obligations - Residential - 2.8%

Chevy Chase Funding LLC Mortgage-Backed Certificates 0.452% (USD LIBOR + 0.360%) due 03/25/35 ~ §	71,178	73,520
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,565	8,972
Credit Suisse Mortgage Trust 0.242% (USD LIBOR + 0.150%) due 09/29/36 ~ §	180,142	176,395
Fannie Mae REMICS
0.442% (USD LIBOR + 0.350%) due 07/25/37 §	13,848	13,942
0.472% (USD LIBOR + 0.380%) due 07/25/37 §	21,926	22,152
0.532% (USD LIBOR + 0.440%) due 05/25/36 §	9,803	9,904
0.537% (USD LIBOR + 0.445%) due 02/25/37 §	3,477	3,514
Government National Mortgage Association 0.599% (USD LIBOR + 0.150%) due 08/20/68 §	68,101	67,581
GSR Mortgage Loan Trust 2.924% due 09/25/35 §	6,074	6,203
Hawksmoor Mortgages (United Kingdom) 1.099% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 196,518	273,238
JP Morgan Mortgage Trust 2.568% due 06/25/35 §	$16,538	17,302
Merrill Lynch Mortgage Investors Trust 2.116% due 12/25/34 §	24,656	25,225

	Principal Amount	Value
Towd Point Mortgage Funding PLC (United Kingdom) 1.107% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	GBP 161,567	$225,269
WaMu Mortgage Pass-Through Certificates Trust 0.832% (USD LIBOR + 0.740%) due 01/25/45 §	$27,443	27,424

		950,641

Fannie Mae - 1.2%
due 08/01/51 #	370,000	389,721

Total Mortgage-Backed Securities (Cost $1,285,071)		1,340,362

ASSET-BACKED SECURITIES - 1.4%

Asset Backed Funding Corp Trust 0.692% (USD LIBOR + 0.600%) due 10/25/34 §	21,723	21,607
Freddie Mac Structured Pass-Through Certificates 0.372% (USD LIBOR + 0.280%) due 09/25/31 §	613	609
Home Equity Asset Trust 0.947% (USD LIBOR + 0.855%) due 08/25/34 §	15,457	15,414
LoanCore Issuer Ltd 1.203% (USD LIBOR + 1.130%) due 05/15/36 ~ §	100,000	100,031
MidOcean Credit CLO IV (Cayman) 0.984% (USD LIBOR + 0.800%) due 04/15/27 ~ §	9,524	9,535
Saxon Asset Securities Trust 0.402% (USD LIBOR + 0.310%) due 09/25/37 §	17,917	17,647
TICP CLO II-2 Ltd (Cayman) 1.028% (USD LIBOR + 0.840%) due 04/20/28 ~ §	319,086	319,068

Total Asset-Backed Securities (Cost $483,346)		483,911

U.S. TREASURY OBLIGATIONS - 104.9%

U.S. Treasury Inflation Protected Securities - 104.9%

0.125% due 04/15/22 ^	944,366	968,766
0.125% due 07/15/22 ^	255,484	264,798
0.125% due 01/15/23 ^	706,909	738,683
0.125% due 07/15/26 ^	222,822	244,082
0.125% due 01/15/30 ^	2,501,508	2,748,110
0.375% due 07/15/25 ^	230,857	253,567
0.375% due 07/15/27 ^	1,812,255	2,022,166
0.500% due 04/15/24 ^	3,388,352	3,653,121
0.500% due 01/15/28 ^	1,873,002	2,101,101
0.625% due 07/15/21 ^	1,135,125	1,139,652
0.625% due 04/15/23 ^	1,118,135	1,182,969
0.625% due 01/15/24 ^	1,391,748	1,499,231
0.625% due 01/15/26 ^	618,151	686,731
0.625% due 02/15/43 ^	371,696	444,650
0.750% due 07/15/28 ^	1,127,723	1,294,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value
0.750% due 02/15/42 ^		$118,186	$144,164
0.750% due 02/15/45 ^		646,426	798,574
0.875% due 01/15/29 ^		1,639,327	1,898,109
0.875% due 02/15/47 ^		470,182	605,995
1.000% due 02/15/46 ^		581,568	761,366
1.000% due 02/15/49 ^		42,451	57,266
1.375% due 02/15/44 ^		1,959,421	2,707,941
2.000% due 01/15/26 ^		285,248	335,727
2.125% due 02/15/41 ^		365,841	552,002
3.375% due 04/15/32 ^		88,767	131,023
3.875% due 04/15/29 ^		56,857	80,003
0.125% due 07/15/24 ^		1,349,628	1,451,682
0.125% due 10/15/24 ^		1,873,584	2,019,726
0.125% due 04/15/25 ^		1,654,224	1,786,016
0.125% due 01/15/31 ^		2,123,572	2,339,015
0.125% due 02/15/51 ^		102,574	112,600

Total U.S. Treasury Obligations (Cost $33,893,987)			35,023,619

FOREIGN GOVERNMENT BONDS & NOTES - 6.9%

Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD	692,156	624,623
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR	101,484	130,929
0.250% due 07/25/24 ^ ~		108,171	137,082
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~		412,228	528,187
1.400% due 05/26/25 ^ ~		602,664	772,202
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD	110,000	95,781

Total Foreign Government Bonds & Notes (Cost $2,098,367)			2,288,804

	Shares
SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%		265,868	265,868

Total Short-Term Investment (Cost $265,868)			265,868

TOTAL INVESTMENTS - 120.5% (Cost $38,840,848)			40,227,880

DERIVATIVES - (0.0%)			(11,914)

OTHER ASSETS & LIABILITIES, NET - (20.5%)			(6,820,752)

NET ASSETS - 100.0%			$33,395,214

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2021 was $6,631,057 at a weighted average interest rate of 0.025%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	09/21	6	$953,919	$954,410	$491
Euro-Bund	09/21	8	1,627,166	1,637,379	10,213
U.S. Treasury 5-Year Notes	09/21	53	6,565,368	6,541,774	(23,594)
U.S. Treasury Long Bonds	09/21	5	778,365	803,750	25,385

					12,495

Short Futures Outstanding
Australia 3-Year Bonds	09/21	2	175,333	174,719	614
Euro-BTP	09/21	3	534,853	538,603	(3,750)
Euro-Buxl	09/21	3	710,285	722,976	(12,691)
Euro-Schatz	09/21	39	5,185,790	5,185,830	(40)
U.S. Treasury 2-Year Notes	09/21	14	3,089,388	3,084,484	4,904
U.S. Treasury 10-Year Notes	09/21	5	657,767	662,500	(4,733)
U.S. Treasury Ultra 10-Year Notes	09/21	9	1,306,554	1,324,828	(18,274)
U.S. Ultra Long Bonds	09/21	7	1,283,069	1,348,813	(65,744)

					(99,714)

Total Futures Contracts					($87,219)

(c)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	532,509	USD	403,936	07/21	UBS	$—	($4,577)
GBP	27,000	USD	37,509	07/21	UBS	—	(160)
USD	612,961	AUD	790,771	07/21	UBS	19,917	—
USD	403,989	AUD	532,509	08/21	UBS	4,566	—
USD	1,629,506	EUR	1,332,000	07/21	SCB	50,022	—
USD	1,580,655	EUR	1,332,000	08/21	SCB	130	—
USD	549,940	GBP	389,000	07/21	GSC	11,833	—
USD	5,586	GBP	4,000	07/21	SCB	53	—
USD	505,653	GBP	366,000	08/21	SCB	—	(685)
USD	107,420	NZD	148,000	07/21	JPM	3,968	—

Total Forward Foreign Currency Contracts						$90,489	($5,422)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Cost	Value
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.700%	08/24/21	MSC	$1,000,000	$3,600	$509

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 60,000	4,375	9,040
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	200,000	14,957	29,843

							19,332	38,883

Total Interest Rate Swaptions							$22,932	$39,392

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-Schatz (08/21)	EUR 114.30	08/27/21	EUX	39	EUR 4,457,700	$255	$231

Total Purchased Options						$23,187	$39,623

(e)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Value
Put - iTraxx Main 35 5Y	0.700%	07/21/21	BRC	EUR 200,000	$222	($17)
Put - CDX IG 36 5Y	0.900%	07/21/21	GSC	$100,000	129	(5)
Put - iTraxx Main 35 5Y	0.700%	08/18/21	BRC	EUR 100,000	147	(27)
Put - iTraxx Main 35 5Y	0.750%	08/18/21	BRC	200,000	233	(46)
Put - iTraxx Main 35 5Y	0.800%	09/15/21	DUB	300,000	392	(117)
Put - CDX IG 36 5Y	0.900%	09/15/21	DUB	$100,000	107	(26)

					$1,230	($238)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counterparty	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,822	($19)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	—

						$15,212	($19)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counterparty	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.550%		08/24/21	MSC	$2,000,000	$3,150	($205)
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 1,600,000	2,489	(750)

								5,639	(955)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%		09/29/21	DUB	$300,000	2,093	(182)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%		09/29/21	MSC	400,000	2,791	(243)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	EUR 200,000	4,851	(9,150)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	600,000	14,726	(27,566)

								24,461	(37,141)

Total Interest Rate Swaptions								$30,100	($38,096)

Total Written Options								$46,542	($38,353)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(f)	Swap agreements outstanding as of June 30, 2021 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.690%	U.S. CPI Urban Consumers	Z / Z	LCH	08/07/21	$200,000	($7,886)	($10)	($7,876)
1.825%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	200,000	(7,559)	—	(7,559)
1.840%	U.S. CPI Urban Consumers	Z / Z	LCH	08/14/21	100,000	(3,764)	(5)	(3,759)
1.863%	U.S. CPI Urban Consumers	Z / Z	LCH	08/26/21	200,000	(7,350)	(20)	(7,330)
2.180%	U.S. CPI Urban Consumers	Z / Z	LCH	01/19/22	200,000	(5,230)	(2)	(5,228)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	01/21/22	200,000	(5,189)	—	(5,189)
2.170%	U.S. CPI Urban Consumers	Z / Z	LCH	02/01/22	100,000	(2,620)	—	(2,620)
2.155%	U.S. CPI Urban Consumers	Z / Z	LCH	02/04/22	200,000	(5,242)	—	(5,242)
2.200%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/22	100,000	(2,529)	—	(2,529)
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(1,156)	—	(1,156)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	11,344	—	11,344
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	400,000	2,304	11,260	(8,956)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(2,258)	338	(2,596)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(319)	—	(319)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(2,754)	(288)	(2,466)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	2,095	—	2,095
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	(3,778)	—	(3,778)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(5,292)	—	(5,292)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(32,660)	(708)	(31,952)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	8,296	2,555	5,741
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	(7,709)	2,476	(10,185)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(6,918)	(1,361)	(5,557)
3.566%	GBP Retail Price	Z / Z	LCH	03/15/36	GBP 190,000	(4,266)	(907)	(3,359)
3.580%	GBP Retail Price	Z / Z	LCH	03/15/36	40,000	(730)	(413)	(317)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	EUR 20,000	(2,645)	—	(2,645)

						($93,815)	$12,915	($106,730)

Interest Rate Swaps - Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/22	EUR 200,000	$6,198	$—	$6,198
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	1,786	—	1,786
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	570	—	570
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	1,216	—	1,216
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	1,333	—	1,333
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(478)	(53)	(425)
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	5,502	—	5,502
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	2,151	—	2,151
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	(69)	—	(69)
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	185	—	185
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	500,000	38,396	—	38,396
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	34,838	—	34,838
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(8,219)	290	(8,509)
3.470%	GBP Retail Price	Z / Z	LCH	01/15/31	GBP 120,000	6,535	—	6,535
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	6,085	94	5,991

						$96,029	$331	$95,698

Total Interest Rate Swaps						$2,214	$13,246	($11,032)

Total Swap Agreements						$2,214	$13,246	($11,032)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$825,316	$—	$825,316	$—
	Mortgage-Backed Securities	1,340,362	—	1,340,362	—
	Asset-Backed Securities	483,911	—	483,911	—
	U.S. Treasury Obligations	35,023,619	—	35,023,619	—
	Foreign Government Bonds & Notes	2,288,804	—	2,288,804	—
	Short-Term Investment	265,868	265,868	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	90,489	—	90,489	—
	Interest Rate Contracts
	Futures	41,607	41,607	—	—
	Purchased Options	39,623	—	39,623	—
	Swaps	123,881	—	123,881	—

	Total Interest Rate Contracts	205,111	41,607	163,504	—

	Total Assets - Derivatives	295,600	41,607	253,993	—

	Total Assets	40,523,480	307,475	40,216,005	—

Liabilities	Sale-buyback Financing Transactions	(6,769,088)	—	(6,769,088)	—
	Derivatives:
	Credit Contracts
	Written Options	(238)	—	(238)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,422)	—	(5,422)	—
	Interest Rate Contracts
	Futures	(128,826)	(128,826)	—	—
	Written Options	(38,115)	—	(38,115)	—
	Swaps	(134,913)	—	(134,913)	—

	Total Interest Rate Contracts	(301,854)	(128,826)	(173,028)	—

	Total Liabilities - Derivatives	(307,514)	(128,826)	(178,688)	—

	Total Liabilities	(7,076,602)	(128,826)	(6,947,776)	—

	Total	$33,446,878	$178,649	$33,268,229	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.3%

Basic Materials - 0.9%

Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$465,000	$501,606
4.750% due 04/10/27 ~	400,000	460,413
ArcelorMittal SA (Luxembourg) 7.250% due 10/15/39	80,000	113,140
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	39,437
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	123,909
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	72,839
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	21,927
5.450% due 03/15/43	190,000	232,495
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	135,000	134,806
3.875% due 10/27/27 ~	10,000	11,028
4.000% due 03/27/27 ~	740,000	821,029
4.125% due 03/12/24 ~	150,000	161,803
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	199,621
3.468% due 12/01/50 ~	70,000	72,896
LYB International Finance III LLC
1.250% due 10/01/25	60,000	59,915
3.375% due 05/01/30	85,000	92,252
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	39,621
OCP SA (Morocco)
4.500% due 10/22/25 ~	200,000	217,206
5.125% due 06/23/51 ~	200,000	202,460
Orbia Advance Corp SAB de CV (Mexico)
1.875% due 05/11/26 ~	220,000	223,105
2.875% due 05/11/31 ~	210,000	211,583
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	371,283
Suzano Austria GmbH (Brazil)
due 01/15/32 #	50,000	49,581
3.750% due 01/15/31	340,000	357,000
Vale Overseas Ltd (Brazil)
3.750% due 07/08/30	95,000	101,265
6.875% due 11/21/36	48,000	65,854
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	99,276

		5,057,350

Communications - 3.9%

Alphabet Inc
0.450% due 08/15/25	20,000	19,814
0.800% due 08/15/27	30,000	29,187
1.100% due 08/15/30	30,000	28,479
2.050% due 08/15/50	50,000	44,221
Altice France SA (France) 7.375% due 05/01/26 ~	200,000	208,236
Amazon.com Inc
0.800% due 06/03/25	60,000	60,144
1.200% due 06/03/27	70,000	69,829
1.500% due 06/03/30	30,000	29,351

	Principal Amount	Value
2.100% due 05/12/31	$40,000	$40,699
2.500% due 06/03/50	580,000	549,318
3.875% due 08/22/37	70,000	83,613
4.250% due 08/22/57	10,000	12,836
4.950% due 12/05/44	60,000	81,494
America Movil SAB de CV (Mexico) 2.875% due 05/07/30	200,000	211,605
AT&T Inc
1.650% due 02/01/28	230,000	228,436
2.250% due 02/01/32	10,000	9,825
2.300% due 06/01/27	910,000	941,973
3.100% due 02/01/43	500,000	490,918
3.500% due 06/01/41	275,000	286,170
3.550% due 09/15/55 ~	249,000	250,197
3.800% due 02/15/27	30,000	33,472
4.350% due 06/15/45	32,000	36,827
CCO Holdings LLC
4.500% due 08/15/30 ~	10,000	10,425
4.500% due 05/01/32	1,480,000	1,538,778
5.125% due 05/01/27 ~	130,000	136,519
Charter Communications Operating LLC
3.500% due 06/01/41	40,000	40,337
3.700% due 04/01/51	230,000	228,029
4.800% due 03/01/50	170,000	195,617
4.908% due 07/23/25	690,000	782,154
5.375% due 04/01/38	20,000	24,612
5.750% due 04/01/48	10,000	12,750
6.384% due 10/23/35	20,000	26,776
6.834% due 10/23/55	30,000	44,268
Comcast Corp
1.500% due 02/15/31	100,000	94,837
2.800% due 01/15/51	172,000	165,781
3.150% due 03/01/26	30,000	32,666
3.250% due 11/01/39	185,000	197,086
3.300% due 04/01/27	20,000	22,056
3.375% due 08/15/25	20,000	21,825
3.400% due 04/01/30	30,000	33,145
3.450% due 02/01/50	110,000	118,982
3.750% due 04/01/40	100,000	112,905
3.950% due 10/15/25	220,000	246,642
3.999% due 11/01/49	51,000	60,168
4.000% due 03/01/48	10,000	11,747
4.250% due 10/15/30	730,000	859,797
4.700% due 10/15/48	20,000	25,830
5.650% due 06/15/35	20,000	27,117
Corning Inc 5.750% due 08/15/40	60,000	81,764
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	56,973
CSC Holdings LLC 4.500% due 11/15/31 ~	200,000	201,478
Discovery Communications LLC 3.625% due 05/15/30	100,000	109,200
DISH DBS Corp
5.125% due 06/01/29 ~	70,000	69,208
5.875% due 11/15/24	40,000	43,000
7.750% due 07/01/26	10,000	11,337
eBay Inc 2.600% due 05/10/31	200,000	203,676

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Expedia Group Inc 3.800% due 02/15/28	$800,000	$870,592
Fox Corp 5.476% due 01/25/39	150,000	194,302
Prosus NV (China) 3.832% due 02/08/51 ~	460,000	429,763
Rogers Communications Inc (Canada) 3.700% due 11/15/49	60,000	64,042
Sprint Capital Corp 8.750% due 03/15/32	130,000	197,762
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	12,500	12,577
4.738% due 09/20/29 ~	421,875	453,727
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	187,623
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	530,000	572,151
The Walt Disney Co
2.650% due 01/13/31	600,000	630,369
3.500% due 05/13/40	100,000	111,681
Time Warner Cable LLC
5.875% due 11/15/40	50,000	64,865
6.550% due 05/01/37	110,000	150,205
6.750% due 06/15/39	20,000	27,924
7.300% due 07/01/38	460,000	672,645
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	30,341
T-Mobile USA Inc
2.050% due 02/15/28	10,000	10,179
2.250% due 02/15/26	10,000	10,087
2.550% due 02/15/31	550,000	557,700
2.625% due 02/15/29	50,000	49,437
2.875% due 02/15/31	840,000	834,750
3.000% due 02/15/41	110,000	108,919
3.500% due 04/15/25	230,000	249,909
3.500% due 04/15/31	50,000	51,790
3.750% due 04/15/27	435,000	481,712
3.875% due 04/15/30	280,000	313,950
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	720,560
Verizon Communications Inc
0.850% due 11/20/25	$30,000	29,688
1.450% due 03/20/26	40,000	40,358
1.750% due 01/20/31	70,000	67,133
2.100% due 03/22/28	340,000	347,359
2.550% due 03/21/31	510,000	521,673
2.625% due 08/15/26	20,000	21,271
2.650% due 11/20/40	966,000	931,340
2.875% due 11/20/50	420,000	399,976
3.150% due 03/22/30	305,000	329,593
3.376% due 02/15/25	79,000	85,880
3.850% due 11/01/42	345,000	392,439
4.000% due 03/22/50	30,000	34,541
4.125% due 08/15/46	30,000	35,488
4.329% due 09/21/28	5,000	5,821
4.400% due 11/01/34	90,000	107,336
4.500% due 08/10/33	520,000	622,142
4.862% due 08/21/46	20,000	25,920
5.500% due 03/16/47	30,000	42,067

	Principal Amount	Value
ViacomCBS Inc
4.000% due 01/15/26	$50,000	$55,636
5.850% due 09/01/43	70,000	96,060
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	90,000	104,779

		21,950,191

Consumer, Cyclical - 3.6%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	58,955
2.500% due 02/10/41 ~	49,000	45,702
Alimentation Couche-Tard Inc (Canada)
2.950% due 01/25/30 ~	100,000	103,938
3.439% due 05/13/41 ~	85,000	87,878
3.625% due 05/13/51 ~	90,000	94,275
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	274,663	280,858
AutoZone Inc 3.625% due 04/15/25	100,000	109,518
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	416,008	435,867
Costco Wholesale Corp
1.375% due 06/20/27	60,000	60,434
1.600% due 04/20/30	40,000	39,513
Delta Air Lines Inc
2.900% due 10/28/24	80,000	81,448
3.625% due 03/15/22	40,000	40,571
3.800% due 04/19/23	10,000	10,384
4.500% due 10/20/25 ~	70,000	75,257
4.750% due 10/20/28 ~	660,000	734,294
7.000% due 05/01/25 ~	440,000	513,776
7.375% due 01/15/26	50,000	58,706
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	104,372	106,559
Dollar General Corp 4.125% due 04/03/50	100,000	117,432
Ford Motor Credit Co LLC
0.151% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	947,996
1.355% due 02/07/25	300,000	356,211
3.375% due 11/13/25	$1,600,000	1,661,120
4.000% due 11/13/30	200,000	209,750
4.125% due 08/17/27	200,000	212,430
5.875% due 08/02/21	200,000	201,270
General Motors Co
5.150% due 04/01/38	20,000	24,451
5.950% due 04/01/49	20,000	27,271
6.125% due 10/01/25	45,000	53,302
6.250% due 10/02/43	40,000	55,305
General Motors Financial Co Inc
1.250% due 01/08/26	164,000	162,992
2.700% due 06/10/31	65,000	65,372
2.750% due 06/20/25	920,000	969,121
4.250% due 05/15/23	30,000	31,898
4.350% due 01/17/27	60,000	67,514
Hanesbrands Inc 5.375% due 05/15/25 ~	40,000	42,469
Hasbro Inc 3.900% due 11/19/29	50,000	55,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	$20,000	$21,110
5.750% due 05/01/28 ~	20,000	21,693
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	135,883
Hyundai Capital America
1.150% due 11/10/22 ~	246,000	247,743
1.300% due 01/08/26 ~	40,000	39,578
1.800% due 01/10/28 ~	70,000	69,493
2.375% due 10/15/27 ~	300,000	307,166
2.650% due 02/10/25 ~	150,000	157,161
Kia Motors Corp (South Korea) 3.250% due 04/21/26 ~	200,000	214,422
Kohl’s Corp 3.375% due 05/01/31	96,000	99,497
Las Vegas Sands Corp
2.900% due 06/25/25	690,000	719,290
3.200% due 08/08/24	50,000	52,503
Lennar Corp 4.500% due 04/30/24	35,000	38,325
Levi Strauss & Co 5.000% due 05/01/25	6,000	6,138
Lowe’s Cos Inc
2.625% due 04/01/31	200,000	206,884
4.500% due 04/15/30	20,000	23,688
McDonald’s Corp
1.450% due 09/01/25	10,000	10,206
3.300% due 07/01/25	30,000	32,612
3.500% due 03/01/27	20,000	22,106
3.500% due 07/01/27	10,000	11,092
3.600% due 07/01/30	360,000	405,178
3.625% due 09/01/49	10,000	11,103
3.700% due 01/30/26	40,000	44,468
3.800% due 04/01/28	30,000	33,986
4.200% due 04/01/50	240,000	290,110
MDC Holdings Inc 2.500% due 01/15/31	40,000	39,020
MGM Resorts International 7.750% due 03/15/22	800,000	837,160
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	260,000	286,585
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	30,000	29,663
3.875% due 01/15/28 ~	20,000	20,275
4.250% due 05/15/24 ~	26,000	26,302
Newell Brands Inc
4.350% due 04/01/23	20,000	21,007
4.700% due 04/01/26	10,000	11,164
NIKE Inc
2.400% due 03/27/25	30,000	31,750
2.750% due 03/27/27	240,000	258,932
2.850% due 03/27/30	50,000	54,403
3.250% due 03/27/40	20,000	21,991
3.375% due 03/27/50	510,000	575,598
Nissan Motor Acceptance Corp
2.000% due 03/09/26 ~	300,000	302,157
2.750% due 03/09/28 ~	300,000	303,030
2.800% due 01/13/22 ~	182,000	184,076

	Principal Amount	Value
Nissan Motor Co Ltd (Japan)
3.522% due 09/17/25 ~	$1,300,000	$1,389,090
4.345% due 09/17/27 ~	400,000	440,045
4.810% due 09/17/30 ~	400,000	452,013
Nordstrom Inc 4.250% due 08/01/31 ~	94,000	98,014
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	113,056
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	347,135
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	305,910
Starbucks Corp
2.550% due 11/15/30	900,000	933,367
3.350% due 03/12/50	40,000	41,933
Target Corp 2.250% due 04/15/25	30,000	31,530
The Home Depot Inc
2.700% due 04/15/30	40,000	42,818
3.300% due 04/15/40	40,000	43,904
3.350% due 04/15/50	450,000	498,387
3.900% due 06/15/47	10,000	11,893
Tractor Supply Co 1.750% due 11/01/30	100,000	95,457
United Airlines Inc
4.375% due 04/15/26 ~	10,000	10,364
4.625% due 04/15/29 ~	110,000	113,988
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	85,573	86,623
3.700% due 09/01/31	225,283	230,202
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	255,584	253,884
3.650% due 07/07/27	178,333	177,433
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	141,820
Walmart Inc
3.400% due 06/26/23	20,000	21,194
3.700% due 06/26/28	60,000	68,345
Wynn Macau Ltd (Macau) 5.625% due 08/26/28 ~	200,000	209,126

		20,581,564

Consumer, Non-Cyclical - 4.7%

Abbott Laboratories
3.750% due 11/30/26	38,000	42,936
4.750% due 11/30/36	70,000	90,268
4.900% due 11/30/46	160,000	219,407
AbbVie Inc
2.300% due 11/21/22	230,000	236,125
2.600% due 11/21/24	450,000	474,687
2.950% due 11/21/26	780,000	839,010
3.200% due 11/21/29	630,000	684,735
3.450% due 03/15/22	80,000	81,354
3.600% due 05/14/25	70,000	76,421
3.750% due 11/14/23	10,000	10,731
3.800% due 03/15/25	90,000	98,496
4.050% due 11/21/39	100,000	116,305
4.250% due 11/21/49	315,000	378,135
Aetna Inc 2.800% due 06/15/23	40,000	41,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Altria Group Inc
2.450% due 02/04/32	$180,000	$174,275
3.400% due 02/04/41	350,000	334,369
3.875% due 09/16/46	20,000	19,910
4.400% due 02/14/26	701,000	793,524
4.800% due 02/14/29	46,000	53,364
5.800% due 02/14/39	40,000	49,483
5.950% due 02/14/49	100,000	128,185
6.200% due 02/14/59	12,000	15,561
Amgen Inc
2.770% due 09/01/53	43,000	40,750
3.625% due 05/22/24	30,000	32,306
4.663% due 06/15/51	11,000	14,215
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	390,000	430,936
4.900% due 02/01/46	90,000	114,117
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 06/01/30	220,000	244,947
3.750% due 07/15/42	515,000	559,579
4.350% due 06/01/40	60,000	71,543
4.500% due 06/01/50	390,000	475,427
4.750% due 01/23/29	210,000	250,383
Anthem Inc
2.250% due 05/15/30	105,000	106,060
2.550% due 03/15/31	400,000	412,576
3.125% due 05/15/22	30,000	30,742
3.350% due 12/01/24	40,000	43,180
3.650% due 12/01/27	30,000	33,608
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	35,000	52,386
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	95,000	102,732
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	198,714
3.557% due 08/15/27	450,000	482,148
3.734% due 09/25/40	85,000	83,220
4.540% due 08/15/47	170,000	181,118
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	46,689
5.250% due 01/30/30 ~	430,000	400,438
6.250% due 02/15/29 ~	110,000	108,933
7.250% due 05/30/29 ~	50,000	51,235
Becton Dickinson and Co
3.363% due 06/06/24	110,000	117,893
3.700% due 06/06/27	200,000	222,352
3.734% due 12/15/24	50,000	54,484
3.794% due 05/20/50	40,000	44,924
4.669% due 06/06/47	50,000	62,406
4.685% due 12/15/44	32,000	39,890
Biogen Inc
2.250% due 05/01/30	65,000	65,231
3.150% due 05/01/50	70,000	68,896
Block Financial LLC 3.875% due 08/15/30	800,000	865,634
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	129,811

	Principal Amount	Value
Boston Scientific Corp
2.650% due 06/01/30	$900,000	$931,753
4.550% due 03/01/39	60,000	73,416
Bristol-Myers Squibb Co
2.350% due 11/13/40	25,000	24,115
2.900% due 07/26/24	45,000	48,020
3.200% due 06/15/26	50,000	54,921
3.550% due 08/15/22	90,000	93,232
3.875% due 08/15/25	33,000	36,762
5.000% due 08/15/45	364,000	498,656
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	96,114
Cargill Inc 1.375% due 07/23/23 ~	40,000	40,761
Centene Corp 3.375% due 02/15/30	10,000	10,467
Cigna Corp
3.750% due 07/15/23	66,000	70,307
4.125% due 11/15/25	40,000	44,851
4.375% due 10/15/28	530,000	616,874
4.900% due 12/15/48	240,000	309,664
CommonSpirit Health 2.782% due 10/01/30	185,000	192,328
Constellation Brands Inc 4.250% due 05/01/23	30,000	32,010
CVS Health Corp
3.625% due 04/01/27	10,000	11,088
3.700% due 03/09/23	7,000	7,374
3.750% due 04/01/30	720,000	806,773
4.125% due 04/01/40	160,000	186,060
4.250% due 04/01/50	20,000	23,756
4.300% due 03/25/28	91,000	104,625
4.875% due 07/20/35	155,000	189,077
5.050% due 03/25/48	330,000	429,425
5.125% due 07/20/45	60,000	78,167
Danone SA (France) 2.589% due 11/02/23 ~	200,000	208,635
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	250,741
Gilead Sciences Inc
2.600% due 10/01/40	90,000	86,815
3.650% due 03/01/26	280,000	308,836
4.750% due 03/01/46	30,000	38,112
Global Payments Inc 3.200% due 08/15/29	65,000	69,668
HCA Inc
3.500% due 09/01/30	80,000	85,280
4.500% due 02/15/27	40,000	45,249
5.250% due 06/15/26	440,000	509,695
5.375% due 02/01/25	20,000	22,585
5.875% due 02/01/29	30,000	36,315
Humana Inc
3.150% due 12/01/22	50,000	51,572
3.950% due 03/15/27	170,000	190,950
4.625% due 12/01/42	50,000	61,724
4.800% due 03/15/47	20,000	25,305
4.950% due 10/01/44	20,000	25,924
IHS Markit Ltd 4.250% due 05/01/29	130,000	150,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Johnson & Johnson
0.550% due 09/01/25	$40,000	$39,657
0.950% due 09/01/27	80,000	78,580
3.625% due 03/03/37	100,000	116,883
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	178,598
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	11,371
4.375% due 06/01/46	20,000	22,701
4.875% due 10/01/49	30,000	36,498
5.000% due 06/04/42	10,000	12,234
5.200% due 07/15/45	20,000	24,875
5.500% due 06/01/50	20,000	26,014
Lamb Weston Holdings Inc 4.875% due 05/15/28 ~	10,000	11,075
Mars Inc
2.700% due 04/01/25 ~	40,000	42,502
3.200% due 04/01/30 ~	40,000	43,806
MedStar Health Inc 3.626% due 08/15/49	90,000	100,976
Medtronic Inc 3.500% due 03/15/25	36,000	39,539
Merck & Co Inc 1.450% due 06/24/30	190,000	185,167
MidMichigan Health 3.409% due 06/01/50	180,000	193,959
PayPal Holdings Inc
1.650% due 06/01/25	70,000	71,894
2.850% due 10/01/29	900,000	971,820
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	121,432
PepsiCo Inc
2.250% due 03/19/25	10,000	10,514
2.625% due 03/19/27	120,000	129,034
2.875% due 10/15/49	20,000	20,708
3.625% due 03/19/50	50,000	58,637
3.875% due 03/19/60	10,000	12,364
Pfizer Inc 2.625% due 04/01/30	60,000	63,977
Philip Morris International Inc
2.500% due 08/22/22	90,000	92,396
2.500% due 11/02/22	80,000	82,167
4.500% due 03/20/42	30,000	35,698
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	55,365
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	569,286
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	50,000	61,319
6.150% due 09/15/43	30,000	37,630
Royalty Pharma PLC 3.550% due 09/02/50 ~	60,000	59,828
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	100,948
Sysco Corp 2.400% due 02/15/30	190,000	193,412
Teva Pharmaceutical Finance Co BV (Israel)
2.950% due 12/18/22	760,000	766,118
3.650% due 11/10/21	50,000	50,190

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.200% due 07/21/21	$420,000	$419,937
2.800% due 07/21/23	140,000	139,684
3.150% due 10/01/26	260,000	247,650
4.100% due 10/01/46	30,000	26,325
The Coca-Cola Co
2.500% due 03/15/51	20,000	18,885
3.375% due 03/25/27	90,000	100,308
The Kroger Co 3.950% due 01/15/50	75,000	85,517
The Procter & Gamble Co 2.800% due 03/25/27	10,000	10,846
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	150,933
Tyson Foods Inc 3.550% due 06/02/27	195,000	216,125
United Rentals North America Inc
3.875% due 02/15/31	20,000	20,375
5.875% due 09/15/26	90,000	93,366
UnitedHealth Group Inc
2.000% due 05/15/30	330,000	332,950
2.375% due 10/15/22	10,000	10,270
3.500% due 06/15/23	20,000	21,219
3.750% due 07/15/25	80,000	88,825
3.875% due 08/15/59	50,000	59,438
4.250% due 06/15/48	150,000	186,518
4.450% due 12/15/48	10,000	12,801
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	115,743
Viatris Inc 3.850% due 06/22/40 ~	60,000	63,897
West Virginia United Health System Obligated Group 3.129% due 06/01/50	210,000	212,271
Zoetis Inc 2.000% due 05/15/30	900,000	897,271

		26,637,454

Energy - 4.2%

Apache Corp
3.250% due 04/15/22	24,000	24,333
4.250% due 01/15/44	170,000	166,780
4.750% due 04/15/43	40,000	41,676
5.100% due 09/01/40	70,000	73,412
Boardwalk Pipelines LP
3.400% due 02/15/31	700,000	743,656
4.450% due 07/15/27	85,000	96,103
BP Capital Markets America Inc
2.772% due 11/10/50	100,000	92,817
2.939% due 06/04/51	55,000	52,790
3.000% due 02/24/50	300,000	290,607
3.633% due 04/06/30	590,000	661,996
3.790% due 02/06/24	10,000	10,792
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	130,000	142,314
3.535% due 11/04/24	40,000	43,598
Cameron LNG LLC
2.902% due 07/15/31 ~	10,000	10,670
3.302% due 01/15/35 ~	230,000	247,240

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	$200,000	$232,773
Cheniere Energy Inc 4.625% due 10/15/28 ~	30,000	31,687
Chevron Corp 3.078% due 05/11/50	250,000	259,175
Chevron USA Inc
3.850% due 01/15/28	70,000	79,835
5.250% due 11/15/43	80,000	108,902
Cimarex Energy Co
3.900% due 05/15/27	285,000	314,484
4.375% due 03/15/29	390,000	443,796
ConocoPhillips
3.750% due 10/01/27 ~	65,000	73,116
4.300% due 08/15/28 ~	180,000	209,120
6.500% due 02/01/39	10,000	14,803
Continental Resources Inc
3.800% due 06/01/24	40,000	42,350
4.375% due 01/15/28	40,000	44,364
4.500% due 04/15/23	30,000	31,302
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	23,516
Devon Energy Corp
4.500% due 01/15/30 ~	8,000	8,802
4.750% due 05/15/42	20,000	22,645
5.000% due 06/15/45	460,000	541,367
5.250% due 10/15/27 ~	6,000	6,469
5.875% due 06/15/28 ~	576,000	641,476
Diamondback Energy Inc
2.875% due 12/01/24	20,000	21,138
3.250% due 12/01/26	160,000	171,631
3.500% due 12/01/29	320,000	342,856
Ecopetrol SA (Colombia) 5.875% due 05/28/45	220,000	236,005
Enable Midstream Partners LP
3.900% due 05/15/24	230,000	244,657
5.000% due 05/15/44	65,000	70,941
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	10,529
3.750% due 05/15/30	190,000	206,577
3.900% due 07/15/26	305,000	333,311
4.950% due 06/15/28	50,000	57,882
5.250% due 04/15/29	270,000	319,171
6.250% due 04/15/49	280,000	368,048
6.750% due 05/15/25	50,000	50,512
Enterprise Products Operating LLC
2.800% due 01/31/30	210,000	222,028
3.700% due 01/31/51	240,000	257,961
3.950% due 01/31/60	30,000	33,523
4.150% due 10/16/28	100,000	115,084
4.200% due 01/31/50	130,000	150,200
4.800% due 02/01/49	10,000	12,345
4.850% due 03/15/44	10,000	12,247
7.550% due 04/15/38	220,000	338,482
EOG Resources Inc
3.900% due 04/01/35	30,000	34,759
4.150% due 01/15/26	70,000	78,864
4.375% due 04/15/30	70,000	82,950
4.950% due 04/15/50	110,000	146,738

	Principal Amount	Value
EQT Corp
3.000% due 10/01/22	$470,000	$480,575
3.900% due 10/01/27	670,000	718,575
Exxon Mobil Corp
1.571% due 04/15/23	10,000	10,225
2.992% due 03/19/25	160,000	171,712
2.995% due 08/16/39	180,000	185,067
3.043% due 03/01/26	140,000	152,058
3.482% due 03/19/30	470,000	528,183
4.114% due 03/01/46	50,000	59,082
4.327% due 03/19/50	110,000	136,759
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	45,645
4.317% due 12/30/39 ~	35,000	35,701
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~	300,000	308,419
3.450% due 10/15/27 ~	125,000	131,598
HollyFrontier Corp
2.625% due 10/01/23	35,000	36,212
5.875% due 04/01/26	63,000	72,936
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	400,000	479,080
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	12,565
Kinder Morgan Inc
4.300% due 06/01/25	50,000	55,693
4.300% due 03/01/28	170,000	194,166
5.050% due 02/15/46	30,000	36,559
5.200% due 03/01/48	150,000	189,416
5.550% due 06/01/45	30,000	38,901
Lundin Energy Finance BV (Netherlands) 3.100% due 07/15/31 ~	200,000	202,452
MEG Energy Corp (Canada) 5.875% due 02/01/29 ~	10,000	10,439
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	523,244
MPLX LP
4.500% due 04/15/38	585,000	672,134
4.700% due 04/15/48	60,000	69,887
4.800% due 02/15/29	290,000	340,569
NGPL PipeCo LLC 3.250% due 07/15/31 ~	50,000	51,583
Occidental Petroleum Corp
2.900% due 08/15/24	100,000	102,375
3.000% due 02/15/27	30,000	29,817
3.200% due 08/15/26	60,000	60,623
4.100% due 02/15/47	160,000	149,201
4.200% due 03/15/48	10,000	9,363
4.400% due 04/15/46	20,000	19,235
4.625% due 06/15/45	50,000	48,926
5.550% due 03/15/26	90,000	99,705
6.450% due 09/15/36	310,000	371,042
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	1,155,000	1,302,262
5.500% due 06/10/51	160,000	160,256
6.900% due 03/19/49	230,000	274,505
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	240,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Phillips 66 Partners LP 3.550% due 10/01/26	$100,000	$108,804
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	19,813
1.900% due 08/15/30	135,000	130,187
2.150% due 01/15/31	70,000	68,690
Plains All American Pipeline LP 4.650% due 10/15/25	300,000	335,857
Qatar Petroleum (Qatar)
due 07/12/31 # ~	280,000	277,024
due 07/12/41 # ~	200,000	199,262
due 07/12/51 # ~	200,000	200,000
Range Resources Corp
4.875% due 05/15/25	10,000	10,362
5.000% due 03/15/23	113,000	117,247
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	228,752
Schlumberger Holdings Corp 4.000% due 12/21/25 ~	70,000	77,741
Shell International Finance BV (Netherlands) 2.750% due 04/06/30	20,000	21,336
2.875% due 05/10/26	50,000	54,051
3.125% due 11/07/49	50,000	51,799
3.250% due 04/06/50	450,000	479,472
4.375% due 05/11/45	280,000	343,897
4.550% due 08/12/43	50,000	62,409
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	316,939
Suncor Energy Inc (Canada) 4.000% due 11/15/47	50,000	55,669
Targa Resources Partners LP
4.000% due 01/15/32 ~	10,000	10,300
4.875% due 02/01/31 ~	40,000	43,355
5.375% due 02/01/27	20,000	20,886
5.500% due 03/01/30	20,000	22,020
5.875% due 04/15/26	20,000	21,061
6.500% due 07/15/27	10,000	10,869
6.875% due 01/15/29	10,000	11,286
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	250,000	259,604
The Williams Cos Inc
3.750% due 06/15/27	90,000	100,055
7.500% due 01/15/31	190,000	263,509
TransCanada PipeLines Ltd (Canada)
4.100% due 04/15/30	100,000	115,009
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	250,000	317,807
Western Midstream Operating LP
2.229% (USD LIBOR + 2.100%) due 01/13/23 §	20,000	19,905
4.350% due 02/01/25	30,000	31,738
4.500% due 03/01/28	30,000	32,139
4.650% due 07/01/26	100,000	107,046
5.300% due 02/01/30	60,000	67,372
5.300% due 03/01/48	897,000	958,996
6.500% due 02/01/50	50,000	58,031

		24,194,962

	Principal Amount	Value
Financial - 12.0%

ABN AMRO Bank NV (Netherlands) 1.542% due 06/16/27 ~	$200,000	$198,888
AerCap Ireland Capital DAC (Ireland)
1.750% due 01/30/26	150,000	148,317
4.450% due 10/01/25	150,000	165,270
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	215,656
Air Lease Corp
1.875% due 08/15/26	80,000	80,124
3.000% due 09/15/23	555,000	580,382
3.375% due 07/01/25	30,000	32,249
Alexandria Real Estate Equities Inc REIT 3.375% due 08/15/31	200,000	220,065
Ambac LSNI LLC (Cayman) 6.000% (USD LIBOR + 5.000%) due 02/12/23 ~ §	301,810	301,999
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	112,481
American International Group Inc
3.750% due 07/10/25	540,000	595,615
4.375% due 06/30/50	140,000	170,706
American Tower Corp REIT
1.500% due 01/31/28	135,000	131,437
2.950% due 01/15/51	41,000	39,261
3.100% due 06/15/50	64,000	62,690
Athene Global Funding 2.500% due 01/14/25 ~	215,000	224,257
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	1,028,463
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	$205,000	231,185
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	44,852
4.250% due 04/15/26 ~	65,000	70,494
5.125% due 10/01/23 ~	1,000,000	1,081,493
Banco Santander SA (Spain)
2.749% due 12/03/30	200,000	198,302
3.848% due 04/12/23	200,000	211,720
Bank of America Corp
2.592% due 04/29/31	1,660,000	1,712,556
2.676% due 06/19/41	515,000	500,572
3.004% due 12/20/23	155,000	160,666
3.419% due 12/20/28	203,000	221,237
3.500% due 04/19/26	110,000	121,243
3.550% due 03/05/24	90,000	94,580
3.593% due 07/21/28	100,000	110,195
3.705% due 04/24/28	265,000	293,195
3.974% due 02/07/30	240,000	272,482
4.000% due 01/22/25	675,000	741,107
4.083% due 03/20/51	130,000	155,656
4.200% due 08/26/24	350,000	383,822
4.250% due 10/22/26	1,590,000	1,796,517
4.330% due 03/15/50	20,000	24,665
4.450% due 03/03/26	90,000	102,267
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	103,230
3.803% due 12/15/32	60,000	66,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Barclays PLC (United Kingdom)
3.650% due 03/16/25	$200,000	$216,920
4.972% due 05/16/29	200,000	234,392
5.088% due 06/20/30	500,000	583,557
7.750% due 09/15/23	300,000	330,375
7.875% due 03/15/22 ~	400,000	417,700
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	120,000	149,363
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	894,852
2.219% due 06/09/26 ~	200,000	206,263
2.824% due 01/26/41 ~	350,000	331,528
4.375% due 03/01/33 ~	250,000	276,562
4.705% due 01/10/25 ~	230,000	251,110
5.198% due 01/10/30 ~	200,000	241,124
Boston Properties LP REIT 4.500% due 12/01/28	500,000	583,556
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	296,509
Brixmor Operating Partnership LP REIT 2.250% due 04/01/28	70,000	69,986
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	120,446
Brown & Brown Inc 2.375% due 03/15/31	120,000	120,069
Capital One Financial Corp
3.800% due 01/31/28	100,000	112,771
3.950% due 09/01/26	60,000	61,425
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	202,851
Citigroup Inc
2.572% due 06/03/31	700,000	720,323
3.875% due 03/26/25	605,000	664,202
3.875% due 02/18/26	45,000	46,069
3.878% due 01/24/39	165,000	190,670
4.075% due 04/23/29	150,000	170,290
4.400% due 06/10/25	170,000	189,999
4.412% due 03/31/31	975,000	1,139,600
5.300% due 05/06/44	52,000	70,360
5.500% due 09/13/25	1,110,000	1,293,642
5.950% due 01/30/23	300,000	315,594
5.950% due 05/15/25	90,000	98,725
6.675% due 09/13/43	70,000	107,799
8.125% due 07/15/39	220,000	380,996
Cooperatieve Rabobank UA (Netherlands)
4.375% due 08/04/25	920,000	1,028,008
4.625% due 12/01/23	290,000	317,196
Corporate Office Properties LP REIT 2.750% due 04/15/31	109,000	109,964
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	800,000	854,666
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	250,000	267,854
Credit Suisse Group AG (Switzerland) 2.193% due 06/05/26 ~	250,000	256,111
3.091% due 05/14/32 ~	250,000	258,110
4.194% due 04/01/31 ~	670,000	753,635
4.282% due 01/09/28 ~	250,000	278,293

	Principal Amount	Value
Crown Castle International Corp REIT 3.100% due 11/15/29	$100,000	$106,345
CyrusOne LP REIT 1.450% due 01/22/27	EUR 100,000	121,007
Danske Bank AS (Denmark)
5.000% due 01/12/22 ~	$200,000	204,657
5.375% due 01/12/24 ~	950,000	1,053,940
Deutsche Bank AG (Germany) 2.129% due 11/24/26	215,000	218,313
Digital Realty Trust LP REIT 3.600% due 07/01/29	500,000	556,313
Discover Bank 3.450% due 07/27/26	250,000	273,193
Diversified Healthcare Trust REIT 9.750% due 06/15/25	600,000	665,289
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	116,919
EPR Properties REIT 5.250% due 07/15/23	400,000	422,739
Equinix Inc REIT
2.000% due 05/15/28	109,000	109,563
2.900% due 11/18/26	150,000	160,706
F&G Global Funding 1.750% due 06/30/26 ~	45,000	45,217
GE Capital Funding LLC
3.450% due 05/15/25	300,000	326,676
4.400% due 05/15/30	200,000	233,232
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	250,000	300,061
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	216,991
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	200,000	193,481
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	216,630
HSBC Holdings PLC (United Kingdom)
4.041% due 03/13/28	300,000	332,910
4.950% due 03/31/30	600,000	724,825
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	920,516
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	799,191
International Lease Finance Corp 5.875% due 08/15/22	150,000	158,781
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	229,142
5.017% due 06/26/24 ~	370,000	402,782
JPMorgan Chase & Co
2.083% due 04/22/26	1,270,000	1,313,763
2.522% due 04/22/31	670,000	690,018
3.109% due 04/22/51	350,000	361,764
3.509% due 01/23/29	150,000	165,449
4.203% due 07/23/29	170,000	195,514
4.452% due 12/05/29	70,000	81,921
4.950% due 06/01/45	50,000	66,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	$30,000	$40,065
Lloyds Banking Group PLC (United Kingdom)
1.425% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	611,928
4.375% due 03/22/28	$600,000	689,844
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	185,000	183,577
Mastercard Inc 3.850% due 03/26/50	110,000	133,120
Mid-America Apartments LP REIT 3.600% due 06/01/27	205,000	228,414
Mizuho Financial Group Inc (Japan) 2.555% due 09/13/25	300,000	314,340
Morgan Stanley
2.188% due 04/28/26	430,000	446,672
2.699% due 01/22/31	80,000	83,809
3.622% due 04/01/31	880,000	983,215
3.737% due 04/24/24	100,000	105,781
3.772% due 01/24/29	10,000	11,231
4.431% due 01/23/30	10,000	11,718
4.457% due 04/22/39	150,000	185,774
5.000% due 11/24/25	840,000	969,176
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	995,341
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	216,371
Natwest Group PLC (United Kingdom)
4.445% due 05/08/30	200,000	229,245
8.625% due 08/15/21	600,000	605,727
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	40,076
New York Life Insurance Co 3.750% due 05/15/50 ~	150,000	168,253
Nordea Bank Abp (Finland) 1.000% due 06/09/23 ~	200,000	202,490
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	50,097
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	926,216
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	224,000	234,448
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	20,142
Royal Bank of Canada (Canada)
1.150% due 06/10/25	130,000	130,764
1.600% due 04/17/23	90,000	91,981
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	752,576
4.500% due 07/17/25	330,000	366,463
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	240,688
Societe Generale SA (France)
1.488% due 12/14/26 ~	300,000	297,489
1.792% due 06/09/27 ~	300,000	299,623
4.250% due 04/14/25 ~	200,000	217,274
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	854,155

	Principal Amount	Value
Standard Chartered PLC (United Kingdom) 1.456% due 01/14/27 ~	$500,000	$496,021
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	120,081
SVB Financial Group 4.000% due 05/15/26	105,000	107,131
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	51,698
4.900% due 09/15/44 ~	40,000	52,123
6.850% due 12/16/39 ~	18,000	27,334
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	30,820
The Charles Schwab Corp
4.000% due 06/01/26	115,000	120,175
4.000% due 12/01/30	95,000	97,304
The Goldman Sachs Group Inc
3.200% due 02/23/23	60,000	62,617
3.850% due 07/08/24	160,000	173,116
4.017% due 10/31/38	120,000	140,997
4.223% due 05/01/29	470,000	536,394
4.250% due 10/21/25	1,845,000	2,063,935
5.150% due 05/22/45	420,000	563,105
6.250% due 02/01/41	290,000	432,466
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	620,000	624,801
UBS Group AG (Switzerland)
1.750% due 04/21/22 ~	200,000	202,260
3.491% due 05/23/23 ~	260,000	267,103
4.125% due 09/24/25 ~	480,000	535,883
7.000% due 01/31/24 ~	450,000	495,875
UDR Inc REIT
1.900% due 03/15/33	30,000	28,096
2.100% due 08/01/32	200,000	192,298
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	700,000	721,688
VEREIT Operating Partnership LP REIT
3.400% due 01/15/28	700,000	762,092
3.950% due 08/15/27	200,000	225,456
Visa Inc
3.150% due 12/14/25	80,000	87,570
4.300% due 12/14/45	290,000	372,834
Wells Fargo & Co
2.188% due 04/30/26	80,000	83,089
2.393% due 06/02/28	900,000	934,006
2.879% due 10/30/30	110,000	116,581
3.000% due 10/23/26	1,080,000	1,165,766
3.450% due 02/13/23	40,000	41,940
3.584% due 05/22/28	100,000	110,239
3.750% due 01/24/24	50,000	53,790
3.900% due 03/15/26	85,000	88,054
4.400% due 06/14/46	30,000	36,271
4.478% due 04/04/31	1,460,000	1,727,467
4.750% due 12/07/46	110,000	139,486
4.900% due 11/17/45	50,000	64,328
5.013% due 04/04/51	820,000	1,125,565
5.375% due 11/02/43	80,000	106,867
5.606% due 01/15/44	400,000	548,220

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
WP Carey Inc REIT
2.250% due 04/01/33	$55,000	$52,721
2.400% due 02/01/31	75,000	74,755

		68,202,311

Industrial - 1.7%

3M Co
2.375% due 08/26/29	60,000	63,081
3.050% due 04/15/30	10,000	10,997
3.700% due 04/15/50	330,000	389,665
Carrier Global Corp
2.700% due 02/15/31	10,000	10,313
2.722% due 02/15/30	10,000	10,376
3.577% due 04/05/50	10,000	10,629
CSX Corp 3.800% due 11/01/46	70,000	80,265
Deere & Co
3.100% due 04/15/30	20,000	22,099
3.750% due 04/15/50	60,000	72,699
Eaton Corp
2.750% due 11/02/22	130,000	134,235
4.150% due 11/02/42	80,000	95,619
Flex Ltd 4.875% due 05/12/30	800,000	929,587
General Dynamics Corp
3.500% due 05/15/25	10,000	10,969
4.250% due 04/01/40	10,000	12,258
4.250% due 04/01/50	30,000	38,587
General Electric Co
3.450% due 05/01/27	215,000	236,474
3.625% due 05/01/30	30,000	33,483
6.750% due 03/15/32	30,000	41,615
6.875% due 01/10/39	98,000	146,971
GFL Environmental Inc (Canada) 4.250% due 06/01/25 ~	30,000	31,321
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	94,615
Kansas City Southern 4.700% due 05/01/48	47,000	58,818
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	77,765
5.054% due 04/27/45	60,000	79,199
Lockheed Martin Corp
2.800% due 06/15/50	95,000	95,670
3.100% due 01/15/23	20,000	20,759
3.550% due 01/15/26	70,000	77,403
4.500% due 05/15/36	30,000	37,578
Masco Corp 2.000% due 10/01/30	125,000	122,092
Norfolk Southern Corp 3.050% due 05/15/50	80,000	80,128
Northrop Grumman Corp
2.930% due 01/15/25	40,000	42,665
3.250% due 01/15/28	480,000	524,800
5.250% due 05/01/50	180,000	253,232
Otis Worldwide Corp
2.056% due 04/05/25	30,000	31,186
3.112% due 02/15/40	85,000	88,013

	Principal Amount	Value
Raytheon Technologies Corp 3.750% due 11/01/46	$95,000	$107,463
3.950% due 08/16/25	60,000	66,757
4.125% due 11/16/28	290,000	333,891
4.500% due 06/01/42	60,000	74,808
Republic Services Inc 2.500% due 08/15/24	50,000	52,508
Textron Inc 2.450% due 03/15/31	700,000	701,904
The Boeing Co
1.433% due 02/04/24	90,000	90,246
2.196% due 02/04/26	70,000	70,680
2.700% due 02/01/27	410,000	424,180
2.800% due 03/01/27	30,000	31,218
3.100% due 05/01/26	465,000	492,024
3.200% due 03/01/29	90,000	94,544
3.250% due 02/01/35	290,000	294,169
3.550% due 03/01/38	20,000	20,573
3.750% due 02/01/50	600,000	619,990
5.150% due 05/01/30	1,100,000	1,303,615
Union Pacific Corp
2.150% due 02/05/27	50,000	51,988
2.400% due 02/05/30	230,000	237,934
3.750% due 07/15/25	120,000	133,104
3.750% due 02/05/70	70,000	77,358
3.839% due 03/20/60	180,000	205,502

		9,549,622

Technology - 1.2%

Apple Inc
2.450% due 08/04/26	250,000	266,189
3.450% due 02/09/45	140,000	156,905
Broadcom Inc
2.450% due 02/15/31 ~	500,000	491,734
3.459% due 09/15/26	500,000	544,872
3.469% due 04/15/34 ~	300,000	317,634
4.150% due 11/15/30	520,000	583,712
4.700% due 04/15/25	730,000	822,868
Dell International LLC 6.200% due 07/15/30	200,000	257,388
Intel Corp
3.700% due 07/29/25	50,000	55,299
4.750% due 03/25/50	90,000	119,788
Leidos Inc 2.300% due 02/15/31	35,000	34,237
Microchip Technology Inc
0.972% due 02/15/24 ~	120,000	119,990
0.983% due 09/01/24 ~	90,000	89,615
Micron Technology Inc 2.497% due 04/24/23	50,000	51,725
Microsoft Corp
2.525% due 06/01/50	510,000	502,224
2.675% due 06/01/60	5,000	4,966
2.921% due 03/17/52	10,000	10,632
3.041% due 03/17/62	25,000	26,733
3.300% due 02/06/27	200,000	222,635
3.450% due 08/08/36	10,000	11,595
NVIDIA Corp
2.850% due 04/01/30	30,000	32,506
3.500% due 04/01/40	70,000	79,548
3.500% due 04/01/50	570,000	644,834
3.700% due 04/01/60	40,000	47,360

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
NXP BV (China) 2.500% due 05/11/31 ~	$85,000	$86,023
3.250% due 05/11/41 ~	90,000	92,677
Oracle Corp
1.650% due 03/25/26	310,000	314,390
2.875% due 03/25/31	340,000	353,908
Roper Technologies Inc 1.750% due 02/15/31	100,000	96,192
Texas Instruments Inc 1.750% due 05/04/30	20,000	19,915
VMware Inc 4.700% due 05/15/30	165,000	195,401
Xilinx Inc 2.375% due 06/01/30	55,000	55,966

		6,709,461

Utilities - 1.1%

Alabama Power Co 1.450% due 09/15/30	400,000	382,397
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	203,801
Appalachian Power Co 4.500% due 03/01/49	40,000	49,056
Berkshire Hathaway Energy Co 2.850% due 05/15/51	100,000	97,001
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	22,009
3.950% due 04/01/50	10,000	11,379
Consumers Energy Co 3.250% due 08/15/46	45,000	48,527
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	81,686
Duke Energy Corp 3.400% due 06/15/29	185,000	202,658
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	22,301
Edison International 5.750% due 06/15/27	95,000	108,217
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	118,973
Enel Finance International NV (Italy) 3.625% due 05/25/27 ~	200,000	219,938
Entergy Arkansas LLC
2.650% due 06/15/51	45,000	42,777
3.050% due 06/01/23	300,000	312,517
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	49,403
Evergy Inc 2.900% due 09/15/29	130,000	137,904
Exelon Generation Co LLC 3.250% due 06/01/25	300,000	323,751
FirstEnergy Corp 7.375% due 11/15/31	490,000	671,844
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	144,955
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	47,256
ITC Holdings Corp 2.950% due 05/14/30 ~	65,000	68,525

	Principal Amount	Value
NextEra Energy Capital Holdings Inc 1.900% due 06/15/28	$300,000	$303,704
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	81,187
2.450% due 12/02/27 ~	90,000	90,678
OGE Energy Corp 0.703% due 05/26/23	35,000	35,013
Oklahoma Gas and Electric Co 0.553% due 05/26/23	45,000	45,004
Pacific Gas and Electric Co
1.367% due 03/10/23	85,000	85,006
1.750% due 06/16/22	80,000	79,972
2.100% due 08/01/27	20,000	19,445
2.500% due 02/01/31	30,000	28,161
2.950% due 03/01/26	50,000	51,211
3.150% due 01/01/26	200,000	206,428
3.300% due 08/01/40	10,000	9,052
3.450% due 07/01/25	85,000	89,147
3.500% due 08/01/50	20,000	17,852
3.750% due 02/15/24	600,000	629,527
3.750% due 08/15/42	33,000	30,167
PacifiCorp 4.150% due 02/15/50	80,000	97,705
Southern California Edison Co
1.200% due 02/01/26	95,000	94,367
4.125% due 03/01/48	60,000	64,134
Southern Power Co 5.150% due 09/15/41	70,000	85,596
Virginia Electric and Power Co 6.350% due 11/30/37	160,000	233,061
WEC Energy Group Inc 1.800% due 10/15/30	800,000	768,302

		6,511,594

Total Corporate Bonds & Notes (Cost $182,103,733)		189,394,509

SENIOR LOAN NOTES - 3.1%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 1.854% (USD LIBOR + 1.750%) due 09/04/27 §	218,798	218,403
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	80,000	79,937

		298,340

Communications - 0.4%

Altice France SA Term B-12 (France) 3.871% (USD LIBOR + 3.688%) due 01/31/26 §	240,340	236,692
Charter Communications Operating LLC
Term B-1 1.860% (USD LIBOR + 1.750%) due 04/30/25 §	216,305	216,157
Term B-2 1.860% (USD LIBOR + 1.750%) due 02/01/27 § ¥	199,621	198,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
CSC Holdings LLC
Term B 2.323% due 01/15/26 ¥	$50,000	$49,398
Term B-5 2.573% (USD LIBOR + 2.500%) due 04/15/27 §	29,625	29,400
Delta Topco Inc Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	40,000	40,138
Go Daddy Operating Co LLC Term B-2 1.854% (USD LIBOR + 1.750%) due 02/15/24 §	49,655	49,324
iHeartCommunications Inc Term B 3.104% (USD LIBOR + 3.000%) due 05/01/26 §	251,948	250,137
Level 3 Financing Inc Term B 1.854% (USD LIBOR + 1.750%) due 03/01/27 §	183,972	181,558
Nexstar Broadcasting Inc Term B 2.592% (USD LIBOR + 2.500%) due 09/19/26 § ¥	233,922	233,629
Terrier Media Buyer Inc Term B 3.604% (USD LIBOR + 3.500%) due 12/17/26 §	248,750	247,886
Univision Communications Inc Term B 4.750% (USD LIBOR + 3.750%) due 03/24/26 §	137,991	138,371
Virgin Media Bristol LLC Term N 2.573% (USD LIBOR + 2.500%) due 01/31/28 §	220,000	218,316
Zayo Group Holdings Inc Term B 3.104% (USD LIBOR + 3.000%) due 03/09/27 §	100,000	99,021
Ziggo Financing Partnership Term I (Netherlands) 2.573% (USD LIBOR + 2.500%) due 04/30/28 §	99,750	98,905

		2,287,231

Consumer, Cyclical - 0.7%

Alterra Mountain Co Term B 2.854% (USD LIBOR + 2.750%) due 07/31/24 §	77,980	77,256
Caesars Resort Collection LLC
Term B 2.854% (USD LIBOR + 2.750%) due 12/22/24 §	277,246	275,181
Term B-1 4.604% (USD LIBOR + 4.500%) due 07/20/25 §	69,475	69,791
CityCenter Holdings LLC Term B 3.000% (USD LIBOR + 2.250%) due 04/18/24 §	279,613	277,791
Clarios Global LP Term B 3.354% (USD LIBOR + 3.250%) due 04/30/26 §	175,248	174,007
Four Seasons Hotels Ltd Term B (Canada) 2.104% (USD LIBOR + 2.000%) due 11/30/23 §	98,586	98,429

	Principal Amount	Value
Great Outdoors Group LLC Term B-1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	$49,750	$50,110
Harbor Freight Tools USA Inc Term B 3.750% (USD LIBOR + 3.000%) due 10/19/27 §	119,500	119,663
Hilton Worldwide Finance LLC Term B-2 1.842% (USD LIBOR + 1.750%) due 06/21/26 §	240,000	238,305
IRB Holding Corp Term B due 02/05/25 ¥	249,357	249,007
Leslie’s Poolmart Inc Term B 3.250% (USD LIBOR + 2.750%) due 03/09/28 §	249,375	248,786
Nascar Holdings LLC Term B 2.843% (USD LIBOR + 2.750%) due 10/18/26 §	226,184	225,448
PCI Gaming Authority Term B 3.093% (USD LIBOR + 2.500%) due 05/31/26 §	34,208	34,109
Petco Health & Wellness Co Inc Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	234,413	234,308
PetSmart Inc Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	250,000	250,469
Restaurant Brands International Inc Term B (Canada) 1.854% (USD LIBOR + 1.750%) due 11/19/26 §	197,000	194,537
Scientific Games International Inc Term B-5 2.854% (USD LIBOR + 2.750%) due 08/14/24 §	340,799	338,775
Station Casinos LLC Term B-1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	119,667	118,463
The Michaels Cos Inc 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	120,000	120,650
UFC Holdings LLC Term B-3 3.750% (USD LIBOR + 3.000%) due 04/29/26 §	238,260	238,235
United AirLines Inc Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	219,450	222,585
Whatabrands LLC Term B 2.832% (USD LIBOR + 2.750%) due 08/03/26 §	249,373	248,610

		4,104,515

Consumer, Non-Cyclical - 1.0%

AlixPartners LLP Term B 3.250% (USD LIBOR + 2.750%) due 02/04/28 §	249,375	248,579
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	296,903	298,151
Bausch Health Americas Inc 2.843% (USD LIBOR + 2.750%) due 11/27/25 §	245,000	243,469
Term B 3.104% (USD LIBOR + 3.000%) due 06/01/25 §	240,619	239,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Belron Finance US LLC Term B due 11/13/25 ¥	$350,000	$348,979
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.500%) due 03/01/24 §	222,862	222,878
Endo Luxembourg Finance Co I SARL Term B 5.750% (USD LIBOR + 5.000%) due 03/25/28 §	4,202	4,101
Eyecare Partners LLC 3.854% (USD LIBOR + 3.750%) due 02/20/27 §	49,447	49,087
Froneri US Inc Term B (United Kingdom) 2.354% (USD LIBOR + 2.250%) due 01/31/27 §	208,646	205,816
Gainwell Acquisition Corp Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	189,274	190,103
Garda World Security Corp Term B (Canada) 4.350% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	34,553
Global Medical Response Inc 5.750% (USD LIBOR + 4.750%) due 10/02/25 §	331,475	333,340
Grifols Worldwide Operations USA Inc Term B (Spain) 2.088% (USD LIBOR + 2.000%) due 11/15/27 §	217,396	215,482
Horizon Therapeutics USA Inc Term B-2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	234,413	233,533
ICON Luxembourg SARL Term B due 07/01/28 ¥	224,152	224,853
Indigo Merger Sub Inc Term B (Ireland) due 07/01/28 ¥	55,848	56,022
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 04/22/28 §	310,000	311,522
LifePoint Health Inc Term B 3.854% (USD LIBOR + 3.750%) due 11/16/25 §	253,232	253,044
MPH Acquisition Holdings LLC Term B 3.750% (USD LIBOR + 2.750%) due 06/07/23 §	161,055	160,775
Option Care Health Inc 3.854% (USD LIBOR + 3.750%) due 08/06/26 §	78,800	78,899
PAREXEL International Corp Term B 2.854% (USD LIBOR + 2.750%) due 09/27/24 §	90,000	89,578
Phoenix Guarantor Inc
Term B 3.341% (USD LIBOR + 3.250%) due 03/05/26 §	224,158	222,897
3.600% (USD LIBOR + 3.500%) due 03/05/26 §	80,000	79,550

	Principal Amount	Value
PPD Inc Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	$209,475	$209,462
Prime Security Services Borrower LLC Term B-1 3.500% (USD LIBOR + 2.750%) due 09/23/26 § ¥	252,250	252,277
Reynolds Consumer Products LLC Term B 1.854% (USD LIBOR + 1.750%) due 02/04/27 §	196,549	195,243
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 §	190,000	189,584
Trans Union LLC Term B-5 1.854% (USD LIBOR + 1.750%) due 11/15/26 §	100,783	100,232
Triton Water Holdings Inc Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 § ¥	230,000	230,123
US Foods Inc Term B 1.854% (USD LIBOR + 1.750%) due 06/27/23 §	35,702	35,419
Verscend Holding Corp Term B 4.104% (USD LIBOR + 4.000%) due 08/27/25 §	109,745	110,202

		5,667,696

Diversified - 0.0%

First Eagle Holdings Inc Term B 2.647% (USD LIBOR + 2.500%) due 02/02/27 §	28,345	28,011

Financial - 0.4%

AmWINS Group Inc Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	219,450	218,340
Asurion LLC
Term B-7 3.104% (USD LIBOR + 3.000%) due 11/03/24 §	217,521	215,550
Term B-8 3.343% (USD LIBOR + 3.250%) due 12/23/26 §	248,774	246,228
Term B-9 3.354% (USD LIBOR + 3.250%) due 08/03/27 §	59,850	59,239
Avolon (US) LLC Term B-5 (Ireland) 3.250% (USD LIBOR + 2.500%) due 12/01/27 §	49,750	49,815
Citadel Securities LP Term B 2.604% (USD LIBOR + 2.500%) due 02/02/28 §	234,038	231,932
Deerfield Dakota Holding LLC Term B (2nd Lien) 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	228,197	229,548

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
FleetCor Technologies Operating Co LLC Term B 1.854% (USD LIBOR + 1.750%) due 04/30/28 §	$130,000	$129,898
Focus Financial Partners LLC Term B-3 2.104% (USD LIBOR + 2.000%) due 07/03/24 §	78,508	77,834
Hudson River Trading LLC Term B 3.104% (USD LIBOR + 3.000%) due 03/18/28 §	69,825	69,665
Jane Street Group LLC Term B 2.854% (USD LIBOR + 2.750%) due 01/26/28 §	198,057	197,538
The Edelman Financial Engines Center LLC Term B 4.500% (USD LIBOR + 3.750%) due 04/07/28 §	58,650	58,772
VFH Parent LLC 3.098% (USD LIBOR + 3.000%) due 03/01/26 §	183,559	183,081
VICI Properties 1 LLC Term B 1.841% (USD LIBOR + 1.750%) due 12/22/24 §	270,000	268,059
Zebra Buyer LLC due 04/22/28 ¥	160,000	160,717

		2,396,216

Industrial - 0.3%

AECOM 1.854% (USD LIBOR + 1.750%) due 04/13/28 §	40,000	40,020
APi Group DE Inc Term B 2.604% (USD LIBOR + 2.500%) due 10/01/26 §	238,596	238,477
Atlantic Aviation FBO Inc Term B 3.850% (USD LIBOR + 3.750%) due 12/06/25 §	19,500	19,517
Berry Global Inc Term Z 1.827% (USD LIBOR + 1.750%) due 07/01/26 §	104,552	103,898
Brookfield WEC Holdings Inc 3.250% due 08/01/25 ¥	39,800	39,470
Energizer Holdings Inc 2.750% (USD LIBOR + 2.250%) due 12/22/27 §	39,800	39,783
Genesee & Wyoming Inc 2.147% (USD LIBOR + 2.000%) due 12/30/26 §	342,142	340,325
Pactiv Evergreen Group Holdings Inc Term B-1 2.854% (USD LIBOR + 2.750%) due 02/05/23 §	50,000	49,962
Quikrete Holdings Inc
Term B 2.604% (USD LIBOR + 2.500%) due 01/31/27 §	248,737	246,732
Term B-1 due 06/11/28 ¥	120,000	119,205

	Principal Amount	Value
TransDigm Inc Term F 2.354% (USD LIBOR + 2.250%) due 12/09/25 §	$9,950	$9,813
XPO Logistics Inc Term B 1.881% (USD LIBOR + 1.750%) due 02/23/25 §	215,000	214,279

		1,461,481

Technology - 0.3%

athenahealth Inc Term B-1 4.410% (USD LIBOR + 4.250%) due 02/11/26 §	176,506	177,665
Dcert Buyer Inc 4.104% (USD LIBOR + 4.000%) due 10/16/26 §	207,673	208,193
Dell International LLC Term B-2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	104,051	104,155
Magenta Buyer LLC due 05/03/28 ¥	400,000	400,428
Peraton Corp Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	179,550	180,406
Rackspace Technology Global Inc Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	99,750	99,360
RealPage, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	270,000	269,561

		1,439,768

Total Senior Loan Notes (Cost $17,679,561)		17,683,258

MORTGAGE-BACKED SECURITIES - 28.5%

Collateralized Mortgage Obligations - Commercial - 4.2%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	984,866
ACRE Commercial Mortgage Ltd (Cayman)
0.913% (USD LIBOR + 0.830%) due 12/18/37 ~ §	540,000	539,343
1.483% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	179,554
AREIT Trust 2.744% (USD LIBOR + 2.620%) due 04/15/37 ~ §	404,128	406,488
Ashford Hospitality Trust 1.073% (USD LIBOR + 1.000%) due 06/15/35 ~ §	600,000	601,325
BAMLL Re-REMIC Trust
2.089% due 11/26/47 ~ §	190,000	189,453
6.024% due 08/10/45 ~ §	1,624,540	739,166
BBCMS Trust (IO) due 07/15/54 #	1,950,000	196,400
Benchmark Mortgage Trust (IO) 1.263% due 08/15/57 §	2,156,763	155,670
BPR Trust 1.323% (USD LIBOR + 1.250%) due 02/15/29 ~ §	320,000	320,321

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
BX Commercial Mortgage Trust
0.873% (USD LIBOR + 0.800%) due 12/15/36 ~ §	$378,490	$379,418
2.024% (USD LIBOR + 1.951%) due 03/15/37 ~ §	630,000	632,231
2.123% (USD LIBOR + 2.050%) due 11/15/35 ~ §	98,000	98,190
3.667% due 03/11/44 ~ §	230,000	238,049
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	770,007
Cold Storage Trust 0.973% (USD LIBOR + 0.900%) due 11/15/37 ~ §	570,135	573,938
Commercial Mortgage Trust
2.398% due 01/10/38 ~ §	300,000	300,860
3.545% due 02/10/36 ~	1,000,000	1,084,464
4.451% due 02/10/48 §	90,000	93,413
CSMC Trust
2.257% due 08/15/37 ~	1,000,000	1,033,575
4.024% (USD LIBOR + 3.024%) due 12/15/21 ~ §	430,000	422,855
4.139% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	563,904
4.373% due 09/15/37 ~	830,000	683,286
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	1,016,149
DBUBS Mortgage Trust 5.605% due 08/10/44 ~ §	260,000	259,724
Fannie Mae
3.273% due 02/25/29	30,000	33,816
3.610% due 02/25/31	70,000	81,853
3.700% due 01/25/36	100,000	115,296
Fannie Mae (IO) 2.251% due 01/25/31 §	5,000,000	720,275
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.291% due 11/25/53 §	3,235,000	331,307
1.306% due 10/25/30 §	2,700,000	278,558
1.364% due 12/25/29	1,490,000	136,375
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	433,273
FREMF Mortgage Trust
2.236% (USD LIBOR + 2.150%) due 01/25/26 ~ §	219,744	219,784
3.690% due 01/25/26 ~ §	350,000	361,230
4.003% due 01/25/50 ~ §	415,000	459,625
4.069% due 12/25/46 ~ §	300,000	317,654
FRR Re-REMIC Trust 0.422% due 10/27/46 ~	100,000	97,471
Government National Mortgage Association 2.756% due 11/16/47 §	55,640	58,141
Government National Mortgage Association (IO)
0.409% due 01/16/53 §	5,294,841	75,953
0.545% due 04/16/47 §	2,811,491	53,555

	Principal Amount	Value
GS Mortgage Securities Trust 1.223% (USD LIBOR + 1.150%) due 05/15/26 ~ §	$570,000	$571,229
1.623% (USD LIBOR + 1.300%) due 09/15/31 ~ §	1,120,000	1,040,845
5.622% due 11/10/39	93,803	31,759
JP Morgan Chase Commercial Mortgage Securities Trust
3.075% (USD LIBOR + 3.000%) due 01/16/37 ~ §	323,000	308,633
4.075% (USD LIBOR + 4.000%) due 01/16/37 ~ §	255,000	240,387
4.323% (USD LIBOR + 4.250%) due 12/15/36 ~ §	280,000	247,651
6.059% due 02/12/49 §	47,608	54,288
6.823% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	236,352
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	192,244
MF1 Ltd (Cayman) 2.174% (USD LIBOR + 2.050%) due 07/15/35 ~ §	1,007,690	1,020,656
MHC Trust 0.923% (USD LIBOR + 0.850%) due 05/15/23 ~ §	620,000	622,206
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	22,978	11,425
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	412,845
PFP Ltd (Cayman) 1.475% (USD LIBOR + 1.400%) due 04/14/38 ~ §	262,000	262,265
SLG Office Trust 2.585% due 07/15/41 ~	235,000	245,490
VASA Trust 0.973% (USD LIBOR + 0.900%) due 07/15/39 ~ §	610,000	611,176
VLS Commercial Mortgage Trust 2.453% due 10/10/42 ~	390,000	396,021
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	122,047	124,340
Wells Fargo Commercial Mortgage Trust 1.223% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	201,286
Wells Fargo Commercial Mortgage Trust (IO) 1.397% due 03/15/50 §	4,614,914	266,354
WFRBS Commercial Mortgage Trust 3.841% due 06/15/46 §	240,000	248,408

		23,582,675

Collateralized Mortgage Obligations - Residential - 7.7%

Alternative Loan Trust
0.432% (USD LIBOR + 0.340%) due 07/25/46 §	34,516	58,421
0.512% (USD LIBOR + 0.420%) due 05/25/35 §	202,233	196,904
2.504% due 06/25/37 §	52,309	47,694
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,339,742	353,078
Anchor Mortgage Trust 2.600% due 10/25/26 ~	340,000	344,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Banc of America Funding Trust 2.852% due 05/25/35 §	$11,722	$11,879
Bayview Financing Trust 3.152% due 11/10/22 ±	356,513	356,513
BCAP LLC Trust
0.492% due 03/28/37 ~ §	1,124,313	1,118,729
4.824% due 03/26/37 ~	25,813	26,033
Bear Stearns Adjustable Rate Mortgage Trust
2.723% due 08/25/33 §	18,357	18,496
2.849% due 01/25/35 §	192,376	201,396
3.049% due 10/25/36 §	3,474	3,418
Bear Stearns ALT-A Trust
2.624% due 05/25/35 §	11,288	11,570
3.089% due 11/25/36 §	41,711	28,045
BVRT Financing Trust 1.863% due 11/10/32 ~ ±	167,606	167,606
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	290,427
CFMT LLC
0.946% due 12/26/30 ~ §	336,522	337,328
1.374% due 02/25/31 ~ §	665,000	662,894
Chase Mortgage Finance Trust 2.485% due 02/25/37 §	107,854	110,026
3.206% due 09/25/36 §	45,276	41,381
ChaseFlex Trust 0.392% (USD LIBOR + 0.300%) due 08/25/37 §	269,569	251,554
Chevy Chase Funding LLC
0.342% (USD LIBOR + 0.250%) due 08/25/35 ~ §	10,507	10,816
0.634% due 05/25/35 ~ §	665,978	605,101
Citigroup Mortgage Loan Trust Inc 2.210% (US Treasury + 2.150%) due 09/25/35 §	4,452	4,656
Countrywide Home Loan Mortgage Pass-Through Trust 0.732% (USD LIBOR + 0.640%) due 03/25/35 §	6,887	6,843
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	31,715	29,973
CSMC Trust
1.538% due 02/25/66 ~ §	549,245	549,896
1.668% due 09/27/60 ~ §	639,390	641,984
1.851% (USD LIBOR + 1.750%) due 07/25/47 ~ §	194,576	196,324
2.000% due 01/25/60 ~ §	568,615	577,297
Downey Saving & Loan Association Mortgage Loan Trust 0.273% (USD LIBOR + 0.180%) due 04/19/47 §	75,173	69,653
Eurosail-UK PLC (United Kingdom) 1.034% (GBP LIBOR + 0.950%) due 06/13/45 ~ §	GBP 523,551	725,791
Fannie Mae
1.625% (US PRIME - 1.625%) due 11/25/23 §	$25,393	25,445
3.500% due 11/25/57	1,111,726	1,185,945
5.500% due 04/25/35	299,729	343,931

	Principal Amount	Value
Fannie Mae (IO)
4.000% due 03/25/43	$153,231	$16,255
4.000% due 04/25/43	650,247	75,298
5.909% (6.000% - USD LIBOR) due 11/25/45 §	1,168,535	237,364
6.009% (6.100% - USD LIBOR) due 09/25/46 §	323,559	58,384
Fannie Mae Connecticut Avenue Securities
2.442% (USD LIBOR + 2.350%) due 01/25/31 §	263,530	266,982
4.092% (USD LIBOR + 4.000%) due 05/25/30 §	450,000	469,907
FMC GMSR Issuer Trust
3.650% due 02/25/24 ± §	630,000	630,076
4.450% due 01/25/26 ~ §	500,000	503,696
Freddie Mac (IO)
2.000% due 10/25/50	96,393	12,584
2.500% due 09/25/50	94,899	14,421
3.500% due 04/15/43	194,208	25,075
4.000% due 04/15/43	107,281	4,741
6.027% (6.100% - USD LIBOR) due 08/15/44 §	168,530	36,944
Freddie Mac REMICS
3.000% due 08/15/48	80,230	83,223
8.000% due 04/15/30	49,617	58,678
Freddie Mac REMICS (IO) 2.500% due 09/25/50	87,338	12,095
Freddie Mac Structured Agency Credit Risk Debt Notes
2.318% (SOFR + 2.300%) due 08/25/33 ~ §	620,000	636,873
2.392% (USD LIBOR + 2.300%) due 01/25/50 ~ §	160,000	160,193
3.242% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,123,661
4.092% (USD LIBOR + 4.000%) due 08/25/24 §	150,596	153,761
Government National Mortgage Association
0.407% (USD LIBOR + 0.300%) due 05/20/68 §	321,385	321,744
0.543% (USD LIBOR + 0.450%) due 07/20/70 §	344,090	348,468
0.607% (USD LIBOR + 0.500%) due 06/20/69 §	171,520	173,180
0.707% (USD LIBOR + 0.600%) due 07/20/65 §	698,078	706,124
0.907% (USD LIBOR + 0.800%) due 06/20/66 §	594,393	605,169
0.907% (USD LIBOR + 0.800%) due 07/20/66 §	974,409	991,112
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	576,518	585,560
1.373% (USD LIBOR + 1.280%) due 01/20/71 §	1,001,242	1,068,467
1.373% (USD LIBOR + 1.280%) due 02/20/71 §	690,590	737,852
3.032% due 09/20/66 §	704,711	749,637
Government National Mortgage Association (IO)
0.637% due 03/20/71 §	10,743,884	586,809
2.500% due 08/20/50	193,999	26,717

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.500% due 09/20/50	$97,167	$13,395
2.500% due 10/20/50	195,191	26,544
4.000% due 11/20/44	521,346	71,009
4.500% due 11/16/45	201,782	35,702
6.025% (6.100% - USD LIBOR) due 10/16/46 §	178,483	50,993
6.057% (6.150% - USD LIBOR) due 02/20/46 §	1,042,730	217,962
Great Hall Mortgages PLC (United Kingdom) 0.255% (USD LIBOR + 0.130%) due 06/18/39 ~ §	193,288	190,688
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	613,658
GSR Mortgage Loan Trust
6.000% due 11/25/35	451,247	297,053
6.000% due 07/25/37	223,515	194,038
HarborView Mortgage Loan Trust
0.252% (0.320% - USD LIBOR) due 05/25/38 §	234,195	213,298
0.433% (USD LIBOR + 0.340%) due 12/19/36 §	135,484	128,518
0.533% (USD LIBOR + 0.440%) due 05/19/35 §	185,515	179,114
2.622% due 02/25/36 §	39,777	17,838
3.055% due 08/19/36 §	93,515	92,587
Hawksmoor Mortgages (United Kingdom) 1.099% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 1,100,501	1,530,131
JP Morgan Mortgage Trust
2.696% due 07/25/35 §	$15,534	16,138
3.500% due 10/25/48 ~ §	538,955	545,748
5.750% due 01/25/36	12,247	8,364
Ludgate Funding PLC (United Kingdom) 0.236% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 416,266	556,790
Merrill Lynch Mortgage Investors Trust 2.249% due 11/25/35 §	$235,500	237,984
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	693,335	724,508
Morgan Stanley Resecuritization Trust 0.838% (US FED + 0.710%) due 12/27/46 ~ §	1,639,444	1,475,015
MRA Issuance Trust 1.842% (USD LIBOR + 1.750%) due 10/08/21 ~ §	460,000	460,405
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	176,958	178,880
3.500% due 12/25/57 ~ §	673,436	700,242
Nomura Resecuritization Trust 6.251% due 06/26/35 ~ §	1,839,072	1,851,532
OBX Trust 0.742% (USD LIBOR + 0.650%) due 06/25/57 ~ §	663,880	665,223
PRPM LLC 2.115% due 01/25/26 ~ §	336,329	337,273
Radnor RE Ltd (Bermuda) 2.710% (SOFR + 2.700%) due 12/27/33 ~ §	590,000	591,827

	Principal Amount	Value
RALI Trust 6.000% due 03/25/37	$764,476	$735,419
RBSSP Resecuritization Trust 2.254% due 12/25/35 ~ §	22,312	22,400
Reperforming Loan REMIC Trust
0.432% (USD LIBOR + 0.340%) due 06/25/35 ~ §	23,227	22,347
0.432% (USD LIBOR + 0.340%) due 01/25/36 ~ §	133,650	130,583
Ripon Mortgages PLC (United Kingdom) 0.881% (GBP LIBOR + 0.800%) due 08/20/56 ~ §	GBP 609,955	846,528
Seasoned Credit Risk Transfer Trust
3.500% due 05/25/57	$346,106	368,614
3.500% due 06/25/57	356,694	381,182
4.250% due 09/25/60 ~	620,000	639,728
Silverstone Master Issuer PLC (United Kingdom) 0.756% (USD LIBOR + 0.570%) due 01/21/70 ~ §	571,500	572,450
Towd Point Mortgage Funding PLC (United Kingdom)
0.049% (SONIA + 0.900%) due 05/20/45 ~ §	GBP 1,208,870	1,680,384
0.949% (SONIA + 0.900%) due 07/20/45 ~ §	1,294,035	1,797,879
1.111% (GBP LIBOR + 1.025%) due 10/20/51 ~ §	969,405	1,351,614
Tower Bridge Funding No 3 PLC (United Kingdom) 1.281% (GBP LIBOR + 1.200%) due 12/20/61 ~ §	317,598	440,609
Two 4.000% (USD LIBOR + 3.000%) due 03/25/22 ± §	$500,000	500,000
VOLT XCII LLC 1.893% due 02/27/51 ~	131,938	132,077
VOLT XCIII LLC 1.893% due 02/27/51 ~	509,901	509,828
VOLT XCIV LLC 2.240% due 02/27/51 ~	344,110	344,792
WaMu Mortgage Pass-Through Certificates Trust 3.115% due 02/25/37 §	104,027	103,409

		43,894,969

Fannie Mae - 12.0%

due 07/01/36 - 09/01/51 #	10,085,000	10,428,070
due 08/01/51 #	9,710,000	10,024,816
due 08/01/51 #	10,200,000	10,279,688
0.970% due 07/01/27	1,191,014	1,176,286
1.090% due 04/01/28	506,000	499,342
1.275% due 04/01/30	744,974	735,229
1.318% (US FED + 1.200%) due 10/01/44 §	6,235	6,370
1.370% due 03/01/30	660,000	655,557
1.410% due 12/01/30	1,210,000	1,200,409
1.440% due 01/01/31	1,142,000	1,138,492
1.460% due 12/01/30	715,000	712,513
1.560% due 01/01/31	500,000	502,076
1.930% (USD LIBOR + 1.507%) due 11/01/32 §	25,152	25,131
2.000% due 01/01/51 - 04/01/51	2,558,144	2,588,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
2.112% (USD LIBOR + 1.737%) due 12/01/35 §	$4,460	$4,468
2.293% (US Treasury + 2.043%) due 09/01/35 §	12,139	12,369
2.310% due 08/01/22	481,564	487,654
2.500% due 09/01/36 - 06/01/51	2,554,508	2,663,607
2.550% due 10/01/30	160,000	172,385
2.561% (US Treasury + 2.360%) due 11/01/34 §	17,830	19,029
2.790% due 08/01/29	100,000	109,389
2.810% due 04/01/25	30,000	32,172
3.000% due 09/01/21 - 07/01/60	5,600,361	5,903,106
3.160% due 05/01/29	38,926	43,438
3.500% due 12/01/34 - 03/01/60	7,150,359	7,693,651
3.610% due 01/01/37	480,677	545,655
4.000% due 06/01/25 - 06/01/57	3,830,628	4,123,895
4.038% (US FED + 1.926%) due 12/01/36 §	1,201	1,283
4.500% due 06/01/24 - 09/01/57	2,932,652	3,194,745
5.000% due 02/01/35 - 01/01/59	923,891	1,030,426
5.500% due 07/01/21 - 05/01/58	1,534,321	1,783,656
6.000% due 02/01/33 - 07/01/41	179,890	212,668

		68,005,970

Freddie Mac - 1.7%

1.500% due 03/01/51	394,169	382,166
1.947% (USD LIBOR + 1.345%) due 09/01/35 §	3,357	3,516
1.983% (USD LIBOR + 1.728%) due 06/01/35 §	29,479	31,246
2.000% due 11/01/50 - 06/01/51	1,779,025	1,801,029
2.375% (US Treasury + 2.250%) due 04/01/32 §	6,073	6,127
2.404% (US Treasury + 2.250%) due 11/01/31 §	960	968
2.464% (USD LIBOR + 1.870%) due 09/01/35 §	8,813	8,888
2.500% due 12/01/50 - 01/01/51	290,797	302,960
3.000% due 09/01/32 - 07/01/50	1,740,677	1,843,364
3.500% due 04/01/33 - 06/01/50	1,276,414	1,369,481
4.000% due 11/01/33 - 04/01/49	2,479,154	2,671,620
4.500% due 11/01/44	79,384	88,103
5.000% due 08/01/48 - 03/01/50	532,810	584,505
5.500% due 03/01/23 - 05/01/40	348,713	405,005
6.000% due 03/01/23	2,240	2,510

		9,501,488

Government National Mortgage Association - 2.9%

due 07/20/51 #	2,400,000	2,493,268
2.000% due 12/20/50	390,505	398,315
2.500% due 12/20/50 - 01/20/51	3,511,232	3,648,769
2.932% due 10/20/70 §	449,701	481,099
3.000% due 09/15/42 - 12/20/50	2,087,553	2,224,349
3.500% due 03/20/45 - 01/20/51	4,042,118	4,344,887
4.000% due 11/20/47 - 08/20/50	1,619,997	1,717,146
4.500% due 06/20/48 - 02/20/50	1,118,172	1,198,056
5.000% due 10/15/38 - 01/20/49	187,279	209,152

		16,715,041

Total Mortgage-Backed Securities (Cost $162,709,779)		161,700,143

	Principal Amount	Value
ASSET-BACKED SECURITIES - 6.7%

AccessLex Institute 0.447% (USD LIBOR + 0.300%) due 05/25/36 §	$646,929	$639,002
ACE Securities Corp Home Equity Loan Trust 1.067% (USD LIBOR + 0.975%) due 07/25/35 §	291,063	291,219
ACRES Commercial Realty Ltd 1.273% (USD LIBOR + 1.200%) due 06/15/36 ~ §	470,000	470,998
Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	306,904	306,457
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	329,827
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	539,077
Ameriquest Mortgage Securities Inc
0.962% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	248,777
2.147% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	362,790
AMSR Trust 2.006% due 11/17/37 ~	365,000	363,159
Applebee’s Funding LLC 4.194% due 06/07/49 ~	267,975	275,857
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	220,913
Argent Securities Inc
0.912% (USD LIBOR + 0.820%) due 02/25/34 §	500,698	488,014
1.217% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	472,492
Asset-Backed Funding Certificates Trust 0.792% (USD LIBOR + 0.700%) due 06/25/34 §	42,597	41,965
Basic Asset-Backed Securities Trust 0.712% (USD LIBOR + 0.620%) due 04/25/36 §	143,931	143,746
Bear Stearns Asset-Backed Securities I Trust
0.292% (USD LIBOR + 0.200%) due 12/25/36 §	81,593	81,594
0.332% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,755	1,194,160
1.097% (USD LIBOR + 1.005%) due 06/25/35 §	211,236	209,983
Business Jet Securities LLC
2.918% due 04/15/36 ~	298,370	301,559
2.981% due 11/15/35 ~	520,284	530,650
Carlyle Global Market Strategies CLO Ltd due 08/14/30 # ~	300,000	300,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	$99,750	$102,552
CBAM Ltd (Cayman)
1.210% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	800,633
1.420% (USD LIBOR + 1.230%) due 10/17/29 ~ §	1,000,000	1,000,706
Citigroup Mortgage Loan Trust 0.542% (USD LIBOR + 0.450%) due 11/25/45 ~ §	175,632	175,256
CLNC Ltd (Cayman) 1.374% (USD LIBOR + 1.250%) due 08/20/35 ~ §	900,000	900,585
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	373,309
Countrywide Asset-Backed Certificates
0.232% (USD LIBOR + 0.140%) due 07/25/37 §	278,999	264,627
0.692% (USD LIBOR + 0.600%) due 06/25/36 §	396,423	393,422
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	665,000	667,080
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	116,144
DataBank Issuer 2.060% due 02/27/51 ~	250,000	253,750
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	227,279	241,458
Drive Auto Receivables Trust 3.180% due 10/15/26	575,000	598,360
Finance of America HECM Buyout
0.875% due 02/25/31 ~ §	412,819	413,430
1.588% due 02/25/31 ~ §	200,000	199,519
First Franklin Mortgage Loan Trust 0.212% (USD LIBOR + 0.120%) due 11/25/36 §	626,107	599,309
Foundation Finance Trust 1.270% due 05/15/41 ~	279,743	280,311
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	210,551
Freed ABS Trust 0.660% due 03/20/28 ~	540,908	541,322
Freedom 4.900% due 03/25/22 ± §	500,000	500,000
Gallatin CLO IX Ltd (Cayman) 1.236% (USD LIBOR + 1.050%) due 01/21/28 ~ §	416,615	416,719
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	504,030
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	150,000	150,551
1.140% due 11/17/25 ~	145,000	145,778
1.640% due 10/15/26 ~	75,000	75,448

	Principal Amount	Value
GSAA Home Equity Trust
0.192% (USD LIBOR + 0.200%) due 03/25/37 §	$409,379	$166,868
1.142% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	266,410
6.000% due 08/25/47	200,850	196,929
Hertz Vehicle Financing II LP
2.960% due 10/25/21 ~	95,412	95,865
3.940% due 03/25/22 ~	230,000	229,326
Hildene Community Funding CDO Ltd (Cayman) 3.250% due 11/01/35 ~	280,000	280,000
Home Equity Asset Trust
0.992% (USD LIBOR + 0.900%) due 11/25/34 §	146,757	147,051
1.037% (USD LIBOR + 0.945%) due 12/25/35 §	620,000	615,241
Jamestown CLO XV Ltd (Cayman) 1.524% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,101,693
LFT CRE Ltd (Cayman) 2.050% (USD LIBOR + 1.950%) due 06/15/39 ~ §	250,000	250,875
LoanCore Issuer Ltd (Cayman) 1.203% (USD LIBOR + 1.130%) due 05/15/28 ~ §	173,083	173,083
LP LMS 3.228% due 10/15/28 ~ ±	419,303	419,516
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	430,000	441,062
Mastr Asset-Backed Securities Trust 0.312% (USD LIBOR + 0.220%) due 10/25/36 §	611,210	275,940
Merrill Lynch Mortgage Investors Trust 0.412% (USD LIBOR + 0.320%) due 04/25/37 §	364,927	246,486
National Collegiate Student Loan Trust 0.452% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	821,345
Navient Student Loan Trust
1.242% (USD LIBOR + 1.150%) due 07/26/66 ~ §	150,000	154,033
1.442% (USD LIBOR + 1.350%) due 06/25/65 ~ §	302,956	310,350
New Century Home Equity Loan Trust 0.812% (USD LIBOR + 0.720%) due 10/25/35 §	869,898	863,870
NRZ Excess Spread-Collateralized Notes 3.844% due 12/25/25 ~	334,684	338,329
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	197,965	201,094
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	128,748
Oportun Funding LLC 2.200% due 05/15/24 ~	301,994	303,491
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	105,363
Option One Mortgage Loan Trust 0.222% (USD LIBOR + 0.130%) due 07/25/37 §	831,418	670,111
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	652,367	653,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Progress Residential Trust 2.106% due 04/17/38 ~	$565,000	$559,386
RASC Trust 0.432% (USD LIBOR + 0.340%) due 04/25/37 §	200,000	193,438
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	198,009
3.040% due 03/17/31 ~	191,000	189,778
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	99,839
SBA Small Business Investment Cos 3.548% due 09/10/28	213,872	231,520
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	342,498
Securitized Asset-Backed Receivables LLC Trust
0.222% (USD LIBOR + 0.130%) due 05/25/37 §	66,168	56,731
0.372% (USD LIBOR + 0.280%) due 05/25/36 §	160,399	109,389
SLM Student Loan Trust
0.346% (USD LIBOR + 0.170%) due 01/25/40 §	600,000	584,835
0.789% (USD LIBOR + 0.670%) due 12/17/68 ~ §	620,000	622,736
SMB Private Education Loan Trust
1.573% (USD LIBOR + 1.500%) due 04/15/32 ~ §	550,000	555,379
1.590% due 01/15/53 ~	340,000	339,765
2.310% due 01/15/53 ~	150,000	152,335
Soundview Home Loan Trust 0.412% (USD LIBOR + 0.320%) due 11/25/36 §	229,565	229,255
Structured Asset Investment Loan Trust 0.812% (USD LIBOR + 0.720%) due 07/25/35 §	239,117	237,557
STWD Ltd (Cayman) 1.204% (USD LIBOR + 1.080%) due 07/15/38 ~ §	900,000	901,350
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	189,640	200,103
Towd Point Mortgage Trust
3.241% due 10/25/53 ~ §	300,000	325,387
3.250% due 10/25/57 ~ §	180,000	190,247
3.434% due 11/25/60 ~ §	610,000	633,870
4.000% due 11/25/47 ~	271,008	274,235
TRTX Issuer Ltd (Cayman) 1.274% (USD LIBOR + 1.150%) due 10/15/34 ~ §	900,000	900,270
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	450,600
United States Small Business Administration
2.690% due 07/01/44	55,914	60,235
2.980% due 04/01/39	53,427	57,995
Upstart Securitization Trust 0.870% due 03/20/31 ~	375,272	376,126

	Principal Amount	Value
VCAT LLC 2.289% due 12/26/50 ~	$608,876	$611,082
Wachovia Mortgage Loan Trust 0.782% (USD LIBOR + 0.690%) due 10/25/35 §	1,015,554	981,073
Zais CLO 1 Ltd (Cayman) 1.334% (USD LIBOR + 1.150%) due 04/15/28 ~ §	220,665	220,957

Total Asset-Backed Securities (Cost $36,547,523)		38,080,131

U.S. TREASURY OBLIGATIONS - 18.8%

U.S. Treasury Bonds - 9.5%

1.125% due 08/15/40	920,000	791,775
1.250% due 05/15/50	5,280,000	4,312,894
1.375% due 08/15/50	7,170,000	6,046,607
1.625% due 11/15/50	20,450,000	18,373,047
1.647% due 05/15/31	1,450,000	1,233,934
1.875% due 02/15/41	2,945,000	2,883,799
1.875% due 02/15/51	4,710,000	4,496,578
2.000% due 02/15/50	960,000	943,425
2.250% due 08/15/46	50,000	51,715
2.375% due 05/15/51	1,600,000	1,708,625
2.875% due 05/15/43	2,700,000	3,106,055
2.875% due 08/15/45	1,300,000	1,503,227
3.000% due 05/15/42	1,800,000	2,107,687
3.000% due 08/15/48	300,000	358,289
3.125% due 02/15/43	1,300,000	1,553,703
3.125% due 08/15/44	1,800,000	2,160,773
3.375% due 05/15/44	900,000	1,122,504
3.625% due 02/15/44	69,000	89,207
4.250% due 05/15/39	200,000	273,758
4.625% due 02/15/40	400,000	574,312

		53,691,914

U.S. Treasury Inflation Protected Securities - 0.4%

1.375% due 02/15/44 ^	905,229	1,251,037
2.125% due 02/15/40 ^	259,468	387,254
2.125% due 02/15/41 ^	560,956	846,404

		2,484,695

U.S. Treasury Notes - 8.9%

0.125% due 10/15/23	3,870,000	3,854,127
0.250% due 11/15/23	10,000	9,985
0.250% due 05/31/25	480,000	472,031
0.250% due 06/30/25	1,500,000	1,473,691
0.250% due 07/31/25	4,000,000	3,925,234
0.250% due 10/31/25	4,620,000	4,517,855
0.375% due 11/30/25	210,000	206,251
0.375% due 01/31/26	130,000	127,415
0.500% due 02/28/26	11,540,000	11,367,125
0.500% due 10/31/27	1,675,000	1,610,814
0.625% due 11/30/27	1,320,000	1,278,028
0.625% due 05/15/30	1,000,000	934,883
0.750% due 03/31/26	180,000	179,220
0.750% due 04/30/26	3,100,000	3,084,621
1.125% due 02/29/28	3,800,000	3,789,313
1.250% due 03/31/28	670,000	672,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
1.250% due 04/30/28	$3,950,000	$3,962,961
1.250% due 05/31/28	2,310,000	2,316,136
1.250% due 06/30/28	2,310,000	2,313,790
1.625% due 05/15/31	1,170,000	1,188,098
1.750% due 07/31/24	3,400,000	3,533,875

		50,818,201

Total U.S. Treasury Obligations (Cost $107,947,183)		106,994,810

FOREIGN GOVERNMENT BONDS & NOTES - 5.6%

Abu Dhabi Government International (United Arab Emirates) 3.125% due 09/30/49 ~	1,030,000	1,053,536
Argentine Republic Government International (Argentina)
0.500% due 07/09/30	417,100	150,452
1.000% due 07/09/29	18,460	7,037
2.500% due 07/09/41	250,000	89,625
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/23	BRL 940,000	196,595
10.000% due 01/01/25	7,112,000	1,515,740
Brazilian Government (Brazil)
4.625% due 01/13/28	$270,000	292,252
5.625% due 01/07/41	120,000	130,876
5.625% due 02/21/47	900,000	983,048
Chile Government (Chile) 2.550% due 01/27/32	200,000	204,900
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	478,403
3.380% due 11/21/24 ~	500,000	79,525
3.390% due 05/21/25 ~	1,000,000	159,392
Colombia Government (Colombia)
4.000% due 02/26/24	$300,000	318,230
4.125% due 02/22/42	200,000	195,300
4.500% due 01/28/26	300,000	328,142
5.625% due 02/26/44	200,000	227,160
Egypt Government (Egypt) 5.577% due 02/21/23 ~	200,000	210,505
Indonesia Government (Indonesia) 3.500% due 01/11/28	900,000	984,602
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 30,036,000,000	2,058,605
7.000% due 05/15/27	14,454,000,000	1,058,232
7.500% due 06/15/35	1,622,000,000	115,777
Israel Government (Israel) 4.125% due 01/17/48	$600,000	723,445
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 289,979,786	2,666,316
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	$380,000	380,713
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	270,000	301,614
Mexican Bonos (Mexico)
7.750% due 11/13/42	MXN 104,460,000	5,391,543
8.000% due 11/07/47	31,600,000	1,673,607
8.500% due 05/31/29	2,780,000	153,601
Mexico Government (Mexico) 2.659% due 05/24/31	$200,000	195,878

	Principal Amount	Value
3.771% due 05/24/61	$200,000	$186,525
4.125% due 01/21/26	200,000	226,238
4.350% due 01/15/47	500,000	523,510
4.500% due 01/31/50	200,000	213,060
Panama Government (Panama)
2.252% due 09/29/32	300,000	288,315
4.500% due 04/16/50	200,000	227,630
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	818,191
Peruvian Government (Peru)
5.625% due 11/18/50	$95,000	131,042
5.940% due 02/12/29 ~	PEN 1,300,000	369,930
6.350% due 08/12/28 ~	2,000,000	582,231
6.550% due 03/14/37	$350,000	483,194
Qatar Government (Qatar) 4.817% due 03/14/49 ~	800,000	1,032,063
Republic of Poland Government (Poland) 4.000% due 01/22/24	370,000	402,997
Russian Federal (Russia)
6.900% due 05/23/29	RUB 34,809,000	474,254
7.000% due 08/16/23	26,040,000	358,179
7.050% due 01/19/28	107,902,000	1,486,428
7.250% due 05/10/34	5,970,000	82,804
7.650% due 04/10/30	39,790,000	566,484
7.700% due 03/16/39	65,580,000	949,302

Total Foreign Government Bonds & Notes (Cost $32,319,638)		31,727,028

MUNICIPAL BONDS - 0.2%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$95,000	96,787
New York State Urban Development Corp 1.346% due 03/15/26	700,000	707,325
Regents of the University of California Medical Center Pooled Revenue 3.706% due 05/15/20	120,000	129,962
State of California 7.625% due 03/01/40	180,000	303,563

Total Municipal Bonds (Cost $1,225,019)		1,237,637

SHORT-TERM INVESTMENTS - 8.5%

U. S. Government Agency Issue - 0.3%

Federal Home Loan Banks
0.040% due 09/03/21	1,100,000	1,099,922
0.040% due 09/24/21	610,000	609,942

		1,709,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Corporate Notes - 0.1%

Pacific Gas and Electric Co 1.531% (USD LIBOR + 1.375%) due 11/15/21 §	$330,000	$330,695

Foreign Government Issues - 0.0%

Letras de la Nacion Argentina con Ajuste por CER (Argentina) 0.895% due 09/13/21 ^ Ω	ARS 759,187	5,859

	Shares
Money Market Fund - 4.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	26,954,157	26,954,157

	Principal Amount
U.S. Cash Management Bills - 2.4%

0.026% due 07/06/21	$2,300,000	2,299,990
0.040% due 07/27/21	200,000	199,994
0.043% due 07/20/21	9,800,000	9,799,767
0.047% due 08/31/21	600,000	599,952
0.050% due 10/19/21	500,000	499,924

		13,399,627

U.S. Treasury Bills - 1.0%

0.039% due 08/26/21	400,000	399,975
0.041% due 07/22/21	1,300,000	1,299,968
0.041% due 08/03/21	2,200,000	2,199,916
0.045% due 09/23/21	900,000	899,905
0.047% due 09/02/21	800,000	799,933

		5,599,697

Total Short-Term Investments (Cost $48,002,424)		47,999,899

TOTAL INVESTMENTS - 104.7% (Cost $588,534,860)		594,817,415

TOTAL SECURITIES SOLD SHORT - (0.4%) (PROCEEDS $2,138,750)		(2,129,844)

DERIVATIVES - 0.4%		1,884,660

OTHER ASSETS & LIABILITIES, NET - (4.7%)		(26,534,837)

NET ASSETS - 100.0%		$568,037,394

Notes to Schedule of Investments

(a)

An investment with a value of $5,859 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Securities sold short outstanding as of June 30, 2021 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.4%)

Fannie Mae 4.000% due 07/01/51	$2,000,000	($2,129,844)

Total Securities Sold Short (Proceeds $2,138,750)		($2,129,844)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/21	48	$3,713,454	$3,599,040	($114,414)
Australia 10-Year Bonds	09/21	36	3,802,463	3,811,849	9,386
CAD FX	09/21	20	1,654,846	1,612,400	(42,446)
EUR FX	09/21	48	7,325,737	7,119,000	(206,737)
Euro-Bobl	09/21	7	1,111,829	1,113,479	1,650
Eurodollar	03/22	142	35,407,998	35,429,000	21,002
Eurodollar	09/23	13	3,219,540	3,217,500	(2,040)
Eurodollar	12/23	370	91,492,665	91,459,375	(33,290)
Euro-OAT	09/21	13	2,423,858	2,451,562	27,704
JPY FX	09/21	18	2,053,800	2,026,575	(27,225)
Long Gilt	09/21	1	175,155	177,201	2,046
MXN FX	09/21	46	1,156,315	1,143,100	(13,215)
RUB FX	09/21	5	170,638	168,813	(1,825)
U.S. Treasury 5-Year Notes	09/21	592	73,212,826	73,070,376	(142,450)
U.S. Treasury 10-Year Notes	09/21	166	21,945,174	21,995,000	49,826
U.S. Treasury Long Bonds	09/21	418	65,300,991	67,193,500	1,892,509

					1,420,481

Short Futures Outstanding
Euro-Bund	09/21	85	17,244,822	17,397,146	(152,324)
Euro-Buxl	09/21	6	1,409,516	1,445,951	(36,435)
Eurodollar	12/21	308	76,813,041	76,842,150	(29,109)
GBP FX	09/21	2	176,471	172,563	3,908
Japan 10-Year Bonds	09/21	3	4,088,506	4,096,224	(7,718)
Long Gilt	09/21	2	350,941	354,401	(3,460)
U.S. Treasury 2-Year Notes	09/21	63	13,899,305	13,880,180	19,125
U.S. Treasury 10-Year Notes	09/21	309	40,793,332	40,942,500	(149,168)
U.S. Treasury Long Bonds	09/21	1	156,116	160,750	(4,634)
U.S. Ultra Long Bonds	09/21	31	5,821,994	5,973,313	(151,319)

					(511,134)

Total Futures Contracts					$909,347

(d)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,206,925	USD	923,824	07/21	CIT	$—	($18,602)
BRL	4,465,032	USD	844,243	07/21	BRC	53,278	—
BRL	960,000	USD	171,392	07/21	CIT	21,234	—
BRL	2,651,707	USD	465,015	07/21	MSC	67,055	—
BRL	4,465,032	USD	902,665	08/21	SCB	—	(8,241)
CAD	11,228,819	USD	8,969,453	07/21	CIT	88,879	—
CLP	316,624,149	USD	442,311	11/21	DUB	—	(13,001)
EUR	55,000	USD	65,609	07/21	HSB	—	(390)
EUR	310,000	USD	378,960	07/21	GSC	—	(11,233)
GBP	2,623,471	USD	3,604,898	07/21	GSC	24,358	—
GBP	94,000	USD	132,292	08/21	BRC	—	(2,247)
IDR	36,838,359,174	USD	2,509,254	07/21	JPM	19,033	—
INR	32,903,342	USD	442,398	07/21	CIT	—	(819)
JPY	155,358,283	USD	1,413,736	07/21	MSC	—	(15,090)
MXN	15,638,000	USD	743,626	09/21	HSB	34,593	—
PEN	1,275,180	USD	320,357	07/21	SCB	11,215	—
RUB	169,200,000	USD	2,164,264	07/21	CIT	142,043	—
RUB	142,357,313	USD	1,816,492	07/21	GSC	123,932	—
USD	611,748	AUD	791,000	07/21	HSB	18,531	—
USD	905,411	BRL	4,465,032	07/21	SCB	7,889	—
USD	610,178	BRL	3,132,290	07/21	GSC	—	(18,321)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,150,118	CNH	7,582,497	07/21	JPM	$—	($20,585)
USD	3,495,119	EUR	2,857,000	07/21	SCB	107,291	—
USD	6,246,036	EUR	5,233,280	07/21	BNP	38,238	—
USD	3,250,171	EUR	2,729,000	07/21	CIT	12,988	—
USD	3,325,071	EUR	2,802,000	08/21	SCB	274	—
USD	1,283,967	GBP	910,835	07/21	MSC	23,937	—
USD	10,574,218	GBP	7,480,000	08/21	HSB	225,916	—
USD	2,141,227	IDR	30,810,202,140	07/21	JPM	26,665	—
USD	80,991	JPY	8,800,000	08/21	HSB	1,749	—
USD	204,362	MXN	4,101,000	07/21	BRC	—	(1,014)
USD	4,179,529	MXN	84,775,680	07/21	CIT	—	(72,174)
USD	1,047,706	MXN	20,921,188	07/21	GSC	9,388	—
USD	220,735	MXN	4,420,348	07/21	JPM	—	(499)
USD	333,500	PEN	1,275,179	07/21	BRC	1,928	—
USD	320,631	PEN	1,275,180	09/21	SCB	—	(11,629)
USD	413,551	PEN	1,582,247	09/21	SCB	1,231	—
USD	896,172	PEN	3,311,802	10/21	HSB	33,425	—
USD	525,550	PEN	1,934,811	12/21	HSB	21,883	—
USD	172,248	RUB	12,450,000	07/21	CIT	2,546	—
USD	268,419	RUB	19,390,000	07/21	GSC	4,121	—
ZAR	4,736,125	USD	321,726	07/21	CIT	9,157	—

Total Forward Foreign Currency Contracts						$1,132,777	($193,845)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus USD	$1.19	07/06/21	BNP	$3,106,836	$37,851	$6,411
Put - JPY versus USD	JPY 107.45	07/08/21	CIT	3,090,000	18,679	18
Put - EUR versus USD	$1.21	07/20/21	GSC	1,150,000	13,662	646
Put - NOK versus USD	NOK 8.13	08/05/21	GSC	1,100,000	10,584	450
Put - NOK versus USD	8.14	08/09/21	CIT	1,050,000	9,807	593
Put - EUR versus USD	$1.23	08/11/21	BNP	3,210,000	23,460	689
Put - NOK versus USD	NOK 8.21	08/13/21	CIT	1,050,000	9,135	1,160
Put - EUR versus USD	$1.22	08/19/21	GSC	3,100,000	38,192	2,058

					$161,370	$12,025

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR-FX (07/21)	$1.22	07/09/21	CME	2	$303,750	$1,330	$13
Call - U.S. Treasury 10-Year Notes (08/21)	132.25	07/23/21	CME	2	264,500	972	1,344
Call - U.S. Treasury 30-Year Bonds (08/21)	159.00	07/23/21	CME	2	318,000	2,910	4,750
Call - U.S. Treasury 30-Year Bonds (08/21)	160.00	07/23/21	CME	1	160,000	1,252	1,734
Call - U.S. Treasury 30-Year Bonds (08/21)	160.50	07/23/21	CME	3	481,500	3,896	4,359
Call - EUR-FX (08/21)	1.19	08/06/21	CME	1	148,750	990	862
Call - AUD-FX (08/21)	75.00	08/06/21	CME	3	225,000	2,497	2,460
Call - JPY-FX (08/21)	90.50	08/06/21	CME	1	113,125	765	563
Call - GBP-FX (08/21)	139.00	08/06/21	CME	4	347,500	1,960	1,800

						16,572	17,885

Put - AUD-FX (07/21)	77.00	07/09/21	CME	1	77,000	733	2,040
Put - U.S. Treasury 10-Year Notes (08/21)	132.00	07/23/21	CME	1	132,000	502	328
Put - U.S. Treasury 30-Year Bonds (08/21)	160.00	07/23/21	CME	3	480,000	4,318	2,953
Put - U.S. Treasury 30-Year Bonds (08/21)	160.50	07/23/21	CME	2	321,000	2,472	2,406
Put - AUD-FX (08/21)	75.00	08/06/21	CME	1	75,000	822	840
Put - U.S. Treasury 10-Year Notes (09/21)	132.00	08/27/21	CME	2	264,000	1,597	1,344

						10,444	9,911

Total Options on Futures						$27,016	$27,796

Total Purchased Options						$188,386	$39,821

(f)	Premiums received and value of written options outstanding as of June 30, 2021 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/21)	$132.25	07/02/21	CME	5	$661,250	$1,163	($2,031)
Call - U.S. Treasury 30-Year Bonds (07/21)	159.00	07/02/21	CME	5	795,000	3,148	(9,141)
Call - U.S. Treasury 30-Year Bonds (07/21)	160.00	07/02/21	CME	4	640,000	1,649	(4,062)
Call - U.S. Treasury 30-Year Bonds (07/21)	161.00	07/02/21	CME	3	483,000	698	(1,406)
Call - CAD-FX (07/21)	83.00	07/09/21	CME	12	996,000	7,830	(60)
Call - CAD-FX (07/21)	83.50	07/09/21	CME	3	250,500	1,493	(15)
Call - GBP-FX (07/21)	142.00	07/09/21	CME	3	266,250	2,055	(19)
Call - GBP-FX (07/21)	142.50	07/09/21	CME	2	178,125	1,507	(12)
Call - U.S. Treasury 5-Year Notes (08/21)	123.50	07/23/21	CME	16	1,976,000	4,261	(3,875)
Call - U.S. Treasury 10-Year Notes (08/21)	132.00	07/23/21	CME	13	1,716,000	8,103	(10,766)
Call - U.S. Treasury 10-Year Notes (08/21)	132.50	07/23/21	CME	75	9,937,500	31,542	(39,844)
Call - U.S. Treasury 10-Year Notes (08/21)	133.00	07/23/21	CME	16	2,128,000	5,363	(5,000)
Call - U.S. Treasury 10-Year Notes (08/21)	133.50	07/23/21	CME	5	667,500	1,757	(859)
Call - U.S. Treasury 30-Year Bonds (08/21)	161.00	07/23/21	CME	5	805,000	6,929	(6,016)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 30-Year Bonds (08/21)	$161.50	07/23/21	CME	2	$323,000	$1,434	($2,000)
Call - U.S. Treasury 30-Year Bonds (08/21)	162.00	07/23/21	CME	9	1,458,000	11,734	(7,313)
Call - CAD-FX (08/21)	82.00	08/06/21	CME	1	82,000	398	(180)
Call - U.S. Treasury 30-Year Bonds (09/21)	160.00	08/27/21	CME	4	640,000	6,556	(10,250)
Call - U.S. Treasury 30-Year Bonds (09/21)	162.00	08/27/21	CME	5	810,000	6,648	(8,047)
Call - U.S. Treasury 30-Year Bonds (09/21)	165.00	08/27/21	CME	6	990,000	3,771	(4,500)
Call - Eurodollar (12/21)	99.13	12/10/21	CME	6	1,486,875	2,087	(1,125)
Call - Eurodollar (12/21)	99.25	12/10/21	CME	8	1,985,000	1,983	(800)

						112,109	(117,321)

Put - EUR-FX (07/21)	1.19	07/09/21	CME	2	297,500	1,395	(1,600)
Put - CAD-FX (07/21)	82.50	07/09/21	CME	4	330,000	2,310	(7,560)
Put - U.S. Treasury 5-Year Notes (08/21)	123.00	07/23/21	CME	10	1,230,000	2,326	(1,250)
Put - U.S. Treasury 5-Year Notes (08/21)	123.25	07/23/21	CME	8	986,000	2,674	(1,687)
Put - U.S. Treasury 5-Year Notes (08/21)	123.75	07/23/21	CME	10	1,237,500	1,858	(4,531)
Put - U.S. Treasury 30-Year Bonds (08/21)	157.00	07/23/21	CME	2	314,000	1,403	(438)
Put - U.S. Treasury 30-Year Bonds (08/21)	158.00	07/23/21	CME	9	1,422,000	6,687	(3,375)
Put - EUR-FX (08/21)	1.18	08/06/21	CME	3	442,500	2,367	(2,175)
Put - Eurodollar (12/21)	98.75	12/10/21	CME	8	1,975,000	4,246	(2,800)

						25,266	(25,416)

Total Options on Futures						$137,375	($142,737)

Total Written Options						$137,375	($142,737)

(g)	Swap agreements outstanding as of June 30, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 06/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.150%	EUR 400,000	$2,072	$2,801	($729)
Russian Federation	Q	1.000%	12/20/24	JPM	0.579%	$400,000	5,955	1,972	3,983

							8,027	4,773	3,254

				Exchange
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	1.884%	EUR 800,000	(28,292)	(4,034)	(24,258)
General Electric Co	Q	1.000%	06/20/26	ICE	0.718%	$400,000	5,618	2,736	2,882

							(22,674)	(1,298)	(21,376)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($14,647)	$3,475	($18,122)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 36 5Y	Q	1.000%	06/20/26	ICE	$38,230,000	$984,757	$842,876	$141,881
CDX HY 36 5Y	Q	5.000%	06/20/26	ICE	5,540,000	574,946	470,084	104,862
CDX iTraxx Main 35 5Y	Q	5.000%	06/20/26	ICE	EUR 2,700,000	402,643	368,707	33,936

						$1,962,346	$1,681,667	$280,679

Total Credit Default Swaps						$1,947,699	$1,685,142	$262,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	BRL 5,712,000	$1,666	$2,294	($628)
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	667	—	667

						2,333	2,294	39

			Exchange
3.350%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	50,000,000	(87,651)	2,683	(90,334)
3.700%	Brazil CETIP Interbank	Z / Z	CME	01/03/22	32,000,000	(46,154)	(1,092)	(45,062)
0.190%	3-Month USD-LIBOR	S / Q	CME	06/15/22	$5,492,000	981	(25)	1,006
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	31,115	—	31,115
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 1,395,000,000	49,042	52,017	(2,975)
0.820%	3-Month USD-LIBOR	S / Q	CME	06/04/24	$27,829,000	(45,548)	—	(45,548)
1.100%	3-Month USD-LIBOR	S / Q	CME	12/18/25	10,186,000	(45,062)	—	(45,062)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	JPY 120,000,000	(3,471)	—	(3,471)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(3,571)	111	(3,682)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	170,000,000	31,085	26,374	4,711
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	117,633	26,769	90,864

						(1,601)	106,837	(108,438)

Total Interest Rate Swaps - Long						$732	$109,131	($108,399)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 5,000,000	($710)	($782)	$72
0.260%	1-Day U.S. Fed Funds	A / A	CME	05/15/27	$5,461,000	195,640	(18,331)	213,971
0.450%	3-Month USD-LIBOR	S / Q	CME	05/15/27	6,272,000	221,394	(15,869)	237,263
1.250%	3-Month USD-LIBOR	S / Q	CME	02/15/28	4,111,000	(25,284)	4,113	(29,397)
1.350%	3-Month USD-LIBOR	S / Q	CME	02/15/28	14,870,000	(187,785)	33,106	(220,891)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	JPY 260,000,000	(78,948)	(95,871)	16,923
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(8,226)	—	(8,226)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	13,260,000	(10,541)	45	(10,586)
0.560%	1-Day USD-SOFR	A / A	CME	07/20/45	$1,380,000	254,077	12,421	241,656
0.740%	1-Day USD-SOFR	A / A	CME	08/19/45	640,000	93,490	—	93,490
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(84,307)	—	(84,307)
1.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	$683,000	107,357	6,648	100,709
1.200%	3-Month USD-LIBOR	S / Q	CME	02/15/47	901,000	102,065	4,963	97,102
1.225%	3-Month USD-LIBOR	S / Q	CME	02/15/47	362,000	39,018	416	38,602
1.600%	3-Month USD-LIBOR	S / Q	CME	02/15/47	458,000	12,491	2,697	9,794
1.729%	1-Day USD-SOFR	A / A	CME	02/15/47	240,000	(13,293)	—	(13,293)
2.000%	3-Month USD-LIBOR	S / Q	CME	02/15/47	561,000	(31,097)	8,127	(39,224)
0.900%	3-Month USD-LIBOR	S / Q	CME	03/17/50	8,335,000	1,651,755	2,304,860	(653,105)
1.200%	3-Month USD-LIBOR	S / Q	CME	10/07/50	751,000	97,226	3,830	93,396
0.538%	6-Month JPY-LIBOR	S / S	LCH	03/15/51	JPY 41,000,000	(4,540)	(238)	(4,302)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.520%	6-Month JPY-LIBOR	S / S	LCH	03/16/51	JPY 12,000,000	($780)	$—	($780)
0.350%	6-Month JPY-LIBOR	S / S	LCH	03/17/51	10,000,000	3,770	5,520	(1,750)
0.557%	6-Month JPY-LIBOR	S / S	LCH	03/17/51	127,700,000	(20,470)	—	(20,470)
0.565%	6-Month JPY-LIBOR	S / S	LCH	03/19/51	48,000,000	(8,700)	—	(8,700)
0.570%	6-Month JPY-LIBOR	S / S	LCH	03/19/51	10,000,000	(1,951)	—	(1,951)
0.572%	6-Month JPY-LIBOR	S / S	LCH	04/07/51	4,000,000	(780)	—	(780)
2.000%	3-Month USD-LIBOR	S / Q	CME	06/03/51	$79,000	(4,979)	822	(5,801)
2.050%	3-Month USD-LIBOR	S / Q	CME	06/07/51	236,000	(17,720)	(29)	(17,691)
0.750%	1-Day GBP-SONIA	A / A	LCH	09/15/51	GBP 1,900,000	55,955	92,540	(36,585)

						$2,334,127	$2,348,988	($14,861)

Total Interest Rate Swaps						$2,334,859	$2,458,119	($123,260)

Total Swap Agreements						$4,282,558	$4,143,261	$139,297

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$189,394,509	$—	$189,394,509	$—
	Senior Loan Notes	17,683,258	—	17,683,258	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	23,582,675	—	23,582,675	—
	Collateralized Mortgage Obligations - Residential	43,894,969	—	42,240,774	1,654,195
	Fannie Mae	68,005,970	—	68,005,970	—
	Freddie Mac	9,501,488	—	9,501,488	—
	Government National Mortgage Association	16,715,041	—	16,715,041	—

	Total Mortgage-Backed Securities	161,700,143	—	160,045,948	1,654,195

	Asset-Backed Securities	38,080,131	—	37,160,615	919,516
	U.S. Treasury Obligations	106,994,810	—	106,994,810	—
	Foreign Government Bonds & Notes	31,727,028	—	31,727,028	—
	Municipal Bonds	1,237,637	—	1,237,637	—
	Short-Term Investments	47,999,899	26,954,157	21,045,742	—
	Derivatives:
	Credit Contracts
	Swaps	287,544	—	287,544	—
	Foreign Currency Contracts
	Futures	3,908	3,908	—	—
	Forward Foreign Currency Contracts	1,132,777	—	1,132,777	—
	Purchased Options	20,603	—	20,603	—

	Total Foreign Currency Contracts	1,157,288	3,908	1,153,380	—

	Interest Rate Contracts
	Futures	2,023,248	2,023,248	—	—
	Purchased Options	19,218	—	19,218	—
	Swaps	1,271,341	—	1,271,341	—

	Total Interest Rate Contracts	3,313,807	2,023,248	1,290,559	—

	Total Assets - Derivatives	4,758,639	2,027,156	2,731,483	—

	Total Assets	599,576,054	28,981,313	568,021,030	2,573,711

Liabilities	Securities Sold Short
	Mortgaged-Backed Securities	(2,129,844)	—	(2,129,844)	—
	Derivatives:
	Credit Contracts
	Swaps	(24,987)	—	(24,987)	—
	Foreign Currency Contracts
	Futures	(405,862)	(405,862)	—	—
	Forward Foreign Currency Contracts	(193,845)	—	(193,845)	—
	Written Options	(11,621)	—	(11,621)	—

	Total Foreign Currency Contracts	(611,328)	(405,862)	(205,466)	—

	Interest Rate Contracts
	Futures	(711,947)	(711,947)	—	—
	Written Options	(131,116)	—	(131,116)	—
	Swaps	(1,394,601)	—	(1,394,601)	—

	Total Interest Rate Contracts	(2,237,664)	(711,947)	(1,525,717)	—

	Total Liabilities - Derivatives	(2,873,979)	(1,117,809)	(1,756,170)	—

	Total Liabilities	(5,003,823)	(1,117,809)	(3,886,014)	—

	Total	$594,572,231	$27,863,504	$564,135,016	$2,573,711

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.6%

Basic Materials - 0.7%

LYB International Finance III LLC 1.250% due 10/01/25	$140,000	$139,801
Nucor Corp 2.000% due 06/01/25	65,000	67,311
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	459,798

		666,910

Communications - 3.1%

Charter Communications Operating LLC
4.464% due 07/23/22	790,000	817,983
4.908% due 07/23/25	260,000	294,725
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	56,855
Expedia Group Inc 3.600% due 12/15/23	260,000	276,542
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	250,735
NTT Finance Corp (Japan)
0.373% due 03/03/23 ~	200,000	200,102
0.583% due 03/01/24 ~	200,000	199,809
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	200,000	218,703
T-Mobile USA Inc 2.250% due 02/15/26	145,000	146,269
Verizon Communications Inc
0.850% due 11/20/25	235,000	232,553
1.450% due 03/20/26	165,000	166,476
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	69,000	71,520

		2,932,272

Consumer, Cyclical - 5.9%

7-Eleven Inc
0.625% due 02/10/23 ~	50,000	50,034
0.800% due 02/10/24 ~	80,000	79,832
American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	132,369	128,630
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	410,000	418,578
Ford Motor Credit Co LLC 3.813% due 10/12/21	200,000	201,750
General Motors Co
4.875% due 10/02/23	165,000	179,803
5.400% due 10/02/23	210,000	231,367
General Motors Financial Co Inc
2.900% due 02/26/25	210,000	222,417
4.200% due 11/06/21	65,000	65,855
Harley-Davidson Financial Services Inc
2.550% due 06/09/22 ~	85,000	86,376
4.050% due 02/04/22 ~	340,000	347,198
Hasbro Inc
2.600% due 11/19/22	205,000	211,017
3.000% due 11/19/24	280,000	298,092
Hyundai Capital America
0.800% due 01/08/24 ~	120,000	119,537

	Principal Amount	Value
0.875% due 06/14/24 ~	$50,000	$49,793
2.375% due 02/10/23 ~	270,000	277,252
2.850% due 11/01/22 ~	121,000	124,463
3.000% due 06/20/22 ~	235,000	240,466
3.950% due 02/01/22 ~	405,000	413,088
Marriott International Inc
2.300% due 01/15/22	15,000	15,109
3.125% due 02/15/23	55,000	56,489
3.600% due 04/15/24	100,000	106,719
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	195,000	199,108
2.650% due 07/13/22 ~	30,000	30,502
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	230,000	239,987
Nordstrom Inc 2.300% due 04/08/24 ~	20,000	20,066
QVC Inc 4.375% due 03/15/23	175,000	184,754
Ralph Lauren Corp 1.700% due 06/15/22	40,000	40,529
Ross Stores Inc 4.600% due 04/15/25	460,000	519,483
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	80,621	80,000
Volkswagen Group of America Finance LLC (Germany)
2.700% due 09/26/22 ~	200,000	205,610
2.900% due 05/13/22 ~	200,000	204,280

		5,648,184

Consumer, Non-Cyclical - 6.7%

AbbVie Inc 2.600% due 11/21/24	535,000	564,350
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	140,000	139,828
1.200% due 05/28/26	190,000	189,577
AstraZeneca PLC (United Kingdom)
0.300% due 05/26/23	200,000	199,489
3.500% due 08/17/23	55,000	58,445
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	210,000	210,044
Baxalta Inc 3.600% due 06/23/22	95,000	97,514
Becton Dickinson and Co
3.363% due 06/06/24	230,000	246,503
3.734% due 12/15/24	175,000	190,693
Bunge Ltd Finance Corp
3.000% due 09/25/22	630,000	647,365
4.350% due 03/15/24	30,000	32,653
Cardinal Health Inc
3.200% due 03/15/23	210,000	219,366
3.500% due 11/15/24	270,000	291,013
China Mengniu Dairy Co Ltd (China) 1.875% due 06/17/25 ~	400,000	404,339
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	285,000	284,262
Global Payments Inc 2.650% due 02/15/25	170,000	179,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Health Care Service Corp 1.500% due 06/01/25 ~	$190,000	$193,121
Humana Inc
3.850% due 10/01/24	25,000	27,143
4.500% due 04/01/25	225,000	252,093
IHS Markit Ltd 3.625% due 05/01/24	100,000	107,528
Imperial Brands Finance PLC (United Kingdom)
3.500% due 02/11/23 ~	400,000	413,781
3.750% due 07/21/22 ~	400,000	410,500
PeaceHealth Obligated Group 1.375% due 11/15/25	40,000	40,424
Perrigo Finance Unlimited Co 3.900% due 12/15/24	455,000	490,566
Prosperous Ray Ltd (China) 4.625% due 11/12/23 ~	240,000	257,911
Royalty Pharma PLC 0.750% due 09/02/23 ~	190,000	190,649
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	135,000	141,339

		6,479,757

Energy - 8.3%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	230,000	241,811
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	260,000	267,348
Cenovus Energy Inc (Canada)
3.000% due 08/15/22	360,000	367,413
3.800% due 09/15/23	80,000	84,451
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	185,000	212,154
7.000% due 06/30/24	290,000	332,331
Diamondback Energy Inc
2.875% due 12/01/24	435,000	459,751
4.750% due 05/31/25	140,000	157,783
Enbridge Inc (Canada) 2.500% due 01/15/25	140,000	146,808
Energy Transfer LP
2.900% due 05/15/25	60,000	63,176
4.250% due 03/15/23	300,000	314,907
4.250% due 04/01/24	15,000	16,183
5.875% due 01/15/24	285,000	315,908
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	288,526
EQT Corp 3.000% due 10/01/22	525,000	536,812
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	45,000	45,926
2.600% due 10/15/25 ~	90,000	92,526
Kinder Morgan Inc 3.150% due 01/15/23	85,000	88,472
MPLX LP 1.223% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	180,117
Occidental Petroleum Corp 2.600% due 08/13/21	175,000	175,617
Pioneer Natural Resources Co 0.550% due 05/15/23	85,000	85,113

	Principal Amount	Value
Plains All American Pipeline LP 2.850% due 01/31/23	$180,000	$184,753
Reliance Industries Ltd (India) 5.400% due 02/14/22 ~	250,000	257,059
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	200,000	214,937
6.250% due 03/15/22	565,000	579,610
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	200,000	202,207
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	70,000	70,826
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	315,000	339,231
4.000% due 12/21/25 ~	75,000	83,294
Suncor Energy Inc (Canada) 2.800% due 05/15/23	95,000	98,847
The Williams Cos Inc
3.350% due 08/15/22	120,000	122,903
3.700% due 01/15/23	375,000	390,637
Valero Energy Corp
1.200% due 03/15/24	170,000	171,577
2.700% due 04/15/23	305,000	316,342
3.650% due 03/15/25	50,000	54,561
Western Midstream Operating LP 4.000% due 07/01/22	425,000	432,454

		7,992,371

Financial - 16.3%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	406,789
4.125% due 07/03/23	150,000	159,225
4.450% due 12/16/21	220,000	223,365
4.500% due 09/15/23	195,000	209,168
Air Lease Corp
2.250% due 01/15/23	175,000	179,727
3.500% due 01/15/22	90,000	91,498
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	125,000	128,784
3.625% due 05/01/22 ~	335,000	342,788
3.950% due 07/01/24 ~	65,000	69,358
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	400,000	401,563
Bank of America Corp 0.976% due 04/22/25	150,000	150,531
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	345,000	373,304
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	295,000	294,348
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	414,120
BPCE SA (France)
1.370% (USD LIBOR + 1.220%) due 05/22/22 ~ §	250,000	252,429
5.700% due 10/22/23 ~	200,000	221,530
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	115,000	115,000
1.000% due 04/12/24 ~	120,000	120,284
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	280,000	294,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Capital One Financial Corp 3.500% due 06/15/23	$130,000	$137,540
CC Holdings GS V LLC REIT 3.849% due 04/15/23	445,000	471,348
Citigroup Inc 0.981% due 05/01/25	125,000	125,338
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	392,676
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	203,485
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	360,000	363,970
Crown Castle International Corp REIT 1.050% due 07/15/26	150,000	146,639
Danske Bank AS (Denmark)
3.001% due 09/20/22 ~	455,000	457,257
5.000% due 01/12/22 ~	245,000	250,705
Deutsche Bank AG (Germany) 4.250% due 10/14/21	335,000	338,645
Equitable Financial Life Global Funding 1.400% due 07/07/25 ~	255,000	257,397
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	123,739
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	180,973
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	515,000	529,624
JPMorgan Chase & Co 0.824% due 06/01/25	140,000	139,792
Lloyds Banking Group PLC (United Kingdom) 1.326% due 06/15/23	200,000	201,627
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	200,000	199,876
Marsh & McLennan Cos Inc 3.875% due 03/15/24	190,000	206,148
Mizuho Financial Group Cayman 2 Ltd (Japan) 4.200% due 07/18/22 ~	230,000	238,498
Morgan Stanley
0.560% due 11/10/23	200,000	200,286
0.731% due 04/05/24	140,000	140,326
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	502,106
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	190,000	198,862
Public Storage REIT 0.495% (SOFR + 0.470%) due 04/23/24 §	70,000	70,153
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	280,000	299,062
SBA Tower Trust REIT
1.631% due 11/15/26 ~	70,000	70,091
1.884% due 07/15/50 ~	70,000	70,971
2.836% due 01/15/50 ~	230,000	241,563
3.448% due 03/15/48 ~	320,000	326,406
Simon Property Group LP REIT
2.000% due 09/13/24	65,000	67,368
3.375% due 10/01/24	225,000	242,177
Standard Chartered PLC (United Kingdom)
2.744% due 09/10/22 ~	200,000	200,841
3.950% due 01/11/23 ~	390,000	407,015

	Principal Amount	Value
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	$355,000	$360,504
Synchrony Financial 2.850% due 07/25/22	801,000	820,073
The Goldman Sachs Group Inc
0.657% due 09/10/24	100,000	99,881
0.966% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,232
3.500% due 04/01/25	135,000	146,529
The Western Union Co 2.850% due 01/10/25	240,000	254,027
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	115,439
Truist Financial Corp 0.446% (SOFR + 0.400%) due 06/09/25 §	100,000	100,210
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	390,000	392,971
1.370% (USD LIBOR + 1.220%) due 05/23/23 ~ §	255,000	257,438
UniCredit SPA (Italy) 3.750% due 04/12/22 ~	240,000	245,809
Wells Fargo & Co
1.654% due 06/02/24	170,000	173,683
2.188% due 04/30/26	95,000	98,668
4.125% due 08/15/23	80,000	86,064

		15,702,200

Industrial - 3.3%

Avnet Inc 4.875% due 12/01/22	45,000	47,626
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,887
Carrier Global Corp 2.242% due 02/15/25	425,000	442,165
CNH Industrial Capital LLC 3.875% due 10/15/21	475,000	479,496
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~	200,000	199,974
5.250% due 11/15/21 ~	220,000	221,916
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,277
Eastern Creation II Investment Holdings Ltd (China) 1.000% due 09/10/23 ~	400,000	399,584
Heathrow Funding Ltd (United Kingdom) 4.875% due 07/15/23 ~	320,000	320,469
Martin Marietta Materials Inc due 07/15/23 #	55,000	55,132
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	212,585
4.125% due 07/15/23 ~	265,000	281,943
Yongda Investment Ltd (China) 2.250% due 06/16/25 ~	400,000	402,022

		3,150,076

Technology - 2.1%

Fidelity National Information Services Inc
0.375% due 03/01/23	160,000	159,844
0.600% due 03/01/24	80,000	79,933

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Fortinet Inc 1.000% due 03/15/26	$95,000	$94,176
Microchip Technology Inc
0.972% due 02/15/24 ~	160,000	159,987
0.983% due 09/01/24 ~	135,000	134,422
2.670% due 09/01/23	205,000	213,624
Micron Technology Inc
2.497% due 04/24/23	550,000	568,973
4.640% due 02/06/24	120,000	131,629
NXP BV (China)
2.700% due 05/01/25 ~	40,000	42,224
3.875% due 09/01/22 ~	200,000	207,449
4.625% due 06/01/23 ~	200,000	215,030
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	45,141

		2,052,432

Utilities - 4.2%

Edison International 3.125% due 11/15/22	155,000	159,709
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	520,000	531,493
4.250% due 09/14/23 ~	405,000	436,654
FirstEnergy Corp 3.350% due 07/15/22	240,000	244,033
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	336,041
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	138,589
Pacific Gas and Electric Co
1.750% due 06/16/22	810,000	809,713
3.500% due 06/15/25	135,000	141,676
San Diego Gas & Electric Co 1.914% due 02/01/22	27,858	27,962
Sempra Energy 2.875% due 10/01/22	25,000	25,591
Sinosing Services Pte Ltd (China) 2.250% due 02/20/25 ~	500,000	509,659
The AES Corp 3.300% due 07/15/25 ~	155,000	165,882
Vistra Operations Co LLC 3.550% due 07/15/24 ~	480,000	507,132

		4,034,134

Total Corporate Bonds & Notes (Cost $47,633,773)		48,658,336

MORTGAGE-BACKED SECURITIES - 19.2%

Collateralized Mortgage Obligations - Commercial - 6.3%

Austin Fairmont Hotel Trust 1.123% (USD LIBOR + 1.050%) due 09/15/32 ~ §	115,000	115,201
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	139,333
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	16,699	16,748
Bank 2019-BNK19 2.263% due 08/15/61	81,837	83,776

	Principal Amount	Value
Bank 2019-BNK24 2.056% due 11/15/62	$96,536	$98,273
Beneria Cowen & Pritzer Collateral Funding Corp 0.899% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	69,582
BX Commercial Mortgage Trust 0.993% (USD LIBOR + 0.920%) due 10/15/36 ~ §	90,527	90,748
BX Trust 1.500% (USD LIBOR + 1.400%) due 06/15/38 ~ §	100,000	100,313
CGDB Commercial Mortgage Trust 1.723% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	350,097
Commercial Mortgage Trust
1.965% due 02/10/50	7,090	7,096
3.221% due 10/10/48	136,602	137,946
3.754% due 02/10/37 ~ §	120,000	117,178
3.926% due 03/10/48 §	65,000	70,158
3.961% due 03/10/47	150,000	161,403
4.353% due 08/10/30 ~	120,000	127,203
4.701% due 03/10/47	195,000	210,314
4.865% due 08/10/47 ~ §	100,000	99,286
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	50,740	51,023
2.360% due 06/15/52	104,670	107,042
Extended Stay America Trust due 07/15/38 # ~	115,000	115,622
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	348,252
Great Wolf Trust 1.706% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	145,219
GS Mortgage Securities Corp Trust 1.673% (USD LIBOR + 1.600%) due 05/15/26 ~ §	100,000	100,245
InTown Hotel Portfolio Trust
1.023% (USD LIBOR + 0.950%) due 01/15/33 ~ §	100,000	100,313
1.573% (USD LIBOR + 1.500%) due 01/15/33 ~ §	100,000	100,291
JP Morgan Chase Commercial Mortgage Securities Trust
1.423% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	380,390
1.673% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	120,062
1.843% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	205,973
2.243% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	165,885
KKR Industrial Portfolio Trust
1.073% (USD LIBOR + 1.000%) due 12/15/37 ~ §	100,000	100,122
1.323% (USD LIBOR + 1.250%) due 12/15/37 ~ §	100,000	100,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Merit 2020-Hill
1.473% (USD LIBOR + 1.400%) due 08/15/37 ~ §	$200,000	$201,131
1.773% (USD LIBOR + 1.700%) due 08/15/37 ~ §	100,000	100,613
2.423% (USD LIBOR + 2.350%) due 08/15/37 ~ §	115,000	115,827
MHC Trust 1.173% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	90,296
Morgan Stanley Capital I Trust
3.283% due 11/10/36 ~ §	255,000	254,533
3.912% due 09/09/32 ~	285,000	306,417
New Orleans Hotel Trust 1.362% (USD LIBOR + 1.289%) due 04/15/32 ~ §	385,000	383,291
SLIDE Fund Trust 2.173% (USD LIBOR + 1.850%) due 06/15/31 ~ §	121,406	120,333
Wells Fargo Commercial Mortgage Trust 1.975% due 09/15/50	41,174	41,398
WFRBS Commercial Mortgage Trust
4.045% due 03/15/47	150,000	161,498
4.697% due 04/15/45	195,000	198,671

		6,109,239

Collateralized Mortgage Obligations - Residential - 9.4%

Angel Oak Mortgage Trust
0.909% due 01/25/66 ~ §	197,176	196,999
0.985% due 04/25/66 ~ §	138,491	138,487
1.115% due 01/25/66 ~ §	56,581	56,519
1.261% due 05/25/65 ~ §	132,970	133,462
1.691% due 04/25/65 ~ §	39,980	40,412
Angel Oak Mortgage Trust LLC 1.579% due 05/25/65 ~ §	94,634	95,124
COLT Funding LLC 1.167% due 06/25/66 ~ §	103,478	103,347
COLT Mortgage Loan Trust
1.506% due 04/27/65 ~ §	56,861	57,138
2.764% due 08/25/49 ~ §	111,156	111,262
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	98,003	98,008
0.973% due 05/25/65 ~ §	90,914	90,950
1.260% due 04/25/66 ~ §	98,003	98,009
2.339% due 01/25/60 ~ §	87,614	88,692
2.964% due 07/25/59 ~ §	98,284	98,699
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	85,923	85,762
0.931% due 06/25/66 ~ §	98,352	98,219
1.291% due 06/25/66 ~ §	98,352	98,220
Fannie Mae Connecticut Avenue Securities
0.942% (USD LIBOR + 0.850%) due 07/25/30 §	205,286	205,407
1.192% (USD LIBOR + 1.100%) due 11/25/29 §	309,063	305,438
1.292% (USD LIBOR + 1.200%) due 01/25/30 §	128,866	125,796
1.442% (USD LIBOR + 1.350%) due 09/25/29 §	91,522	92,154
Fannie Mae REMICS 4.000% due 06/25/44	4,471	4,530

	Principal Amount	Value
Flagstar Mortgage Trust
0.942% (USD LIBOR + 0.850%) due 03/25/50 ~ §	$102,330	$102,436
3.500% due 10/25/49 ~ §	63,213	64,279
4.000% due 09/25/48 ~ §	113,186	115,039
Freddie Mac STACR REMIC Trust
0.718% (SOFR30A + 0.700%) due 08/25/33 ~ §	45,000	45,020
0.842% (USD LIBOR + 0.750%) due 02/25/50 ~ §	20,702	20,705
1.942% (USD LIBOR + 1.850%) due 02/25/50 ~ §	200,000	201,854
2.118% (SOFR30A + 2.100%) due 10/25/33 ~ §	100,000	102,271
3.192% (USD LIBOR + 3.100%) due 03/25/50 ~ §	210,000	213,539
Freddie Mac STACR Trust
0.892% (USD LIBOR + 0.800%) due 12/25/30 ~ §	39,993	39,999
1.042% (USD LIBOR + 0.950%) due 12/25/30 ~ §	70,000	70,115
1.492% (USD LIBOR + 1.400%) due 02/25/49 ~ §	134,658	135,636
Freddie Mac Structured Agency Credit Risk Debt Notes
0.818% (SOFR30A + 0.800%) due 08/25/33 ~ §	125,000	125,434
0.842% (USD LIBOR + 0.750%) due 03/25/30 §	24,345	24,347
Freddie Mac Whole Loan Securities Trust 3.847% due 05/25/47 ~ §	18,863	19,018
Galton Funding Mortgage Trust
2.310% due 01/25/60 ~ §	58,042	59,167
2.832% due 01/25/60 ~ §	145,000	145,970
3.339% due 10/25/59 ~ §	140,000	141,573
3.500% due 11/25/57 ~ §	53,028	53,796
4.000% due 02/25/59 ~ §	60,496	61,348
GS Mortgage-Backed Securities Corp Trust
1.017% due 07/25/61 ~ §	91,278	91,298
2.500% due 10/25/51 ~ §	223,610	229,078
GS Mortgage-Backed Securities Trust 1.673% due 07/25/44 ~ §	4,348	4,390
Homeward Opportunities Fund I Trust 2.675% due 11/25/59 ~ §	65,581	66,239
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	148,989	153,226
New Residential Mortgage Loan Trust
0.943% due 07/25/55 ~ §	143,111	143,307
1.650% due 05/24/60 ~ §	58,402	59,128
2.464% due 01/26/60 ~ §	101,299	102,442
2.710% due 11/25/59 ~ §	170,318	172,492
OBX Trust
0.842% (USD LIBOR + 0.750%) due 02/25/60 ~ §	101,023	101,232
0.992% (USD LIBOR + 0.900%) due 06/25/59 ~ §	45,243	45,470
1.042% (USD LIBOR + 0.950%) due 02/25/60 ~ §	51,807	51,673
1.072% due 02/25/66 ~ §	95,899	95,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
1.292% (USD LIBOR + 1.200%) due 06/25/59 ~ §	$122,114	$121,683
2.500% due 05/25/51 ~ §	162,245	166,638
3.000% due 05/25/60 ~ §	60,518	61,670
3.500% due 12/25/49 ~ §	50,212	50,995
3.500% due 02/25/60 ~ §	144,476	148,857
PSMC Trust
2.500% due 03/25/51 ~ §	248,022	254,738
2.500% due 05/25/51 ~ §	185,000	191,397
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ §	100,150	101,670
4.000% due 08/25/48 ~ §	91,524	93,507
4.500% due 08/25/48 ~ §	15,254	15,652
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ §	68,808	69,093
2.703% due 09/25/59 ~ §	41,984	42,220
2.877% due 09/25/59 ~ §	270,488	272,089
STACR Trust
0.992% (USD LIBOR + 0.900%) due 09/25/48 ~ §	110,000	110,109
1.342% (USD LIBOR + 1.250%) due 02/25/47 ~ §	143,172	143,210
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ §	104,262	104,352
2.408% due 02/25/50 ~ §	115,611	116,934
2.610% due 09/27/49 ~ §	39,303	39,845
2.941% due 06/25/49 ~ §	84,583	85,129
3.299% due 06/25/49 ~ §	120,278	120,912
Verus Securitization Trust
0.918% due 02/25/64 ~ §	108,923	109,182
1.052% due 01/25/66 ~ §	86,085	86,087
1.977% due 03/25/60 ~ §	68,398	69,355
2.724% due 01/25/60 ~ §	156,717	158,728
3.100% due 11/25/59 ~ §	156,429	159,538
3.117% due 07/25/59 ~ §	187,129	190,702
Vista Point Securitization Trust
1.763% due 03/25/65 ~ §	132,260	133,667
2.496% due 04/25/65 ~ §	75,142	75,945
Wells Fargo Mortgage-Backed Securities Trust 2.500% due 12/25/50 ~ §	220,000	225,904

		8,999,742

Fannie Mae - 1.8%

due 07/01/36 #	55,000	55,667
due 07/01/51 #	120,000	125,093
2.500% due 11/01/50	32,907	34,078
3.000% due 08/01/32	249,543	264,887
3.500% due 01/01/48 - 07/01/50	140,801	148,932
4.500% due 04/01/26 - 01/01/50	605,457	657,279
5.000% due 09/01/25 - 02/01/49	97,874	108,669
6.000% due 11/01/35 - 02/01/49	283,735	339,603

		1,734,208

Freddie Mac - 0.6%

2.000% due 01/01/36	175,513	181,563
4.000% due 02/01/50	140,768	150,430
4.500% due 03/01/49 - 05/01/50	90,362	97,617
5.000% due 12/01/41	71,151	79,064
7.000% due 03/01/39	27,691	31,976
7.500% due 06/01/38	28,922	33,404

		574,054

	Principal Amount	Value
Government National Mortgage Association - 1.1%

due 07/20/51 #	$140,000	$146,975
4.000% due 10/20/50	320,000	339,006
5.000% due 01/20/48 - 05/20/48	292,240	316,915
5.500% due 09/15/45 - 02/20/49	217,228	250,264

		1,053,160

Total Mortgage-Backed Securities (Cost $18,379,268)		18,470,403

ASSET-BACKED SECURITIES - 14.6%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	115,000	114,924
0.970% due 02/18/26	85,000	85,616
1.060% due 08/18/26	80,000	80,636
1.210% due 12/18/26	65,000	64,889
1.290% due 06/18/27	140,000	141,323
1.590% due 10/20/25	165,000	167,919
1.800% due 12/18/25	160,000	163,462
2.690% due 06/19/23	69,021	69,457
2.710% due 08/18/22	3,955	3,959
Applebee’s Funding LLC 4.194% due 06/07/49 ~	148,875	153,254
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	193,954
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	125,000	130,517
2.650% due 03/20/26 ~	425,000	443,545
3.330% due 03/20/24 ~	260,000	269,022
3.700% due 03/20/23 ~	100,000	101,552
4.530% due 03/20/23 ~	130,000	132,103
4.950% due 03/20/25 ~	100,000	108,099
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 ~ §	99,040	100,218
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 ~ §	59,882	61,514
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	236,026	247,811
Capital Auto Receivables Asset Trust
2.700% due 09/20/22 ~	44,041	44,090
3.360% due 11/21/22 ~	160,000	161,652
3.690% due 12/20/23 ~	43,416	43,498
CarMax Auto Owner Trust 2.340% due 11/17/25	105,000	108,491
CBAM Ltd (Cayman) 1.464% (USD LIBOR + 1.280%) due 02/12/30 ~ §	760,000	760,380
Cedar Funding XIV CLO Ltd (Cayman) 1.223% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	254,999
CIFC Funding Ltd (Cayman)
1.226% (USD LIBOR + 1.050%) due 04/24/30 ~ §	500,000	500,066
1.538% (USD LIBOR + 1.350%) due 10/20/31 ~ §	255,000	255,452
1.884% (USD LIBOR + 1.700%) due 07/15/32 ~ §	275,000	275,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
CNH Equipment Trust 3.010% due 04/15/24	$120,206	$122,178
Daimler Trucks Retail Trust 1.370% due 06/15/27	265,000	267,198
Dryden 86 CLO Ltd (Cayman) due 07/17/34 # ~	250,000	250,000
1.840% (USD LIBOR + 1.650%) due 07/17/30 ~ §	250,000	250,483
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	8,781	8,788
2.690% due 03/25/30 ~	34,483	35,504
2.730% due 04/25/28 ~	102,333	104,295
Enterprise Fleet Financing LLC 3.140% due 02/20/24 ~	5,781	5,796
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	115,733
2.040% due 12/15/26	185,000	191,078
GM Financial Automobile Leasing Trust 2.560% due 07/22/24	95,000	98,082
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	85,275
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	59,355	60,809
2.960% due 12/26/28 ~	24,731	25,257
Hyundai Auto Receivables Trust
1.600% due 12/15/26	150,000	152,777
2.940% due 05/15/25	165,000	171,066
Madison Park Funding Ltd (Cayman) 1.484% (USD LIBOR + 1.300%) due 07/15/32 ~ §	250,000	250,139
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	67,464	69,031
Mill City Mortgage Loan Trust 2.500% due 04/25/57 ~ §	10,707	10,768
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	71,440	71,815
MVW LLC 2.730% due 10/20/37 ~	80,613	83,265
MVW Owner Trust
2.420% due 12/20/34 ~	207,285	211,897
2.890% due 11/20/36 ~	208,988	215,096
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	142,631	142,686
1.170% due 09/16/69 ~	59,656	59,934
1.220% due 07/15/69 ~	204,966	206,328
2.400% due 10/15/68 ~	94,493	96,503
2.460% due 11/15/68 ~	195,000	201,604
2.640% due 05/15/68 ~	312,072	318,935
Navistar Financial Dealer Note Master Trust
1.042% (USD LIBOR + 0.950%) due 07/25/25 ~ §	190,000	191,541
1.442% (USD LIBOR + 1.350%) due 07/25/25 ~ §	180,000	181,608
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 1.488% (USD LIBOR + 1.300%) due 10/20/32 ~ §	250,000	250,585

	Principal Amount	Value
OCP CLO Ltd (Cayman) 1.308% (USD LIBOR + 1.120%) due 07/20/29 ~ §	$415,000	$415,207
Palmer Square CLO Ltd (Cayman) 1.884% (USD LIBOR + 1.700%) due 07/15/31 ~ §	260,000	260,214
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	194,500	195,983
Santander Drive Auto Receivables Trust 1.010% due 01/15/26	125,000	125,808
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	255,000	254,790
2.520% due 11/20/24 ~	165,000	169,540
2.880% due 06/20/24 ~	410,000	421,631
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	334,742	338,762
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	86,078	86,293
2.430% due 10/20/33 ~	25,533	25,664
3.510% due 07/20/37 ~	82,040	84,845
SLM Student Loan Trust 0.492% (USD LIBOR + 0.400%) due 03/25/25 §	92,681	91,223
SMB Private Education Loan Trust
1.073% (USD LIBOR + 1.000%) due 06/15/27 ~ §	17,629	17,667
1.223% (USD LIBOR + 1.150%) due 05/15/26 ~ §	11,096	11,102
1.290% due 07/15/53 ~	101,901	102,359
1.573% (USD LIBOR + 1.500%) due 04/15/32 ~ §	225,000	227,201
1.600% due 09/15/54 ~	550,000	554,875
3.050% due 05/15/26 ~	5,222	5,231
3.600% due 01/15/37 ~	105,982	112,315
Towd Point Mortgage Trust
2.250% due 07/25/56 ~ §	18,972	19,124
2.750% due 02/25/55 ~ §	4,048	4,059
2.750% due 05/25/55 ~ §	1,981	1,983
2.750% due 08/25/55 ~ §	14,223	14,362
2.750% due 10/25/56 ~ §	25,274	25,674
2.750% due 04/25/57 ~ §	55,028	55,863
3.750% due 05/25/58 ~ §	75,432	79,641
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	266,776
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	122,029
World Omni Select Auto Trust
0.840% due 06/15/26	125,000	125,242
1.250% due 10/15/26	140,000	141,085

Total Asset-Backed Securities (Cost $13,946,627)		14,100,354

U.S. TREASURY OBLIGATIONS - 13.4%

U.S. Treasury Notes - 13.4%

0.125% due 10/31/22	1,760,000	1,759,587
0.125% due 11/30/22	2,490,000	2,488,833
0.125% due 12/31/22	575,000	574,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
0.125% due 01/31/23	$475,000	$474,592
0.125% due 03/31/23	1,465,000	1,462,911
0.125% due 04/30/23	3,900,000	3,893,145
0.125% due 05/31/23	770,000	768,406
0.125% due 06/30/23	1,445,000	1,441,585

Total U.S. Treasury Obligations (Cost $12,869,832)		12,863,677

MUNICIPAL BONDS - 1.1%

Chicago Transit Authority Sales Tax Receipts Fund 1.708% due 12/01/22	10,000	10,149
1.838% due 12/01/23	10,000	10,221
2.064% due 12/01/24	25,000	25,764
City of Houston TX Airport System Revenue 0.883% due 07/01/22	15,000	15,081
1.054% due 07/01/23	30,000	30,321
1.272% due 07/01/24	95,000	96,474
Dallas Fort Worth International Airport 1.329% due 11/01/25	50,000	50,564
Long Island Power Authority 0.764% due 03/01/23	75,000	75,307
Port Authority of New York & New Jersey 1.086% due 07/01/23	290,000	293,748
State Board of Administration Finance Corp 1.258% due 07/01/25	325,000	328,250
State of Connecticut 1.998% due 07/01/24	55,000	57,235
2.000% due 07/01/23	20,000	20,634
2.098% due 07/01/25	35,000	36,668

Total Municipal Bonds (Cost $1,035,079)		1,050,416

SHORT-TERM INVESTMENTS - 1.7%

Commercial Paper - 0.6%

Jabil Inc 0.520% due 08/09/21	250,000	249,854
0.550% due 07/19/21	270,000	269,928

		519,782

Corporate Notes - 0.3%

Pacific Gas and Electric Co 1.531% (USD LIBOR + 1.375%) due 11/15/21 §	295,000	295,621

	Shares	Value
Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	796,115	$796,115

Total Short-Term Investments (Cost $1,610,900)		1,611,518

TOTAL INVESTMENTS - 100.6% (Cost $95,475,479)		96,754,704

DERIVATIVES - (0.0%)		(31,491)

OTHER ASSETS & LIABILITIES, NET - (0.6%)		(599,043)

NET ASSETS - 100.0%		$96,124,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of June 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/21	56	$12,354,891	$12,337,937	($16,954)
U.S. Treasury Ultra 10-Year Notes	09/21	1	146,486	147,203	717

					(16,237)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/21	22	2,719,375	2,715,453	3,922
U.S. Treasury 10-Year Notes	09/21	25	3,293,324	3,312,500	(19,176)

					(15,254)

Total Futures Contracts					($31,491)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$48,658,336	$—	$48,658,336	$—
	Mortgage-Backed Securities	18,470,403	—	18,470,403	—
	Asset-Backed Securities	14,100,354	—	14,100,354	—
	U.S. Treasury Obligations	12,863,677	—	12,863,677	—
	Municipal Bonds	1,050,416	—	1,050,416	—
	Short-Term Investments	1,611,518	796,115	815,403	—
	Derivatives:
	Interest Rate Contracts
	Futures	4,639	4,639	—	—

	Total Assets	96,759,343	800,754	95,958,589	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(36,130)	(36,130)	—	—

	Total Liabilities	(36,130)	(36,130)	—	—

	Total	$96,723,213	$764,624	$95,958,589	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.8%

Azerbaijan - 0.4%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$237,000	$283,950

Bahrain - 0.7%

BBK BSC 5.500% due 07/09/24 ~	200,000	212,763
The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	200,000	234,854

		447,617

Brazil - 6.0%

Braskem America Finance Co 7.125% due 07/22/41 ~	200,000	249,464
Braskem Netherlands Finance BV
5.875% due 01/31/50 ~	200,000	219,676
8.500% due 01/23/81 ~	280,000	326,578
CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	221,450
JSM Global SARL 4.750% due 10/20/30 ~	200,000	208,064
Klabin Austria GmbH 7.000% due 04/03/49 ~	200,000	255,000
Movida Europe SA 5.250% due 02/08/31 ~	200,000	202,504
NBM US Holdings Inc 7.000% due 05/14/26 ~	210,000	226,645
Petrobras Global Finance BV
5.093% due 01/15/30	150,000	163,914
5.500% due 06/10/51	100,000	100,160
6.850% due 06/05/15	180,000	205,983
Rede D’or Finance SARL 4.500% due 01/22/30 ~	200,000	205,575
Simpar Europe SA 5.200% due 01/26/31 ~	200,000	205,576
Suzano Austria GmbH 7.000% due 03/16/47 ~	200,000	270,723
Vale Overseas Ltd
6.875% due 11/21/36	165,000	226,373
6.875% due 11/10/39	175,000	245,047
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	200,000	272,056

		3,804,788

Chile - 1.5%

Corp Nacional del Cobre de Chile
4.875% due 11/04/44 ~	200,000	246,852
5.625% due 10/18/43 ~	200,000	267,816
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~	200,000	226,250
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	197,943

		938,861

China - 1.8%

Central China Real Estate Ltd 7.650% due 08/27/23 ~	200,000	189,506

	Principal Amount	Value
China Evergrande Group 7.500% due 06/28/23 ~	$200,000	$142,505
Kaisa Group Holdings Ltd 10.875% due 07/23/23 ~	200,000	200,270
Scenery Journey Ltd 12.000% due 10/24/23 ~	200,000	154,754
Sinopec Group Overseas Development 2018 Ltd 3.350% due 05/13/50 ~	200,000	202,995
Sunac China Holdings Ltd 7.500% due 02/01/24 ~	225,000	230,067

		1,120,097

Colombia - 1.0%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	38,383
Grupo Aval Ltd 4.375% due 02/04/30 ~	$200,000	197,645
Millicom International Cellular SA 5.125% due 01/15/28 ~	180,000	187,783
Oleoducto Central SA 4.000% due 07/14/27 ~	205,000	211,806

		635,617

India - 1.2%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	200,000	218,660
Greenko Solar Mauritius Ltd 5.550% due 01/29/25 ~	200,000	206,065
Network i2i Ltd 3.975% due 06/03/70 ~	200,000	200,771
Vedanta Resources Ltd 6.125% due 08/09/24 ~	200,000	167,860

		793,356

Indonesia - 1.3%

P.T. Indonesia Asahan Aluminium Persero
5.450% due 05/15/30 ~	200,000	232,776
6.757% due 11/15/48 ~	250,000	324,923
P.T. Perusahaan Listrik Negara 6.150% due 05/21/48 ~	202,000	255,764

		813,463

Israel - 0.9%

Leviathan Bond Ltd 6.750% due 06/30/30 ~	100,000	113,250
Teva Pharmaceutical Finance Netherlands III BV 6.750% due 03/01/28	400,000	439,100

		552,350

Jamaica - 0.1%

Digicel International Finance Ltd
8.000% due 12/31/26 ~	38,669	37,993
8.750% due 05/25/24 ~	25,528	26,680

		64,673

Kazakhstan - 1.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	229,520
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	413,106

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
KazMunayGas National Co JSC 6.375% due 10/24/48 ~	$200,000	$265,334

		907,960

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	250,000	260,638

Malaysia - 0.9%

Petronas Capital Ltd
3.404% due 04/28/61 ~	200,000	205,563
4.550% due 04/21/50 ~	291,000	359,791

		565,354

Mexico - 3.8%

Alfa SAB de CV 6.875% due 03/25/44 ~	200,000	264,606
Axtel SAB de CV 6.375% due 11/14/24 ~	174,000	180,657
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	208,680
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	218,231
5.750% due 02/14/42 ~	200,000	223,202
8.180% due 12/23/27 ~	MXN 950,000	45,842
Petroleos Mexicanos
6.350% due 02/12/48	$108,000	92,187
6.750% due 09/21/47	348,000	308,418
6.950% due 01/28/60	299,000	264,974
7.190% due 09/12/24 ~	MXN 1,670,000	79,385
7.690% due 01/23/50	$350,000	337,313
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	200,000	235,457

		2,458,952

Morocco - 0.4%

OCP SA 6.875% due 04/25/44 ~	200,000	244,605

Oman - 0.3%

Bank Muscat SAOG 4.750% due 03/17/26 ~	200,000	208,000

Pakistan - 0.3%

The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	206,027

Panama - 1.3%

AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	200,000	209,540
C&W Senior Financing DAC
6.875% due 09/15/27 ~	400,000	428,220
7.500% due 10/15/26 ~	200,000	210,683

		848,443

Peru - 0.7%

InRetail Shopping Malls 5.750% due 04/03/28 ~	40,000	41,516
Petroleos del Peru SA 5.625% due 06/19/47 ~	400,000	426,900

		468,416

	Principal Amount	Value
Qatar - 0.3%
Qatar Petroleum due 07/12/41 # ~	$210,000	$209,225

Saudi Arabia - 0.7%

Acwa Power Management And Investments One Ltd 5.950% due 12/15/39 ~	199,786	237,757
Arabian Centres Sukuk Ltd 5.375% due 11/26/24 ~	200,000	209,800

		447,557

Singapore - 0.3%

Puma International Financing SA 5.000% due 01/24/26 ~	200,000	202,440

South Africa - 0.3%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	211,800

Ukraine - 0.7%

Metinvest BV 7.750% due 10/17/29 ~	200,000	222,683
VF Ukraine PAT via VFU Funding PLC 6.200% due 02/11/25 ~	200,000	209,266

		431,949

United Kingdom - 0.4%

Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 270,000,000	18,588
8.125% due 05/17/24 ~	369,000,000	27,800
8.250% due 05/19/36 ~	980,000,000	74,321
8.375% due 03/17/34 ~	810,000,000	61,963
9.000% due 03/20/29 ~	311,000,000	24,880
11.000% due 09/17/25 ~	432,000,000	35,834

		243,386

United States - 0.7%

JBS USA Food Co 5.750% due 01/15/28 ~	$200,000	214,844
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 2,854,000,000	207,356

		422,200

Venezuela - 0.7%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ y	$113,000	5,085
8.500% due 10/27/21 * ~ y	1,460,500	390,684
9.000% due 11/17/21 * ~ y	239,354	10,891
9.750% due 05/17/35 * ~ y	306,278	13,782
12.750% due 02/17/22 * ~ y	117,000	5,308

		425,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Zambia - 0.3%

First Quantum Minerals Ltd 6.875% due 03/01/26 ~	$200,000	$209,750

Total Corporate Bonds & Notes (Cost $18,375,994)		18,427,224

FOREIGN GOVERNMENT BONDS & NOTES - 66.8%

Angola - 1.1%

Angolan Government International
8.250% due 05/09/28 ~	200,000	209,282
9.375% due 05/08/48 ~	200,000	209,521
9.500% due 11/12/25 ~	232,000	254,599

		673,402

Argentina - 1.8%

Argentine Republic Government International
0.500% due 07/09/30	1,617,518	583,455
1.000% due 07/09/29	134,357	51,214
1.125% due 07/09/35	1,058,698	337,736
2.000% due 01/09/38	188,127	71,362
2.500% due 07/09/41	379,217	135,949

		1,179,716

Belarus - 0.3%

Republic of Belarus International 7.625% due 06/29/27 ~	200,000	195,700

Brazil - 6.6%

Brazil Letras do Tesouro Nacional
7.643% due 07/01/23	BRL 7,829,000	1,358,176
7.891% due 01/01/24	8,380,000	1,392,717
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	1,710,000	366,479
10.000% due 01/01/29	1,040,000	223,598
10.000% due 01/01/31	1,570,000	335,062
Brazilian Government International
5.000% due 01/27/45	$200,000	202,955
7.125% due 01/20/37	160,000	203,284
8.250% due 01/20/34	110,000	152,117

		4,234,388

Chile - 0.3%

Bonos de la Tesoreria de la Republica en pesos due 10/01/28 # ~	CLP 125,000,000	176,993

China - 0.5%

China Government
2.680% due 05/21/30	CNY 1,520,000	226,594
3.720% due 04/12/51	630,000	99,160

		325,754

Colombia - 3.1%
Colombia Government International
3.875% due 04/25/27	$220,000	234,042
5.625% due 02/26/44	200,000	227,160
6.125% due 01/18/41	130,000	154,350
7.375% due 09/18/37	110,000	145,066
8.125% due 05/21/24	141,000	167,362

	Principal Amount	Value
Colombian TES
4.750% due 02/23/23 ^	COP 542,118,948	$153,237
5.750% due 11/03/27	1,135,700,000	289,935
6.000% due 04/28/28	379,200,000	97,103
6.250% due 11/26/25	64,600,000	17,463
7.500% due 08/26/26	698,800,000	197,303
10.000% due 07/24/24	923,400,000	280,564

		1,963,585

Costa Rica - 0.3%

Costa Rica Government International 5.625% due 04/30/43 ~	$200,000	185,780

Croatia - 0.4%

Croatia Government International 6.000% due 01/26/24 ~	200,000	226,992

Czech Republic - 0.0%

Czech Republic Government 4.200% due 12/04/36 ~	CZK 240,000	14,570

Dominican Republic - 3.0%

Dominican Republic International
4.875% due 09/23/32 ~	$488,000	505,095
5.300% due 01/21/41 ~	150,000	150,001
5.500% due 01/27/25 ~	100,000	110,040
5.875% due 01/30/60 ~	440,000	441,104
6.850% due 01/27/45 ~	200,000	227,070
6.875% due 01/29/26 ~	276,000	320,464
7.450% due 04/30/44 ~	130,000	157,008

		1,910,782

Ecuador - 3.8%

Ecuador Government International
0.500% due 07/31/30 ~	593,955	509,322
0.500% due 07/31/35 ~	2,320,002	1,600,802
0.500% due 07/31/40 ~	517,534	322,812

		2,432,936

Egypt - 2.5%

Egypt Government
14.051% due 07/21/22	EGP 397,000	25,500
14.138% due 10/20/22	242,000	15,524
14.313% due 10/13/23	348,000	22,304
14.483% due 04/06/26	2,460,000	156,971
Egypt Government International
7.600% due 03/01/29 ~	$200,000	220,270
7.625% due 05/29/32 ~	200,000	212,734
7.903% due 02/21/48 ~	300,000	297,831
8.500% due 01/31/47 ~	200,000	209,085
8.700% due 03/01/49 ~	200,000	211,880
8.875% due 05/29/50 ~	216,000	233,406

		1,605,505

El Salvador - 0.9%

El Salvador Government International
7.125% due 01/20/50 ~	150,000	128,250
7.625% due 02/01/41 ~	150,000	133,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
7.650% due 06/15/35 ~	$22,000	$20,187
8.250% due 04/10/32 ~	32,000	30,480
8.625% due 02/28/29 ~	121,000	118,580
9.500% due 07/15/52 ~	150,000	148,125

		579,497

Gabon - 0.3%

Gabon Government International 6.375% due 12/12/24 ~	200,000	213,589

Ghana - 1.3%

Ghana Government International
8.125% due 03/26/32 ~	200,000	203,311
8.625% due 04/07/34 ~	200,000	206,954
8.875% due 05/07/42 ~	200,000	202,404
8.950% due 03/26/51 ~	200,000	198,302

		810,971

Hungary - 0.8%

Hungary Government
3.000% due 10/27/27	HUF 8,450,000	29,863
3.000% due 08/21/30	35,330,000	124,608
6.750% due 10/22/28	17,050,000	74,420
Hungary Government International
5.375% due 03/25/24	$84,000	94,851
5.750% due 11/22/23	150,000	168,644

		492,386

India - 0.3%

Export-Import Bank of India 4.000% due 01/14/23 ~	200,000	209,168

Indonesia - 5.2%

Indonesia Government International
5.125% due 01/15/45 ~	200,000	248,098
5.950% due 01/08/46 ~	200,000	275,986
6.625% due 02/17/37 ~	130,000	179,772
7.750% due 01/17/38 ~	130,000	196,988
8.500% due 10/12/35 ~	100,000	160,358
Indonesia Treasury
6.125% due 05/15/28	IDR 657,000,000	45,378
6.625% due 05/15/33	2,222,000,000	152,967
7.000% due 05/15/27	5,965,000,000	436,720
7.000% due 09/15/30	3,392,000,000	242,329
7.500% due 06/15/35	1,438,000,000	102,643
7.500% due 05/15/38	331,000,000	23,478
8.250% due 05/15/29	4,841,000,000	372,764
8.250% due 05/15/36	895,000,000	67,875
8.375% due 03/15/24	3,096,000,000	233,539
8.375% due 09/15/26	2,156,000,000	167,392
8.375% due 04/15/39	2,321,000,000	177,757
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	227,850

		3,311,894

Ivory Coast - 0.9%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 130,000	154,425
5.875% due 10/17/31 ~	125,000	159,720
6.875% due 10/17/40 ~	200,000	259,765

		573,910

	Principal Amount	Value
Kenya - 0.3%

Kenya Government International 8.000% due 05/22/32 ~	$200,000	$225,611

Lebanon - 0.5%

Lebanon Government International
5.800% due 04/14/22 * ~ y	128,000	16,640
6.000% due 01/27/23 * ~ y	35,000	4,608
6.100% due 10/04/22 * ~ y	1,192,000	158,476
6.150% due 06/19/22 * y	249,000	32,370
6.375% due 03/09/22 * y	184,000	23,920
6.600% due 11/27/26 * ~ y	88,000	11,607
6.850% due 03/23/27 * ~ y	157,000	20,574
7.000% due 03/23/32 * ~ y	146,000	19,083
7.050% due 11/02/35 * ~ y	9,000	1,196
7.250% due 03/23/37 * ~ y	92,000	12,474
8.250% due 04/12/22 * ~ y	366,000	47,580

		348,528

Malaysia - 0.6%

Malaysia Government
3.757% due 05/22/40	MYR 35,000	7,936
3.828% due 07/05/34	523,000	125,569
4.065% due 06/15/50	268,000	62,055
4.232% due 06/30/31	57,000	14,739
4.254% due 05/31/35	300,000	75,383
4.893% due 06/08/38	211,000	55,191
4.921% due 07/06/48	66,000	17,019
4.935% due 09/30/43	28,000	7,367

		365,259

Mexico - 3.5%

Mexican Bonos
5.750% due 03/05/26	MXN 7,760,000	378,864
7.500% due 06/03/27	1,720,000	90,011
7.750% due 11/23/34	1,680,000	89,006
10.000% due 12/05/24	9,640,000	540,400
Mexico Government International
2.659% due 05/24/31	$200,000	195,878
3.750% due 04/19/71	200,000	183,380
3.771% due 05/24/61	400,000	373,050
4.750% due 03/08/44	102,000	113,015
5.550% due 01/21/45	75,000	90,844
5.750% due 10/12/10	82,000	98,291
6.050% due 01/11/40	50,000	62,885

		2,215,624

Mongolia - 0.3%

Mongolia Government International 5.625% due 05/01/23 ~	200,000	211,750

Morocco - 0.4%

Morocco Government International 5.500% due 12/11/42 ~	200,000	228,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Nigeria - 0.3%

Nigeria Government International 7.696% due 02/23/38 ~	$200,000	$205,513

Oman - 0.9%

Oman Government International
6.500% due 03/08/47 ~	400,000	392,646
6.750% due 01/17/48 ~	200,000	199,625

		592,271

Pakistan - 1.2%

Pakistan Government International
6.875% due 12/05/27 ~	200,000	208,284
7.375% due 04/08/31 ~	261,000	269,156
8.250% due 04/15/24 ~	259,000	283,284

		760,724

Panama - 1.1%

Panama Government International
4.300% due 04/29/53	200,000	222,296
6.700% due 01/26/36	93,000	126,554
8.875% due 09/30/27	116,000	160,302
9.375% due 04/01/29	118,000	174,883

		684,035

Paraguay - 0.4%

Paraguay Government International 5.400% due 03/30/50 ~	200,000	234,150

Peru - 1.7%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 101,000	28,353
Peruvian Government
5.350% due 08/12/40	173,000	39,884
5.400% due 08/12/34	482,000	118,648
Peruvian Government International
2.780% due 12/01/60	$119,000	106,450
3.230% due 07/28/21	49,000	43,172
5.625% due 11/18/50	84,000	115,869
6.900% due 08/12/37 ~	PEN 59,000	16,285
6.950% due 08/12/31 ~	689,000	201,304
7.350% due 07/21/25	$100,000	122,906
8.750% due 11/21/33	186,000	292,468

		1,085,339

Philippines - 1.4%

Philippine Government International
3.950% due 01/20/40	200,000	222,659
6.375% due 10/23/34	110,000	155,455
7.750% due 01/14/31	170,000	251,165
9.500% due 02/02/30	126,000	199,494
10.625% due 03/16/25	50,000	68,090

		896,863

Qatar - 1.5%

Qatar Government International
3.250% due 06/02/26 ~	200,000	219,214
4.817% due 03/14/49 ~	324,000	417,986
5.103% due 04/23/48 ~	246,000	327,200

		964,400

	Principal Amount	Value
Romania - 2.0%

Romania Government
4.150% due 10/24/30	RON 315,000	$80,771
5.800% due 07/26/27	790,000	222,116
Romanian Government International
3.000% due 02/14/31 ~	$26,000	26,996
3.375% due 01/28/50 ~	EUR 199,000	252,261
3.624% due 05/26/30 ~	44,000	60,434
4.000% due 02/14/51 ~	$306,000	321,970
4.375% due 08/22/23 ~	174,000	187,923
6.125% due 01/22/44 ~	20,000	27,423
6.750% due 02/07/22 ~	104,000	108,014

		1,287,908

Russia - 2.4%

Russia Federal
6.900% due 05/23/29	RUB 7,304,000	99,513
7.050% due 01/19/28	11,375,000	156,699
7.150% due 11/12/25	4,742,000	65,561
7.250% due 05/10/34	1,102,000	15,285
7.400% due 07/17/24	4,717,000	65,556
7.700% due 03/16/39	413,000	5,978
7.750% due 09/16/26	4,364,000	61,988
7.950% due 10/07/26	2,478,000	35,438
8.500% due 09/17/31	23,147,000	349,318
Russia Foreign
4.250% due 06/23/27 ~	$200,000	223,626
4.375% due 03/21/29 ~	200,000	225,671
5.250% due 06/23/47 ~	200,000	251,867

		1,556,500

Saudi Arabia - 1.7%

Saudi Government International
3.750% due 01/21/55 ~	258,000	273,293
4.500% due 04/22/60 ~	200,000	242,360
5.000% due 04/17/49 ~	223,000	282,285
5.250% due 01/16/50 ~	200,000	262,454

		1,060,392

South Africa - 3.8%

Republic of South Africa Government
8.000% due 01/31/30	ZAR 5,919,000	393,472
8.250% due 03/31/32	16,236,619	1,039,488
8.500% due 01/31/37	3,441,000	207,453
8.875% due 02/28/35	2,224,000	141,491
9.000% due 01/31/40	1,449,000	89,211
10.500% due 12/21/26	1,175,000	93,613
Republic of South Africa Government International
4.300% due 10/12/28	$235,000	243,237
5.650% due 09/27/47	200,000	204,430

		2,412,395

Sri Lanka - 0.4%

Sri Lanka Government International
7.550% due 03/28/30 ~	200,000	128,000
7.850% due 03/14/29 ~	202,000	129,280

		257,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Thailand - 0.5%

Thailand Government
2.000% due 06/17/42	THB 2,812,000	$81,697
2.875% due 06/17/46	333,000	10,956
3.300% due 06/17/38	3,087,000	108,846
3.400% due 06/17/36	2,099,000	74,687
3.600% due 06/17/67	1,151,000	41,505

		317,691

Turkey - 1.8%

Turkey Government
10.500% due 08/11/27	TRY 240,000	20,660
10.600% due 02/11/26	140,000	12,631
10.700% due 08/17/22	470,000	50,364
11.700% due 11/13/30	340,000	30,147
12.600% due 10/01/25	340,000	33,388
Turkey Government International
4.875% due 04/16/43	$200,000	159,794
5.750% due 03/22/24	200,000	207,921
5.750% due 05/11/47	200,000	171,386
5.875% due 06/26/31	200,000	194,800
6.000% due 03/25/27	200,000	204,701
6.875% due 03/17/36	90,000	91,183

		1,176,975

Ukraine - 2.8%

Ukraine Government
15.840% due 02/26/25	UAH 2,580,000	104,852
17.000% due 05/11/22	397,000	15,376
Ukraine Government International
6.876% due 05/21/29 ~	$200,000	208,132
7.253% due 03/15/33 ~	207,000	216,181
7.375% due 09/25/32 ~	600,000	632,478
7.750% due 09/01/21 ~	100,000	101,000
7.750% due 09/01/23 ~	108,000	116,609
7.750% due 09/01/25 ~	119,000	130,638
9.750% due 11/01/28 ~	200,000	238,822

		1,764,088

United Arab Emirates - 0.7%

Abu Dhabi Government International
3.125% due 09/30/49 ~	200,000	204,570
3.875% due 04/16/50 ~	200,000	230,945

		435,515

Uruguay - 2.1%

Uruguay Government International
3.875% due 07/02/40 ^	UYU 5,692,000	152,121
4.125% due 11/20/45	$80,548	95,560
4.375% due 12/15/28 ^	UYU 2,016,408	54,882
4.975% due 04/20/55	$210,218	271,759
5.100% due 06/18/50	150,864	198,043
7.625% due 03/21/36	92,000	140,761
7.875% due 01/15/33	91,000	137,525
8.250% due 05/21/31	UYU 7,872,000	184,686
8.500% due 03/15/28 ~	2,269,000	54,144

	Principal Amount	Value
Uruguay Monetary Regulation Bill
5.915% due 10/15/21	UYU 299,000	$6,739
6.644% due 03/02/22	1,044,000	22,917

		1,319,137

Venezuela - 0.5%

Venezuela Government International
7.750% due 10/13/21 * ~ y	$85,000	9,137
8.250% due 10/13/24 * ~ y	166,100	17,524
9.000% due 05/07/23 * ~ y	73,000	7,446
9.250% due 09/15/27 * y	252,000	26,838
9.250% due 05/07/28 * ~ y	121,000	12,705
11.750% due 10/21/26 * ~ y	768,700	81,867
11.950% due 08/05/31 * ~ y	1,255,900	133,125
12.750% due 08/23/22 * ~ y	211,000	21,627

		310,269

Vietnam - 0.3%

Vietnam Government International 4.800% due 11/19/24 ~	200,000	223,505

Zambia - 0.3%

Zambia Government International 8.970% due 07/30/27 * ~ y	307,000	194,833

Total Foreign Government Bonds & Notes (Cost $41,964,235)		42,652,085

SHORT-TERM INVESTMENTS - 3.4%

Foreign Government Issues - 0.7%

Egypt Treasury Bills (Egypt)
7.978% due 08/10/21	EGP 5,100,000	322,154
9.483% due 08/24/21	800,000	50,281
13.055% due 11/30/21	1,325,000	80,189
Uruguay Monetary Regulation Bill (Uruguay) 6.333% due 12/03/21	UYU 287,000	6,408

		459,032

	Shares
Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,711,962	1,711,962

Total Short-Term Investments (Cost $2,167,866)		2,170,994

TOTAL INVESTMENTS - 99.0% (Cost $62,508,095)		63,250,303

DERIVATIVES - (0.4%)		(273,723)

OTHER ASSETS & LIABILITIES, NET - 1.4%		918,650

NET ASSETS - 100.0%		$63,895,230

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,279,380 or 2.0% of the Fund’s net assets were in default as of June 30, 2021.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of June 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,220,316	USD	230,000	07/21	BRC	$15,297	$—
BRL	6,085,722	USD	1,229,326	07/21	HSB	—	(6,028)
CLP	707,544,040	USD	994,999	07/21	MSC	—	(32,276)
CNH	8,004,800	USD	1,250,936	08/21	HSB	—	(16,852)
CNH	11,956,245	USD	1,837,528	08/21	HSB	5,472	—
CNH	3,934,177	USD	613,603	09/21	HSB	—	(8,363)
CZK	9,019,481	USD	426,600	07/21	BNP	—	(7,288)
CZK	2,484,489	USD	116,773	08/21	BNP	—	(1,298)
CZK	16,143,023	USD	775,246	08/21	BRC	—	(24,945)
CZK	7,453,468	USD	350,220	09/21	BNP	—	(3,913)
HUF	194,035,237	USD	679,336	07/21	JPM	—	(24,836)
HUF	20,466,699	USD	69,855	08/21	BRC	—	(863)
IDR	1,507,290,000	USD	103,844	07/21	MER	—	(211)
IDR	4,758,814,800	USD	324,000	07/21	SCB	1,612	—
ILS	729,000	USD	223,657	07/21	BNP	4	—
INR	74,620,558	USD	1,003,841	08/21	HSB	—	(7,652)
KRW	128,514,900	USD	113,000	07/21	DUB	964	—
KRW	237,447,000	USD	210,000	07/21	SCB	562	—
KRW	239,743,560	USD	212,000	08/21	DUB	128	—
KRW	1,607,266,042	USD	1,440,641	09/21	HSB	—	(18,697)
KRW	341,669,900	USD	302,676	10/21	JPM	—	(433)
MXN	6,374,760	USD	317,826	07/21	CIT	757	—
MXN	17,255,030	USD	870,000	07/21	DUB	—	(7,669)
MXN	7,186,947	USD	358,389	07/21	DUB	784	—
MXN	920,062	USD	45,723	07/21	JPM	258	—
MXN	600,965	USD	29,194	07/21	SCB	839	—
MYR	179,250	USD	43,141	08/21	DUB	—	(54)
MYR	851,548	USD	205,184	08/21	HSB	—	(496)
PEN	1,081,439	USD	289,100	08/21	CSF	—	(7,449)
PHP	14,017,742	USD	291,223	07/21	HSB	—	(4,884)
PLN	5,576,364	USD	1,474,145	07/21	BRC	—	(11,453)
PLN	681,419	USD	180,644	08/21	HSB	—	(1,899)
PLN	681,419	USD	180,742	09/21	BNP	—	(1,985)
RON	885,884	USD	219,316	07/21	MER	—	(6,332)
RON	355,144	USD	85,887	08/21	HSB	—	(606)
RUB	151,494	USD	2,000	07/21	BNP	61	—
RUB	62,091,337	USD	856,249	07/21	BRC	—	(11,641)
RUB	17,956,884	USD	237,540	07/21	JPM	6,721	—
RUB	28,180,588	USD	378,570	08/21	CIT	3,225	—
RUB	19,726,412	USD	265,003	08/21	DUB	2,254	—
RUB	8,454,176	USD	113,219	08/21	HSB	1,320	—
RUB	58,099,114	USD	794,029	09/21	MSC	—	(10,900)
SGD	1,384,289	USD	1,038,297	08/21	MER	—	(8,863)
THB	1,256,879	USD	39,992	07/21	BRC	—	(779)
THB	13,363,394	USD	424,210	07/21	HSB	—	(7,295)
THB	15,077,000	USD	479,739	07/21	JPM	—	(9,362)
THB	1,590,000	USD	50,364	08/21	JPM	—	(767)
THB	3,965,784	USD	125,950	09/21	BRC	—	(2,259)
THB	3,965,783	USD	124,117	09/21	SCB	—	(426)
TRY	2,699,320	USD	305,246	07/21	BRC	—	(196)
TRY	2,699,320	USD	311,258	07/21	HSB	—	(6,208)
TWD	23,198,195	USD	848,539	09/21	SCB	—	(12,658)
USD	191,460	BRL	966,490	07/21	BSC	—	(2,815)
USD	205,000	BRL	1,033,278	07/21	DUB	—	(2,700)
USD	67,000	BRL	331,516	07/21	DUB	362	—
USD	721,840	BRL	3,820,627	07/21	HSB	—	(46,149)
USD	228,540	BRL	1,154,127	07/21	MER	—	(3,452)
USD	133,000	BRL	661,928	08/21	DUB	404	—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	1,225,432	BRL	6,085,722	08/21	HSB	$6,356	$—
USD	505,000	CLP	362,322,350	07/21	CSF	12,004	—
USD	111,710	CLP	81,905,772	07/21	DUB	264	—
USD	220,000	CLP	165,880,000	07/21	MSC	—	(5,706)
USD	81,475	COP	298,009,954	07/21	BNP	2,185	—
USD	5,300	COP	20,063,150	07/21	MSC	—	(38)
USD	174,700	COP	654,822,550	07/21	MSC	475	—
USD	915,337	EUR	751,647	07/21	JPM	23,814	—
USD	25,806	IDR	372,590,000	07/21	DUB	189	—
USD	76,819	IDR	1,134,700,000	07/21	HSB	—	(1,196)
USD	248,920	IDR	3,578,720,000	07/21	HSB	4,054	—
USD	202,449	IDR	2,980,865,783	07/21	SCB	—	(1,510)
USD	30,834	IDR	446,750,000	08/21	DUB	308	—
USD	9,948	IDR	145,700,000	08/21	HSB	—	(7)
USD	153,085	IDR	2,232,740,000	08/21	JPM	888	—
USD	32,849	IDR	477,500,000	09/21	DUB	346	—
USD	9,583	IDR	138,800,000	09/21	HSB	135	—
USD	102,676	IDR	1,507,290,000	10/21	MER	478	—
USD	302,765	KRW	341,669,900	07/21	JPM	—	(220)
USD	250,630	MXN	5,045,182	07/21	BSC	—	(1,506)
USD	109,370	MXN	2,222,560	07/21	MER	—	(1,704)
USD	125,472	PEN	493,676	08/21	CSF	—	(3,101)
USD	77,083	PEN	291,374	08/21	CSF	1,198	—
USD	18,131	ZAR	261,771	07/21	BRC	—	(130)
USD	518,785	ZAR	7,496,710	07/21	SCB	—	(4,187)
USD	270,943	ZAR	3,821,303	08/21	DUB	5,407	—
ZAR	1,404,476	USD	97,987	07/21	BNP	—	(10)
ZAR	2,220,664	USD	156,332	07/21	BRC	—	(1,418)
ZAR	940,383	USD	65,823	07/21	HSB	—	(222)

Total Forward Foreign Currency Contracts						$99,125	($343,907)

(c)	Swap agreements outstanding as of June 30, 2021 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.680%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 3,301,298	($11,954)	$—	($11,954)
2.325%	7-Day CNY-RRR	Q / Q	LCH	09/16/25	CNY 7,000,000	(17,946)	—	(17,946)
2.833%	7-Day CNY-RRR	Q / Q	LCH	06/16/26	2,400,000	959	—	959

						($28,941)	$—	($28,941)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$18,427,224	$—	$18,427,224	$—
	Foreign Government Bonds & Notes	42,652,085	—	42,652,085	—
	Short-Term Investments	2,170,994	1,711,962	459,032	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	99,125	—	99,125	—
	Interest Rate Contracts
	Swaps	959	—	959	—

	Total Assets - Derivatives	100,084	—	100,084	—

	Total Assets	63,350,387	1,711,962	61,638,425	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(343,907)	—	(343,907)	—
	Interest Rate Contracts
	Swaps	(29,900)	—	(29,900)	—

	Total Liabilities - Derivatives	(373,807)	—	(373,807)	—

	Total Liabilities	(373,807)	—	(373,807)	—

	Total	$62,976,580	$1,711,962	$61,264,618	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Basic Materials - 1.5%

The Sherwin-Williams Co	10,562	$2,877,617

Communications - 26.2%

Airbnb Inc ‘A’ *	285	43,645
Alphabet Inc ‘A’ *	4,289	10,472,837
Alphabet Inc ‘C’ *	1,316	3,298,317
Amazon.com Inc *	4,729	16,268,517
Bumble Inc ‘A’ *	6,719	387,014
Charter Communications Inc ‘A’ *	4,632	3,341,756
Facebook Inc ‘A’ *	22,694	7,890,931
Match Group Inc *	13,161	2,122,211
Netflix Inc *	5,232	2,763,595
Pinterest Inc ‘A’ *	5,304	418,751
Sea Ltd ADR (Taiwan) *	5,712	1,568,515
Shopify Inc ‘A’ (Canada) *	679	992,006
Spotify Technology SA *	1,634	450,314
Uber Technologies Inc *	20,703	1,037,634

		51,056,043

Consumer, Cyclical - 3.1%

Chipotle Mexican Grill Inc *	668	1,035,627
Dollar General Corp	4,203	909,487
Lululemon Athletica Inc *	2,187	798,189
MGM Resorts International	8,653	369,051
NIKE Inc ‘B’	11,490	1,775,090
Ross Stores Inc	5,154	639,096
Starbucks Corp	4,565	510,413

		6,036,953

Consumer, Non-Cyclical - 20.8%

Abbott Laboratories	22,861	2,650,276
Alnylam Pharmaceuticals Inc *	2,306	390,913
Becton Dickinson and Co	3,476	845,328
Boston Scientific Corp *	45,038	1,925,825
Colgate-Palmolive Co	21,007	1,708,920
CoStar Group Inc *	18,260	1,512,293
Danaher Corp	15,338	4,116,106
Edwards Lifesciences Corp *	11,963	1,239,008
Equifax Inc	4,765	1,141,265
Global Payments Inc	4,484	840,929
ICON PLC (Ireland) *	7,175	1,483,144
PayPal Holdings Inc *	19,226	5,603,995
Square Inc ‘A’ *	9,178	2,237,596
STERIS PLC	2,601	536,586
The Estee Lauder Cos Inc ‘A’	9,272	2,949,238
Thermo Fisher Scientific Inc	6,720	3,390,038
TransUnion	17,395	1,910,145
UnitedHealth Group Inc	849	339,974
Verisk Analytics Inc	13,662	2,387,025
Vertex Pharmaceuticals Inc *	4,832	974,276
Zoetis Inc	12,733	2,372,922

		40,555,802

Financial - 8.5%

American Tower Corp REIT	4,536	1,225,355
Aon PLC ‘A’	4,494	1,072,987
Equinix Inc REIT	1,080	866,808

	Shares	Value
Mastercard Inc ‘A’	17,271	$6,305,469
The Charles Schwab Corp	24,353	1,773,142
Visa Inc ‘A’	23,080	5,396,566

		16,640,327

Industrial - 3.2%

AMETEK Inc	12,894	1,721,349
Canadian Pacific Railway Ltd (Canada)	16,994	1,307,009
Johnson Controls International PLC	11,183	767,489
Vulcan Materials Co	14,474	2,519,489

		6,315,336

Technology - 36.2%

Activision Blizzard Inc	16,156	1,541,929
Adobe Inc *	13,841	8,105,843
Apple Inc	34,073	4,666,638
Applied Materials Inc	15,195	2,163,768
ASML Holding NV (Netherlands)	2,782	1,921,917
Atlassian Corp PLC ‘A’ *	3,386	869,728
Autodesk Inc *	8,250	2,408,175
Black Knight Inc *	6,124	477,550
Cadence Design Systems Inc *	9,057	1,239,179
Clarivate PLC (United Kingdom) *	46,235	1,272,850
Electronic Arts Inc	13,032	1,874,393
Intuit Inc	8,960	4,391,923
Lam Research Corp	4,783	3,112,298
Microsoft Corp	72,760	19,710,684
MSCI Inc	6,323	3,370,665
NVIDIA Corp	5,764	4,611,776
Qualtrics International Inc ‘A’ *	2,230	85,297
ROBLOX Corp ‘A’ *	7,487	673,680
Roper Technologies Inc	2,412	1,134,122
salesforce.com Inc *	10,909	2,664,741
ServiceNow Inc *	4,104	2,255,353
Synopsys Inc *	3,469	956,716
Take-Two Interactive Software Inc *	5,595	990,427

		70,499,652

Total Common Stocks (Cost $67,409,313)		193,981,730

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,181,981	1,181,981

Total Short-Term Investment (Cost $1,181,981)		1,181,981

TOTAL INVESTMENTS - 100.1% (Cost $68,591,294)		195,163,711

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(207,065)

NET ASSETS - 100.0%		$194,956,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$193,981,730	$193,981,730	$—	$—
	Short-Term Investment	1,181,981	1,181,981	—	—

	Total	$195,163,711	$195,163,711	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.6%

Air Products and Chemicals Inc	13,425	$3,862,104
PPG Industries Inc	15,419	2,617,683

		6,479,787

Communications - 17.2%

Alphabet Inc ‘A’ *	1,172	2,861,778
Booking Holdings Inc *	1,829	4,002,017
Charter Communications Inc ‘A’ *	5,144	3,711,139
Cisco Systems Inc	60,250	3,193,250
Comcast Corp ‘A’	92,408	5,269,104
DISH Network Corp ‘A’ *	120,294	5,028,289
Motorola Solutions Inc	17,708	3,839,980
T-Mobile US Inc *	19,262	2,789,715

		30,695,272

Consumer, Cyclical - 3.1%

The Home Depot Inc	9,370	2,987,999
The TJX Cos Inc	38,219	2,576,725

		5,564,724

Consumer, Non-Cyclical - 8.0%

Amgen Inc	8,695	2,119,406
Anthem Inc	8,058	3,076,544
Johnson & Johnson	20,068	3,306,002
Merck & Co Inc	19,958	1,552,134
PepsiCo Inc	11,239	1,665,283
UnitedHealth Group Inc	6,308	2,525,976

		14,245,345

Energy - 5.2%

Chevron Corp	29,203	3,058,722
ConocoPhillips	60,856	3,706,130
Enterprise Products Partners LP	101,937	2,459,740

		9,224,592

Financial - 25.9%

American Express Co	40,099	6,625,558
American Tower Corp REIT	13,319	3,597,995
Bank of America Corp	187,396	7,726,337
Berkshire Hathaway Inc ‘B’ *	9,771	2,715,556
Capital One Financial Corp	20,863	3,227,298
JPMorgan Chase & Co	48,870	7,601,240
Marsh & McLennan Cos Inc	16,268	2,288,582
The Bank of New York Mellon Corp	46,301	2,372,000
The Charles Schwab Corp	53,147	3,869,633
The Progressive Corp	21,724	2,133,514
The Travelers Cos Inc	14,169	2,121,241
US Bancorp	35,255	2,008,477

		46,287,431

Industrial - 22.0%

Deere & Co	16,808	5,928,350
Honeywell International Inc	16,500	3,619,275
Illinois Tool Works Inc	12,892	2,882,136
Martin Marietta Materials Inc	6,100	2,146,041
Northrop Grumman Corp	8,562	3,111,688
Otis Worldwide Corp	25,309	2,069,517

	Shares	Value
Raytheon Technologies Corp	64,778	$5,526,211
TE Connectivity Ltd	44,638	6,035,504
United Parcel Service Inc ‘B’	18,286	3,802,939
Vertiv Holdings Co	153,418	4,188,311

		39,309,972

Technology - 7.4%

Apple Inc	5,398	739,310
Lam Research Corp	5,795	3,770,807
Microsoft Corp	6,535	1,770,331
NXP Semiconductors NV (China)	10,511	2,162,323
Oracle Corp	25,234	1,964,215
QUALCOMM Inc	19,312	2,760,264

		13,167,250

Utilities - 5.7%

Edison International	67,819	3,921,295
Sempra Energy	46,917	6,215,564

		10,136,859

Total Common Stocks (Cost $85,714,772)		175,111,232

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	2,441,780	2,441,780

Total Short-Term Investment (Cost $2,441,780)		2,441,780

TOTAL INVESTMENTS - 99.5% (Cost $88,156,552)		177,553,012

OTHER ASSETS & LIABILITIES, NET - 0.5%		817,195

NET ASSETS - 100.0%		$178,370,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$175,111,232	$175,111,232	$—	$—
	Short-Term Investment	2,441,780	2,441,780	—	—

	Total	$177,553,012	$177,553,012	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 2.5%

Axalta Coating Systems Ltd *	24,468	$746,029
Ingevity Corp *	9,235	751,360
Rogers Corp *	868	174,294

		1,671,683

Communications - 4.5%

Open Lending Corp ‘A’ *	16,475	709,908
Q2 Holdings Inc *	11,879	1,218,548
Stamps.com Inc *	3,929	786,939
Zendesk Inc *	2,357	340,209

		3,055,604

Consumer, Cyclical - 11.2%

Genius Sports Ltd (United Kingdom) *	42,186	791,831
JetBlue Airways Corp *	47,454	796,278
Leslie’s Inc *	37,406	1,028,291
Malibu Boats Inc ‘A’ *	10,134	743,126
Manchester United PLC ‘A’ (United Kingdom)	39,970	607,144
Ollie’s Bargain Outlet Holdings Inc *	3,198	269,048
Penn National Gaming Inc *	4,782	365,775
Petco Health & Wellness Co Inc *	20,002	448,245
Skechers USA Inc ‘A’ *	18,550	924,346
ThredUp Inc ‘A’ *	19,198	558,278
Thule Group AB (Sweden) ~	6,617	293,319
Visteon Corp *	2,958	357,741
Vroom Inc *	9,236	386,619

		7,570,041

Consumer, Non-Cyclical - 30.6%

Abcam PLC (United Kingdom) *	27,121	518,103
Acutus Medical Inc *	16,428	278,947
Adaptive Biotechnologies Corp *	7,264	296,807
Allovir Inc *	9,441	186,365
Amicus Therapeutics Inc *	18,277	176,190
Annexon Inc *	10,987	247,317
Avalara Inc *	1,881	304,346
Berkeley Lights Inc *	5,512	246,993
BioAtla Inc *	6,301	267,036
Bioxcel Therapeutics Inc *	4,311	125,278
Boyd Group Services Inc (Canada)	2,331	424,191
Bridgebio Pharma Inc *	6,696	408,188
Bright Horizons Family Solutions Inc *	2,792	410,731
Certara Inc *	32,485	920,300
Charles River Laboratories International Inc *	2,178	805,686
Collegium Pharmaceutical Inc *	11,203	264,839
Evo Payments Inc ‘A’ *	31,628	877,361
Guardant Health Inc *	2,125	263,904
Harmony Biosciences Holdings Inc *	10,000	282,300
HealthEquity Inc *	7,911	636,677
ICON PLC (Ireland) *	3,621	748,497
Immunocore Holdings PLC ADR (United Kingdom) *	1,463	57,130
Laird Superfood Inc *	3,765	112,461
Legalzoom.com Inc *	8,356	316,275
LifeStance Health Group Inc *	22,452	625,513
Lyell Immunopharma Inc *	14,266	231,680
Maravai LifeSciences Holdings Inc ‘A’ *	15,182	633,545
MorphoSys AG ADR (Germany) *	3,565	68,626

	Shares	Value
Neurocrine Biosciences Inc *	2,191	$213,228
Nevro Corp *	3,171	525,720
Nuvei Corp (Canada) * ~	15,953	1,316,122
Oatly Group AB ADR *	27,580	674,607
Olink Holding AB ADR (Sweden) *	7,044	242,454
Optinose Inc *	26,341	81,920
Orchard Therapeutics PLC ADR (United Kingdom) *	7,537	33,088
Paylocity Holding Corp *	3,126	596,441
Payoneer Global Inc *	56,050	581,238
PerkinElmer Inc	2,294	354,217
PRA Health Sciences Inc *	1,894	312,908
Prelude Therapeutics Inc *	5,536	158,496
Recursion Pharmaceuticals Inc ‘A’ *	14,177	517,460
Ritchie Bros Auctioneers Inc (Canada)	16,084	953,459
Sana Biotechnology Inc *	7,313	143,774
Silk Road Medical Inc *	4,196	200,821
SpringWorks Therapeutics Inc *	6,017	495,861
Syneos Health Inc *	10,421	932,575
The Duckhorn Portfolio Inc *	24,762	546,250
TriNet Group Inc *	9,165	664,279
Turning Point Therapeutics Inc *	4,140	323,003

		20,603,207

Diversified - 0.2%

TPG Pace Tech Opportunities Corp ‘A’ *	15,519	154,104

Energy - 2.3%

Array Technologies Inc *	40,557	632,689
Shoals Technologies Group Inc ‘A’ *	24,965	886,258

		1,518,947

Financial - 11.1%

Bank OZK	8,498	358,276
Big Yellow Group PLC REIT (United Kingdom)	29,861	539,391
CoreSite Realty Corp REIT	7,448	1,002,501
Focus Financial Partners Inc ‘A’ *	21,791	1,056,863
GCM Grosvenor Inc ‘A’	24,016	250,247
Grosvenor Capital Management PIPE *	15,272	159,134
Hamilton Lane Inc ‘A’	5,214	475,100
Industrial Logistics Properties Trust REIT	21,403	559,474
MetroMile Inc *	54,272	496,589
Prosperity Bancshares Inc	7,135	512,293
STAG Industrial Inc REIT	25,536	955,812
TMX Group Ltd (Canada)	3,366	355,553
WisdomTree Investments Inc	121,528	753,474

		7,474,707

Industrial - 13.1%

Advanced Drainage Systems Inc	3,628	422,916
Advanced Energy Industries Inc	9,600	1,082,016
CryoPort Inc *	13,757	868,067
Generac Holdings Inc *	2,126	882,609
Gerresheimer AG (Germany)	7,510	830,662
GFL Environmental Inc (Canada)	18,069	576,763
Knight-Swift Transportation Holdings Inc	15,301	695,583
Kratos Defense & Security Solutions Inc *	11,125	316,951
Littelfuse Inc	1,374	350,081
Schneider National Inc ‘B’	21,322	464,180
Sensata Technologies Holding PLC *	14,246	825,841
StealthGas Inc (Greece) *	22,341	63,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
The AZEK Co Inc *	19,826	$841,812
Trex Co Inc *	4,802	490,812
Xometry Inc ‘A’ *	1,700	148,563

		8,860,081

Technology - 22.0%

8x8 Inc *	20,636	572,855
ACV Auctions Inc ‘A’ *	30,352	777,922
Alkami Technology Inc *	10,770	384,166
CACI International Inc ‘A’ *	5,531	1,411,069
DoubleVerify Holdings Inc *	15,074	638,233
Endava PLC ADR (United Kingdom) *	7,305	828,241
Everbridge Inc *	7,010	953,921
ExlService Holdings Inc *	8,649	919,043
Health Catalyst Inc *	5,193	288,263
Keywords Studios PLC (Ireland) *	23,678	815,569
Latch Inc *	39,961	490,322
nCino Inc *	7,132	427,349
Outset Medical Inc *	6,147	307,227
PagerDuty Inc *	16,090	685,112
Ping Identity Holding Corp *	22,031	504,510
Procore Technologies Inc *	3,976	377,521
Rapid7 Inc *	14,495	1,371,662
Silicon Laboratories Inc *	3,517	538,980
Talkspace Inc *	54,030	448,989
TaskUS Inc ‘A’ (Philippines) *	10,382	355,480
Vertex Inc ‘A’ *	38,457	843,747
WNS Holdings Ltd ADR (India) *	11,325	904,528

		14,844,709

Total Common Stocks (Cost $55,616,050)		65,753,083

SHORT-TERM INVESTMENT - 2.9%

Money Market Fund - 2.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,938,317	1,938,317

Total Short-Term Investment (Cost $1,938,317)		1,938,317

TOTAL INVESTMENTS - 100.4% (Cost $57,554,367)		67,691,400

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(242,526)

NET ASSETS - 100.0%		$67,448,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,671,683	$1,671,683	$—	$—
	Communications	3,055,604	3,055,604	—	—
	Consumer, Cyclical	7,570,041	7,276,722	293,319	—
	Consumer, Non-Cyclical	20,603,207	20,603,207	—	—
	Diversified	154,104	154,104	—	—
	Energy	1,518,947	1,518,947	—	—
	Financial	7,474,707	6,935,316	539,391	—
	Industrial	8,860,081	8,029,419	830,662	—
	Technology	14,844,709	14,844,709	—	—

	Total Common Stocks	65,753,083	64,089,711	1,663,372	—

	Short-Term Investment	1,938,317	1,938,317	—	—

	Total	$67,691,400	$66,028,028	$1,663,372	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 7.3%

AdvanSix Inc *	32,840	$980,602
Carpenter Technology Corp	38,029	1,529,526
Commercial Metals Co	50,720	1,558,119
GCP Applied Technologies Inc *	32,711	760,858
HB Fuller Co	17,320	1,101,725
Innospec Inc	7,730	700,415
Orion Engineered Carbons SA (Germany) *	67,631	1,284,313
Schnitzer Steel Industries Inc ‘A’	15,440	757,332

		8,672,890

Communications - 4.1%

A10 Networks Inc *	103,616	1,166,716
Casa Systems Inc *	91,442	811,091
Criteo SA ADR (France) *	32,141	1,453,737
Houghton Mifflin Harcourt Co *	130,494	1,440,654

		4,872,198

Consumer, Cyclical - 24.3%

Blue Bird Corp *	62,927	1,564,365
Dana Inc	49,680	1,180,397
Dine Brands Global Inc *	14,880	1,328,040
Foot Locker Inc	19,930	1,228,286
Genesco Inc *	17,790	1,132,867
Herman Miller Inc	39,980	1,884,657
Hilton Grand Vacations Inc *	26,560	1,099,318
IMAX Corp *	72,290	1,554,235
KB Home	38,380	1,562,834
Kontoor Brands Inc	23,080	1,301,943
Malibu Boats Inc ‘A’ *	10,189	747,159
Papa John’s International Inc	12,606	1,316,571
Regis Corp *	74,860	700,690
REV Group Inc	66,000	1,035,540
Ruth’s Hospitality Group Inc *	32,848	756,490
Sally Beauty Holdings Inc *	70,472	1,555,317
Scientific Games Corp *	21,350	1,653,344
SkyWest Inc *	32,219	1,387,672
Steven Madden Ltd	21,790	953,530
Taylor Morrison Home Corp *	55,378	1,463,087
The Goodyear Tire & Rubber Co *	98,880	1,695,792
The Shyft Group Inc	43,871	1,641,214

		28,743,348

Consumer, Non-Cyclical - 8.8%

BrightView Holdings Inc *	64,300	1,036,516
Herc Holdings Inc *	15,920	1,784,154
Korn Ferry	23,262	1,687,658
MEDNAX Inc *	63,330	1,909,400
Nomad Foods Ltd (United Kingdom) *	55,254	1,562,031
The Hain Celestial Group Inc *	38,519	1,545,382
Viad Corp *	18,060	900,291

		10,425,432

Energy - 3.9%

Cimarex Energy Co	16,640	1,205,568
Dril-Quip Inc *	27,140	918,146
Helix Energy Solutions Group Inc *	88,760	506,820

	Shares	Value
HollyFrontier Corp	36,410	$1,197,889
MRC Global Inc *	88,046	827,632

		4,656,055

Financial - 31.5%

1st Source Corp	24,232	1,125,819
Armada Hoffler Properties Inc REIT	40,282	535,348
Associated Banc-Corp	54,982	1,126,031
Bank of Marin Bancorp	17,438	556,272
BankUnited Inc	38,628	1,649,029
Berkshire Hills Bancorp Inc	6,227	170,682
Carter Bankshares Inc *	27,004	337,820
Cousins Properties Inc REIT	24,186	889,561
HarborOne Bancorp Inc	95,992	1,376,525
Heritage Financial Corp	47,150	1,179,693
Independence Realty Trust Inc REIT	88,246	1,608,725
Independent Bank Group Inc	17,839	1,319,729
Moelis & Co ‘A’	22,794	1,296,751
National Storage Affiliates Trust REIT	22,796	1,152,566
Pacific Premier Bancorp Inc	28,729	1,214,950
Physicians Realty Trust REIT	98,491	1,819,129
Premier Financial Corp	28,340	805,139
RLJ Lodging Trust REIT	85,973	1,309,369
Sandy Spring Bancorp Inc	23,823	1,051,309
Selective Insurance Group Inc	18,755	1,521,968
STAG Industrial Inc REIT	51,102	1,912,748
Sterling Bancorp	66,243	1,642,164
Stifel Financial Corp	26,585	1,724,303
Synovus Financial Corp	35,680	1,565,638
Texas Capital Bancshares Inc *	28,231	1,792,386
The Hanover Insurance Group Inc	9,120	1,237,037
TriCo Bancshares	26,849	1,143,231
Umpqua Holdings Corp	65,500	1,208,475
Webster Financial Corp	28,653	1,528,351
WSFS Financial Corp	31,397	1,462,786

		37,263,534

Industrial - 12.2%

AAR Corp *	1,173	45,454
ArcBest Corp	21,540	1,253,413
Belden Inc	24,084	1,217,928
Cactus Inc ‘A’	42,110	1,546,279
Crane Co	11,467	1,059,207
GATX Corp	13,160	1,164,265
Hillenbrand Inc	22,850	1,007,228
Kennametal Inc	8,538	306,685
Masonite International Corp *	11,948	1,335,667
Regal Beloit Corp	10,945	1,461,267
Terex Corp	32,957	1,569,412
The Manitowoc Co Inc *	46,240	1,132,880
Trinseo SA	16,029	959,175
Welbilt Inc *	13,023	301,482

		14,360,342

Technology - 4.1%

CommVault Systems Inc *	11,229	877,771
Kulicke & Soffa Industries Inc (Singapore)	19,260	1,178,712
MagnaChip Semiconductor Corp (South Korea) *	45,882	1,094,744
NCR Corp *	16,383	747,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Unisys Corp *	38,990	$986,837

		4,885,293

Utilities - 2.4%

IDACORP Inc	15,920	1,552,200
Southwest Gas Holdings Inc	18,460	1,221,867

		2,774,067

Total Common Stocks (Cost $80,050,623)		116,653,159

	Shares	Value

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	1,952,399	$1,952,399

Total Short-Term Investment (Cost $1,952,399)		1,952,399

TOTAL INVESTMENTS - 100.3% (Cost $82,003,022)		118,605,558

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(330,591)

NET ASSETS - 100.0%		$118,274,967

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$116,653,159	$116,653,159	$—	$—
	Short-Term Investment	1,952,399	1,952,399	—	—

	Total	$118,605,558	$118,605,558	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Switzerland - 0.0%

Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	46,078	$30,876

Total Warrants (Cost $0)		30,876

PREFERRED STOCKS - 2.1%

Brazil - 2.1%

Banco Bradesco SA	212,980	1,102,196
Lojas Americanas SA	435,150	1,885,376

		2,987,572

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22 *	390,884	10,255

Total Preferred Stocks (Cost $2,528,021)		2,997,827

COMMON STOCKS - 96.1%

Brazil - 5.5%

Ambev SA	283,825	973,512
B3 SA - Brasil Bolsa Balcao	279,979	942,870
Lojas Renner SA	68,100	609,009
Pagseguro Digital Ltd ‘A’ *	17,364	970,995
Vale SA ADR	194,138	4,428,288

		7,924,674

Chile - 0.6%

Falabella SA	202,368	900,776

China - 33.5%

Alibaba Group Holding Ltd *	1,300	36,860
Alibaba Group Holding Ltd ADR *	8,519	1,931,939
BeiGene Ltd ADR *	4,992	1,713,204
Blue Moon Group Holdings Ltd ~	153,729	217,117
Budweiser Brewing Co APAC Ltd ~	293,000	922,585
Contemporary Amperex Technology Co Ltd ‘A’	3,100	255,743
Full Truck Alliance Co Ltd ADR *	34,013	693,185
Gree Electric Appliances Inc of Zhuhai ‘A’	55,688	448,746
Hansoh Pharmaceutical Group Co Ltd ~	24,000	104,871
Huazhu Group Ltd ADR *	82,701	4,367,440
Innovent Biologics Inc * ~	48,500	565,746
Jiangsu Hengrui Medicine Co Ltd ‘A’	57,273	601,664
Kuaishou Technology * ~ ± Ω	36,600	874,439
Meituan ‘B’ * ~	89,000	3,671,354
NetEase Inc ADR	22,273	2,566,963
New Horizon Health Ltd * ~	29,000	295,610
New Oriental Education & Technology Group Inc ADR *	131,115	1,073,832
OneConnect Financial Technology Co Ltd ADR *	43,806	526,548
Pinduoduo Inc ADR *	22,688	2,881,830
Ping An Insurance Group Co of China Ltd ‘A’	210,871	2,096,099

	Shares	Value
Remegen Co Ltd ‘H’ * ~	14,614	$222,891
Sunny Optical Technology Group Co Ltd	9,300	293,718
TAL Education Group ADR *	21,165	533,993
Tencent Holdings Ltd	127,581	9,605,894
Tencent Music Entertainment Group ADR *	50,501	781,755
Wuxi Biologics Cayman Inc * ~	154,000	2,819,785
Yum China Holdings Inc	78,364	5,191,615
Zai Lab Ltd ADR *	3,409	603,359
ZTO Express Cayman Inc	6,413	194,233
ZTO Express Cayman Inc ADR	80,209	2,434,343

		48,527,361

Colombia - 0.3%

Grupo Aval Acciones y Valores SA ADR	80,002	456,011

Egypt - 0.5%

Commercial International Bank Egypt SAE *	234,789	780,919

France - 4.8%

Kering SA	5,686	4,982,174
LVMH Moet Hennessy Louis Vuitton SE	100	78,666
Pernod Ricard SA	8,326	1,850,556

		6,911,396

Hong Kong - 3.5%

AIA Group Ltd	407,400	5,054,033

India - 13.4%

Godrej Properties Ltd *	18,384	346,164
Havells India Ltd	9,578	126,458
HDFC Bank Ltd	34,845	703,795
HDFC Life Insurance Co Ltd ~	34,273	316,805
Housing Development Finance Corp Ltd	198,374	6,620,365
Infosys Ltd	98,585	2,085,565
Kotak Mahindra Bank Ltd *	187,086	4,300,368
Oberoi Realty Ltd *	74,536	630,904
Tata Consultancy Services Ltd	84,166	3,792,989
Zee Entertainment Enterprises Ltd	185,526	537,002

		19,460,415

Indonesia - 1.2%

P.T. Bank Central Asia Tbk	509,900	1,060,441
P.T. Bank Rakyat Indonesia Persero Tbk	1,229,800	334,376
P.T. Indocement Tunggal Prakarsa Tbk	296,618	210,941
P.T. Semen Indonesia Persero Tbk	258,800	169,818

		1,775,576

Italy - 1.8%

Moncler SPA	11,165	756,852
PRADA SPA	239,300	1,815,680

		2,572,532

Mexico - 6.0%

Alsea SAB de CV *	216,677	388,049
Fomento Economico Mexicano SAB de CV	274,998	2,326,046
Fomento Economico Mexicano SAB de CV ADR	6,265	529,455
Grupo Aeroportuario del Sureste SAB de CV ‘B’ *	23,493	432,536
Grupo Mexico SAB de CV ‘B’	684,512	3,226,485

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Wal-Mart de Mexico SAB de CV	542,220	$1,771,042

		8,673,613

Peru - 0.5%

Credicorp Ltd *	5,370	650,361

Philippines - 2.2%

Ayala Land Inc	1,376,200	1,016,327
SM Investments Corp	80,857	1,656,732
SM Prime Holdings Inc	712,656	532,868

		3,205,927

Poland - 0.2%

InPost SA *	16,138	323,890

Russia - 8.1%

Novatek PJSC GDR	26,154	5,739,082
Polyus PJSC	3,837	743,877
Polyus PJSC GDR ~	3,773	365,789
Sberbank of Russia PJSC	76,676	320,383
Yandex NV ‘A’ *	64,475	4,561,606

		11,730,737

South Africa - 0.6%

FirstRand Ltd	241,369	905,588

South Korea - 2.7%

Samsung Biologics Co Ltd * ~	3,073	2,289,674
Samsung Electronics Co. Ltd.	21,577	1,544,615

		3,834,289

Switzerland - 2.0%

Cie Financiere Richemont SA ‘A’	24,431	2,961,736

	Shares	Value
Taiwan - 7.9%

Taiwan Semiconductor Manufacturing Co Ltd	528,995	$11,393,512

Turkey - 0.5%

Akbank T.A.S.	685,638	415,900
Turkiye Garanti Bankasi AS	255,013	243,488

		659,388

United Kingdom - 0.3%

Prudential PLC.	26,040	495,431

Total Common Stocks (Cost $78,895,257)		139,198,165

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	3,384,946	3,384,946

Total Short-Term Investment (Cost $3,384,946)		3,384,946

TOTAL INVESTMENTS - 100.5% (Cost $84,808,224)		145,611,814

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(780,449)

NET ASSETS - 100.0%		$144,831,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)

An investment with a value of $874,439 or less than 0.6% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$30,876	$30,876	$—	$—
	Preferred Stocks	2,997,827	2,997,827	—	—
	Common Stocks
	Brazil	7,924,674	7,924,674	—	—
	Chile	900,776	900,776	—	—
	China	48,527,361	25,300,006	22,352,916	874,439
	Colombia	456,011	456,011	—	—
	Egypt	780,919	—	780,919	—
	France	6,911,396	—	6,911,396	—
	Hong Kong	5,054,033	—	5,054,033	—
	India	19,460,415	—	19,460,415	—
	Indonesia	1,775,576	—	1,775,576	—
	Italy	2,572,532	—	2,572,532	—
	Mexico	8,673,613	8,673,613	—	—
	Peru	650,361	650,361	—	—
	Philippines	3,205,927	1,549,195	1,656,732	—
	Poland	323,890	323,890	—	—
	Russia	11,730,737	4,561,606	7,169,131	—
	South Africa	905,588	—	905,588	—
	South Korea	3,834,289	—	3,834,289	—
	Switzerland	2,961,736	—	2,961,736	—
	Taiwan	11,393,512	—	11,393,512	—
	Turkey	659,388	—	659,388	—
	United Kingdom	495,431	—	495,431	—

	Total Common Stocks	139,198,165	50,340,132	87,983,594	874,439

	Short-Term Investment	3,384,946	3,384,946	—	—

	Total	$145,611,814	$56,753,781	$87,983,594	$874,439

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Australia - 1.1%

Rio Tinto PLC	6,724	$555,319

Belgium - 0.9%

KBC Group NV	5,959	454,978

Brazil - 0.3%

Ambev SA ADR	49,266	169,475

Canada - 3.4%

Canadian National Railway Co	8,423	888,795
Intact Financial Corp	1,827	248,213
Suncor Energy Inc	12,256	293,547
The Toronto-Dominion Bank	4,473	313,464

		1,744,019

China - 2.4%

NetEase Inc	9,800	225,216
Tencent Holdings Ltd	7,100	534,577
Yum China Holdings Inc	6,850	453,812

		1,213,605

Denmark - 2.9%

Carlsberg AS ‘B’	2,249	419,699
Novo Nordisk AS ‘B’	12,635	1,057,659

		1,477,358

France - 14.9%

Air Liquide SA	7,986	1,400,345
Capgemini SE	5,191	998,300
Cie Generale des Etablissements Michelin SCA	2,035	324,777
Danone SA	3,378	237,659
Dassault Systemes SE	1,541	373,995
Engie SA	30,161	413,585
EssilorLuxottica SA	3,405	629,016
Legrand SA	4,844	513,383
L’Oreal SA	1,145	511,350
LVMH Moet Hennessy Louis Vuitton SE	1,620	1,274,384
Pernod Ricard SA	4,116	914,832

		7,591,626

Germany - 9.0%

Bayer AG	10,582	643,335
Beiersdorf AG	7,296	880,671
Deutsche Boerse AG	5,196	906,942
Merck KGaA	3,926	753,306
MTU Aero Engines AG	1,094	271,251
SAP SE	8,062	1,132,387

		4,587,892

Hong Kong - 2.6%

AIA Group Ltd	107,426	1,332,682

India - 2.6%

HDFC Bank Ltd	10,625	214,602
Housing Development Finance Corp Ltd	12,869	429,479

	Shares	Value
Tata Consultancy Services Ltd	14,923	$672,514

		1,316,595

Ireland - 0.9%

Ryanair Holdings PLC ADR *	4,268	461,840

Israel - 1.1%

Check Point Software Technologies Ltd *	4,587	532,688

Italy - 1.5%

Eni SPA	22,756	277,431
Intesa Sanpaolo SPA	180,779	500,096

		777,527

Japan - 16.5%

Daikin Industries Ltd	4,800	894,479
Denso Corp	7,100	484,160
Hitachi Ltd	19,500	1,117,490
Hoya Corp	6,900	912,665
Japan Tobacco Inc	18,900	357,178
Koito Manufacturing Co Ltd	7,100	441,782
Kose Corp	2,400	377,033
Kubota Corp	33,600	679,718
Kyocera Corp	8,000	494,243
Olympus Corp	32,200	640,488
Shin-Etsu Chemical Co Ltd	2,400	401,426
SMC Corp	900	532,435
Sony Group Corp	4,000	387,869
Terumo Corp	17,700	716,894

		8,437,860

Netherlands - 5.5%

Akzo Nobel NV	5,383	666,528
ING Groep NV	45,288	601,169
Koninklijke Philips NV	16,874	837,527
Randstad NV	7,042	539,841
Wolters Kluwer NV	1,777	178,613

		2,823,678

Portugal - 0.6%

Galp Energia SGPS SA	27,081	294,443

Singapore - 1.1%

DBS Group Holdings Ltd	24,300	540,610

Spain - 1.0%

Amadeus IT Group SA *	7,524	530,417

Sweden - 0.4%

Essity AB ‘B’	6,179	204,959

Switzerland - 14.1%

Cie Financiere Richemont SA ‘A’	5,960	722,522
Julius Baer Group Ltd	6,186	404,028
Nestle SA	15,142	1,887,406
Novartis AG	8,077	736,837
Roche Holding AG	4,127	1,555,211
Sika AG	1,555	509,477
UBS Group AG	51,202	784,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Zurich Insurance Group AG	1,538	$617,761

		7,217,515

Taiwan - 1.7%

Taiwan Semiconductor Manufacturing Co Ltd ADR	7,395	888,583

United Kingdom - 9.9%

Compass Group PLC *	31,588	665,493
Diageo PLC	17,746	850,540
Experian PLC	17,730	684,541
Linde PLC	2,023	584,910
Reckitt Benckiser Group PLC	5,715	504,921
RELX PLC 1	9,960	264,106
RELX PLC 2	18,356	489,543
Rolls-Royce Holdings PLC *	210,184	287,745
Smiths Group PLC	14,040	309,215
Tesco PLC	136,682	422,236

		5,063,250

United States - 4.0%

QIAGEN NV *	9,532	460,763
Schneider Electric SE	9,991	1,575,026

		2,035,789

Total Common Stocks (Cost $24,567,711)		50,252,708

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	152,259	152,259

Total Short-Term Investment (Cost $152,259)		152,259

TOTAL INVESTMENTS - 98.7% (Cost $24,719,970)		50,404,967

OTHER ASSETS & LIABILITIES, NET - 1.3%		642,840

NET ASSETS - 100.0%		$51,047,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$555,319	$—	$555,319	$—
	Belgium	454,978	—	454,978	—
	Brazil	169,475	169,475	—	—
	Canada	1,744,019	1,744,019	—	—
	China	1,213,605	453,812	759,793	—
	Denmark	1,477,358	—	1,477,358	—
	France	7,591,626	—	7,591,626	—
	Germany	4,587,892	—	4,587,892	—
	Hong Kong	1,332,682	—	1,332,682	—
	India	1,316,595	—	1,316,595	—
	Ireland	461,840	461,840	—	—
	Israel	532,688	532,688	—	—
	Italy	777,527	—	777,527	—
	Japan	8,437,860	—	8,437,860	—
	Netherlands	2,823,678	—	2,823,678	—
	Portugal	294,443	—	294,443	—
	Singapore	540,610	—	540,610	—
	Spain	530,417	—	530,417	—
	Sweden	204,959	—	204,959	—
	Switzerland	7,217,515	—	7,217,515	—
	Taiwan	888,583	888,583	—	—
	United Kingdom	5,063,250	—	5,063,250	—
	United States	2,035,789	—	2,035,789	—

	Total Common Stocks	50,252,708	4,250,417	46,002,291	—

	Short-Term Investment	152,259	152,259	—	—

	Total	$50,404,967	$4,402,676	$46,002,291	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Costa Group Holdings Ltd Exp 07/19/21 *	4,739	$1,031

Total Rights (Cost $0)		1,031

PREFERRED STOCKS - 0.6%

Germany - 0.6%

Draegerwerk AG & Co KGaA	1,000	94,623
Jungheinrich AG	2,438	119,249

		213,872

Total Preferred Stocks (Cost $216,332)		213,872

COMMON STOCKS - 98.3%

Australia - 2.7%

Asaleo Care Ltd *	103,554	108,724
Austal Ltd	40,000	61,483
Australian Pharmaceutical Industries Ltd	75,000	62,715
Codan Ltd	15,500	209,665
Costa Group Holdings Ltd	30,000	74,467
GrainCorp Ltd ‘A’	19,907	77,066
McMillan Shakespeare Ltd	18,545	179,853
Netwealth Group Ltd	9,000	115,783
Pro Medicus Ltd	3,000	132,134

		1,021,890

Austria - 0.3%

BAWAG Group AG ~	2,439	129,884

Belgium - 1.2%

Bekaert SA	4,186	187,018
bpost SA *	8,943	107,295
D’ieteren SA	1,300	157,391

		451,704

Canada - 12.1%

Alaris Equity Partners Income	4,600	62,899
ARC Resources Ltd	41,160	350,305
AutoCanada Inc *	7,000	282,010
BTB REIT	28,500	93,575
Canadian Western Bank	4,500	126,331
Canfor Pulp Products Inc *	12,700	79,913
Celestica Inc *	21,958	172,178
CI Financial Corp	6,052	111,071
Corus Entertainment Inc ‘B’	40,006	205,258
CT REIT	8,395	110,931
Dream Office REIT	5,500	101,872
Dundee Precious Metals Inc	23,050	139,646
Empire Co Ltd ‘A’	3,800	119,861
Enerplus Corp	33,600	241,510
Extendicare Inc	15,917	109,272
Finning International Inc	7,200	188,480
H&R REIT	9,520	122,878
HEXO Corp *	13,000	75,508

	Shares	Value
Home Capital Group Inc *	4,000	$120,039
Linamar Corp	2,200	137,988
Medical Facilities Corp	35,452	200,483
Parex Resources Inc *	9,688	161,779
Polaris Infrastructure Inc	9,400	146,581
Precision Drilling Corp *	4,145	172,742
Real Matters Inc *	9,403	135,629
TFI International Inc	2,200	200,850
The North West Co Inc	4,000	113,553
Torex Gold Resources Inc *	7,950	91,583
Trican Well Service Ltd *	38,000	81,849
Uni-Select Inc *	12,900	170,772
Western Forest Products Inc	90,900	154,727
Westshore Terminals Investment Corp	6,000	82,672

		4,664,745

China - 0.5%

S-Enjoy Service Group Co Ltd	36,000	109,479
VSTECS Holdings Ltd	82,000	66,192

		175,671

Denmark - 3.4%

D/S Norden AS	5,682	180,755
Pandora AS	2,577	347,673
Royal Unibrew AS	1,700	216,619
Schouw & Co AS	1,100	120,806
SimCorp AS	755	94,830
Spar Nord Bank AS	6,975	78,523
Sydbank AS	4,600	141,749
Topdanmark AS	2,500	130,091

		1,311,046

Finland - 1.8%

Tokmanni Group Corp	6,829	188,833
Uponor Oyj	9,530	276,229
Valmet Oyj	5,000	218,347

		683,409

France - 4.3%

Alten SA	1,000	132,730
Biophytis SA *	60,347	62,540
Criteo SA ADR *	2,700	122,121
Elior Group SA * ~	10,630	79,509
Eutelsat Communications SA	2,809	32,861
IPSOS	2,600	109,701
Mercialys SA REIT	11,065	133,993
Metropole Television SA	6,339	133,342
Natixis SA	37,256	176,996
Nexity SA	2,300	115,099
SCOR SE	4,827	153,668
Trigano SA	1,297	268,179
Virbac SA	350	120,038

		1,640,777

Georgia - 0.3%

Bank of Georgia Group PLC *	5,456	101,435

Germany - 7.1%

Brenntag SE	3,870	360,190
Cewe Stiftung & Co KGAA	748	115,835
Covestro AG ~	2,000	129,317
Deutsche Pfandbriefbank AG ~	10,085	99,838

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
DWS Group GmbH & Co KGaA ~	3,354	$152,010
GEA Group AG	5,947	240,973
GFT Technologies SE	9,664	245,940
HelloFresh SE *	3,400	330,511
InflaRx NV *	17,000	50,490
JOST Werke AG ~	2,685	160,142
LANXESS AG	2,900	199,024
Salzgitter AG *	4,000	119,101
Sixt SE *	700	94,314
TAG Immobilien AG	4,500	142,634
Talanx AG	2,054	84,027
Wacker Chemie AG	1,426	219,803

		2,744,149

Hong Kong - 2.6%

ASM Pacific Technology Ltd	10,000	135,462
Dah Sing Financial Holdings Ltd	22,656	77,394
Haitong International Securities Group Ltd	280,000	77,112
Hysan Development Co Ltd	28,917	115,269
K Wah International Holdings Ltd	186,470	90,516
Kerry Properties Ltd	35,000	115,412
Luk Fook Holdings International Ltd	40,000	138,080
PAX Global Technology Ltd	102,000	117,508
Swire Pacific Ltd ‘A’	20,000	135,512

		1,002,265

India - 0.4%

Fly Leasing Ltd ADR *	8,000	135,520

Indonesia - 0.3%

Golden Agri-Resources Ltd	600,000	102,830

Ireland - 0.3%

Hibernia REIT PLC	85,559	125,800

Israel - 0.5%

Gazit-Globe Ltd	9,048	65,232
Plus500 Ltd	7,952	146,989

		212,221

Italy - 3.5%

Anima Holding SPA ~	20,000	99,533
Azimut Holding SPA	5,100	124,023
Banca Generali SPA *	3,200	136,706
Banca IFIS SPA	6,401	101,820
Banca Sistema SPA * ~	54,623	132,861
Biesse SPA *	3,600	120,541
El.En. SPA	1,300	67,107
Esprinet SPA	14,736	259,009
Sesa SPA *	1,770	296,316

		1,337,916

Japan - 19.0%

Altech Corp	5,100	89,132
Aozora Bank Ltd	4,500	100,876
Asahi Co Ltd	8,400	108,367
ASKUL Corp	5,400	84,187
Capcom Co Ltd	3,000	87,686
CTS Co Ltd	10,900	83,127
Cybernet Systems Co Ltd	14,500	93,884

	Shares	Value
Dear Life Co Ltd	19,700	$80,767
Doshisha Co Ltd	6,000	93,374
FCC Co Ltd	5,100	74,271
Foster Electric Co Ltd	9,200	81,125
Fukui Computer Holdings Inc	4,600	173,805
FULLCAST Holdings Co Ltd	5,000	103,888
Gakujo Co Ltd	6,500	79,210
Glory Ltd	2,900	60,230
Goldcrest Co Ltd	5,000	74,637
H.U. Group Holdings Inc	3,600	92,893
Hanwa Co Ltd	3,900	112,863
Hokkaido Electric Power Co Inc	19,000	86,128
Hokuto Corp	4,400	76,072
Hosiden Corp	11,000	98,531
IR Japan Holdings Ltd	1,500	188,588
Izumi Co Ltd	2,700	101,560
Japan Lifeline Co Ltd	6,000	72,962
Japan Logistics Fund Inc REIT	42	126,297
Joyful Honda Co Ltd	6,100	74,492
Kaken Pharmaceutical Co Ltd	2,200	94,403
Kamigumi Co Ltd	4,000	81,176
KFC Holdings Japan Ltd	2,600	66,104
Kito Corp	3,800	57,155
Kitz Corp	16,000	108,776
Kozo Keikaku Engineering Inc	2,900	73,669
K’s Holdings Corp	6,000	68,954
Kyoei Steel Ltd	2,000	26,014
Kyudenko Corp	3,300	106,206
Lawson Inc	1,500	69,475
Megachips Corp	3,000	85,872
Meitec Corp	2,000	108,283
Mitsui-Soko Holdings Co Ltd	6,000	136,373
Mixi Inc	3,000	79,181
Nakanishi Inc	5,300	116,042
Nihon Parkerizing Co Ltd	8,000	80,148
Nippon Electric Glass Co Ltd	1,900	44,616
Nippon Gas Co Ltd	7,200	122,591
NIPPON REIT Investment Corp	37	152,138
Nishio Rent All Co Ltd	3,400	94,909
Noevir Holdings Co Ltd	1,500	76,172
Obara Group Inc	3,200	109,765
Okamoto Industries Inc	2,400	88,601
Pressance Corp	2,800	37,600
Prima Meat Packers Ltd	3,500	94,664
Riso Kyoiku Co Ltd	26,400	78,932
Roland DG Corp	2,300	55,231
Ryosan Co Ltd	617	11,209
Sanei Architecture Planning Co Ltd	5,300	95,222
Sangetsu Corp	5,500	76,726
Sanki Engineering Co Ltd	6,500	82,363
Sankyo Co Ltd	2,200	56,257
Sanwa Holdings Corp	11,600	142,666
Seikagaku Corp	7,700	74,837
Shinagawa Refractories Co Ltd	3,000	101,541
Shinoken Group Co Ltd	6,700	73,434
SKY Perfect JSAT Holdings Inc	21,500	78,446
Star Micronics Co Ltd	7,000	106,509
Sumitomo Osaka Cement Co Ltd	2,600	70,836
Sumitomo Rubber Industries Ltd	8,200	113,365
Sumitomo Seika Chemicals Co Ltd	3,100	100,381
Sun Frontier Fudousan Co Ltd	10,000	94,080
Taikisha Ltd	2,900	86,542

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Takara Leben Co Ltd	10,800	$32,642
The Okinawa Electric Power Co Inc	5,781	72,152
The Yokohama Rubber Co Ltd	5,100	109,537
Tokyo Individualized Educational Institute Inc	14,400	80,094
Tokyo Tekko Co Ltd	4,500	62,676
Tokyu REIT Inc	70	128,946
Towa Pharmaceutical Co Ltd	2,100	51,101
Toyo Kanetsu KK	2,200	48,779
Ube Industries Ltd	1,700	34,545
United Inc	5,500	75,551
ValueCommerce Co Ltd	5,700	165,460
Warabeya Nichiyo Holdings Co Ltd	4,500	87,874
Yamaguchi Financial Group Inc	15,200	87,091
Yuasa Trading Co Ltd	3,800	103,059

		7,315,923

Jordan - 0.4%

Hikma Pharmaceuticals PLC	4,935	167,010

Kyrgyzstan - 0.3%

Centerra Gold Inc	13,494	102,435

Luxembourg - 0.6%

APERAM SA	4,272	219,393

Malta - 0.6%

Kindred Group PLC SDR	15,000	235,327

Netherlands - 3.3%

ASM International NV	1,125	371,056
ASR Nederland NV	4,651	180,094
BE Semiconductor Industries NV	3,222	274,571
Randstad NV	2,171	166,429
Signify NV ~	4,505	285,968

		1,278,118

Norway - 0.7%

Aker Solutions ASA *	57,629	107,357
Europris ASA ~	27,028	169,491

		276,848

Portugal - 0.3%

Sonae SGPS SA	110,000	104,608

Singapore - 1.0%

AEM Holdings Ltd	33,000	94,172
Ascendas India Trust	80,000	82,773
First REIT	141,400	27,866
Jardine Cycle & Carriage Ltd	5,100	81,182
Sasseur REIT	140,000	98,386

		384,379

South Korea - 6.6%

Com2uSCorp	1,113	122,286
DGB Financial Group Inc	15,000	124,096
Dongkuk Steel Mill Co Ltd	8,000	157,515
DY POWER Corp	3,701	55,882
Handsome Co Ltd	4,132	157,527
Hanwha Aerospace Co Ltd	1,400	58,391
Huchems Fine Chemical Corp	5,544	114,701

	Shares	Value
InBody Co Ltd	5,500	$147,526
INTOPS Co Ltd	3,800	103,428
i-SENS Inc	3,800	102,670
Korea Asset In Trust Co Ltd	19,827	84,427
Korea Petrochemical Ind Co Ltd	319	67,427
Korea Real Estate Investment & Trust Co Ltd	47,000	98,502
Korean Reinsurance Co	14,266	124,878
Kumho Petrochemical Co Ltd	550	107,161
LG Hausys Ltd	2,516	219,400
Osstem Implant Co Ltd	2,000	201,965
Poongsan Corp	5,735	194,227
Seah Besteel Corp	7,000	196,851
Tovis Co Ltd *	3,946	29,694
Value Added Technology Co Ltd	2,433	80,858

		2,549,412

Spain - 2.6%

Acerinox SA	8,754	105,998
Atresmedia Corp de Medios de Comunicacion SA *	17,597	77,036
Banco de Sabadell SA *	230,000	157,024
Cia de Distribucion Integral Logista Holdings SA	5,348	109,957
Enagas SA	6,275	145,034
Lar Espana Real Estate Socimi SA REIT	15,262	88,765
Pharma Mar SA	1,014	91,401
Vidrala SA	616	73,626
Viscofan SA	1,965	136,967

		985,808

Sweden - 4.7%

Betsson AB ‘B’	22,956	187,230
Bilia AB ‘A’	7,500	159,013
Coor Service Management Holding AB ~	12,000	95,112
Evolution AB ~	1,418	224,302
Humana AB *	11,000	86,354
Inwido AB	10,000	172,918
Kungsleden AB	12,817	155,156
LeoVegas AB ~	18,827	83,596
Sweco AB ‘B’	10,329	187,918
Tethys Oil AB	15,692	107,331
Trelleborg AB ‘B’	6,416	149,124
Vitrolife AB	2,000	83,139
Wihlborgs Fastigheter AB	5,500	119,284

		1,810,477

Switzerland - 6.0%

Adecco Group AG	3,670	249,713
ALSO Holding AG	506	146,063
Ascom Holding AG *	4,500	74,373
BKW AG	1,009	105,091
Cembra Money Bank AG	1,100	123,410
Emmi AG	110	112,824
Forbo Holding AG	69	130,621
Interroll Holding AG	46	182,424
Julius Baer Group Ltd	1,573	102,738
Logitech International SA	3,533	429,056
Sonova Holding AG	1,046	393,981
Swiss Life Holding AG	506	246,146

		2,296,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
United Kingdom - 10.0%

Aggreko PLC	15,981	$190,732
CLS Holdings PLC	31,000	103,132
Computacenter PLC	6,798	242,275
Empiric Student Property PLC REIT *	104,707	124,708
IG Group Holdings PLC	11,000	128,902
IMI PLC	10,831	257,699
Inchcape PLC	16,971	180,615
Indivior PLC *	50,000	106,929
ITV PLC *	110,000	191,180
Jupiter Fund Management PLC	12,000	46,832
Keller Group PLC	8,285	91,914
Man Group PLC	66,092	164,402
Orchard Therapeutics PLC ADR *	13,000	57,070
Pagegroup PLC *	16,992	131,393
PZ Cussons PLC	28,000	94,911
Quilter PLC ~	77,054	158,556
Redrow PLC	13,173	111,743
Rightmove PLC	22,677	203,826
Rotork PLC	35,004	165,093
Royal Mail PLC *	30,007	239,931
Safestore Holdings PLC REIT	12,573	164,704
Savills PLC	5,172	82,564
Spectris PLC	3,100	139,041
Spirent Communications PLC	41,609	141,843
Travis Perkins PLC *	6,247	146,163
Ultra Electronics Holdings PLC	4,338	137,494
Wickes Group PLC *	7,000	23,821

		3,827,473

United States - 0.9%

Inmode Ltd *	2,300	217,764
Reliance Worldwide Corp Ltd	37,000	145,855

		363,619

Total Common Stocks (Cost $25,218,336)		37,758,532

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	124,173	124,173

Total Short-Term Investment (Cost $124,173)		124,173

TOTAL INVESTMENTS - 99.2% (Cost $25,558,841)		38,097,608

OTHER ASSETS & LIABILITIES, NET - 0.8%		317,134

NET ASSETS - 100.0%		$38,414,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$1,031	$1,031	$—	$—
	Preferred Stocks
	Germany	213,872	94,623	119,249	—

	Total Preferred Stocks	213,872	94,623	119,249	—

	Common Stocks
	Australia	1,021,890	62,715	959,175	—
	Austria	129,884	—	129,884	—
	Belgium	451,704	—	451,704	—
	Canada	4,664,745	4,664,745	—	—
	China	175,671	—	175,671	—
	Denmark	1,311,046	259,278	1,051,768	—
	Finland	683,409	188,833	494,576	—
	France	1,640,777	318,003	1,322,774	—
	Georgia	101,435	101,435	—	—
	Germany	2,744,149	326,467	2,417,682	—
	Hong Kong	1,002,265	115,269	886,996	—
	India	135,520	135,520	—	—
	Indonesia	102,830	—	102,830	—
	Ireland	125,800	125,800	—	—
	Israel	212,221	—	212,221	—
	Italy	1,337,916	—	1,337,916	—
	Japan	7,315,923	—	7,315,923	—
	Jordan	167,010	—	167,010	—
	Kyrgyzstan	102,435	102,435	—	—
	Luxembourg	219,393	—	219,393	—
	Malta	235,327	—	235,327	—
	Netherlands	1,278,118	—	1,278,118	—
	Norway	276,848	—	276,848	—
	Portugal	104,608	—	104,608	—
	Singapore	384,379	126,252	258,127	—
	South Korea	2,549,412	—	2,549,412	—
	Spain	985,808	239,427	746,381	—
	Sweden	1,810,477	613,900	1,196,577	—
	Switzerland	2,296,440	112,824	2,183,616	—
	United Kingdom	3,827,473	1,061,370	2,766,103	—
	United States	363,619	217,764	145,855	—

	Total Common Stocks	37,758,532	8,772,037	28,986,495	—

	Short-Term Investment	124,173	124,173	—	—

	Total	$38,097,608	$8,991,864	$29,105,744	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Argentina - 0.1%

YPF SA ADR *	7,752	$36,279

Austria - 0.6%

Erste Group Bank AG	5,760	211,745

Belgium - 0.9%

Ageas SA	5,734	318,645

Brazil - 0.5%

Cia de Saneamento Basico do Estado de Sao Paulo	23,438	172,376

Burkina Faso - 0.2%

Endeavour Mining PLC	3,967	85,190

Canada - 2.4%

ARC Resources Ltd	13,903	118,326
Barrick Gold Corp	14,152	292,721
Cameco Corp	8,017	153,766
Kinross Gold Corp	24,849	157,791
Tourmaline Oil Corp	4,173	119,272

		841,876

China - 0.8%

Dongfeng Motor Group Co Ltd ‘H’	324,047	290,875

Denmark - 0.3%

AP Moller - Maersk AS ‘B’	29	83,488
The Drilling Co of 1972 AS *	460	19,259

		102,747

Finland - 1.5%

Nokia OYJ *	96,995	519,676

France - 12.9%

AXA SA	19,579	497,157
BNP Paribas SA	8,714	546,888
Cie de Saint-Gobain	11,483	757,830
Dassault Aviation SA	101	118,976
Engie SA	33,869	464,431
Orange SA	28,045	320,072
Renault SA *	5,424	219,875
Rexel SA	12,980	271,777
SCOR SE	5,533	176,144
Societe Generale SA	13,500	399,349
TotalEnergies SE	17,012	770,674

		4,543,173

Germany - 3.9%

CECONOMY AG *	19,282	94,255
Continental AG *	1,591	234,070
Daimler AG	5,327	476,014
Fresenius SE & Co KGaA	9,638	503,006

	Shares	Value
METRO AG	6,232	$77,184

		1,384,529

Hong Kong - 0.9%

CK Asset Holdings Ltd	47,403	326,275

India - 1.3%

Canara Bank *	49,615	101,614
NTPC Ltd	18,725	29,362
Oil & Natural Gas Corp Ltd	126,082	200,095
Zee Entertainment Enterprises Ltd	40,245	116,489

		447,560

Indonesia - 0.5%

P.T. Bank Mandiri Persero Tbk	398,874	162,619

Ireland - 1.2%

AIB Group PLC *	74,408	192,021
Bank of Ireland Group PLC *	43,599	233,958

		425,979

Italy - 4.5%

Assicurazioni Generali SPA	19,324	387,962
BPER Banca	53,911	117,539
Eni SPA	41,415	504,913
Saipem SPA *	49,839	120,923
UniCredit SPA	37,941	448,565

		1,579,902

Japan - 24.7%

Alfresa Holdings Corp	7,050	105,298
Alps Alpine Co Ltd	8,320	88,052
Benesse Holdings Inc	769	19,098
Canon Inc	5,991	135,408
Chiyoda Corp *	11,331	45,053
Dai-ichi Life Holdings Inc	17,474	321,508
DeNA Co Ltd	8,991	191,659
Eisai Co Ltd	1,948	191,444
Fuji Media Holdings Inc	6,056	67,614
Fujitsu Ltd	917	171,570
Gree Inc	24,341	128,665
Hino Motors Ltd	33,610	297,284
Honda Motor Co Ltd	23,545	757,284
Inpex Corp	37,837	283,187
Isuzu Motors Ltd	34,016	451,381
Japan Airlines Co Ltd *	14,110	305,528
JGC Holdings Corp	20,653	192,434
Kamigumi Co Ltd	6,640	134,752
Mitsubishi Estate Co Ltd	19,280	311,634
Mitsubishi Heavy Industries Ltd	4,486	132,437
Mitsubishi Motors Corp *	26,864	75,661
Mitsubishi UFJ Financial Group Inc	102,188	550,411
Nikon Corp	18,179	193,924
Nippon Television Holdings Inc	11,259	131,330
Nissan Motor Co Ltd *	54,108	269,549
Nomura Holdings Inc	25,903	131,833
Ono Pharmaceutical Co Ltd	5,300	118,191
Resona Holdings Inc	88,532	341,349
Shimamura Co Ltd	2,959	283,882
Sumitomo Heavy Industries Ltd	5,480	151,533

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Shares	Value
Sumitomo Mitsui Financial Group Inc	13,456	$463,855
Sumitomo Mitsui Trust Holdings Inc	9,666	308,347
T&D Holdings Inc	35,629	462,354
Taiheiyo Cement Corp	6,880	151,233
Takeda Pharmaceutical Co Ltd	13,180	442,328
THK Co Ltd	5,567	166,134
Toppan Inc	6,590	105,979

		8,679,183

Luxembourg - 0.6%

RTL Group SA	3,456	205,811

Malaysia - 0.4%

CIMB Group Holdings Bhd	123,092	136,782

Mexico - 0.9%

America Movil SAB de CV ‘L’ ADR	21,466	321,990

Netherlands - 5.4%

ABN AMRO Bank NV * ~	24,455	296,330
ING Groep NV	44,006	584,151
PostNL NV	23,781	129,211
Royal Dutch Shell PLC ‘B’	46,220	897,260

		1,906,952

Norway - 1.2%

Norsk Hydro ASA	66,350	423,605

Russia - 1.9%

Gazprom PJSC ADR	39,143	299,052
LUKOIL PJSC ADR	1,040	95,680
Sberbank of Russia PJSC ADR	10,177	169,854
VEON Ltd ADR *	60,349	110,439

		675,025

South Africa - 2.7%

Anglo American PLC	11,400	453,654
Gold Fields Ltd ADR	15,836	140,940
Impala Platinum Holdings Ltd	1,733	28,504
MTN Group *	23,599	170,493
Old Mutual Ltd	180,148	170,308

		963,899

South Korea - 4.3%

Hankook Tire & Technology Co Ltd	4,552	208,865
KB Financial Group Inc	9,966	494,613
KT Corp ADR	28,719	400,630
Shinhan Financial Group Co Ltd	11,302	408,053

		1,512,161

Spain - 1.2%

CaixaBank SA	137,685	423,892

Switzerland - 5.7%

Adecco Group AG	8,691	591,351
Holcim Ltd	9,722	584,371
Julius Baer Group Ltd	1,954	127,622

	Shares	Value
UBS Group AG	44,738	$685,262

		1,988,606

Taiwan - 1.9%

Catcher Technology Co Ltd	38,865	253,851
Hon Hai Precision Industry Co Ltd	70,208	281,886
Shin Kong Financial Holding Co Ltd	359,066	122,740

		658,477

Thailand - 1.0%

Kasikornbank PCL	14,175	52,517
Kasikornbank PCL NVDR	80,051	295,461

		347,978

Turkey - 0.6%

Turk Telekomunikasyon AS	115,429	88,029
Turkcell Iletisim Hizmetleri AS	61,820	114,372

		202,401

United Kingdom - 11.4%

Babcock International Group PLC *	39,582	158,867
BAE Systems PLC	61,664	445,585
BP PLC	165,455	725,586
BT Group PLC *	134,299	360,908
Centrica PLC *	185,063	131,909
J Sainsbury PLC	136,957	515,489
Kingfisher PLC	71,959	363,184
Land Securities Group PLC REIT	15,430	144,003
Marks & Spencer Group PLC *	69,920	141,807
Standard Chartered PLC	56,787	362,404
The British Land Co PLC REIT	23,039	157,601
WPP PLC	37,970	513,273

		4,020,616

United States - 0.7%

Ovintiv Inc	7,433	234,275

Total Common Stocks (Cost $27,294,167)		34,151,099

SHORT-TERM INVESTMENT - 1.7%

Money Market Fund - 1.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	580,279	580,279

Total Short-Term Investment (Cost $580,279)		580,279

TOTAL INVESTMENTS - 98.8% (Cost $27,874,446)		34,731,378

OTHER ASSETS & LIABILITIES, NET - 1.2%		425,831

NET ASSETS - 100.0%		$35,157,209

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$36,279	$36,279	$—	$—
	Austria	211,745	—	211,745	—
	Belgium	318,645	—	318,645	—
	Brazil	172,376	172,376	—	—
	Burkina Faso	85,190	85,190	—	—
	Canada	841,876	841,876	—	—
	China	290,875	—	290,875	—
	Denmark	102,747	—	102,747	—
	Finland	519,676	—	519,676	—
	France	4,543,173	—	4,543,173	—
	Germany	1,384,529	—	1,384,529	—
	Hong Kong	326,275	—	326,275	—
	India	447,560	—	447,560	—
	Indonesia	162,619	—	162,619	—
	Ireland	425,979	—	425,979	—
	Italy	1,579,902	—	1,579,902	—
	Japan	8,679,183	—	8,679,183	—
	Luxembourg	205,811	—	205,811	—
	Malaysia	136,782	—	136,782	—
	Mexico	321,990	321,990	—	—
	Netherlands	1,906,952	—	1,906,952	—
	Norway	423,605	—	423,605	—
	Russia	675,025	675,025	—	—
	South Africa	963,899	311,248	652,651	—
	South Korea	1,512,161	400,630	1,111,531	—
	Spain	423,892	—	423,892	—
	Switzerland	1,988,606	—	1,988,606	—
	Taiwan	658,477	—	658,477	—
	Thailand	347,978	—	347,978	—
	Turkey	202,401	88,029	114,372	—
	United Kingdom	4,020,616	—	4,020,616	—
	United States	234,275	234,275	—	—

	Total Common Stocks	34,151,099	3,166,918	30,984,181	—

	Short-Term Investment	580,279	580,279	—	—

	Total	$34,731,378	$3,747,197	$30,984,181	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.8%

Basic Materials - 1.1%

DuPont de Nemours Inc 1.266% (USD LIBOR + 1.110%) due 11/15/23 §	$5,000,000	$5,093,475
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	1,600,000	1,646,328
4.625% due 04/29/24 ~	2,000,000	2,193,546
LYB International Finance III LLC 1.145% (USD LIBOR + 1.000%) due 10/01/23 §	3,850,000	3,856,277

		12,789,626

Communications - 3.2%

AT&T Inc
0.690% (SOFR + 0.640%) due 03/25/24 §	4,550,000	4,560,977
0.900% due 03/25/24	1,400,000	1,403,188
1.299% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,954,728
Charter Communications Operating LLC
1.826% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	514,187
eBay Inc
1.056% (USD LIBOR + 0.870%) due 01/30/23 §	350,000	353,474
1.900% due 03/11/25	2,500,000	2,585,492
3.800% due 03/09/22	3,060,000	3,123,586
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,996,170
Sprint Spectrum Co LLC
3.360% due 03/20/23 ~	623,438	627,269
4.738% due 09/20/29 ~	5,010,938	5,389,263
Verizon Communications Inc
0.550% (SOFR + 0.500%) due 03/22/24 §	1,300,000	1,310,589
0.750% due 03/22/24	5,000,000	5,023,023

		36,841,946

Consumer, Cyclical - 2.1%

7-Eleven Inc
0.612% (USD LIBOR + 0.450%) due 08/10/22 ~ §	4,000,000	4,001,861
0.800% due 02/10/24 ~	1,500,000	1,496,854
DR Horton Inc
2.500% due 10/15/24	2,000,000	2,097,397
4.375% due 09/15/22	1,000,000	1,036,856
Ford Motor Credit Co LLC
1.256% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,188,618
3.087% due 01/09/23	1,000,000	1,021,250
General Motors Financial Co Inc 1.050% due 03/08/24	2,000,000	2,012,055
Harley-Davidson Financial Services Inc 3.350% due 06/08/25 ~	1,000,000	1,070,603
Marriott International Inc 3.600% due 04/15/24	1,000,000	1,067,185

	Principal Amount	Value
Nissan Motor Acceptance Corp
0.765% (USD LIBOR + 0.630%) due 09/21/21 ~ §	$2,500,000	$2,501,430
0.838% (USD LIBOR + 0.650%) due 07/13/22 ~ §	1,700,000	1,703,512
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,134,149

		24,331,770

Consumer, Non-Cyclical - 6.3%

AbbVie Inc 2.150% due 11/19/21	4,000,000	4,029,284
AmerisourceBergen Corp 0.737% due 03/15/23	1,550,000	1,552,997
Anthem Inc 2.375% due 01/15/25	1,200,000	1,257,224
Bayer US Finance II LLC (Germany) 1.129% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,247,282
Bristol-Myers Squibb Co 0.537% due 11/13/23	2,200,000	2,202,763
Cargill Inc
0.400% due 02/02/24 ~	2,000,000	1,989,441
1.375% due 07/23/23 ~	1,000,000	1,019,028
Cigna Corp 1.074% (USD LIBOR + 0.890%) due 07/15/23 §	8,678,000	8,797,092
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,987,053
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	2,000,000	2,033,515
General Mills Inc 1.200% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,188,981
Gilead Sciences Inc 0.750% due 09/29/23	3,750,000	3,751,995
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	2,150,000	2,158,255
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,355,436
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	3,003,597
PayPal Holdings Inc
1.350% due 06/01/23	1,750,000	1,781,613
2.200% due 09/26/22	7,500,000	7,681,036
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	2,026,923
Royalty Pharma PLC 0.750% due 09/02/23 ~	3,500,000	3,511,959
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	3,500,000	3,631,201
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,518,698

		72,725,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Energy - 2.4%

Energy Transfer LP
3.600% due 02/01/23	$3,400,000	$3,528,917
4.250% due 03/15/23	1,519,000	1,594,480
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,064,311
Kinder Morgan Inc
1.464% (USD LIBOR + 1.280%) due 01/15/23 §	1,000,000	1,013,979
5.625% due 11/15/23 ~	915,000	1,008,542
MPLX LP
3.375% due 03/15/23	1,500,000	1,568,886
3.500% due 12/01/22	1,606,000	1,668,861
Phillips 66 0.776% (USD LIBOR + 0.620%) due 02/15/24 §	5,000,000	5,006,811
Pioneer Natural Resources Co 0.550% due 05/15/23	600,000	600,798
Valero Energy Corp
1.200% due 03/15/24	4,170,000	4,208,676
1.269% (USD LIBOR + 1.150%) due 09/15/23 §	5,000,000	5,009,045

		27,273,306

Financial - 25.6%

AIG Global Funding 0.650% due 06/17/24 ~	1,000,000	997,589
Air Lease Corp
0.700% due 02/15/24	1,500,000	1,495,263
2.625% due 07/01/22	1,500,000	1,528,914
3.500% due 01/15/22	2,650,000	2,694,096
American Express Co 0.789% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,041,996
Athene Global Funding
0.950% due 01/08/24 ~	4,550,000	4,555,887
1.368% (USD LIBOR + 1.230%) due 07/01/22 ~ §	4,500,000	4,546,122
Banco Santander SA (Spain)
0.701% due 06/30/24	2,200,000	2,205,047
2.706% due 06/27/24	2,900,000	3,052,619
2.746% due 05/28/25	1,250,000	1,317,827
Bank of America Corp
1.348% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,376,244
2.503% due 10/21/22	600,000	604,049
Brighthouse Financial Global Funding 0.600% due 06/28/23 ~	750,000	750,002
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	7,000,000	7,000,326
Capital One Financial Corp 2.600% due 05/11/23	2,800,000	2,908,443
Capital One NA 2.150% due 09/06/22	2,000,000	2,038,656
Citigroup Inc
0.699% (SOFR + 0.669%) due 05/01/25 §	600,000	603,331
0.776% due 10/30/24	1,200,000	1,203,392
0.981% due 05/01/25	2,100,000	2,105,675
1.126% (USD LIBOR + 0.950%) due 07/24/23 §	3,200,000	3,225,582
1.256% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,844,830
1.678% due 05/15/24	600,000	612,826

	Principal Amount	Value
Citizens Bank NA 1.096% (USD LIBOR + 0.950%) due 03/29/23 §	$3,000,000	$3,037,732
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	2,000,000	1,992,712
1.006% (USD LIBOR + 0.860%) due 09/26/23 ~ §	2,500,000	2,535,249
Credit Suisse AG (Switzerland)
0.480% (SOFR + 0.450%) due 02/04/22 §	2,500,000	2,504,304
0.495% due 02/02/24	3,000,000	2,989,127
1.000% due 05/05/23	1,750,000	1,769,300
Fifth Third Bank NA 1.800% due 01/30/23	5,000,000	5,110,655
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25	3,500,000	3,498,554
1.155% (USD LIBOR + 1.000%) due 05/18/24 §	2,300,000	2,331,096
Intercontinental Exchange Inc
0.700% due 06/15/23	2,500,000	2,510,433
3.450% due 09/21/23	2,200,000	2,336,266
Jackson National Life Global Funding
2.500% due 06/27/22 ~	1,850,000	1,890,128
3.300% due 02/01/22 ~	2,650,000	2,697,112
JPMorgan Chase & Co
0.697% due 03/16/24	2,500,000	2,508,356
0.824% due 06/01/25	2,500,000	2,496,284
0.903% (USD LIBOR + 0.730%) due 04/23/24 §	1,200,000	1,211,865
0.969% due 06/23/25	2,350,000	2,353,810
1.063% (USD LIBOR + 0.890%) due 07/23/24 §	1,000,000	1,014,176
1.076% (USD LIBOR + 0.900%) due 04/25/23 §	1,000,000	1,007,323
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	2,600,000	2,607,830
1.326% due 06/15/23	2,000,000	2,016,273
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	600,000	599,628
MassMutual Global Funding II 0.600% due 04/12/24 ~	10,000,000	10,003,533
Metropolitan Life Global Funding I 0.400% due 01/07/24 ~	2,000,000	1,996,227
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,149,063
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	4,350,000	4,375,115
0.871% (USD LIBOR + 0.740%) due 03/02/23 §	5,700,000	5,751,539
0.966% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,030,856
2.623% due 07/18/22	1,050,000	1,076,028
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	3,042,377

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Morgan Stanley
0.529% due 01/25/24	$4,000,000	$3,998,768
0.731% due 04/05/24	3,000,000	3,006,991
0.790% due 05/30/25	2,900,000	2,891,840
1.382% (USD LIBOR + 1.220%) due 05/08/24 §	700,000	713,020
Nasdaq Inc 0.445% due 12/21/22	1,650,000	1,649,980
NatWest Markets PLC (United Kingdom) 0.563% (SOFR + 0.530%) due 08/12/24 ~ §	1,800,000	1,806,991
New York Life Global Funding
0.400% due 10/21/23 ~	1,650,000	1,649,549
0.559% (USD LIBOR + 0.440%) due 07/12/22 ~ §	2,000,000	2,008,186
0.648% (USD LIBOR + 0.520%) due 06/10/22 ~ §	2,000,000	2,008,831
3.250% due 08/06/21 ~	1,500,000	1,504,521
PNC Bank NA
0.475% (USD LIBOR + 0.325%) due 02/24/23 §	3,350,000	3,357,044
0.634% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,900,492
Protective Life Global Funding
due 07/05/24 # ~	1,500,000	1,500,693
0.631% due 10/13/23 ~	2,400,000	2,407,374
Public Storage REIT 0.495% (SOFR + 0.470%) due 04/23/24 §	3,200,000	3,206,992
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,149,452
Royal Bank of Canada (Canada)
0.500% due 10/26/23	8,500,000	8,514,196
0.799% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,073,807
3.700% due 10/05/23	400,000	429,280
Skandinaviska Enskilda Banken AB (Sweden)
0.455% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,511,926
0.550% due 09/01/23 ~	5,000,000	5,002,675
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,900,000	2,914,466
1.319% due 10/14/23 ~	2,000,000	2,019,720
3.885% due 03/15/24 ~	1,000,000	1,051,796
State Street Corp 2.825% due 03/30/23	2,000,000	2,037,718
Sumitomo Mitsui Financial Group Inc (Japan)
0.930% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,157,726
0.984% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,590,201
1.050% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,063,304
The Charles Schwab Corp 0.750% due 03/18/24	3,000,000	3,017,961
The Goldman Sachs Group Inc
0.657% due 09/10/24	8,100,000	8,090,349
3.625% due 02/20/24	2,300,000	2,466,294

	Principal Amount	Value
The Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	$5,000,000	$5,036,584
0.830% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,118,678
Truist Bank 0.766% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,003,531
UBS AG (Switzerland)
0.391% (SOFR + 0.360%) due 02/09/24 ~ §	7,250,000	7,281,936
0.450% due 02/09/24 ~	5,000,000	4,975,706
1.750% due 04/21/22 ~	2,250,000	2,275,431
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	1,500,000	1,511,427
2.650% due 02/01/22 ~	2,500,000	2,535,591
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,737,718
Wells Fargo & Co 1.654% due 06/02/24	3,750,000	3,831,246
Westpac Banking Corp (Australia)
0.856% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,767,963
0.876% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,772,147
3.650% due 05/15/23	3,251,000	3,447,557

		297,149,325

Industrial - 2.7%

Berry Global Inc 0.950% due 02/15/24 ~	2,850,000	2,856,042
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,937,084
Jabil Inc 1.700% due 04/15/26	1,000,000	1,008,150
Martin Marietta Materials Inc due 07/15/23 #	2,100,000	2,105,058
Otis Worldwide Corp 0.595% (USD LIBOR + 0.450%) due 04/05/23 §	1,400,000	1,400,119
Penske Truck Leasing Co LP
1.200% due 11/15/25 ~	2,000,000	1,982,413
4.875% due 07/11/22 ~	2,000,000	2,086,766
Ryder System Inc 2.500% due 09/01/24	3,000,000	3,141,220
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	6,200,000	6,208,860
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	7,012,103
The Boeing Co 4.508% due 05/01/23	1,500,000	1,599,630

		31,337,445

Technology - 3.2%

Apple Inc 0.750% due 05/11/23	2,450,000	2,471,999
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,996,653
Fiserv Inc 2.750% due 07/01/24	1,000,000	1,055,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Hewlett Packard Enterprise Co
0.914% (USD LIBOR + 0.720%) due 10/05/21 §	$2,100,000	$2,100,502
1.450% due 04/01/24	1,000,000	1,017,507
2.250% due 04/01/23	2,100,000	2,162,741
Infor Inc 1.450% due 07/15/23 ~	2,700,000	2,732,389
Microchip Technology Inc 0.972% due 02/15/24 ~	4,950,000	4,949,604
Oracle Corp
1.650% due 03/25/26	1,800,000	1,825,488
2.500% due 04/01/25	5,450,000	5,727,648
salesforce.com Inc due 07/15/24 #	3,600,000	3,602,378
Skyworks Solutions Inc 0.900% due 06/01/23	3,095,000	3,104,668
VMware Inc 4.500% due 05/15/25	2,350,000	2,626,857

		37,373,768

Utilities - 5.2%

American Electric Power Co Inc
0.750% due 11/01/23	2,450,000	2,451,582
3.650% due 12/01/21	1,250,000	1,268,059
CenterPoint Energy Inc 0.684% (SOFR + 0.650%) due 05/13/24 §	2,350,000	2,360,975
CenterPoint Energy Resources Corp 0.631% (USD LIBOR + 0.500%) due 03/02/23 §	850,000	850,222
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,500,723
Consumers Energy Co 0.350% due 06/01/23	4,000,000	3,995,183
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	1,060,936
DTE Energy Co 1.050% due 06/01/25	1,000,000	1,000,201
Edison International 4.950% due 04/15/25	1,500,000	1,662,179
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	550,000	547,292
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,555,252
Entergy Louisiana LLC 0.620% due 11/17/23	2,250,000	2,253,590
Evergy Inc 2.450% due 09/15/24	4,176,000	4,376,324
Florida Power & Light Co 0.564% (USD LIBOR + 0.380%) due 07/28/23 §	1,950,000	1,950,149
Mississippi Power Co 0.350% (SOFR + 0.300%) due 06/28/24 §	1,900,000	1,902,252
NextEra Energy Capital Holdings Inc 0.650% due 03/01/23	2,500,000	2,510,811
NiSource Inc 0.950% due 08/15/25	800,000	794,086

	Principal Amount	Value
Oklahoma Gas and Electric Co 0.553% due 05/26/23	$3,350,000	$3,350,308
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,909,541
Pacific Gas and Electric Co 1.750% due 06/16/22	4,500,000	4,498,407
PPL Electric Utilities Corp 0.380% (SOFR + 0.330%) due 06/24/24 §	3,850,000	3,853,118
Public Service Enterprise Group Inc 0.800% due 08/15/25	2,800,000	2,771,439
Southern California Edison Co
0.690% (SOFR + 0.640%) due 04/03/23 §	2,000,000	2,005,377
0.880% (SOFR + 0.830%) due 04/01/24 §	1,800,000	1,807,545
1.100% due 04/01/24	1,300,000	1,309,317
The AES Corp 3.300% due 07/15/25 ~	1,000,000	1,070,205
WEC Energy Group Inc 0.800% due 03/15/24	2,500,000	2,506,697
Xcel Energy Inc 0.500% due 10/15/23	650,000	650,256

		60,772,026

Total Corporate Bonds & Notes (Cost $594,836,313)		600,594,585

ASSET-BACKED SECURITIES - 4.8%

AIMCO CLO (Cayman) 1.034% (USD LIBOR + 0.850%) due 01/15/28 ~ §	592,721	593,405
AmeriCredit Automobile Receivables Trust
0.280% due 06/18/24	5,950,000	5,952,982
0.420% due 03/18/24	3,268,841	3,271,898
0.600% due 12/18/23	974,041	975,246
BMW Vehicle Owner Trust 0.390% due 02/27/23	853,791	854,248
CarMax Auto Owner Trust 0.220% due 02/15/24	2,000,000	2,000,780
Ford Credit Auto Owner Trust
0.500% due 02/15/23	2,215,943	2,217,991
1.030% due 10/15/22	272,982	273,247
GM Financial Consumer Automobile Receivables Trust
0.230% due 11/16/23	1,240,756	1,241,333
1.500% due 03/16/23	457,635	458,445
1.830% due 01/17/23	2,333	2,335
Honda Auto Receivables Owner Trust 0.740% due 11/15/22	385,867	386,353
John Deere Owner Trust 0.410% due 03/15/23	431,024	431,292
Navient Private Education Refi Loan Trust 0.423% (USD LIBOR + 0.350%) due 11/15/68 ~ §	152,537	152,556
Nelnet Student Loan Trust 0.556% (USD LIBOR + 0.380%) due 04/25/31 ~ §	26,117	26,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value
Nissan Auto Receivables Owner Trust 1.450% due 12/15/22	$652,059	$653,526
Palmer Square Loan Funding Ltd (Cayman)
due 07/20/29 # ~ §	8,750,000	8,750,000
1.888% (USD LIBOR + 1.700%) due 07/20/28 ~ §	645,228	645,613
Santander Drive Auto Receivables Trust
0.280% due 04/15/24	6,500,000	6,500,904
0.290% due 11/15/23	9,330,665	9,334,448
0.420% due 09/15/23	2,446,092	2,447,094
0.460% due 09/15/23	910,645	910,941
SLM Student Loan Trust 0.266% (USD LIBOR + 0.090%) due 01/26/26 §	230,168	230,148
SMB Private Education Loan Trust
0.401% (USD LIBOR + 0.300%) due 03/15/27 ~ §	1,515,428	1,515,464
0.601% (USD LIBOR + 0.500%) due 01/15/53 ~ §	1,383,670	1,386,157
2.490% due 06/15/27 ~	1,939,211	1,954,201
Toyota Auto Receivables Owner Trust
0.360% due 02/15/23	754,401	754,857
1.380% due 12/15/22	1,215,864	1,218,694

Total Asset-Backed Securities (Cost $55,118,466)		55,140,274

U.S. TREASURY OBLIGATIONS - 26.5%

U.S. Treasury Notes - 26.5%

0.125% due 04/30/22	25,000,000	25,008,852
0.125% due 05/31/22	15,000,000	15,005,374
0.125% due 06/30/22	15,000,000	15,004,263
0.125% due 11/30/22	48,000,000	47,977,500
0.125% due 02/28/23	10,000,000	9,988,672
0.375% due 03/31/22	25,000,000	25,055,625
0.500% due 03/15/23	5,000,000	5,026,074
1.125% due 02/28/22	15,000,000	15,103,627
1.375% due 01/31/22	27,000,000	27,207,511
1.500% due 01/15/23	30,000,000	30,612,891
1.750% due 03/31/22 ‡	18,750,000	18,985,084
1.750% due 07/15/22	10,000,000	10,171,229
1.750% due 06/30/24	10,000,000	10,387,109
1.750% due 07/31/24	10,000,000	10,393,750
2.000% due 07/31/22	10,000,000	10,206,250
2.625% due 02/28/23	2,100,000	2,185,149
2.875% due 11/15/21	29,000,000	29,304,141

Total U.S. Treasury Obligations (Cost $304,858,380)		307,623,101

SHORT-TERM INVESTMENTS - 10.7%

Corporate Notes - 0.0%

Southern California Edison Co 0.398% (SOFR + 0.350%) due 06/13/22 §	650,000	650,718

	Shares	Value
Money Market Fund - 4.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	51,908,344	$51,908,344

	Principal Amount
U.S. Treasury Bills - 6.2%

0.038% due 07/15/21	$8,000,000	7,999,875
0.040% due 09/16/21	45,500,000	45,496,107
0.048% due 09/30/21	18,000,000	17,997,839

		71,493,821

Total Short-Term Investments (Cost $124,053,039)		124,052,883

TOTAL INVESTMENTS - 93.8% (Cost $1,078,866,198)		1,087,410,843

DERIVATIVES - 9.0%		104,759,177

OTHER ASSETS & LIABILITIES, NET - (2.8%)		(32,374,657)

NET ASSETS - 100.0%		$1,159,795,363

Notes to Schedule of Investments

a)	As of June 30, 2021, an investment with an aggregate value of $182,023 was fully or partially segregated with the broker(s)/ custodian as collateral for open swap agreements.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(b)	Swap agreements outstanding as of June 30, 2021 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	$45,253,539	$11,545,250	$—	$11,545,250
Russell 1000 Value Index	3-Month USD-LIBOR + 0.150%	Z	BOA	10/15/21	91,418,907	30,375,935	—	30,375,935
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.130%	Z	BOA	10/15/21	46,023,210	15,523,419	—	15,523,419
MSCI EAFE Index	3-Month USD-LIBOR - 0.120%	Z	BRC	10/15/21	45,296,715	10,208,732	—	10,208,732
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.390%	Z	BOA	03/22/22	49,850,380	6,456,602	—	6,456,602
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	CIT	03/22/22	30,637,780	1,995,147	—	1,995,147
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.380%	Z	CIT	03/22/22	30,870,869	3,955,738	—	3,955,738
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	03/22/22	8,842,487	567,821	—	567,821
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	03/22/22	12,912,184	1,850,383	—	1,850,383
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BOA	06/16/22	19,591,861	850,556	—	850,556
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.430%	Z	BOA	06/16/22	72,045,217	10,036,070	—	10,036,070
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.440%	Z	GSC	06/16/22	61,020,763	3,531,363	—	3,531,363
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	73,661,207	8,574,242	—	8,574,242
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.380%	Z	GSC	06/16/22	24,894,918	1,265,405	—	1,265,405
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.020%	Z	CIT	09/15/22	16,452,647	(502,988)	—	(502,988)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	09/15/22	83,546,714	3,101,753	—	3,101,753
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	09/15/22	10,127,554	464,261	—	464,261
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	09/15/22	91,544,568	(1,083,278)	—	(1,083,278)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	09/15/22	97,531,801	(971,643)	—	(971,643)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	(550,999)	—	(550,999)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(255,541)	—	(255,541)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	1,573,586	—	1,573,586
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	(493,672)	—	(493,672)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	235,330	—	235,330

						$108,253,472	$—	$108,253,472

Total Return Swaps - Short

Pay	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.040%	Z	BRC	10/15/21	$8,670,370	($3,494,295)	$—	($3,494,295)

Total Swap Agreements						$104,759,177	$—	$104,759,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$600,594,585	$—	$600,594,585	$—
	Asset-Backed Securities	55,140,274	—	55,140,274	—
	U.S. Treasury Obligations	307,623,101	—	307,623,101	—
	Short-Term Investments	124,052,883	51,908,344	72,144,539	—
	Derivatives:
	Equity Contracts
	Swaps	112,111,593	—	112,111,593	—

	Total Assets	1,199,522,436	51,908,344	1,147,614,092	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(7,352,416)	—	(7,352,416)	—

	Total Liabilities	(7,352,416)	—	(7,352,416)	—

	Total	$1,192,170,020	$51,908,344	$1,140,261,676	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer, Cyclical - 3.6%

Choice Hotels International Inc	717	$85,223
DR Horton Inc	3,100	280,147
Marriott Vacations Worldwide Corp *	2,470	393,471
Travel + Leisure Co	4,385	260,688

		1,019,529

Financial - 96.2%

Agree Realty Corp REIT	6,911	487,156
Alexandria Real Estate Equities Inc REIT	5,494	999,578
American Assets Trust Inc REIT	7,947	296,344
American Campus Communities Inc REIT	1,409	65,829
American Homes 4 Rent ‘A’ REIT	28,060	1,090,131
American Tower Corp REIT	3,405	919,827
Apartment Income REIT Corp	12,354	585,950
Apple Hospitality REIT Inc	17,553	267,859
AvalonBay Communities Inc REIT	6,765	1,411,788
Brandywine Realty Trust REIT	8,455	115,918
Broadstone Net Lease Inc REIT	17,632	412,765
CoreSite Realty Corp REIT	2,621	352,787
Cousins Properties Inc REIT	13,893	510,985
CubeSmart REIT	10,077	466,767
CyrusOne Inc REIT	1,914	136,889
DiamondRock Hospitality Co REIT *	11,332	109,920
Digital Realty Trust Inc REIT	1,737	261,349
Equinix Inc REIT	2,623	2,105,220
Equity LifeStyle Properties Inc REIT	7,614	565,796
Equity Residential REIT	56	4,312
Essex Property Trust Inc REIT	4,011	1,203,340
Extra Space Storage Inc REIT	6,403	1,048,939
First Industrial Realty Trust Inc REIT	11,561	603,831
Healthcare Realty Trust Inc REIT	6,250	188,750
Healthcare Trust of America Inc ‘A’ REIT	25,717	686,644
Invitation Homes Inc REIT	40,260	1,501,295
Kilroy Realty Corp REIT	8,529	593,960
MGM Growth Properties LLC ‘A’ REIT	8,649	316,726
Park Hotels & Resorts Inc REIT *	10,102	208,202
Prologis Inc REIT	16,363	1,955,869
PS Business Parks Inc REIT	2,676	396,262
Public Storage REIT	1,102	331,360
Regency Centers Corp REIT	9,452	605,590
Rexford Industrial Realty Inc REIT	7,746	441,135
Sabra Health Care REIT Inc	22,260	405,132
Simon Property Group Inc REIT	2,588	337,682
STORE Capital Corp REIT	18,225	628,945
Sun Communities Inc REIT	6,388	1,094,903
Terreno Realty Corp REIT	7,432	479,513
Ventas Inc	4,080	232,968
VICI Properties Inc REIT	18,348	569,155
Welltower Inc REIT	19,908	1,654,355
Weyerhaeuser Co REIT	6,453	222,112

		26,873,838

Total Common Stocks (Cost $17,059,197)		27,893,367

	Shares	Value
SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 0.010%	46,596	$46,596

Total Short-Term Investment (Cost $46,596)		46,596

TOTAL INVESTMENTS - 100.0% (Cost $17,105,793)		27,939,963

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(491)

NET ASSETS - 100.0%		$27,939,472

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:

		Total Value at June 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$27,893,367	$27,893,367	$—	$—
	Short-Term Investment	46,596	46,596	—	—

	Total	$27,939,963	$27,939,963	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 140

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2021 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for swap agreements as of June 30, 2021.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
y	Issuer filed bankruptcy and/or is in default as of June 30, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.

Counterparty & Exchange Abbreviations:

BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi

Currency Abbreviations (continued):

COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
PIPE	Private Investment In Public Equity
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2021 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2021 is as follows:

	Beginning		Distributions		Net	Change in Unrealized	As of June 30, 2021
Fund/Underlying Fund	Value as of April 1, 2021	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$8,135,956	$73,982	$44,129	$248,108	($2,944)	$139,432	$8,142,447	712,999
Pacific Funds Floating Rate Income	2,499,111	32,369	23,180	76,916	1,950	10,830	2,490,524	254,655
Pacific Funds High Income	26,407,784	201,569	331,072	883,021	11,291	321,693	26,390,388	2,544,878
PF Inflation Managed	13,788,608	87,187	—	431,900	4,528	438,743	13,887,166	1,360,153
PF Managed Bond	99,416,259	787,545	—	3,034,538	(184,916)	2,801,638	99,785,988	8,909,463
PF Short Duration Bond	28,680,120	362,028	—	877,914	10,039	46,703	28,220,976	2,777,655
PF Emerging Markets Debt	12,319,162	122,848	—	498,995	(5,212)	749,761	12,687,564	1,450,007
PF Growth	1,271,912	7,926	—	66,228	4,403	151,157	1,369,170	39,836
PF Large-Cap Value	5,553,329	34,875	—	291,425	19,302	402,902	5,718,983	431,621
PF Small-Cap Growth	2,463,945	25,008	—	103,275	(133)	185,777	2,571,322	110,027
PF Small-Cap Value	4,856,817	49,140	—	210,421	46,610	119,712	4,861,858	434,482
PF Emerging Markets	6,136,048	72,591	—	219,710	1,032	232,309	6,222,270	402,736
PF International Small-Cap	1,248,783	7,925	—	66,233	28,978	58,704	1,278,157	102,581
PF Multi-Asset	37,130,175	234,613	—	1,960,496	468,958	2,436,403	38,309,653	2,744,245
	$249,908,009	$2,099,606	$398,381	$8,969,180	$403,886	$8,095,764	$251,936,466

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,910,746	$24,939	$48,288	$201,254	($2,282)	$151,960	$8,932,397	782,171
Pacific Funds Floating Rate Income	1,678,420	6,071	15,534	38,354	978	7,596	1,670,245	170,782
Pacific Funds High Income	25,336,856	54,590	318,294	569,585	7,486	313,018	25,460,659	2,455,223
PF Inflation Managed	8,418,047	15,820	—	189,860	1,456	268,584	8,514,047	833,893
PF Managed Bond	108,676,585	298,788	—	2,456,807	(152,498)	3,015,017	109,381,085	9,766,168
PF Short Duration Bond	23,450,928	76,683	—	531,614	10,014	36,094	23,042,105	2,267,924
PF Emerging Markets Debt	13,239,973	28,189	—	366,347	(8,413)	806,525	13,699,927	1,565,706
PF Growth	9,910,306	12,576	—	422,554	41,929	1,178,623	10,720,880	311,926
PF Large-Cap Value	17,465,964	22,333	—	750,399	56,166	1,267,093	18,061,157	1,363,106
PF Small-Cap Growth	4,967,737	11,182	—	114,360	(1,266)	381,556	5,244,849	224,427
PF Small-Cap Value	8,163,518	17,618	—	253,720	68,645	205,574	8,201,635	732,943
PF Emerging Markets	13,195,967	37,765	—	320,344	53,763	448,325	13,415,476	868,316
PF International Large-Cap	3,490,322	7,058	—	109,590	4,842	230,584	3,623,216	294,331
PF International Small-Cap	3,355,877	4,337	—	135,657	8,355	227,526	3,460,438	277,724
PF International Value	1,811,011	5,192	—	55,821	7,019	72,105	1,839,506	218,989
PF Multi-Asset	82,083,174	105,595	—	3,548,001	983,907	5,462,758	85,087,433	6,095,088
PF Real Estate	1,709,047	2,168	—	72,854	13,571	193,691	1,845,623	120,866
	$335,864,478	$730,904	$382,116	$10,137,121	$1,093,672	$14,266,629	$342,200,678

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$19,943,673	$60,687	$108,727	$305,043	($3,177)	$339,676	$20,144,543	1,763,970
Pacific Funds Floating Rate Income	5,380,649	18,821	50,022	83,669	(3,660)	31,286	5,393,449	551,477
Pacific Funds High Income	54,153,669	133,789	684,285	824,432	4,327	683,450	54,835,088	5,287,858
PF Inflation Managed	10,795,352	32,756	—	164,877	1,230	346,432	11,010,893	1,078,442
PF Managed Bond	243,946,530	738,439	—	3,734,690	(224,304)	6,678,768	247,404,743	22,089,709
PF Short Duration Bond	32,221,674	101,451	—	494,655	745	62,779	31,891,994	3,138,976
PF Emerging Markets Debt	21,223,422	58,950	—	329,778	(8,935)	1,291,751	22,235,410	2,541,190
PF Growth	55,875,727	74,630	—	1,903,882	163,668	6,755,127	60,965,270	1,773,793
PF Large-Cap Value	60,345,894	81,217	—	2,071,873	423,705	4,159,605	62,938,548	4,750,079
PF Small-Cap Growth	21,234,933	47,315	—	329,778	(787)	1,636,729	22,588,412	966,556
PF Small-Cap Value	36,640,527	99,895	—	793,360	200,196	1,028,953	37,176,211	3,322,271
PF Emerging Markets	47,593,965	152,177	—	741,986	7,687	1,810,635	48,822,478	3,160,031
PF International Large-Cap	12,255,700	27,208	—	260,670	26,746	801,988	12,850,972	1,043,946
PF International Small-Cap	10,758,960	14,633	—	298,427	67,446	691,417	11,234,029	901,607
PF International Value	6,333,898	20,290	—	136,006	16,851	260,019	6,495,052	773,221
PF Multi-Asset	433,374,976	586,801	—	12,748,030	696,572	33,532,190	455,442,509	32,624,822
PF Real Estate	5,479,322	7,316	—	186,655	103,011	563,995	5,966,989	390,765
	$1,077,558,871	$2,256,375	$843,034	$25,407,811	$1,471,321	$60,674,800	$1,117,396,590

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$8,810,631	$8,866	$47,872	$157,977	($1,673)	$149,967	$8,857,686	775,629
Pacific Funds High Income	35,407,320	34,099	446,174	632,019	7,363	441,523	35,704,460	3,443,053
PF Managed Bond	105,628,480	106,382	—	1,896,064	(112,832)	2,901,284	106,627,250	9,520,290
PF Short Duration Bond	13,167,120	13,298	—	237,011	460	25,531	12,969,398	1,276,516
PF Emerging Markets Debt	13,009,011	11,306	—	237,011	(5,816)	791,693	13,569,183	1,550,764
PF Growth	77,006,525	51,791	—	2,754,552	219,923	9,289,968	83,813,655	2,438,570
PF Large-Cap Value	71,092,979	48,177	—	2,562,374	180,301	5,219,502	73,978,585	5,583,289
PF Small-Cap Growth	21,693,223	22,162	—	395,016	(4,294)	1,668,532	22,984,607	983,509
PF Small-Cap Value	42,779,195	33,932	—	847,619	233,996	1,199,893	43,399,397	3,878,409
PF Emerging Markets	51,862,738	52,812	—	948,037	7,843	1,966,782	52,942,138	3,426,676
PF International Large-Cap	22,210,232	17,306	—	525,215	35,607	1,465,293	23,203,223	1,884,908
PF International Small-Cap	13,189,776	9,034	—	387,811	75,273	854,514	13,740,786	1,102,792
PF International Value	22,000,443	17,306	—	496,055	17,088	944,751	22,483,533	2,676,611
PF Multi-Asset	369,207,902	251,727	—	9,039,924	2,460,494	26,715,740	389,595,939	27,908,019
PF Real Estate	13,434,845	9,032	—	480,445	96,627	1,536,614	14,596,673	955,905
	$880,500,420	$687,230	$494,046	$21,597,130	$3,210,360	$55,171,587	$918,466,513

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Beginning		Distributions		Net	Change in Unrealized	As of June 30, 2021
Fund/Underlying Fund	Value as of April 1, 2021	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$335,269	$733	$1,815	$7,899	($84)	$5,716	$335,550	29,383
Pacific Funds High Income	5,052,527	10,832	63,436	118,619	722	63,172	5,072,070	489,110
PF Managed Bond	4,689,371	10,269	—	110,712	(6,109)	129,634	4,712,453	420,755
PF Emerging Markets Debt	1,650,123	3,667	—	39,542	(634)	100,072	1,713,686	195,850
PF Growth	35,095,404	43,355	—	1,366,291	107,037	4,220,223	38,099,728	1,108,517
PF Large-Cap Value	17,076,797	21,256	—	700,722	45,069	1,247,129	17,689,529	1,335,059
PF Small-Cap Growth	13,208,345	29,339	—	316,315	(3,680)	1,014,527	13,932,216	596,158
PF Small-Cap Value	24,418,766	45,764	—	593,092	157,723	657,708	24,686,869	2,206,155
PF Emerging Markets	23,025,154	51,341	—	553,553	1,928	870,876	23,395,746	1,514,288
PF International Large-Cap	10,937,470	20,136	—	312,225	16,695	720,197	11,382,273	924,636
PF International Small-Cap	8,365,153	10,523	—	257,317	15,337	572,566	8,706,262	698,737
PF International Value	4,268,046	7,933	—	116,062	49,271	136,240	4,345,428	517,313
PF Multi-Asset	181,667,492	227,504	—	4,725,133	1,213,901	13,124,920	191,508,684	13,718,387
PF Real Estate	5,112,178	6,313	—	208,924	55,485	563,683	5,528,735	362,065

	$334,902,095	$488,965	$65,251	$9,426,406	$1,652,661	$23,426,663	$351,109,229

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of June 30, 2021, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	80.41%
Pacific Funds Small-Cap Value	46.00%
Pacific Funds ESG Core Bond	91.36%